UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDING OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices)            (Zip code)

Kurt Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: August 31, 2010

Item 1.	Schedule of Investments.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 46.0%
Advanced Materials - 0.0%

Ceradyne, Inc.†	401	$8,758

Advertising Agencies - 0.6%

Omnicom Group, Inc.	21,183	741,617
The Interpublic Group of Cos., Inc.†	1,289	10,995

		752,612

Aerospace/Defense - 0.9%

Aerovironment, Inc.†	79	1,787
Cubic Corp.	165	6,301
Esterline Technologies Corp.†	473	21,758
National Presto Industries, Inc.	25	2,500
Northrop Grumman Corp.	4,305	232,987
Raytheon Co.	5,254	230,756
Teledyne Technologies, Inc.†	401	14,508
The Boeing Co.	9,559	584,342

		1,094,939

Aerospace/Defense-Equipment - 0.3%

AAR Corp.†	619	9,508
Curtiss-Wright Corp.	502	13,348
GenCorp, Inc.†	269	1,178
Kaman Corp.	409	8,740
Moog, Inc., Class A†	721	22,495
Orbital Sciences Corp.†	657	8,535
Triumph Group, Inc.	160	10,621
United Technologies Corp.	4,606	300,357

		374,782

Agricultural Chemicals - 0.1%

Monsanto Co.	1,215	63,970

Agricultural Operations - 0.3%

Bunge, Ltd.	7,683	407,199
The Andersons, Inc.	97	3,476

		410,675

Airlines - 0.1%

Allegiant Travel Co.	80	3,010
Skywest, Inc.	885	11,275
Southwest Airlines Co.	7,009	77,450

		91,735

Alternative Waste Technology - 0.0%

Calgon Carbon Corp.†	544	6,789
Darling International, Inc.†	433	3,256

		10,045

Apparel Manufacturers - 0.2%

Carter’s, Inc.†	575	12,845
Coach, Inc.	1,124	40,284
Maidenform Brands, Inc.†	201	5,361
Oxford Industries, Inc.	139	2,741
Polo Ralph Lauren Corp.	1,077	81,572
Quiksilver, Inc.†	2,045	7,342
True Religion Apparel, Inc.†	134	2,356
VF Corp.	671	47,386
Volcom, Inc.†	87	1,356

		201,243

Applications Software - 0.9%

Ebix, Inc.†	160	2,982
EPIQ Systems, Inc.	285	3,548
Intuit, Inc.†	3,743	160,200
Microsoft Corp.	40,576	952,725
Progress Software Corp.†	443	11,833

		1,131,288

Athletic Equipment - 0.0%

Nautilus, Inc.†	328	417

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†	430	4,889

Audio/Video Products - 0.0%

Audiovox Corp., Class A†	295	1,867
DTS, Inc.†	93	3,260
Universal Electronics, Inc.†	72	1,377

		6,504

Auto Repair Centers - 0.0%

Midas, Inc.†	169	1,173
Monro Muffler Brake, Inc.	104	4,355

		5,528

Auto-Cars/Light Trucks - 0.0%

Ford Motor Co.†	5,238	59,137

Auto-Heavy Duty Trucks - 0.1%

PACCAR, Inc.	3,240	132,808

Auto/Truck Parts & Equipment-Original - 0.0%

Spartan Motors, Inc.	345	1,342
Superior Industries International, Inc.	368	5,365

		6,707

Auto/Truck Parts & Equipment-Replacement - 0.0%

ATC Technology Corp.†	217	5,236
Standard Motor Products, Inc.	291	2,503

		7,739

Banks-Commercial - 0.4%

Bank Mutual Corp.	717	3,650
Bank of the Ozarks, Inc.	125	4,593
City Holding Co.	187	5,339
Columbia Banking System, Inc.	620	11,042
Community Bank System, Inc.	520	11,742
East West Bancorp, Inc.	2,339	34,196
First BanCorp. Puerto Rico†	1,207	439
First Commonwealth Financial Corp.	1,429	7,074
First Financial Bancorp	551	8,788
First Financial Bankshares, Inc.	210	9,381
First Midwest Bancorp, Inc.	1,169	12,836
Glacier Bancorp, Inc.	1,143	15,819
Hancock Holding Co.	288	7,839
Hanmi Financial Corp.†	2,404	2,909
Home Bancshares, Inc.	250	5,385
Independent Bank Corp.	333	6,983
Lloyds Banking Group PLC†	105,984	112,951
Nara BanCorp., Inc.†	515	3,075
National Penn Bancshares, Inc.	1,998	11,608
NBT Bancorp, Inc.	397	8,107
Old National Bancorp	1,387	12,788
Pinnacle Financial Partners, Inc.†	525	4,494
PrivateBancorp, Inc.	931	9,738
Regions Financial Corp.	12,068	77,597
S&T Bancorp, Inc.	384	6,516
Signature Bank†	214	7,820
Simmons First National Corp., Class A	239	6,066
Sterling Bancorp	426	3,706

Sterling Bancshares, Inc.	1,578	7,827
Susquehanna Bancshares, Inc.	2,045	16,176
The South Financial Group, Inc.†	3,722	1,052
Tompkins Financial Corp.	84	3,086
Trustco Bank Corp. NY	925	4,921
UMB Financial Corp.	307	9,787
Umpqua Holdings Corp.	1,806	18,782
United Bankshares, Inc.	608	13,990
United Community Banks, Inc.†	1,315	3,261
Whitney Holding Corp.	1,534	11,398
Wilshire Bancorp, Inc.	309	1,916
Wintrust Financial Corp.	491	14,121

		518,798

Banks-Fiduciary - 0.2%

Boston Private Financial Holdings, Inc.	1,157	7,254
State Street Corp.	6,730	236,089

		243,343

Banks-Super Regional - 1.6%

Capital One Financial Corp.	4,200	159,012
Fifth Third Bancorp	10,356	114,434
KeyCorp	12,205	89,951
PNC Financial Services Group, Inc.	6,555	334,042
Wells Fargo & Co.	52,111	1,227,214

		1,924,653

Beverages-Non-alcoholic - 0.4%

Dr Pepper Snapple Group, Inc.	3,938	144,997
PepsiCo, Inc.	374	24,003
The Coca-Cola Co.	6,545	365,997

		534,997

Beverages-Wine/Spirits - 0.1%

Constellation Brands, Inc., Class A†	3,821	63,658

Brewery - 0.0%

Boston Beer Co., Inc., Class A†	53	3,483

Broadcast Services/Program - 0.1%

DG FastChannel, Inc.†	218	3,453
Discovery Communications, Inc., Class A†	2,084	78,671

		82,124

Building & Construction Products-Misc. - 0.0%

Drew Industries, Inc.†	300	5,739
Gibraltar Industries, Inc.†	480	3,648
NCI Building Systems, Inc.†	267	2,350
Quanex Building Products Corp.	443	6,999
Simpson Manufacturing Co., Inc.	612	13,488

		32,224

Building & Construction-Misc. - 0.0%

Dycom Industries, Inc.†	620	4,985
Insituform Technologies, Inc., Class A†	619	12,603

		17,588

Building Products-Air & Heating - 0.0%

AAON, Inc.	66	1,465
Comfort Systems USA, Inc.	608	6,341

		7,806

Building Products-Cement - 0.0%

Eagle Materials, Inc.	496	11,383
Texas Industries, Inc.	442	13,366

		24,749

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	444	4,014

Building Products-Wood - 0.0%

Masco Corp.	1,566	16,427
Universal Forest Products, Inc.	305	7,903

		24,330

Building-Heavy Construction - 0.0%

Orion Marine Group, Inc.†	285	3,198

Building-Maintance & Services - 0.0%

ABM Industries, Inc.	738	14,472

Building-Mobile Home/Manufactured Housing - 0.0%

Skyline Corp.	108	1,978
Winnebago Industries, Inc.†	314	2,694

		4,672

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	4,519	46,365
Lennar Corp., Class A	990	13,038
M/I Homes, Inc.†	294	2,773
Meritage Homes Corp.†	505	9,019
Standard Pacific Corp.†	1,547	5,399

		76,594

Cable/Satellite TV - 0.5%

Comcast Corp., Class A	18,790	321,685
DIRECTV, Class A†	3,396	128,776
Time Warner Cable, Inc.	2,529	130,522

		580,983

Casino Hotels - 0.0%

Monarch Casino & Resort, Inc.†	180	1,714
Wynn Resorts, Ltd.	232	18,701

		20,415

Casino Services - 0.0%

Shuffle Master, Inc.†	283	2,250

Chemicals-Diversified - 0.3%

E.I. du Pont de Nemours & Co.	3,313	135,071
PPG Industries, Inc.	2,387	157,136
The Dow Chemical Co.	639	15,573

		307,780

Chemicals-Other - 0.0%

American Vanguard Corp.	328	2,168

Chemicals-Plastics - 0.0%

A. Schulman, Inc.	496	9,012
PolyOne Corp.†	998	9,731

		18,743

Chemicals-Specialty - 0.2%

Arch Chemicals, Inc.	398	12,227
Balchem Corp.	148	3,619
Eastman Chemical Co.	1,858	114,360
H.B. Fuller Co.	588	11,166
OM Group, Inc.†	487	12,467
Penford Corp.†	181	880

Quaker Chemical Corp.	176	5,211
Sigma-Aldrich Corp.	1,560	82,945
Stepan Co.	76	4,214
Zep, Inc.	259	4,483

		251,572

Circuit Boards - 0.0%

Park Electrochemical Corp.	235	5,617
TTM Technologies, Inc.†	228	1,883

		7,500

Coatings/Paint - 0.1%

The Sherwin-Williams Co.	2,167	152,513

Coffee - 0.0%

Peet’s Coffee & Tea, Inc.†	69	2,365

Collectibles - 0.0%

RC2 Corp.†	242	4,455

Commercial Services - 0.0%

Arbitron, Inc.	139	3,536
Healthcare Services Group, Inc.	419	8,703
HMS Holdings Corp.†	142	7,410
Live Nation Entertainment, Inc.†	2,249	19,431
Medifast, Inc.†	141	3,767
Pre-Paid Legal Services, Inc.†	62	3,388
StarTek, Inc.†	120	532
TeleTech Holdings, Inc.†	170	2,156

		48,923

Commercial Services-Finance - 0.1%

Coinstar, Inc.†	163	7,090
H&R Block, Inc.	1,976	25,392
Heartland Payment Systems, Inc.	596	8,433
Moody’s Corp.	3,022	63,885
Rewards Network, Inc.	139	1,927
Wright Express Corp.†	201	6,454

		113,181

Communications Software - 0.0%

Digi International, Inc.†	392	2,971
Smith Micro Software, Inc.†	156	1,194

		4,165

Computer Services - 0.8%

CACI International, Inc., Class A†	478	19,507
CIBER, Inc.†	1,105	3,028
Computer Sciences Corp.	392	15,606
Insight Enterprises, Inc.†	730	9,592
International Business Machines Corp.	7,048	868,525
Manhattan Associates, Inc.†	118	3,073
SYKES Enterprises, Inc.†	211	2,524

		921,855

Computer Software - 0.0%

Avid Technology, Inc.†	453	5,019
Blackbaud, Inc.	232	4,830
Phoenix Technologies, Ltd.†	360	1,458

		11,307

Computers - 2.1%

Apple, Inc.†	6,895	1,678,036
Hewlett-Packard Co.	22,018	847,253

		2,525,289

Computers-Integrated Systems - 0.0%

Agilysys, Inc.†	319	1,385
Integral Systems, Inc.†	187	1,264
Mercury Computer Systems, Inc.†	124	1,373
MTS Systems Corp.	193	5,143
NCI, Inc.†	73	1,398
Netscout Systems, Inc.†	180	2,849
Radiant Systems, Inc.†	145	2,597
Radisys Corp.†	270	2,446
Stratasys, Inc.†	107	2,430

		20,885

Computers-Memory Devices - 0.1%

Hutchinson Technology, Inc.†	371	1,065
NetApp, Inc.†	3,320	134,261
SanDisk Corp.†	1,023	34,004

		169,330

Computers-Periphery Equipment - 0.6%

Compellent Technologies, Inc.†	120	1,832
Lexmark International, Inc., Class A†	20,645	722,369
Synaptics, Inc.†	179	4,729

		728,930

Consulting Services - 0.0%

Forrester Research, Inc.†	79	2,425
MAXIMUS, Inc.	93	4,995

		7,420

Consumer Products-Misc. - 0.1%

Blyth, Inc.	94	3,583
Central Garden and Pet Co., Class A†	991	9,256
Helen of Troy, Ltd.†	480	10,682
Kid Brands, Inc.†	246	2,010
Kimberly-Clark Corp.	1,455	93,702
WD-40 Co.	179	6,296

		125,529

Containers-Metal/Glass - 0.1%

Ball Corp.	1,186	66,511
Owens-Illinois, Inc.†	3,260	81,695

		148,206

Cosmetics & Toiletries - 1.0%

Colgate-Palmolive Co.	9,525	703,326
The Procter & Gamble Co.	8,077	481,955

		1,185,281

Data Processing/Management - 0.0%

Bowne & Co., Inc.	637	7,051
CommVault Systems, Inc.†	222	5,450
CSG Systems International, Inc.†	186	3,404

		15,905

Decision Support Software - 0.0%

Interactive Intelligence, Inc.†	62	924

Dental Supplies & Equipment - 0.0%

Align Technology, Inc.†	353	5,657

Diagnostic Equipment - 0.0%

Affymetrix, Inc.†	749	3,078

Diagnostic Kits - 0.0%

Meridian Bioscience, Inc.	404	7,385

Disposable Medical Products - 0.0%

ICU Medical, Inc.†	118	4,204
Merit Medical Systems, Inc.†	270	4,261

		8,465

Distribution/Wholesale - 0.2%

Brightpoint, Inc.†	1,107	6,598
MWI Veterinary Supply, Inc.†	115	6,106
Pool Corp.	779	14,373
Scansource, Inc.†	422	10,533
School Specialty, Inc.†	255	3,323
United Stationers, Inc.†	380	17,058
Watsco, Inc.	370	18,999
WW Grainger, Inc.	1,377	145,673

		222,663

Diversified Banking Institutions - 1.6%

Bank of America Corp.	30,776	383,161
Citigroup, Inc.†	114,308	425,226
JPMorgan Chase & Co.	29,101	1,058,112
The Goldman Sachs Group, Inc.	581	79,562

		1,946,061

Diversified Manufacturing Operations - 1.9%

3M Co.	593	46,580
Actuant Corp., Class A	1,079	21,386
AO Smith Corp.	233	11,965
AZZ, Inc.	65	2,596
Barnes Group, Inc.	688	10,464
Dover Corp.	18,861	844,218
Eaton Corp.	5,379	373,733
EnPro Industries, Inc.†	318	8,685
ESCO Technologies, Inc.	271	8,442
Federal Signal Corp.	652	3,436
General Electric Co.	27,716	401,328
Griffon Corp.†	702	7,504
Illinois Tool Works, Inc.	5,540	228,580
ITT Corp.	6,775	287,937
Leggett & Platt, Inc.	3,339	64,009
LSB Industries, Inc.†	188	3,117
Lydall, Inc.†	267	1,840
Parker Hannifin Corp.	877	51,883
Standex International Corp.	198	4,659
Tredegar Corp.	345	5,665

		2,388,027

Diversified Minerals - 0.0%

AMCOL International Corp.	131	3,422

Diversified Operations/Commercial Services - 0.0%

Chemed Corp.	217	10,828
Viad Corp.	326	5,167
Volt Information Sciences, Inc.†	193	1,220

		17,215

E-Commerce/Products - 0.0%

Blue Nile, Inc.†	77	3,162
NutriSystem, Inc.	140	2,458
Stamps.com, Inc.†	56	641

		6,261

E-Commerce/Services - 0.1%

Expedia, Inc.	4,254	97,246
United Online, Inc.	1,031	5,083

		102,329

E-Marketing/Info - 0.0%

comScore, Inc.†	128	2,328

E-Services/Consulting - 0.0%

Perficient, Inc.†	162	1,406
Websense, Inc.†	231	4,493

		5,899

Electric Products-Misc. - 0.1%

Emerson Electric Co.	685	31,956
Littelfuse, Inc.†	188	7,001
Molex, Inc.	4,791	84,561

		123,518

Electric-Integrated - 0.9%

Allete, Inc.	471	16,754
Avista Corp.	870	18,157
Central Vermont Public Service Corp.	186	3,688
CH Energy Group, Inc.	252	10,619
CMS Energy Corp.	15,047	263,323
Constellation Energy Group, Inc.	3,707	108,726
El Paso Electric Co.†	482	11,062
Exelon Corp.	11,958	486,930
NorthWestern Corp.	468	13,160
Pepco Holdings, Inc.	10,536	189,121
UIL Holdings Corp.	475	12,583
Unisource Energy Corp.	568	18,477

		1,152,600

Electronic Components-Misc. - 0.1%

Bel Fuse, Inc., Class B	186	3,447
Benchmark Electronics, Inc.†	994	13,946
CTS Corp.	539	4,334
Daktronics, Inc.	325	2,993
Jabil Circuit, Inc.	1,466	15,026
Methode Electronics, Inc.	461	4,117
OSI Systems, Inc.†	188	5,561
Plexus Corp.†	373	8,586
Rogers Corp.†	250	6,700
Technitrol, Inc.	655	2,430

		67,140

Electronic Components-Semiconductors - 1.0%

Actel Corp.†	297	4,247
Altera Corp.	5,606	138,300
Diodes, Inc.†	184	2,714
DSP Group, Inc.†	255	1,716
Intel Corp.	29,386	520,720
Kopin Corp.†	349	983
LSI Corp.†	7,461	29,993
Microsemi Corp.†	945	13,230
National Semiconductor Corp.	6,160	77,678
Supertex, Inc.†	142	3,125
Texas Instruments, Inc.	19,203	442,245

Volterra Semiconductor Corp.†	284	5,694

		1,240,645

Electronic Connectors - 0.0%

Amphenol Corp., Class A	374	15,229

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	2,619	70,634
Analogic Corp.	149	6,181
Badger Meter, Inc.	148	5,520
FARO Technologies, Inc.†	84	1,541
Keithley Instruments, Inc.	149	1,378

		85,254

Electronic Security Devices - 0.0%

American Science and Engineering, Inc.	90	6,387
LoJack Corp.†	288	956

		7,343

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	787	52,414

Energy-Alternate Sources - 0.0%

Headwaters, Inc.†	958	2,941

Engineering/R&D Services - 0.0%

EMCOR Group, Inc.†	1,049	23,854
Exponent, Inc.†	73	2,252

		26,106

Engines-Internal Combustion - 0.0%

Briggs & Stratton Corp.	795	14,429

Enterprise Software/Service - 0.1%

CA, Inc.	1,056	19,019
Concur Technologies, Inc.†	225	10,523
Epicor Software Corp.†	243	1,650
JDA Software Group, Inc.†	187	4,295
MicroStrategy, Inc., Class A†	48	3,741
Omnicell, Inc.†	284	3,168
SYNNEX Corp.†	328	7,564
Taleo Corp., Class A†	203	5,203
Tyler Technologies, Inc.†	146	2,527

		57,690

Entertainment Software - 0.0%

Take-Two Interactive Software, Inc.†	1,333	11,091
THQ, Inc.†	837	2,971

		14,062

Environmental Consulting & Engineering - 0.0%

Tetra Tech, Inc.†	323	5,862

Filtration/Separation Products - 0.0%

CLARCOR, Inc.	548	18,435

Finance-Consumer Loans - 0.0%

Portfolio Recovery Associates, Inc.†	89	5,669
World Acceptance Corp.†	86	3,505

		9,174

Finance-Credit Card - 0.1%

American Express Co.	1,990	79,341
Discover Financial Services	6,158	89,353

		168,694

Finance-Investment Banker/Broker - 0.0%

Interactive Brokers Group, Inc., Class A†	433	7,010
Investment Technology Group, Inc.†	398	5,290
LaBranche & Co., Inc.†	703	2,735
optionsXpress Holdings, Inc.†	225	3,204
Piper Jaffray Cos., Inc.†	195	5,386
Stifel Financial Corp.†	183	7,920
SWS Group, Inc.	447	3,223
TradeStation Group, Inc.†	174	1,021

		35,789

Finance-Other Services - 0.1%

IntercontinentalExchange, Inc.†	527	50,360
The NASDAQ OMX Group, Inc.†	3,351	60,017

		110,377

Firearms & Ammunition - 0.0%

Sturm Ruger & Co., Inc.	100	1,287

Food-Canned - 0.0%

TreeHouse Foods, Inc.†	181	7,512

Food-Confectionery - 0.2%

The Hershey Co.	4,929	229,051

Food-Meat Products - 0.1%

Hormel Foods Corp.	1,952	84,229
Tyson Foods, Inc., Class A	4,198	68,763

		152,992

Food-Misc. - 0.5%

Cal-Maine Foods, Inc.	66	1,959
Campbell Soup Co.	5,381	200,496
Diamond Foods, Inc.	231	9,755
General Mills, Inc.	3,633	131,369
J & J Snack Foods Corp.	149	5,625
Kellogg Co.	3,204	159,175
Lance, Inc.	326	7,012
Sara Lee Corp.	9,000	129,960
The Hain Celestial Group, Inc.†	648	14,476

		659,827

Food-Retail - 0.1%

Great Atlantic & Pacific Tea Co., Inc.†	463	1,408
Safeway, Inc.	6,133	115,300
SUPERVALU, Inc.	4,390	42,671

		159,379

Food-Wholesale/Distribution - 0.3%

Calavo Growers, Inc.	62	1,217
Nash Finch Co.	204	8,011
Spartan Stores, Inc.	357	4,666
Sysco Corp.	13,196	362,758
United Natural Foods, Inc.†	688	23,901

		400,553

Footwear & Related Apparel - 0.0%

CROCS, Inc.†	451	5,637
Deckers Outdoor Corp.†	204	8,868
Iconix Brand Group, Inc.†	377	5,744

Skechers USA, Inc., Class A†	294	7,488
Steven Madden, Ltd.†	260	8,952
Wolverine World Wide, Inc.	446	11,270

		47,959

Forestry - 0.0%

Deltic Timber Corp.	127	5,186
Weyerhaeuser Co.	2,173	34,116

		39,302

Funeral Services & Related Items - 0.0%

Hillenbrand, Inc.	688	13,093

Gambling (Non-Hotel) - 0.0%

Pinnacle Entertainment, Inc.†	713	6,987

Garden Products - 0.0%

Toro Co.	345	17,216

Gas-Distribution - 0.3%

New Jersey Resources Corp.	651	24,224
Nicor, Inc.	4,388	185,568
Northwest Natural Gas Co.	315	14,314
Piedmont Natural Gas Co., Inc.	1,132	30,881
South Jersey Industries, Inc.	474	22,273
Southwest Gas Corp.	714	22,455
The Laclede Group, Inc.	353	11,755

		311,470

Golf - 0.0%

Callaway Golf Co.	1,025	6,406

Hazardous Waste Disposal - 0.5%

Stericycle, Inc.†	8,339	546,205

Health Care Cost Containment - 0.0%

Corvel Corp.†	38	1,398

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.	2,271	34,110

Home Furnishings - 0.0%

Ethan Allen Interiors, Inc.	413	5,571
La-Z-Boy, Inc.†	557	3,732

		9,303

Hotels/Motels - 0.1%

Marcus Corp.	332	3,652
Starwood Hotels & Resorts Worldwide, Inc.	269	12,570
Wyndham Worldwide Corp.	2,947	68,341

		84,563

Human Resources - 0.0%

Administaff, Inc.	231	4,994
AMN Healthcare Services, Inc.†	519	2,310
CDI Corp.	203	2,251
Cross Country Healthcare, Inc.†	491	3,638
Heidrick & Struggles International, Inc.	90	1,563
Kelly Services, Inc., Class A†	422	4,406
On Assignment, Inc.†	374	1,627
SFN Group, Inc.†	809	4,401
TrueBlue, Inc.†	696	7,510

		32,700

Identification Systems - 0.0%

Brady Corp., Class A	554	14,271
Checkpoint Systems, Inc.†	620	11,371
Cogent, Inc.†	489	5,379

		31,021

Independent Power Producers - 0.0%

Mirant Corp.†	155	1,504

Industrial Audio & Video Products - 0.0%

Sonic Solutions, Inc.†	287	2,310

Industrial Automated/Robotic - 0.0%

Cognex Corp.	399	7,780
Gerber Scientific, Inc.†	401	2,218
Intermec, Inc.†	792	8,324

		18,322

Instruments-Controls - 0.0%

Watts Water Technologies, Inc., Class A	293	8,802

Instruments-Scientific - 0.0%

Dionex Corp.†	93	6,743
FEI Co.†	343	5,714

		12,457

Insurance Brokers - 0.1%

AON Corp.	4,686	169,821
eHealth, Inc.†	122	1,236

		171,057

Insurance-Life/Health - 0.5%

Aflac, Inc.	4,580	216,405
Delphi Financial Group, Inc., Class A	487	10,860
Presidential Life Corp.	329	2,843
Principal Financial Group, Inc.	2,545	58,662
Prudential Financial, Inc.	3,558	179,928
Torchmark Corp.	721	35,581
Unum Group	4,948	99,208

		603,487

Insurance-Multi-line - 0.3%

Assurant, Inc.	1,808	66,100
Hartford Financial Services Group, Inc.	11,900	239,904
Horace Mann Educators Corp.	619	10,152
United Fire & Casualty Co.	349	7,060

		323,216

Insurance-Property/Casualty - 0.7%

American Physicians Capital, Inc.	132	5,457
AMERISAFE, Inc.†	300	5,271
Chubb Corp.	234	12,898
Employers Holdings, Inc.	674	9,881
Infinity Property & Casualty Corp.	208	9,641
Navigators Group, Inc.†	149	6,233
ProAssurance Corp.†	516	27,322
RLI Corp.	204	10,702
Safety Insurance Group, Inc.	239	9,739
Selective Insurance Group, Inc.	844	12,542
Stewart Information Services Corp.	290	3,025
The Progressive Corp.	6,765	133,947
The Travelers Cos., Inc.	12,881	630,911
Tower Group, Inc.	236	5,064

		882,633

Insurance-Reinsurance - 0.5%

Berkshire Hathaway, Inc., Class B†	7,512	591,795

Internet Application Software - 0.0%

DealerTrack Holdings, Inc.†	212	3,126
eResearchTechnology, Inc.†	222	1,644

		4,770

Internet Connectivity Services - 0.0%

PC-Tel, Inc.†	297	1,705

Internet Content-Information/News - 0.0%

The Knot, Inc.†	158	1,115

Internet Security - 0.1%

Blue Coat Systems, Inc.†	214	4,030
Sourcefire, Inc.†	183	4,643
Symantec Corp.†	9,150	124,714

		133,387

Internet Telephone - 0.0%

j2 Global Communications, Inc.†	238	5,134

Investment Management/Advisor Services - 0.2%

Ameriprise Financial, Inc.	2,208	96,225
Federated Investors, Inc., Class B	1,101	22,956
Legg Mason, Inc.	2,186	55,371
National Financial Partners Corp.†	658	7,001

		181,553

Lasers-System/Components - 0.0%

Cymer, Inc.†	152	4,473
Electro Scientific Industries, Inc.†	436	4,731
II-VI, Inc.†	131	4,505
Newport Corp.†	433	4,101

		17,810

Leisure Products - 0.0%

Brunswick Corp.	1,403	17,832
Multimedia Games, Inc.†	264	921

		18,753

Linen Supply & Related Items - 0.0%

G&K Services, Inc., Class A	295	5,927
UniFirst Corp.	139	5,457

		11,384

Machinery-Construction & Mining - 0.2%

Astec Industries, Inc.†	315	8,096
Caterpillar, Inc.	4,064	264,810

		272,906

Machinery-Electrical - 0.0%

Baldor Electric Co.	221	7,753

Machinery-Farming - 0.0%

Lindsay Corp.	129	4,756

Machinery-General Industrial - 0.0%

Albany International Corp., Class A	436	7,739
Applied Industrial Technologies, Inc.	592	15,866
Intevac, Inc.†	117	1,102
Robbins & Myers, Inc.	522	12,350

		37,057

Machinery-Material Handling - 0.0%

Cascade Corp.	145	4,527

Medical Information Systems - 0.0%

Computer Programs & Systems, Inc.	52	2,125
Quality Systems, Inc.	100	5,605

		7,730

Medical Instruments - 0.2%

Abaxis, Inc.†	117	2,113
Conmed Corp.†	463	8,570
CryoLife, Inc.†	329	1,708
Integra LifeSciences Holdings Corp.†	108	3,755
Intuitive Surgical, Inc.†	71	18,817
Kensey Nash Corp.†	55	1,459
Medtronic, Inc.	4,548	143,171
Micrus Endovascular Corp.†	147	3,441
Natus Medical, Inc.†	149	1,798
SurModics, Inc.†	91	1,095
Symmetry Medical, Inc.†	570	5,124

		191,051

Medical Labs & Testing Services - 0.3%

Bio-Reference Laboratories, Inc.†	127	2,517
Genoptix, Inc.†	90	1,549
Laboratory Corp. of America Holdings†	5,191	376,970

		381,036

Medical Laser Systems - 0.0%

LCA-Vision, Inc.†	295	1,171
Palomar Medical Technologies, Inc.†	287	2,537

		3,708

Medical Products - 1.1%

American Medical Systems Holdings, Inc.†	392	7,142
Cantel Medical Corp.	68	977
CareFusion Corp.†	4,221	91,089
Cyberonics, Inc.†	125	2,679
Greatbatch, Inc.†	208	4,566
Haemonetics Corp.†	243	12,655
Hanger Orthopedic Group, Inc.†	503	6,564
Hospira, Inc.†	4,023	206,621
Invacare Corp.	513	11,748
Johnson & Johnson	10,329	588,960
Osteotech, Inc.†	287	1,837
PSS World Medical, Inc.†	595	10,924
Stryker Corp.	1,874	80,938
The Cooper Cos., Inc.	238	9,601
Varian Medical Systems, Inc.†	1,109	59,043
West Pharmaceutical Services, Inc.	304	10,220
Zimmer Holdings, Inc.†	4,963	234,105
Zoll Medical Corp.†	111	2,933

		1,342,602

Medical-Biomedical/Gene - 0.5%

Amgen, Inc.†	885	45,171
Arqule, Inc.†	307	1,603
Cambrex Corp.†	465	1,939
Cubist Pharmaceuticals, Inc.†	305	6,719
Emergent Biosolutions, Inc.†	187	3,396
Enzo Biochem, Inc.†	176	623
Gilead Sciences, Inc.†	8,627	274,856

Life Technologies Corp.†	6,482	277,235
Martek Biosciences Corp.†	529	11,543
Regeneron Pharmaceuticals, Inc.†	335	7,363

		630,448

Medical-Drugs - 1.5%

Abbott Laboratories	16,160	797,334
Allergan, Inc.	3,426	210,425
Bristol-Myers Squibb Co.	7,249	189,054
Cephalon, Inc.†	178	10,077
Eli Lilly & Co.	1,868	62,690
Forest Laboratories, Inc.†	5,698	155,498
Hi-Tech Pharmacal Co., Inc.†	51	885
King Pharmaceuticals, Inc.†	9,844	85,741
Merck & Co., Inc.	3,287	115,571
Pfizer, Inc.	12,234	194,888
PharMerica Corp.†	487	3,779
Salix Pharmaceuticals, Ltd.†	293	11,093
Savient Pharmaceuticals, Inc.†	352	5,076
ViroPharma, Inc.†	1,232	15,449

		1,857,560

Medical-Generic Drugs - 0.4%

Mylan, Inc.†	24,915	427,541
Par Pharmaceutical Cos., Inc.†	183	4,826

		432,367

Medical-HMO - 0.3%

AMERIGROUP Corp.†	813	30,000
Centene Corp.†	765	15,468
Healthspring, Inc.†	778	16,151
Humana, Inc.†	1,747	83,489
Magellan Health Services, Inc.†	526	23,044
Molina Healthcare, Inc.†	244	6,188
UnitedHealth Group, Inc.	6,159	195,364

		369,704

Medical-Hospitals - 0.1%

MedCath Corp.†	281	2,245
Tenet Healthcare Corp.†	17,079	66,950

		69,195

Medical-Nursing Homes - 0.0%

The Ensign Group, Inc.	116	1,930

Medical-Outpatient/Home Medical - 0.0%

Air Methods Corp.†	58	2,116
Almost Family, Inc.†	42	1,061
Amedisys, Inc.†	148	3,422
Amsurg Corp.†	322	5,367
Gentiva Health Services, Inc.†	465	9,556
LHC Group, Inc.†	80	1,601
Res-Care, Inc.†	408	5,059

		28,182

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	3,301	90,051
Cardinal Health, Inc.	3,726	111,631
McKesson Corp.	3,279	190,346

		392,028

Metal Processors & Fabrication - 0.0%

CIRCOR International, Inc.	191	5,319
Kaydon Corp.	312	10,112
Mueller Industries, Inc.	599	14,124
RTI International Metals, Inc.†	293	8,087

		37,642

Metal Products-Distribution - 0.0%

A.M. Castle & Co.†	266	3,708
Lawson Products, Inc.	63	854
Olympic Steel, Inc.	143	3,152

		7,714

Metal-Aluminum - 0.0%

Century Aluminum Co.†	913	9,130

Metal-Copper - 0.9%

Freeport-McMoRan Copper & Gold, Inc.	15,830	1,139,443

Metal-Iron - 0.5%

Cliffs Natural Resources, Inc.	9,717	594,583

Miscellaneous Manufacturing - 0.0%

John Bean Technologies Corp.	257	3,821
Movado Group, Inc.†	284	2,880

		6,701

Multimedia - 0.3%

EW Scripps Co., Class A†	460	3,124
News Corp., Class A	18,088	227,366
The McGraw-Hill Cos., Inc.	2,705	74,793

		305,283

Networking Products - 0.9%

Anixter International, Inc.†	291	13,351
Black Box Corp.	278	7,840
Cisco Systems, Inc.†	35,268	707,123
Juniper Networks, Inc.†	14,789	402,261
Netgear, Inc.†	183	3,865

		1,134,440

Non-Ferrous Metals - 0.0%

Brush Engineered Materials, Inc.†	210	5,051

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.	3,955	76,094
Xerox Corp.	11,934	100,723

		176,817

Office Furnishings-Original - 0.0%

Interface, Inc. Class A	896	11,487

Office Supplies & Forms - 0.1%

Avery Dennison Corp.	3,575	116,259
The Standard Register Co.	203	583

		116,842

Oil & Gas Drilling - 0.2%

Helmerich & Payne, Inc.	2,793	103,453
Nabors Industries, Ltd.†	9,849	154,432
Pioneer Drilling Co.†	861	4,684
Seahawk Drilling, Inc.†	186	1,339

		263,908

Oil Companies-Exploration & Production - 1.2%

Anadarko Petroleum Corp.	16,592	763,066
Apache Corp.	3,229	290,125

Devon Energy Corp.	642	38,700
EOG Resources, Inc.	3,026	262,868
Occidental Petroleum Corp.	1,247	91,131
Penn Virginia Corp.	721	10,051
Petroleum Development Corp.†	305	8,204
Petroquest Energy, Inc.†	551	3,295
SM Energy Co.	329	12,499
Stone Energy Corp.†	480	5,429
Swift Energy Co.†	425	11,454

		1,496,822
Oil Companies-Integrated - 2.7%

CB Simmons Co.†(8)(9)	2,000	0
Chevron Corp.	9,824	728,548
ConocoPhillips	10,100	529,543
Exxon Mobil Corp.	31,275	1,850,229
Hess Corp.	3,192	160,398

		3,268,718
Oil Field Machinery & Equipment - 0.0%

Dril-Quip, Inc.†	158	8,354
Gulf Island Fabrication, Inc.	76	1,131
Lufkin Industries, Inc.	158	6,108

		15,593
Oil Refining & Marketing - 0.0%

Holly Corp.	446	11,600
Sunoco, Inc.	345	11,620

		23,220
Oil-Field Services - 0.7%

Basic Energy Services, Inc.†	363	2,606
CARBO Ceramics, Inc.	101	7,649
Halliburton Co.	21,221	598,644
Hornbeck Offshore Services, Inc.†	121	1,912
Matrix Service Co.†	416	3,540
Oil States International, Inc.†	262	10,802
Schlumberger, Ltd.	3,147	167,830
SEACOR Holdings, Inc.†	202	15,891
Superior Well Services, Inc.†	97	2,147
TETRA Technologies, Inc.†	398	3,339

		814,360
Paper & Related Products - 0.2%

Buckeye Technologies, Inc.	406	4,823
Clearwater Paper Corp.†	181	12,301
International Paper Co.	5,511	112,755
MeadWestvaco Corp.	3,996	86,953
Neenah Paper, Inc.	233	3,430
Schweitzer-Mauduit International, Inc.	93	5,007
Wausau Paper Corp.†	778	4,925

		230,194
Pharmacy Services - 0.2%

Catalyst Health Solutions, Inc.†	203	8,138
Express Scripts, Inc.†	1,339	57,041
Medco Health Solutions, Inc.†	4,278	186,008

		251,187
Physical Therapy/Rehabilitation Centers - 0.0%

RehabCare Group, Inc.†	129	2,136

Physicians Practice Management - 0.0%

Healthways, Inc.†	179	2,237
IPC The Hospitalist Co., Inc.†	72	1,682

		3,919

Pipelines - 0.3%

El Paso Corp.	8,705	99,150
Oneok, Inc.	3,173	136,153
The Williams Cos., Inc.	7,807	141,541

		376,844

Poultry - 0.0%

Sanderson Farms, Inc.	101	4,344

Power Converter/Supply Equipment - 0.0%

Advanced Energy Industries, Inc.†	398	5,616
Powell Industries, Inc.†	65	1,850
Vicor Corp.	188	2,540

		10,006

Printing-Commercial - 0.1%

Consolidated Graphics, Inc.†	110	4,368
R.R. Donnelley & Sons Co.	4,109	62,231

		66,599

Private Corrections - 0.0%

The Geo Group, Inc.†	1,021	22,564

Protection/Safety - 0.0%

Landauer, Inc.	96	5,395

Publishing-Newspapers - 0.1%

Dolan Co.†	160	1,467
The Washington Post Co., Class B	139	50,072

		51,539

Real Estate Investment Trusts - 1.2%

Acadia Realty Trust	210	3,767
Apartment Investment & Management Co., Class A	7,068	144,470
BioMed Realty Trust, Inc.	1,242	21,226
Cedar Shopping Centers, Inc.	903	4,985
Colonial Properties Trust	1,115	17,684
DiamondRock Hospitality Co.†	813	7,122
Digital Realty Trust, Inc.	13,890	823,260
EastGroup Properties, Inc.	260	9,165
Entertainment Properties Trust	480	20,683
Extra Space Storage, Inc.	1,025	15,672
Franklin Street Properties Corp.	1,077	12,633
Healthcare Realty Trust, Inc.	721	16,879
Home Properties, Inc.	375	18,937
Inland Real Estate Corp.	1,128	8,697
Kilroy Realty Corp.	572	17,795
Kite Realty Group Trust	1,001	4,174
LaSalle Hotel Properties	634	13,358
Lexington Realty Trust	1,754	11,699
LTC Properties, Inc.	271	6,688
Medical Properties Trust, Inc.	558	5,491
Mid-America Apartment Communities, Inc.	334	18,861
National Retail Properties, Inc.	847	20,633
Parkway Properties, Inc.	345	5,044
Pennsylvania Real Estate Investment Trust	759	7,939
Post Properties, Inc.	771	19,583

PS Business Parks, Inc.	176	9,904
Public Storage	1,191	116,742
Sovran Self Storage, Inc.	302	11,407
Tanger Factory Outlet Centers	401	18,534
Urstadt Biddle Properties, Inc., Class A	248	4,553
Ventas, Inc.	1,266	63,946

		1,481,531

Real Estate Operations & Development - 0.0%

Forestar Group, Inc.†	190	2,827

Recreational Vehicles - 0.0%

Arctic Cat, Inc.†	194	1,356
Polaris Industries, Inc.	173	9,226

		10,582

Research & Development - 0.0%

Kendle International, Inc.†	236	1,848
Parexel International Corp.†	523	10,402

		12,250

Retail-Apparel/Shoe - 0.2%

Brown Shoe Co., Inc.	682	7,175
Christopher & Banks Corp.	572	3,684
Genesco, Inc.†	243	6,133
Gymboree Corp.†	158	5,945
HOT Topic, Inc.	705	3,659
JOS. A. Bank Clothiers, Inc.†	145	5,297
Liz Claiborne, Inc.†	1,510	6,342
Stein Mart, Inc.†	274	1,980
The Buckle, Inc.	134	3,209
The Cato Corp., Class A	338	7,757
The Children’s Place Retail Stores, Inc.†	436	19,036
The Finish Line, Inc., Class A	858	11,326
The Gap, Inc.	5,410	91,375
The Men’s Wearhouse, Inc.	530	10,218

		183,136

Retail-Auto Parts - 0.0%

The Pep Boys-Manny, Moe & Jack	741	6,684

Retail-Automobile - 0.0%

Group 1 Automotive, Inc.†	385	9,717
Lithia Motors, Inc., Class A	336	2,567
Sonic Automotive, Inc., Class A†	482	4,247

		16,531

Retail-Bedding - 0.0%

Bed Bath & Beyond, Inc.†	911	32,769

Retail-Building Products - 0.7%

Home Depot, Inc.	26,652	741,192
Lowe’s Cos., Inc.	7,023	142,567
Lumber Liquidators Holdings, Inc.†	82	1,642

		885,401

Retail-Consumer Electronics - 0.0%

Best Buy Co., Inc.	1,468	46,081

Retail-Convenience Store - 0.0%

Casey’s General Stores, Inc.	600	22,572

Retail-Discount - 0.4%

Big Lots, Inc.†	554	17,318
Fred’s, Inc. Class A	637	7,020
HSN, Inc.†	208	5,468
Target Corp.	2,214	113,268
Tuesday Morning Corp.†	498	1,848
Wal-Mart Stores, Inc.	6,194	310,567

		455,489

Retail-Drug Store - 0.0%

Walgreen Co.	1,510	40,589

Retail-Fabric Store - 0.0%

Jo-Ann Stores, Inc.†	238	9,677

Retail-Home Furnishings - 0.0%

Haverty Furniture Cos., Inc.	297	2,854
Kirkland’s, Inc.†	132	1,506

		4,360

Retail-Jewelry - 0.0%

Tiffany & Co.	440	17,437
Zale Corp.†	377	588

		18,025

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	339	2,224

Retail-Major Department Stores - 0.1%

J.C. Penney Co., Inc.	1,331	26,620
Nordstrom, Inc.	1,129	32,651
TJX Cos., Inc.	2,023	80,293

		139,564

Retail-Office Supplies - 0.1%

OfficeMax, Inc.†	1,029	10,023
Staples, Inc.	7,464	132,635

		142,658

Retail-Pawn Shops - 0.0%

Cash America International, Inc.	155	4,748
EZCORP, Inc., Class A†	474	8,522
First Cash Financial Services, Inc.†	139	3,317

		16,587

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	121	1,869

Retail-Petroleum Products - 0.0%

World Fuel Services Corp.	945	24,135

Retail-Regional Department Stores - 0.8%

Kohl’s Corp.†	8,990	422,350
Macy’s, Inc.	28,315	550,444
Stage Stores, Inc.	606	6,763

		979,557

Retail-Restaurants - 0.5%

Biglari Holdings, Inc.†	11	3,194
BJ’s Restaurants, Inc.†	111	2,657
Buffalo Wild Wings, Inc.†	96	4,015
California Pizza Kitchen, Inc.†	128	1,966
CEC Entertainment, Inc.†	120	3,764
Cracker Barrel Old Country Store, Inc.	121	5,398
DineEquity, Inc.†	141	4,501
Jack in the Box, Inc.†	873	17,617
Landry’s Restaurants, Inc.†	128	3,117
McDonald’s Corp.	6,349	463,858

O’Charley’s, Inc.†	298	1,642
Papa John’s International, Inc.†	210	5,000
PF Chang’s China Bistro, Inc.	122	5,223
Red Robin Gourmet Burgers, Inc.†	248	4,596
Ruby Tuesday, Inc.†	1,025	9,440
Ruth’s Hospitality Group, Inc.†	505	1,651
Sonic Corp.†	322	2,470
Starbucks Corp.	3,612	83,040
Texas Roadhouse, Inc.†	270	3,580

		626,729

Retail-Sporting Goods - 0.0%

Big 5 Sporting Goods Corp.	114	1,352
Cabela’s Inc.†	641	9,987
Hibbett Sports, Inc.†	150	3,477
Zumiez, Inc.†	110	1,636

		16,452

Rubber-Tires - 0.1%

The Goodyear Tire & Rubber Co.†	6,319	58,388

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	449	2,860

Savings & Loans/Thrifts - 0.0%

Brookline Bancorp, Inc.	682	6,384
Dime Community Bancshares	305	3,809

		10,193

Schools - 0.1%

American Public Education, Inc.†	197	4,895
Apollo Group, Inc., Class A†	1,234	52,420
Capella Education Co.†	76	4,756
DeVry, Inc.	325	12,386
Universal Technical Institute, Inc.	215	3,322

		77,779

Seismic Data Collection - 0.0%

ION Geophysical Corp.†	1,187	4,060

Semiconductor Components-Integrated Circuits - 0.0%

Cypress Semiconductor Corp.†	863	9,135
Exar Corp.†	467	2,540
Hittite Microwave Corp.†	113	4,808
Micrel, Inc.	450	3,980
Pericom Semiconductor Corp.†	135	1,141
Sigma Designs, Inc.†	141	1,340
Standard Microsystems Corp.†	264	4,784
TriQuint Semiconductor, Inc.†	802	5,574

		33,302

Semiconductor Equipment - 0.7%

Applied Materials, Inc.	9,303	96,658
ATMI, Inc.†	312	3,986
Brooks Automation, Inc.†	702	4,760
Cabot Microelectronics Corp.†	269	8,051
Cohu, Inc.	373	4,282
Kulicke and Soffa Industries, Inc.†	755	4,334
Lam Research Corp.†	17,128	618,492
MKS Instruments, Inc.†	788	13,601
Novellus Systems, Inc.†	1,211	28,216
Rudolph Technologies, Inc.†	332	2,624
Tessera Technologies, Inc.†	260	3,952
Ultratech, Inc.†	260	4,319
Varian Semiconductor Equipment Associates, Inc.†	771	19,136
Veeco Instruments, Inc.†	214	7,111

		819,522

Storage/Warehousing - 0.0%

Mobile Mini, Inc.†	308	4,383

Telecom Equipment-Fiber Optics - 0.0%

Harmonic, Inc.†	1,529	8,883

Telecom Services - 0.0%

Cbeyond, Inc.†	136	1,625
Neutral Tandem, Inc.†	177	2,000
NTELOS Holdings Corp.	152	2,460
USA Mobility, Inc.	273	3,920

		10,005

Telecommunication Equipment - 0.3%

Applied Signal Technology, Inc.	141	2,769
Arris Group, Inc.†	1,327	10,842
Comtech Telecommunications Corp.†	449	9,146
Harris Corp.	6,150	258,730
Network Equipment Technologies, Inc.†	328	889
Nortel Networks Corp.†	62	2
Symmetricom, Inc.†	523	2,657
Tekelec†	762	8,351
Tellabs, Inc.	14,660	104,086
Tollgrade Communications, Inc.†	203	1,470

		398,942

Telephone-Integrated - 1.3%

AT&T, Inc.	37,930	1,025,248
General Communication, Inc., Class A†	710	6,397
Verizon Communications, Inc.	18,048	532,596

		1,564,241

Television - 0.1%

CBS Corp., Class B	6,762	93,451

Textile-Apparel - 0.0%

Perry Ellis International, Inc.†	162	2,974

Tobacco - 0.5%

Alliance One International, Inc.†	1,416	4,956
Altria Group, Inc.	7,765	173,315
Lorillard, Inc.	2,058	156,428
Philip Morris International, Inc.	5,161	265,482

		600,181

Toys - 0.0%

Jakks Pacific, Inc.†	444	6,616

Transport-Rail - 0.0%

CSX Corp.	796	39,712

Transport-Services - 0.4%

Bristow Group, Inc.†	571	18,843
Hub Group, Inc., Class A†	425	11,296
Ryder System, Inc.	937	35,953
United Parcel Service, Inc., Class B	5,830	371,954

		438,046

Transport-Truck - 0.0%

Arkansas Best Corp.	402	8,289
Forward Air Corp.	153	3,645
Heartland Express, Inc.	546	7,950
Knight Transportation, Inc.	561	10,569
Old Dominion Freight Line, Inc.†	435	10,140

		40,593

Travel Services - 0.0%

Interval Leisure Group, Inc.†	208	2,602

Veterinary Diagnostics - 0.0%

Neogen Corp.†	117	3,419

Vitamins & Nutrition Products - 0.0%

Mannatech, Inc.†	249	575

Water - 0.0%

American States Water Co.	198	6,599

Web Portals/ISP - 0.6%

Google, Inc., Class A†	1,672	752,433
InfoSpace, Inc.†	563	3,947

		756,380

Wire & Cable Products - 0.0%

Belden, Inc.	503	11,016
Encore Wire Corp.	300	5,487

		16,503

Wireless Equipment - 1.1%

American Tower Corp., Class A†	19,113	895,635
EMS Technologies, Inc.†	243	3,528
Novatel Wireless, Inc.†	163	947
QUALCOMM, Inc.	12,910	494,582
Viasat, Inc.†	210	7,340

		1,402,032

Total Common Stock
(cost $58,011,631)		57,099,914

EXCHANGE-TRADED FUNDS - 7.1%

iShares MSCI Emerging Markets Index Fund	102,280	4,098,360
iShares S&P SmallCap 600 Index Fund	2,615	139,249
SPDR S&P 500 ETF Trust, Series 1	3,596	379,270
Vanguard Emerging Markets ETF	104,740	4,271,297

Total Exchange-Traded Funds
(cost $8,601,181)		8,888,176

PREFERRED STOCK - 0.6%
Banks-Super Regional - 0.2%

US Bancorp
7.19%(1)	111	86,094
Wachovia Capital Trust IX
6.38%	3,100	76,725

		162,819

Diversified Banking Institutions - 0.1%

Ally Financial, Inc.
7.00%*	47	38,824
HSBC Holdings PLC
8.00%	3,240	85,957

		124,781

Diversified Financial Services - 0.1%

General Electric Capital Corp.
5.50%(2)	5,900	149,211

Finance-Investment Banker/Broker - 0.1%

JPMorgan Chase Capital XXIX
6.70%	6,120	154,530

Finance-Mortgage Loan/Banker - 0.0%

Federal Home Loan Mtg. Corp.†
0.00%(1)	2,200	726

Special Purpose Entity - 0.1%

Structured Repackaged Asset-Backed Trust Securities
3.00%(1)	7,600	151,620

Total Preferred Stock
(cost $788,289)		743,687

WARRANTS - 0.0%
Publishing-Periodicals - 0.0%

The Reader’s Digest Association, Inc.
Expires 02/19/14†(8)(9)
(cost $149)	143	0

ASSET BACKED SECURITIES - 4.4%
Diversified Financial Services - 4.4%

Bank One Issuance Trust
Series 2003-C3, Class C3
4.77% due 02/16/16	$215,000	228,186
Citigroup Commercial Mtg. Trust
Series 2007-FL3A, Class A1
0.35% due 04/15/22*(1)(3)	373,120	335,479
Commercial Mtg. Pass Through Certs.
Series 2006-C7, Class AM
5.99% due 06/10/46(3)(4)	229,000	223,230
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26% due 04/25/37*	255,000	247,944
GMAC Mortgage Corp Loan Trust
Series 2010-1, Class A
4.25% due 07/25/40*(5)	817,718	833,357
Morgan Stanley Capital I
Series 2007-T27, Class AM
5.80% due 06/11/42(3)(4)	500,000	477,573
Morgan Stanley Reremic Trust
Series 2009-GG10, Class A4A
6.00% due 08/12/45*(3)(4)	2,000,000	2,186,905
Sonic Capital LLC
Series 2006-1A, Class A2
5.10% due 12/20/31*	260,023	257,614
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class 2A1
0.34% due 06/25/37(1)	746,625	652,628

Total Asset Backed Securities
(cost $5,191,012)		5,442,916

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc.
Senior Sec. Notes
7.50% due 08/15/09†(6)(8)(9)(13)(14)
(cost $20,000)	20,000	17,400

U.S. CORPORATE BONDS & NOTES - 18.4%
Advertising Agencies - 0.2%

The Interpublic Group of Cos., Inc.
Senior Notes
6.25% due 11/15/14	224,000	232,960

Advertising Services - 0.0%

Jostens Holding Corp.
Senior Disc. Notes
10.25% due 12/01/13(2)	30,000	30,600

Aerospace/Defense - 0.0%

Spirit Aerosystems, Inc.
Company Guar. Notes
7.50% due 10/01/17	19,000	19,523

Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC
Company Guar. Notes
6.00% due 12/10/19*	9,000	9,572

Airlines - 0.5%

Delta Air Lines, Inc.
Senior Sec. Notes
9.50% due 09/15/14*	490,000	525,525
United AirLines, Inc.
Pass Through Certs.
Series 2009-2, Class A
9.75% due 01/15/17	23,793	26,172

		551,697

Auto-Heavy Duty Trucks - 0.3%

Navistar International Corp.
Company Guar. Notes
8.25% due 11/01/21	300,000	314,250

Auto/Truck Parts & Equipment-Original - 0.5%

Cooper-Standard Automotive, Inc.
Company Guar. Notes
8.50% due 05/01/18*	280,000	286,300
Lear Corp.
Company Guar. Notes
7.88% due 03/15/18	14,000	14,490
Lear Corp.
Company Guar. Notes
8.13% due 03/15/20	334,000	346,525

		647,315

Banks-Commercial - 0.5%

Branch Banking & Trust Co.
Sub. Notes
0.64% due 05/23/17(1)	56,000	49,966
CIT Group, Inc.
Senior Sec. Notes
7.00% due 05/01/17	36,140	33,983
Credit Suisse New York
Sub. Notes
6.00% due 02/15/18	199,000	216,969
KeyBank NA
Sub. Notes
7.41% due 10/15/27	26,000	29,135
Regions Financial Corp.
Senior Notes
5.75% due 06/15/15	74,000	75,165
US Bank NA
Sub. Notes
3.78% due 04/29/20(1)	60,000	62,327
Wachovia Bank NA
Sub. Notes
6.00% due 11/15/17	79,000	89,147

		556,692

Banks-Fiduciary - 0.1%

State Street Capital Trust IV
Ltd. Guar. Notes
1.54% due 06/15/77(1)	202,000	149,334

Banks-Money Center - 0.0%

Chase Capital III
Ltd. Guar. Notes
1.09% due 03/01/27(1)	72,000	54,640

Banks-Super Regional - 0.6%

BAC Capital Trust XIII
Ltd. Guar. Notes
0.94% due 03/15/12(1)(10)	178,000	113,184
BAC Capital Trust XV
Ltd. Guar. Notes
1.34% due 06/01/56(1)	50,000	30,899
JPMorgan Chase Bank NA
Sub. Notes
6.00% due 10/01/17	126,000	142,139
PNC Preferred Funding Trust II
Jr. Sub. Bonds
6.11% due 03/15/12*(1)(10)	70,000	50,811
SunTrust Banks, Inc.
Senior Notes
6.00% due 09/11/17	45,000	49,340
SunTrust Banks, Inc.
Sub. Notes
6.00% due 02/15/26	13,000	12,624
USB Capital IX
Ltd. Guar. Notes
6.19% due 04/15/11(1)(10)	39,000	30,420
Wachovia Capital Trust III
Ltd. Guar. Notes
5.80% due 03/15/11(1)(10)	200,000	169,500
Wells Fargo & Co.
Jr. Sub. Bonds
7.98% due 03/15/18(1)(10)	50,000	51,625
Wells Fargo Bank NA
Sub. Notes
5.75% due 05/16/16	62,000	69,250

		719,792

Beverages-Wine/Spirits - 0.0%

Constellation Brands, Inc.
Company Guar. Notes
7.25% due 05/15/17	30,000	31,425

Brewery - 0.1%

Anheuser-Busch InBev Worldwide, Inc.
Company Guar. Notes
7.75% due 01/15/19*	86,000	110,146

Broadcast Services/Program - 0.0%

Clear Channel Communications, Inc.
Company Guar. Notes
10.75% due 08/01/16	23,000	16,963
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
Senior Sec. Notes
8.88% due 04/15/17*	22,000	22,357

		39,320

Building-Residential/Commercial - 0.2%

KB Home
Company Guar. Notes
9.10% due 09/15/17	5,000	5,050
Standard Pacific Corp.
Sec. Notes
8.38% due 05/15/18	305,000	293,562

		298,612

Cable/Satellite TV - 0.4%

Comcast Corp.
Company Guar. Notes
6.45% due 03/15/37	60,000	68,318
COX Communications, Inc.
Notes
7.13% due 10/01/12	40,000	44,476
CSC Holdings LLC
Senior Notes
8.63% due 02/15/19	33,000	36,795
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc.
Company Guar. Notes
3.13% due 02/15/16	55,000	54,819
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
6.38% due 06/15/15	60,000	62,100
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
Company Guar. Notes
7.63% due 05/15/16	60,000	66,150
Echostar DBS Corp.
Company Guar. Notes
7.13% due 02/01/16	97,000	99,183
Echostar DBS Corp.
Company Guar. Notes
7.75% due 05/31/15	9,000	9,405
Time Warner Cable, Inc.
Company Guar. Notes
5.85% due 05/01/17	64,000	72,990

		514,236

Capacitors - 0.0%

Kemet Corp.
Sec. Notes
10.50% due 05/01/18*	25,000	26,125

Casino Hotels - 0.1%

Harrah’s Operating Co., Inc.
Senior Sec. Notes
11.25% due 06/01/17	47,000	50,290
MGM Mirage, Inc.
Senior Sec. Notes
11.13% due 11/15/17	43,000	48,052
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	31,000	31,310

		129,652

Cellular Telecom - 0.0%

Nextel Communications, Inc.
Company Guar. Notes
7.38% due 08/01/15	21,000	20,790

Chemicals-Diversified - 0.1%

Momentive Performance Materials, Inc.
Company Guar. Notes
9.75% due 12/01/14	39,000	38,073
Solutia, Inc.
Company Guar. Notes
7.88% due 03/15/20	35,000	36,575
Union Carbide Corp.
Senior Notes
7.75% due 10/01/96	39,000	34,954

		109,602

Chemicals-Plastics - 0.3%

Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
Senior Sec. Notes
8.88% due 02/01/18	455,000	420,875

Chemicals-Specialty - 0.2%

Chemtura Corp.
Company Guar. Notes
7.88% due 09/01/18*	175,000	178,719

Coal - 0.1%

Arch Coal, Inc.
Company Guar. Notes
8.75% due 08/01/16	32,000	34,640
Consol Energy, Inc.
Company Guar. Notes
8.25% due 04/01/20*	32,000	33,960
Drummond Co., Inc.
Senior Notes
9.00% due 10/15/14*	7,000	7,324
Patriot Coal Corp.
Company Guar. Notes
8.25% due 04/30/18	35,000	34,737

		110,661

Commercial Services - 0.1%

Ceridian Corp.
Company Guar. Notes
11.25% due 11/15/15	60,000	55,575

Computer Services - 0.2%

Affiliated Computer Services, Inc.
Senior Notes
5.20% due 06/01/15	45,000	48,640
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	12,000	12,615
International Business Machines Corp.
Senior Notes
6.22% due 08/01/27	120,000	145,531
SunGard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	22,000	22,468

		229,254

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc.
Senior Notes
6.65% due 06/01/18	66,000	74,747

Containers-Metal/Glass - 0.0%

Ball Corp.
Company Guar. Notes
7.38% due 09/01/19	21,000	22,523
Crown Cork & Seal Co., Inc.
Senior Notes
7.38% due 12/15/26	9,000	8,505

		31,028

Containers-Paper/Plastic - 0.0%

Berry Plastics Corp.
Senior Sec. Notes
9.50% due 05/15/18*	25,000	23,000
Graphic Packaging International, Inc.
Company Guar. Notes
9.50% due 06/15/17	27,000	28,755

		51,755

Cosmetics & Toiletries - 0.0%

Revlon Consumer Products Corp.
Sec. Notes
9.75% due 11/15/15	30,000	31,163

Decision Support Software - 0.0%

PGS Solutions
Company Guar. Notes
9.63% due 02/15/15	52,000	47,710

Direct Marketing - 0.0%

Affinity Group, Inc.
Company Guar. Notes
9.00% due 02/15/12	43,000	32,143

Distribution/Wholesale - 0.1%

American Tire Distributors, Inc.
Senior Sec. Notes
9.75% due 06/01/17*	40,000	41,800
Ingram Micro, Inc.
Senior Notes
5.25% due 09/01/17	55,000	56,218
McJunkin Red Man Corp.
Senior Sec. Notes
9.50% due 12/15/16*	55,000	48,537

		146,555

Diversified Banking Institutions - 1.5%

Bank of America Corp.
Sub. Notes
5.42% due 03/15/17	1,000	1,024
Bank of America Corp.
Jr. Sub. Bonds
8.00% due 01/30/18(1)(10)	100,000	102,010
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	38,000	39,045
Citigroup, Inc.
Notes
5.38% due 08/09/20	110,000	111,014
Citigroup, Inc.
Sub. Notes
5.50% due 02/15/17	204,000	209,603
Citigroup, Inc.
Senior Notes
6.00% due 12/13/13	60,000	64,730
Citigroup, Inc.
Sub. Notes
6.00% due 10/31/33	65,000	61,775
GMAC, Inc.
Company Guar. Notes
8.30% due 02/12/15*	24,000	24,960
JP Morgan Chase & Co.
Sub. Notes
4.89% due 09/01/15(1)	578,000	574,715
JP Morgan Chase & Co.
Jr. Sub Notes
7.90% due 04/30/18(1)(10)	65,000	68,362
Morgan Stanley
Senior Notes
5.55% due 04/27/17	143,000	149,830
Morgan Stanley
Senior Notes
5.63% due 09/23/19	90,000	91,589
Nationsbank Corp.
Sub. Notes
7.25% due 10/15/25	24,000	26,503
The Goldman Sachs Group, Inc.
Senior Notes
5.13% due 01/15/15	64,000	68,775
The Goldman Sachs Group, Inc.
Sub. Notes
5.63% due 01/15/17	66,000	69,172
The Goldman Sachs Group, Inc.
Sub. Notes
6.75% due 10/01/37	128,000	130,725

		1,793,832

Diversified Financial Services - 1.0%

Citigroup Capital XXI
Company Guar. Bonds
8.30% due 12/21/77(1)	874,000	906,775
General Electric Capital Corp.
Senior Notes
2.80% due 01/08/13	80,000	82,247
General Electric Capital Corp.
Senior Notes
6.15% due 08/07/37	172,000	182,827

		1,171,849

Diversified Manufacturing Operations - 0.1%

General Electric Co.
Senior Notes
5.25% due 12/06/17	97,000	108,815
Harland Clarke Holdings Corp.
Company Guar. Notes
9.50% due 05/15/15	19,000	18,097

		126,912

E-Commerce/Services - 0.1%

Expedia, Inc.
Company Guar. Notes
5.95% due 08/15/20*	81,000	82,721

Electric-Generation - 0.2%

Allegheny Energy Supply Co. LLC
Senior Notes
6.75% due 10/15/39*	117,000	119,476
Edison Mission Energy
Senior Notes
7.20% due 05/15/19	74,000	49,210
The AES Corp.
Senior Notes
8.00% due 10/15/17	74,000	77,885

		246,571

Electric-Integrated - 0.5%

Ameren Energy Generating Co.
Senior Notes
6.30% due 04/01/20	56,000	56,280
CenterPoint Energy Houston Electric LLC
General Refunding Mtg.
7.00% due 03/01/14	58,000	68,731
Dominion Resources, Inc.
Senior Notes
2.25% due 09/01/15	21,000	21,029
Dominion Resources, Inc.
Senior Notes
5.25% due 08/01/33	99,000	110,821
Georgia Power Co.
Senior Notes
4.75% due 09/01/40	48,000	47,810
Great Plains Energy, Inc.
Senior Notes
2.75% due 08/15/13	55,000	55,144
Idaho Power Co.
1st Mtg. Bonds
4.85% due 08/15/40	40,000	40,127
Mirant Americas Generation LLC
Senior Notes
8.50% due 10/01/21	42,000	37,905
Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	47,410	49,188
Southern California Edison Co.
1st Mtg. Bonds
4.50% due 09/01/40	36,000	36,029
Southern Energy, Inc.
Escrow Notes
7.90% due 07/15/09†(8)(9)	125,000	0
Texas Competitive Electric Holdings Co. LLC
Company Guar. Notes
10.25% due 11/01/15	57,000	36,337

		559,401

Electronic Components-Misc. - 0.1%

Jabil Circuit, Inc.
Senior Notes
7.75% due 07/15/16	42,000	45,255
Jabil Circuit, Inc.
Senior Notes
8.25% due 03/15/18	39,000	42,412

		87,667

Electronic Components-Semiconductors - 0.1%

Freescale Semiconductor, Inc.
Company Guar. Notes
9.13% due 12/15/14(7)	20,000	18,550
Freescale Semiconductor, Inc.
Senior Sec. Notes
9.25% due 04/15/18*	21,000	21,052
Freescale Semiconductor, Inc.
Senior Sec. Notes
10.13% due 03/15/18*	13,000	13,358
National Semiconductor Corp.
Senior Notes
6.15% due 06/15/12	36,000	38,457

		91,417

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.
Senior Notes
5.50% due 09/14/15	50,000	56,016

Energy-Alternate Sources - 0.4%

Headwaters, Inc.
Senior Sec. Notes
11.38% due 11/01/14	445,000	469,475

Enterprise Software/Service - 0.1%

Mantech International Corp.
Company Guar. Notes
7.25% due 04/15/18	70,000	71,400

Oracle Corp.
Senior Notes
5.38% due 07/15/40*	66,000	71,543

		142,943

Finance-Auto Loans - 0.5%

Ford Motor Credit Co. LLC
Senior Notes
8.00% due 12/15/16	555,000	602,694
Ford Motor Credit Co. LLC
Senior Notes
12.00% due 05/15/15	50,000	59,091

		661,785

Finance-Commercial - 0.1%

Caterpillar Financial Services Corp.
Senior Notes
4.25% due 02/08/13	20,000	21,465
Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	130,000	136,041

		157,506

Finance-Consumer Loans - 0.1%

SLM Corp.
Senior Notes
5.13% due 08/27/12	40,000	39,248
SLM Corp.
Senior Notes
8.00% due 03/25/20	65,000	56,875

		96,123

Finance-Credit Card - 0.1%

Discover Financial Services
Senior Notes
6.45% due 06/12/17	130,000	138,741

Finance-Investment Banker/Broker - 0.3%

JP Morgan Chase Capital XXIII
Ltd. Guar. Bonds
1.38% due 05/15/77(1)	23,000	16,491
Lehman Brothers Holdings Capital Trust VII
Ltd. Guar. Notes
0.00% due 05/31/12†(1)(10)(12)(13)	45,000	5
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(12)(13)	44,000	9,240
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(12)(13)	71,000	22
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(12)(13)	69,000	21
Merrill Lynch & Co., Inc.
Sub. Notes
6.05% due 05/16/16	143,000	151,475
Merrill Lynch & Co., Inc.
Senior Notes
6.88% due 11/15/18	90,000	102,267
TD Ameritrade Holding Corp.
Company Guar. Notes
4.15% due 12/01/14	86,000	90,700

		370,221

Finance-Other Services - 0.1%

Cantor Fitzgerald LP
Notes
6.38% due 06/26/15*	60,000	61,457
SquareTwo Financial Corp.
Senior Sec. Notes
11.63% due 04/01/17*	25,000	22,062

		83,519

Financial Guarantee Insurance - 0.0%

MBIA, Inc.
Senior Notes
5.70% due 12/01/34	25,000	16,395

Firearms & Ammunition - 0.0%

Freedom Group, Inc.
Senior Sec. Notes
10.25% due 08/01/15*	32,000	33,360

Food-Confectionery - 0.1%

WM Wrigley Jr Co.
Senior Sec. Notes
3.70% due 06/30/14*	60,000	62,179

Food-Meat Products - 0.0%

Smithfield Foods, Inc.
Senior Sec. Notes
10.00% due 07/15/14*	27,000	30,139

Food-Misc. - 0.2%

Kraft Foods, Inc.
Senior Notes
6.50% due 02/09/40	102,000	120,998
Sara Lee Corp.
Senior Notes
4.10% due 09/15/20	55,000	55,315

		176,313

Food-Retail - 0.1%

Ahold Finance USA LLC
Company Guar. Notes
6.88% due 05/01/29	45,000	55,032
SUPERVALU, Inc.
Senior Notes
8.00% due 05/01/16	30,000	30,075

		85,107

Funeral Services & Related Items - 0.1%

Carriage Services, Inc.
Company Guar. Notes
7.88% due 01/15/15	27,000	26,460
Service Corp. International
Senior Notes
8.00% due 11/15/21	52,000	54,860

		81,320

Gambling (Non-Hotel) - 0.1%

Downstream Development Authority
Senior Sec. Notes
12.00% due 10/15/15*	127,000	121,285

Gas-Transportation - 0.1%

Sabine Pass LNG LP
Senior Sec. Notes
7.50% due 11/30/16	70,000	62,037

Hazardous Waste Disposal - 0.0%

Clean Harbors, Inc.
Senior Sec. Notes
7.63% due 08/15/16	35,000	35,875

Home Furnishings - 0.0%

Norcraft Cos LP/Norcraft Finance Corp.
Senior Sec. Notes
10.50% due 12/15/15	30,000	30,975

Hotel/Motels - 0.0%

Starwood Hotels & Resorts Worldwide, Inc.
Senior Notes
6.75% due 05/15/18	49,000	51,818

Independent Power Producers - 0.1%

Calpine Corp.
Senior Sec. Notes
7.88% due 07/31/20*	25,000	25,063
Calpine Corp.
Escrow Notes
8.75% due 07/15/13†(8)(9)	145,000	0
Dynegy-Roseton / Danskammer
Pass Through Certs.
Series B
7.67% due 11/08/16	58,000	52,780
NRG Energy, Inc.
Company Guar. Notes
7.38% due 02/01/16	59,000	59,442
RRI Energy, Inc.
Senior Notes
7.88% due 06/15/17	30,000	27,675

		164,960

Insurance-Life/Health - 0.3%

Jefferson-Pilot Corp.
Senior Notes
4.75% due 01/30/14	41,000	43,309
Lincoln National Corp.
Jr. Sub. Bonds
7.00% due 05/17/66(1)	60,000	54,600
Nationwide Financial Services, Inc.
Senior Notes
5.90% due 07/01/12	55,000	58,295
Principal Life Income Funding Trusts
Senior Sec. Notes
0.60% due 11/08/13(1)	63,000	62,092
Protective Life Corp.
Senior Notes
8.45% due 10/15/39	180,000	199,326

		417,622

Insurance-Multi-line - 0.2%

Genworth Financial, Inc.
Senior Notes
4.95% due 10/01/15	54,000	53,671
Hartford Financial Services Group, Inc.
Senior Notes
5.50% due 10/15/16	61,000	64,198
MetLife, Inc.
Senior Notes
6.75% due 06/01/16	40,000	47,490
Metropolitan Life Global Funding I
Senior Sec. Notes
2.88% due 09/17/12*	90,000	92,609
Nationwide Mutual Insurance Co.
Notes
9.38% due 08/15/39*	23,000	27,939

		285,907

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc.
Senior Notes
5.75% due 03/15/14*	60,000	62,930
Liberty Mutual Group, Inc.
Senior Notes
6.50% due 03/15/35*	60,000	55,000
Liberty Mutual Group, Inc.
Company Guar. Notes
7.80% due 03/07/87*	137,000	120,560

		238,490

Machinery-Farming - 0.0%

Case New Holland, Inc.
Senior Notes
7.88% due 12/01/17*	33,000	34,733
CNH America LLC
Company Guar. Notes
7.25% due 01/15/16	4,000	4,130

		38,863

Medical Instruments - 0.2%

Accellent, Inc.
Senior Sec. Notes
8.38% due 02/01/17	170,000	169,150
Medtronic, Inc.
Senior Notes
3.00% due 03/15/15	55,000	58,107

		227,257

Medical Products - 0.1%

Johnson & Johnson
Senior Notes
4.50% due 09/01/40	58,000	60,746

Universal Hospital Services, Inc.
Senior Sec. Notes
8.50% due 06/01/15(7)	70,000	70,350

		131,096

Medical-Biomedical/Gene - 0.1%

Bio-Rad Laboratories, Inc.
Senior Sub. Notes
8.00% due 09/15/16	30,000	32,175
Life Technologies Corp.
Senior Notes
3.38% due 03/01/13	51,000	52,472

		84,647

Medical-Drugs - 0.1%

Schering-Plough Corp.
Company Guar. Notes
6.00% due 09/15/17	88,000	106,998
Valeant Pharmaceuticals International
Company Guar. Notes
8.38% due 06/15/16	55,000	62,425

		169,423

Medical-Generic Drugs - 0.1%

Watson Pharmaceuticals, Inc.
Senior Notes
6.13% due 08/15/19	49,000	57,574

Medical-HMO - 0.1%

WellPoint, Inc.
Senior Notes
5.80% due 08/15/40	60,000	64,099

Medical-Hospitals - 1.0%

Capella Healthcare, Inc.
Company Guar. Notes
9.25% due 07/01/17*	41,000	42,435
Community Health Systems, Inc.
Company Guar. Notes
8.88% due 07/15/15	54,000	56,025
HCA, Inc.
Senior Notes
7.50% due 11/15/95	58,000	44,153
HCA, Inc.
Senior Sec. Notes
8.50% due 04/15/19	950,000	1,041,437
Select Medical Corp.
Company Guar. Notes
7.63% due 02/01/15	30,000	28,275

		1,212,325

Multimedia - 0.4%

Historic TW, Inc.
Company Guar. Notes
6.63% due 05/15/29	60,000	68,083
NBC Universal, Inc.
Senior Notes
6.40% due 04/30/40*	130,000	145,561
News America, Inc.
Company Guar. Bonds
6.65% due 11/15/37	60,000	69,503
Time Warner Cos., Inc.
Company Guar. Notes
6.95% due 01/15/28	133,000	154,959
Time Warner Entertainment Co. LP
Company Guar. Notes
8.38% due 07/15/33	59,000	77,510

		515,616

Music - 0.0%

WMG Acquisition Corp.
Senior Sec. Notes
9.50% due 06/15/16	30,000	31,350

Non-Hazardous Waste Disposal - 0.3%

Allied Waste North America, Inc.
Company Guar. Notes
7.13% due 05/15/16	136,000	146,200
Republic Services, Inc.
Company Guar. Notes
5.25% due 11/15/21	90,000	99,993
Republic Services, Inc.
Notes
6.09% due 03/15/35	95,000	102,782
Waste Management, Inc.
Company Guar. Notes
6.13% due 11/30/39	44,000	50,151

		399,126

Oil & Gas Drilling - 0.1%

Pride International, Inc.
Senior Notes
6.88% due 08/15/20	88,000	92,290
Rowan Cos, Inc.
Senior Notes
5.00% due 09/01/17	55,000	55,316

		147,606

Oil Companies-Exploration & Production - 0.5%

Anadarko Petroleum Corp.
Notes
6.20% due 03/15/40	19,000	16,259
Anadarko Petroleum Corp.
Senior Notes
6.38% due 09/15/17	200,000	197,900
Apache Corp.
Senior Notes
5.10% due 09/01/40	64,000	65,998
Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.
Company Guar. Notes
10.75% due 02/01/18	78,000	85,995
ATP Oil & Gas Corp.
Senior Sec. Notes
11.88% due 05/01/15*	25,000	20,125
Chesapeake Energy Corp.
Company Guar. Notes
7.25% due 12/15/18	100,000	104,500

Hilcorp Energy I LP
Senior Notes
7.75% due 11/01/15*	29,000	29,362
Kerr-McGee Corp.
Company Guar. Notes
6.95% due 07/01/24	39,000	39,479
Linn Energy LLC/Linn Energy Finance Corp.
Senior Notes
8.63% due 04/15/20*	55,000	58,025
QEP Resources, Inc.
Senior Notes
6.88% due 03/01/21	25,000	26,063
XTO Energy, Inc.
Senior Notes
6.50% due 12/15/18	21,000	26,779

		670,485

Oil Companies-Integrated - 0.1%

Hess Corp.
Senior Notes
5.60% due 02/15/41	108,000	112,030

Oil-Field Services - 0.1%

Baker Hughes, Inc.
Senior Notes
5.13% due 09/15/40	63,000	65,824
Basic Energy Services, Inc.
Senior Sec. Notes
11.63% due 08/01/14	25,000	27,250

		93,074

Paper & Related Products - 0.2%

Georgia-Pacific LLC
Company Guar. Notes
7.13% due 01/15/17*	36,000	37,980
Georgia-Pacific LLC
Senior Notes
7.75% due 11/15/29	45,000	45,900
Westvaco Corp.
Company Guar. Notes
7.95% due 02/15/31	66,000	74,876
Westvaco Corp.
Company Guar. Notes
8.20% due 01/15/30	50,000	55,635

		214,391

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.
Senior Sec. Notes
9.75% due 03/01/18*	36,000	34,380

Physicians Practice Management - 0.0%

US Oncology, Inc.
Senior Sec. Notes
9.13% due 08/15/17	49,000	50,715

Pipelines - 0.7%

Copano Energy LLC / Copano Energy Finance Corp.
Company Guar. Notes
7.75% due 06/01/18	30,000	30,000
El Paso Corp.
Senior Notes
6.88% due 06/15/14	55,000	58,197
El Paso Pipeline Partners Operating Co. LLC
Company Guar. Notes
6.50% due 04/01/20	157,000	167,608
Enterprise Products Operating LLC
Company Guar. Notes
6.45% due 09/01/40	59,000	65,875
Enterprise Products Operating LLC
Company Guar. Bonds
6.50% due 01/31/19	60,000	69,781
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
8.75% due 04/15/18	50,000	53,500
Plains All American Pipeline LP
Company Guar. Notes
4.25% due 09/01/12	31,000	32,344
Plains All American Pipeline LP
Company Guar. Notes
5.63% due 12/15/13	120,000	131,148
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes
9.38% due 06/01/16	40,000	43,400
Tennessee Gas Pipeline Co.
Senior Notes
8.00% due 02/01/16	66,000	77,715
Williams Partners LP
Senior Notes
7.50% due 06/15/11	168,000	176,039

		905,607

Printing-Commercial - 0.0%

Valassis Communications, Inc.
Company Guar. Notes
8.25% due 03/01/15	32,000	33,360

Private Corrections - 0.0%

Corrections Corp. of America
Company Guar. Notes
7.75% due 06/01/17	20,000	21,250

Publishing-Books - 0.0%

TL Acquisitions, Inc.
Senior Notes
10.50% due 01/15/15*	35,000	33,425

Real Estate Investment Trusts - 0.1%

Brandywine Operating Partnership LP
Company Guar. Notes
5.70% due 05/01/17	62,000	62,805
DuPont Fabros Technology LP
Company Guar. Notes
8.50% due 12/15/17	30,000	31,725

Federal Realty Investors Trust
Senior Notes
5.90% due 04/01/20	30,000	33,426

		127,956

Real Estate Management/Services - 0.0%

CB Richard Ellis Services, Inc.
Company Guar. Notes
11.63% due 06/15/17	22,000	24,970

Recycling - 0.0%

Aleris International, Inc.
Company Guar. Notes
9.00% due 12/15/14†(7)(12)(13)	60,000	120

Rental Auto/Equipment - 0.0%

RSC Equipment Rental, Inc.
Senior Notes
9.50% due 12/01/14	17,000	17,340
United Rentals North America, Inc.
Company Guar. Notes
7.75% due 11/15/13	20,000	20,050

		37,390

Retail-Drug Store - 0.2%

CVS Caremark Corp.
Senior Notes
6.25% due 06/01/27	135,000	155,477
CVS Pass-Through Trust
Pass Through Certs.
7.51% due 01/10/32*	35,665	42,049
Rite Aid Corp.
Senior Sec. Notes
10.25% due 10/15/19	60,000	61,650

		259,176

Retail-Propane Distribution - 0.0%

Inergy LP/Inergy Finance Corp.
Company Guar. Notes
8.25% due 03/01/16	30,000	31,463

Retail-Regional Department Stores - 0.1%

JC Penney Corp., Inc.
Senior Notes
6.38% due 10/15/36	52,000	50,180
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.65% due 07/15/24	16,000	15,960
Macy’s Retail Holdings, Inc.
Company Guar. Notes
6.90% due 04/01/29	35,000	34,825

		100,965

Retail-Restaurants - 0.0%

Wendy’s/Arby’s Restaurants LLC
Company Guar. Notes
10.00% due 07/15/16	47,000	49,350

Retail-Toy Stores - 0.0%

Toys R Us Property Co. LLC
Senior Sec. Notes
8.50% due 12/01/17*	38,000	39,520

Savings & Loans/Thrifts - 0.0%

Amsouth Bank NA
Sub. Notes
4.85% due 04/01/13	40,000	39,953

Seismic Data Collection - 0.0%

Geokinetics Holdings, Inc.
Senior Sec. Notes
9.75% due 12/15/14*	30,000	25,050

Special Purpose Entities - 0.3%

Capital One Capital V
Ltd. Guar. Notes
10.25% due 08/15/39	83,000	89,640
Chukchansi Economic Development Authority
Senior Notes
8.00% due 11/15/13*	26,000	15,080
Goldman Sachs Capital II
Ltd. Guar. Bonds
5.79% due 12/29/49(1)(10)	20,000	16,075
Goldman Sachs Capital III
Company Guar. Notes
1.31% due 09/29/49(1)(10)	76,000	51,680
OMX Timber Finance Investments I LLC
Sec. Notes
5.42% due 01/29/20*	84,000	86,205
Teco Finance, Inc.
Company Guar. Notes
6.57% due 11/01/17	32,000	37,560
Teco Finance, Inc.
Company Guar. Notes
7.00% due 05/01/12	20,000	21,647

		317,887

Steel-Producers - 0.3%

AK Steel Corp.
Company Guar. Notes
7.63% due 05/15/20	320,000	322,400
Ryerson, Inc.
Senior Sec. Notes
12.00% due 11/01/15	30,000	30,863
Steel Dynamics, Inc.
Company Guar. Notes
7.75% due 04/15/16	28,000	28,910
United States Steel Corp.
Senior Notes
7.38% due 04/01/20	35,000	35,437

		417,610

Storage/Warehousing - 0.0%

Mobile Mini, Inc.
Company Guar. Notes
9.75% due 08/01/14	27,000	27,979

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc.
Senior Notes
5.75% due 08/15/40	60,000	64,311

Telecom Services - 0.3%

PAETEC Holding Corp.
Senior Sec. Notes
8.88% due 06/30/17	35,000	36,225
Qwest Corp.
Senior Notes
7.50% due 10/01/14	55,000	61,256
Qwest Corp.
Senior Notes
8.88% due 03/15/12	158,000	173,800
SBA Telecommunications, Inc.
Company Guar. Notes
8.25% due 08/15/19	70,000	75,950

		347,231

Telephone-Integrated - 0.1%

Cincinnati Bell, Inc.
Company Guar. Notes
7.00% due 02/15/15	15,000	14,550
Frontier Communications Corp.
Senior Notes
8.25% due 04/15/17	10,000	10,575
Frontier Communications Corp.
Senior Notes
8.50% due 04/15/20	10,000	10,613
Qwest Communications International, Inc.
Company Guar. Notes
8.00% due 10/01/15	23,000	24,725
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/28	45,000	37,575
Sprint Capital Corp.
Company Guar. Notes
8.75% due 03/15/32	42,000	40,477
Verizon Virginia, Inc.
Senior Notes
4.63% due 03/15/13	30,000	31,946

		170,461

Television - 0.1%

Paxson Communications Corp.
Escrow Notes
7.38% due 01/15/13†*(8)(9)	52,442	262
Umbrella Acquisition, Inc.
Company Guar. Notes
9.75% due 03/15/15*(7)	41,000	36,900
Viacom, Inc.
Company Guar. Notes
4.63% due 05/15/18	97,000	101,751
Young Broadcasting, Inc.
Escrow Notes
10.00% due 03/01/11†(8)(9)	30,000	1

		138,914

Tools-Hand Held - 0.0%

Stanley Black & Decker, Inc.
Company Guar. Notes
5.20% due 09/01/40	42,000	41,969

Transport-Air Freight - 0.2%

Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class A-1
7.20% due 01/02/19	219,952	222,152
Atlas Air, Inc.
Pass Through Certs.
Series 1991-1, Class B
7.63% due 01/02/15	19,115	16,439

		238,591

Transport-Equipment & Leasing - 0.1%

GATX Corp.
Senior Notes
4.75% due 10/01/12	66,000	69,443
GATX Corp.
Senior Notes
4.75% due 05/15/15	45,000	48,012

		117,455

Transport-Rail - 0.1%

Union Pacific Corp.
Senior Notes
5.75% due 11/15/17	55,000	64,128

Transport-Services - 0.1%

Bristow Group, Inc.
Company Guar. Notes
7.50% due 09/15/17	45,000	45,000
Ryder System, Inc.
Notes
3.60% due 03/01/16	47,000	47,538

		92,538

Web Hosting/Design - 0.3%

Equinix, Inc.
Senior Notes
8.13% due 03/01/18	287,000	299,915

Wireless Equipment - 0.3%

Motorola, Inc.
Senior Notes
5.38% due 11/15/12	138,000	145,873
Motorola, Inc.
Senior Notes
6.50% due 09/01/25	143,000	158,264

		304,137

Total U.S. Corporate Bonds & Notes
(cost $22,337,846)		22,833,687

FOREIGN CORPORATE BONDS & NOTES - 2.0%
Banks-Commercial - 0.5%

ANZ National International, Ltd.
Bank Guar. Notes
2.38% due 12/21/12*	36,000	36,481
ANZ National International, Ltd.
Bank Guar. Notes
6.20% due 07/19/13*	50,000	55,788

Barclays Bank PLC
Jr. Sub. Bonds
5.93% due 12/15/16*(1)(10)	105,000	91,875
Barclays Bank PLC
Sub. Notes
6.05% due 12/04/17*	60,000	64,581
Barclays Bank PLC
Jr. Sub. Notes
6.86% due 06/15/32*(1)(10)	56,000	49,280
BNP Paribas
Bank Guar. Notes
4.80% due 06/24/15*	60,000	64,339
Groupe BPCE
Notes
3.35% due 12/30/10(1)(10)	102,000	64,347
Nordea Bank AB
Jr. Sub. Bonds
8.38% due 03/25/15(1)(10)	36,000	38,754
Sumitomo Mitsui Banking Corp.
Senior Notes
3.15% due 07/22/15*	100,000	103,948
Westpac Banking Corp.
Jr. Sub. Notes
0.62% due 03/31/11(1)(10)	180,000	108,000

		677,393

Computers-Memory Devices - 0.0%

Seagate HDD Cayman
Company Guar. Notes
6.88% due 05/01/20*	30,000	29,400

Diversified Banking Institutions - 0.0%

Credit Agricole SA
Jr. Sub. Bonds
6.64% due 05/31/17*(1)(10)	25,000	21,250

Diversified Manufacturing Operations - 0.1%

Tyco International Finance
Company Guar. Notes
3.38% due 10/15/15	70,000	73,539

Diversified Minerals - 0.1%

BHP Billiton Finance USA, Ltd.
Company Guar. Notes
6.42% due 03/01/26	101,000	121,673

Electric-Integrated - 0.0%

TransAlta Corp.
Senior Notes
4.75% due 01/15/15	6,000	6,454

Forestry - 0.0%

Tembec Industries, Inc.
Senior Sec. Notes
11.25% due 12/15/18*	10,000	9,600

Insurance-Multi-line - 0.2%

Aegon NV
Sub. Notes
3.23% due 07/15/14(1)(10)	75,000	45,476
XL Capital, Ltd.
Senior Notes
5.25% due 09/15/14	92,000	97,720
XL Capital, Ltd.
Senior Notes
6.38% due 11/15/24	60,000	64,752

		207,948

Insurance-Reinsurance - 0.0%

Endurance Specialty Holdings, Ltd.
Senior Notes
7.00% due 07/15/34	60,000	58,710

Metal-Diversified - 0.1%

Xstrata Canada Corp.
Company Guar. Notes
7.35% due 06/05/12	56,000	60,598

Oil Companies-Exploration & Production - 0.1%

EnCana Corp.
Bonds
6.50% due 08/15/34	25,000	28,615
Nexen, Inc.
Senior Notes
5.88% due 03/10/35	47,000	49,000
OPTI Canada, Inc.
Senior Sec. Notes
7.88% due 12/15/14	48,000	36,960

		114,575

Oil Companies-Integrated - 0.3%

BP Capital Markets PLC
Company Guar. Notes
3.88% due 03/10/15	120,000	118,869
Norsk Hydro A/S
Company Guar. Notes
7.15% due 11/15/25	178,000	230,316

		349,185

Paper & Related Products - 0.0%

PE Paper Escrow GmbH
Senior Sec. Notes
12.00% due 08/01/14*	27,000	30,577

Pipelines - 0.1%

TransCanada Pipelines, Ltd.
Jr. Sub. Notes
6.35% due 05/15/67(1)	94,000	85,798

Satellite Telecom - 0.1%

Intelsat Intermediate Holding Co., Ltd.
Company Guar. Bonds
9.50% due 02/01/15(2)	111,000	115,162

Special Purpose Entities - 0.2%

AngloGold Ashanti Holdings PLC
Company Guar. Notes
6.50% due 04/15/40	81,000	85,581
SMFG Preferred Capital, Ltd.
Jr. Sub. Notes
6.08% due 01/25/17*(1)(10)	101,000	96,807

		182,388

Steel-Producers - 0.0%

Essar Steel Algoma, Inc.
Senior Sec. Notes
9.38% due 03/15/15*	45,000	44,437

SupraNational Banks - 0.0%

Asian Development Bank
Senior Bonds
5.82% due 06/16/28	39,000	47,050

Telephone-Integrated - 0.2%

Telecom Italia Capital SA
Company Guar. Bonds
5.25% due 10/01/15	97,000	103,248
Telefonica Emisiones SAU
Company Guar. Notes
0.77% due 02/04/13(1)	60,000	58,331
Telefonos de Mexico SAB de CV
Senior Notes
5.50% due 01/27/15	61,000	67,397

		228,976

Total Foreign Corporate Bonds & Notes
(cost $2,396,313)		2,464,713

MUNICIPAL BONDS & NOTES - 0.0%
Municipal Bonds - 0.0%
Texas State Transportation Commission
Bonds
Series B
(cost $25,000)	25,000	27,497

U.S. GOVERNMENT AGENCIES - 14.3%
Federal Home Loan Mtg. Corp. - 10.2%

4.50% due 01/01/39	111,040	116,684
4.50% due 12/01/39	1,322,419	1,388,815
5.00% due 10/01/33	18,225	19,530
5.00% due 07/01/35	81,722	87,140
5.00% due 01/01/37	149,739	159,293
5.00% due 03/01/38	181,580	192,957
5.00% due 10/01/39	959,908	1,019,953
5.50% due 10/01/33	6,686	7,219
5.50% due 01/01/35	394,056	423,219
5.50% due 01/01/36	1,142,185	1,226,714
5.50% due 08/01/37	22,500	24,041
5.50% due 09/01/37	272,422	291,078
5.50% due 10/01/37	374,714	400,375
5.50% due 01/01/38	97,778	104,708
5.50% due 07/01/38	111,076	118,683
5.50% due 01/01/40	2,976,392	3,196,658
6.00% due 08/01/36	320,106	345,153
6.00% due 02/01/39	1,061,959	1,142,507
6.00% due 04/01/40	1,113,308	1,197,750
6.50% due 12/01/28	144,151	158,093
6.50% due 11/01/33	9,734	10,758
6.50% due 05/01/36	3,329	3,628
7.00% due 06/01/32	49,566	55,980
7.50% due 04/01/31	71,597	81,679
8.00% due 04/01/30	10,237	11,784
8.00% due 07/01/30	100	115
8.00% due 12/01/30	29,378	33,820
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	247,000	256,095
Series 3317, Class PD
5.00% due 09/15/31	315,000	331,912
Series 3349, Class HB
5.50% due 06/15/31	282,000	299,090

		12,705,431

Federal National Mtg. Assoc. - 2.7%

2.13% due 01/25/13	72,000	72,453
4.50% due 01/01/25	1,399,195	1,485,004
4.50% due 01/01/39	133,100	140,032
5.00% due 03/15/16	74,000	86,253
5.00% due 11/01/33	19,466	20,869
5.00% due 03/01/34	326,751	349,895
5.50% due 03/01/18	16,561	17,963
5.50% due 11/01/22	102,631	110,554
5.50% due 05/01/34	324,033	350,191
6.00% due 05/01/17	59,410	64,302
6.00% due 12/01/33	156,131	171,471
6.00% due 10/01/36	92,880	100,321
6.50% due 02/01/17	43,441	47,112
6.50% due 08/01/31	56,082	62,258
6.50% due 07/01/32	84,943	94,298
6.50% due 07/01/36	110,386	120,524
7.00% due 09/01/31	43,018	48,763
7.50% due 06/01/15	12,430	13,546

		3,355,809

Government National Mtg. Assoc. - 1.4%

5.50% due 08/15/39	1,535,986	1,665,280
6.00% due 02/15/29	3,959	4,358
6.00% due 04/15/29	22,753	25,048
6.00% due 06/15/29	24,027	26,450
6.50% due 02/15/29	68,309	76,633

		1,797,769

Total U.S. Government Agencies
(cost $17,329,120)		17,859,009

U.S. GOVERNMENT TREASURIES - 2.7%
United States Treasury Bonds - 1.7%

4.38% due 02/15/38	219,000	253,424
4.38% due 11/15/39	140,000	161,306
4.38% due 05/15/40	149,000	171,909
4.50% due 05/15/38	235,000	277,447
4.50% due 08/15/39	775,000	911,352
4.63% due 02/15/40	72,000	86,378
5.25% due 11/15/28	125,000	160,606
8.13% due 08/15/19	33,000	48,520

		2,070,942

United States Treasury Notes - 1.0%

1.75% due 07/31/15	55,000	56,152
2.75% due 02/15/19	30,000	31,179
3.38% due 11/15/19	350,000	378,027
3.50% due 05/15/20	68,000	74,093
3.63% due 08/15/19	16,000	17,644
3.75% due 11/15/18	663,000	742,353

		1,299,448

Total U.S. Government Treasuries
(cost $3,151,231)		3,370,390

Total Long-Term Investment Securities
(cost $117,851,772)		118,747,389

SHORT-TERM INVESTMENT SECURITIES - 0.5%
Time Deposits - 0.4%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/01/10	477,000	477,000

U.S. Government Treasuries - 0.1%

United States Treasury Bills
0.14% due 09/30/10(11)	85,000	84,990
0.16% due 09/02/10(11)	25,000	25,000

		109,990

Total Short-Term Investment Securities
(cost $586,990)		586,990

REPURCHASE AGREEMENTS - 3.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $3,803,001 and collateralized by $3,595,000 of United States Treasury Notes, bearing interest at 3.13%, due 04/30/17 and having an approximate value of $3,921,426	3,803,000	3,803,000

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $636,000 and collateralized by $635,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $648,843	636,000	636,000

Total Repurchase Agreements
(cost $4,439,000)		4,439,000

TOTAL INVESTMENTS
(cost $122,877,762)(15)	99.6%	123,773,379
Other assets less liabilities	0.4	472,374

NET ASSETS	100.0%	$124,245,753

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $7,735,372 representing 6.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of August 31, 2010, maturity date reflects the stated maturity date.
(5)	Collateralized Mortgage Obligation
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Asset Allocation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/15/05	$20,000	$20,000	$17,400	$87.00	0.00%

(7)	Income may be received in cash or additional bonds at the discretion of the issuer.
(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(9)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $17,663 representing 0.0% of net assets.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Bond in default
(13)	Company has filed Chapter 11 bankruptcy protection.
(14)	Bond is in default and did not pay principal at maturity.
(15)	See Note 5 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2010	Unrealized Appreciation (Depreciation)
22	Long	S&P 500 E-Mini Index	September 2010	$1,226,270	$1,153,130	$(73,140)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$57,099,914	$—	$0	$57,099,914
Exchange Traded Funds	8,888,176	—	—	8,888,176
Preferred Stock	618,769	124,918	—	743,687
Warrants	—	—	0	0
Asset Backed Securities	—	5,442,916	—	5,442,916
Convertible Bonds & Notes	—	—	17,400	17,400
U.S. Corporate Bonds & Notes	—	22,508,628	325,059	22,833,687
Foreign Corporate Bonds & Notes	—	2,464,713	—	2,464,713
Municipal Bonds & Notes	—	27,497	—	27,497
U.S. Government Agencies	—	17,859,009	—	17,859,009
U.S. Government Treasuries	—	3,370,390	—	3,370,390
Short-Term Investment Securities:
Time Deposit	—	477,000	—	477,000
U.S. Government Treasuries	—	109,990	—	109,990
Repurchase Agreements	—	4,439,000	—	4,439,000
Other Financial Instruments:+
Open Futures Contracts - Depreciation	(73,140)	—	—	(73,140)

Total	$66,533,719	$56,824,061	$342,459	$123,700,239

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	CommonStock	Warrants	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2010	$0	$0	$16,000	$226,880
Accrued discounts/premiums	—	—	—	(17)
Realized gain (loss)	—	—	—	256
Change in unrealized appreciation (depreciation)(1)	—	—	1,400	16,096
Net purchases (sales)	0	—	—	81,844
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 8/31/2010	$0	$0	$17,400	$325,059

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2010 includes:

CommonStock	Warrants	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
$—	$—	$1,400	$16,096

See Notes to Portfolio of Investments

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.3%
Advertising Agencies - 0.4%

Omnicom Group, Inc.	41,500	$1,452,915

Aerospace/Defense-Equipment - 0.9%

United Technologies Corp.	49,300	3,214,853

Agricultural Chemicals - 0.2%

Monsanto Co.	9,700	510,705
The Mosaic Co.	5,100	299,166

		809,871

Apparel Manufacturers - 0.8%

Coach, Inc.	59,000	2,114,560
Polo Ralph Lauren Corp.	11,000	833,140

		2,947,700

Applications Software - 0.8%

Intuit, Inc.†	28,500	1,219,800
Microsoft Corp.	62,330	1,463,508
Salesforce.com, Inc.†#	3,400	373,592

		3,056,900

Athletic Footwear - 0.8%

NIKE, Inc., Class B	43,100	3,017,000

Auto/Truck Parts & Equipment-Original - 0.3%

Johnson Controls, Inc.	39,400	1,045,282

Banks-Fiduciary - 1.0%

Northern Trust Corp.	48,800	2,251,632
State Street Corp.	35,500	1,245,340
The Bank of New York Mellon Corp.	2,800	67,956

		3,564,928

Banks-Super Regional - 1.6%

PNC Financial Services Group, Inc.	1,500	76,440
US Bancorp	118,700	2,468,960
Wells Fargo & Co.	144,200	3,395,910

		5,941,310

Beverages-Non-alcoholic - 0.8%

PepsiCo, Inc.	46,340	2,974,101
The Coca-Cola Co.	400	22,368

		2,996,469

Broadcast Services/Program - 0.9%

Discovery Communications, Inc., Class C†	101,950	3,445,910

Casino Hotels - 0.6%

Las Vegas Sands Corp.†	27,300	773,409
Wynn Macau, Ltd.†	303,200	525,423
Wynn Resorts, Ltd.#	12,200	983,442

		2,282,274

Chemicals-Specialty - 0.0%

Ecolab, Inc.	1,900	90,060

Coal - 0.6%

Peabody Energy Corp.	50,800	2,174,240

Coatings/Paint - 0.3%

The Sherwin-Williams Co.	16,400	1,154,232

Commercial Services-Finance - 3.7%

Automatic Data Processing, Inc.	24,900	961,389
Mastercard, Inc., Class A	25,600	5,078,016
The Western Union Co.	84,300	1,321,824
Visa, Inc., Class A	89,500	6,173,710

		13,534,939

Computer Aided Design - 0.2%

Autodesk, Inc.†	27,400	760,350

Computer Services - 1.4%

Accenture PLC, Class A	61,900	2,265,540
International Business Machines Corp.	24,800	3,056,104

		5,321,644

Computers - 7.4%

Apple, Inc.†	111,300	27,087,081
Hewlett-Packard Co.	3,800	146,224

		27,233,305

Computers-Memory Devices - 0.6%

EMC Corp.†	117,000	2,134,080

Cosmetics & Toiletries - 0.8%

The Procter & Gamble Co.	47,176	2,814,992

Cruise Lines - 0.8%

Carnival Corp.	93,900	2,927,802

Data Processing/Management - 0.6%

Fiserv, Inc.†	42,800	2,141,284

Distribution/Wholesale - 1.4%

Fastenal Co.#	78,800	3,567,276
WW Grainger, Inc.#	16,300	1,724,377

		5,291,653

Diversified Banking Institutions - 2.9%

Credit Suisse Group AG	15,500	680,763
JPMorgan Chase & Co.	156,900	5,704,884
Morgan Stanley	51,900	1,281,411
The Goldman Sachs Group, Inc.	21,300	2,916,822

		10,583,880

Diversified Manufacturing Operations - 5.1%

3M Co.	73,700	5,789,135
Danaher Corp.	328,480	11,933,679
Eaton Corp.	1,500	104,220
Honeywell International, Inc.	7,900	308,811
Illinois Tool Works, Inc.	10,000	412,600

		18,548,445

E-Commerce/Products - 4.2%

Amazon.com, Inc.†	122,600	15,304,158

E-Commerce/Services - 1.6%

eBay, Inc.†	72,940	1,695,126
Liberty Media Corp. - Interactive Group, Class A†(3)	176,400	1,861,020
priceline.com, Inc.†	8,200	2,390,136

		5,946,282

Electric Products-Misc. - 1.2%

Emerson Electric Co.	90,500	4,221,825

Electronic Components-Semiconductors - 2.5%

Altera Corp.	80,300	1,981,001
Broadcom Corp., Class A	108,300	3,245,751
Intel Corp.	19,500	345,540
Xilinx, Inc.#	141,530	3,417,950

		8,990,242

Electronic Forms - 0.0%

Adobe Systems, Inc.†	420	11,659

Energy-Alternate Sources - 0.0%

First Solar, Inc.†#	900	115,065

Engineering/R&D Services - 0.1%

McDermott International, Inc.†	38,300	491,006

Finance-Credit Card - 2.1%

American Express Co.	188,900	7,531,443

Finance-Investment Banker/Broker - 0.3%

TD Ameritrade Holding Corp.†#	13,000	189,930
The Charles Schwab Corp.	58,500	746,460

		936,390

Finance-Other Services - 1.4%

CME Group, Inc.	200	49,616
IntercontinentalExchange, Inc.†	34,300	3,277,708
NYSE Euronext	66,700	1,850,258

		5,177,582

Food-Misc. - 0.0%

General Mills, Inc.	3,800	137,408

Hotels/Motels - 2.3%

Marriott International, Inc., Class A#	168,190	5,383,762
Starwood Hotels & Resorts Worldwide, Inc.#	61,500	2,873,895

		8,257,657

Industrial Automated/Robotic - 0.6%

Rockwell Automation, Inc.	42,500	2,173,450

Industrial Gases - 2.1%

Praxair, Inc.	90,300	7,768,509

Instruments-Scientific - 0.0%

Thermo Fisher Scientific, Inc.†	400	16,848

Insurance-Life/Health - 0.4%

Prudential Financial, Inc.	31,300	1,582,841

Internet Application Software - 1.3%

Tencent Holdings, Ltd.	263,600	4,835,702

Internet Content-Information/News - 1.3%

Baidu, Inc. ADR†	59,700	4,682,271

Internet Infrastructure Software - 0.7%

Akamai Technologies, Inc.†#	53,400	2,460,138

Investment Management/Advisor Services - 3.4%

Ameriprise Financial, Inc.	54,240	2,363,779
Franklin Resources, Inc.	83,500	8,058,585
Invesco, Ltd.	116,900	2,115,890

		12,538,254

Machinery-Farming - 0.3%

Deere & Co.	18,500	1,170,495

Medical Information Systems - 0.1%

Cerner Corp.†#	6,700	488,095

Medical Instruments - 0.7%

Intuitive Surgical, Inc.†	4,000	1,060,120
Medtronic, Inc.	1,500	47,220
St. Jude Medical, Inc.†	44,120	1,525,228

		2,632,568

Medical Products - 0.6%

Becton, Dickinson and Co.#	400	27,276
Stryker Corp.	50,100	2,163,819

		2,191,095

Medical-Biomedical/Gene - 1.6%

Amgen, Inc.†	1,800	91,872
Celgene Corp.†	100,500	5,177,760
Life Technologies Corp.†	400	17,108
Vertex Pharmaceuticals, Inc.†#	17,100	570,114

		5,856,854

Medical-Drugs - 1.5%

Allergan, Inc.	67,300	4,133,566
Shire PLC ADR	18,900	1,222,830

		5,356,396

Medical-HMO - 0.0%

WellPoint, Inc.†	60	2,981

Medical-Wholesale Drug Distribution - 1.1%

Cardinal Health, Inc.	5,000	149,800
McKesson Corp.	65,700	3,813,885

		3,963,685

Metal Processors & Fabrication - 1.4%

Precision Castparts Corp.	45,300	5,127,054

Metal-Copper - 0.1%

Freeport-McMoRan Copper & Gold, Inc.	3,900	280,722

Multimedia - 2.3%

The McGraw-Hill Cos., Inc.	3,800	105,070
The Walt Disney Co.	154,100	5,022,119
Time Warner, Inc.	112,800	3,381,744

		8,508,933

Networking Products - 2.3%

Cisco Systems, Inc.†	142,040	2,847,902
Juniper Networks, Inc.†	202,370	5,504,464

		8,352,366

Oil Companies-Exploration & Production - 1.8%

EOG Resources, Inc.	68,000	5,907,160
Range Resources Corp.	9,600	324,576
Southwestern Energy Co.†	400	13,088
Ultra Petroleum Corp.†#	6,100	237,961

		6,482,785

Oil Companies-Integrated - 0.3%

Exxon Mobil Corp.	1,900	112,404
Suncor Energy, Inc.	30,200	913,852

		1,026,256

Oil Field Machinery & Equipment - 1.4%

Cameron International Corp.†	64,100	2,357,598
FMC Technologies, Inc.†	42,100	2,603,885

		4,961,483

Oil-Field Services - 2.1%

Schlumberger, Ltd.	144,200	7,690,186

Pharmacy Services - 2.0%

Express Scripts, Inc.†	167,600	7,139,760
Medco Health Solutions, Inc.†	400	17,392

		7,157,152

Retail-Apparel/Shoe - 0.0%

The Gap, Inc.	4,000	67,560

Retail-Auto Parts - 0.7%

O’Reilly Automotive, Inc.†#	54,300	2,566,761

Retail-Automobile - 0.1%

CarMax, Inc.†#	15,000	298,950

Retail-Bedding - 0.8%

Bed Bath & Beyond, Inc.†	78,400	2,820,048

Retail-Building Products - 0.9%

Lowe’s Cos., Inc.	171,400	3,479,420

Retail-Discount - 0.1%

Dollar Tree, Inc.†#	10,050	455,567

Retail-Regional Department Stores - 1.2%

Kohl’s Corp.†	96,300	4,524,174

Retail-Restaurants - 2.7%

McDonald’s Corp.	62,400	4,558,944
Starbucks Corp.	226,100	5,198,039

		9,756,983

Semiconductor Components-Integrated Circuits - 0.9%

Marvell Technology Group, Ltd.†	214,400	3,417,536

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	103,400	1,621,312

Tools-Hand Held - 0.2%

Stanley Black & Decker. Inc.	11,500	616,860

Toys - 0.4%

Mattel, Inc.	61,400	1,288,786

Transport-Rail - 0.8%

Union Pacific Corp.	42,300	3,085,362

Transport-Services - 1.5%

Expeditors International of Washington, Inc.	82,000	3,246,380
FedEx Corp.	27,500	2,146,375

		5,392,755

Web Portals/ISP - 5.1%

Google, Inc., Class A†	41,900	18,855,838

Wireless Equipment - 3.5%

American Tower Corp., Class A†	148,500	6,958,710
QUALCOMM, Inc.	156,020	5,977,126

		12,935,836

Total Long-Term Investment Securities
(cost $326,141,289)		364,097,902

SHORT-TERM INVESTMENT SECURITIES - 4.6%
Collective Investment Pool - 4.1%

Securities Lending Quality Trust(1)(2)	15,241,827	15,199,890

Registered Investment Companies - 0.5%

T. Rowe Price Reserve Investment Fund	1,685,088	1,685,088

Total Short-Term Investment Securities
(cost $16,926,915)		16,884,978

TOTAL INVESTMENTS
(cost $343,068,204)(4)	103.9%	380,982,880
Liabilities in excess of other assets	(3.9)	(14,171,852)

NET ASSETS -	100.0%	$366,811,028

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2010, the Fund had loaned securities with a total value of $16,745,466. This was secured by collateral of $15,241,827, which was received in cash and subsequently invested in short-term investments currently valued at $15,199,890 as reported in the Portfolio of Investments. The remaining collateral of $1,819,058 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.47%	07/08/11
Federal Home Loan Bank	0.37% to 1.63%	07/08/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.75%	06/29/12
Federal National Mtg. Assoc.	zero coupon	7/11/2011
United States Treasury Notes/Bonds	0.88% to 1.00%	12/31/10 to 08/31/11

(3)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$27,233,305	$—	$—	$27,233,305
Diversified Manufacturing Operations	18,548,445	—	—	18,548,445
Web Portals	18,855,838	—	—	18,855,838
Other Industries*	299,460,314	—	—	299,460,314
Short-Term Investment Securities:
Collective Investment Pool	—	15,199,890	—	15,199,890
Registered Investment Companies	—	1,685,088	—	1,685,088

Total	$364,097,902	$16,884,978	$—	$380,982,880

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.0%
Aerospace/Defense - 1.4%

Raytheon Co.	6,200	272,304

Aerospace/Defense-Equipment - 1.5%

Goodrich Corp.	4,200	287,616

Apparel Manufacturers - 1.1%

Hanesbrands, Inc.†	9,100	217,854

Applications Software - 1.3%

Microsoft Corp.	10,900	255,932

Banks-Fiduciary - 0.9%

State Street Corp.	5,000	175,400

Banks-Super Regional - 7.4%

Capital One Financial Corp.	14,300	541,398
Fifth Third Bancorp	12,600	139,230
PNC Financial Services Group, Inc.	9,800	499,408
Wells Fargo & Co.	11,100	261,405

		1,441,441

Beverages-Wine/Spirits - 0.9%

Diageo PLC ADR	2,600	170,300

Casino Services - 0.9%

International Game Technology	12,500	182,500

Chemicals-Diversified - 1.3%

E.I. du Pont de Nemours & Co.	6,200	252,774

Commercial Services - 1.0%

Alliance Data Systems Corp.†	3,300	185,427

Computer Services - 2.2%

Computer Sciences Corp.	2,800	111,468
International Business Machines Corp.	2,500	308,075

		419,543

Computers - 1.3%

Hewlett-Packard Co.	6,500	250,120

Cruise Lines - 2.2%

Carnival Corp.	8,600	268,148
Royal Caribbean Cruises, Ltd.†	6,100	149,816

		417,964

Data Processing/Management - 0.4%

Dun & Bradstreet Corp.	1,200	79,080

Diversified Banking Institutions - 3.0%

Bank of America Corp.	14,951	186,140
Citigroup, Inc.†	37,700	140,244
JPMorgan Chase & Co.	7,100	258,156

		584,540

Diversified Manufacturing Operations - 6.5%

Eaton Corp.	3,600	250,128
General Electric Co.	10,400	150,592
Honeywell International, Inc.	7,200	281,448
Illinois Tool Works, Inc.	7,200	297,072
ITT Corp.	3,600	153,000
SPX Corp.	2,100	117,726

		1,249,966

Electric Products-Misc. - 2.0%

Emerson Electric Co.	4,300	200,595
Molex, Inc.	10,900	192,385

		392,980

Electric-Integrated - 5.0%

Dominion Resources, Inc.	5,200	222,352
Entergy Corp.	2,700	212,868
MDU Resources Group, Inc.	7,850	147,658
Pinnacle West Capital Corp.	4,600	183,310
Xcel Energy, Inc.	8,900	198,559

		964,747

Electronic Components-Semiconductors - 2.6%

Intel Corp.	12,900	228,588
Microchip Technology, Inc.	6,300	174,447
Texas Instruments, Inc.	4,550	104,786

		507,821

Electronics-Military - 1.5%

L-3 Communications Holdings, Inc.	4,400	293,040

Finance-Consumer Loans - 1.8%

SLM Corp.†	32,200	355,810

Finance-Credit Card - 1.8%

American Express Co.	8,700	346,869

Food-Wholesale/Distribution - 0.6%

Sysco Corp.	4,500	123,705

Gas-Distribution - 1.1%

CenterPoint Energy, Inc.	14,100	208,539

Home Decoration Products - 0.4%

Newell Rubbermaid, Inc.	5,300	79,606

Insurance Brokers - 1.2%

Willis Group Holdings PLC	8,100	235,548

Insurance-Multi-line - 1.3%

The Allstate Corp.	4,500	124,200
XL Group PLC	7,120	127,519

		251,719

Insurance-Property/Casualty - 1.7%

Chubb Corp.	2,400	132,288
Fidelity National Financial, Inc., Class A	14,100	204,591

		336,879

Insurance-Reinsurance - 0.7%

Axis Capital Holdings, Ltd.	4,200	129,696

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	3,900	169,962

Medical Instruments - 0.6%

Medtronic, Inc.	3,500	110,180

Medical Labs & Testing Services - 0.7%

Quest Diagnostics, Inc.	3,200	139,200

Medical Products - 2.0%

Baxter International, Inc.	4,400	187,264
Johnson & Johnson	3,600	205,272

		392,536

Medical-Drugs - 3.5%

Bristol-Myers Squibb Co.	13,900	362,512
Pfizer, Inc.	19,831	315,908

		678,420

Medical-HMO - 4.7%

CIGNA Corp.	5,700	183,654
Coventry Health Care, Inc.†	10,300	199,305
UnitedHealth Group, Inc.	7,400	234,728
WellPoint, Inc.†	5,800	288,144

		905,831

Medical-Wholesale Drug Distribution - 0.8%

Cardinal Health, Inc.	4,900	146,804

Oil Companies-Exploration & Production - 1.9%

Occidental Petroleum Corp.	5,050	369,054

Oil Companies-Integrated - 4.7%

BP PLC ADR	5,100	177,633
ConocoPhillips	6,300	330,309
Marathon Oil Corp.	7,100	216,479

Murphy Oil Corp.	3,600	192,816

		917,237

Pharmacy Services - 0.9%

Omnicare, Inc.	8,800	168,960

Pipelines - 2.5%

El Paso Corp.	13,100	149,209
Spectra Energy Corp.	16,250	330,525

		479,734

Real Estate Investment Trusts - 0.8%

Annaly Capital Management, Inc.	9,000	156,420

Retail-Apparel/Shoe - 1.0%

Limited Brands, Inc.	8,300	195,880

Retail-Auto Parts - 1.0%

Advance Auto Parts, Inc.	3,400	185,198

Retail-Building Products - 0.8%

Home Depot, Inc.	5,300	147,393

Retail-Discount - 1.2%

Family Dollar Stores, Inc.	5,600	239,624

Retail-Drug Store - 0.7%

Walgreen Co.	4,900	131,712

Savings & Loans/Thrifts - 1.0%

New York Community Bancorp, Inc.	12,600	200,214

Semiconductor Equipment - 0.6%

Applied Materials, Inc.	10,200	105,978

Telephone-Integrated - 2.3%

AT&T, Inc.	8,450	228,404
Verizon Communications, Inc.	7,100	209,521

		437,925

Tobacco - 6.2%

Altria Group, Inc.	8,800	196,416
Imperial Tobacco Group PLC ADR	5,600	307,944
Lorillard, Inc.	2,300	174,823
Philip Morris International, Inc.	7,000	360,080
Reynolds American, Inc.	3,100	169,074

		1,208,337

Tools-Hand Held - 2.6%

Stanley Black & Decker. Inc.	9,500	509,580

Transport-Services - 0.8%

Ryder System, Inc.	4,000	153,480

Wireless Equipment - 0.8%

Nokia OYJ ADR	17,500	149,800

Total Long-Term Investment Securities
(cost $20,768,878)		18,969,179

SHORT-TERM INVESTMENT SECURITIES - 2.0%
Time Deposits - 2.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10
(cost $395,000)	$395,000	395,000

TOTAL INVESTMENTS
(cost $21,163,878)(1)	100.0%	19,364,179
Liabilities in excess of other assets	0.0	(3,592)

NET ASSETS	100.0%	$19,360,587

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipts

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$1,441,441	$—	$—	$1,441,441
Diversified Manufacturing Operations	1,249,966	—	—	1,249,966
Electric Integrated	964,747	—	—	964,747
Tobacco	1,208,337	—	—	1,208,337
Other Industries*	14,104,688	—	—	14,104,688
Short-Term Investment Securities:
Time Deposits	—	395,000	—	395,000

Total	$18,969,179	$395,000	$—	$19,364,179

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES - 7.6%
Diversified Financial Services - 7.6%

Banc of America Commercial Mtg., Inc. Series 2007-1, Class AJ 5.52% due 01/15/49(1)(2)	$2,250,000	$1,289,974
Bank One Issuance Trust Series 2003-C3, Class C3 4.77% due 02/16/16	205,000	217,573
Bear Stearns Asset Backed Securities Trust Series 2004-HE6, Class M1 0.83% due 08/25/34(3)	1,628,607	1,470,531
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.36% due 08/25/36(3)	1,394,491	1,080,085
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class AM 5.99% due 06/10/46(1)(2)	500,000	487,401
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	239,000	232,387
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 6.01% due 06/15/49(1)(2)	1,000,000	1,023,988
Lehman Brothers UBS Commercial Mtg. Trust, Series 2007-C6, Class A4 5.86% due 07/15/40(1)(2)	1,000,000	1,031,366
Merrill Lynch Mtg. Trust Series 2006-C2, Class AM 5.78% due 08/12/43(1)(2)	1,000,000	976,923
Morgan Stanley Capital I Series 2007-T27, Class AM 5.80% due 06/11/42(1)(2)	1,000,000	955,145
Morgan Stanley Capital I Series 2007-IQ15, Class AM 6.08% due 06/11/49(1)(2)	500,000	431,989
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A 6.00% due 08/12/45*(1)(2)	1,500,000	1,640,179
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	241,622	239,383

Total Asset Backed Securities
(cost $10,883,842)		11,076,924

CONVERTIBLE BONDS & NOTES - 0.0%
Telecom Services - 0.0%

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09† (4)(5)(7)(8)(9) (cost $33,000)	33,000	28,710

U.S. CORPORATE BONDS & NOTES - 19.4%
Agricultural Chemicals - 0.0%

Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	29,000	30,842

Banks-Commercial - 0.9%

Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(3)	168,000	149,899
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	517,000	563,684
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	51,546
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	185,000	187,912
US Bank NA Sub. Notes 3.78% due 04/29/20(3)	150,000	155,819
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	243,000	274,212

		1,383,072

Banks-Fiduciary - 0.3%

State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/15/37(3)	509,000	376,292

Banks-Money Center - 0.1%

Chase Capital III Ltd. Guar. Notes 1.09% due 03/01/27(3)	103,000	78,166

Banks-Super Regional - 0.8%

BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(3)	155,000	95,787
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	310,000	349,706
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(3)(10)	130,000	94,364
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17#	135,000	148,020
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	30,000	29,132
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(10)	105,000	81,900
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(3)(10)	180,000	152,550
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18#(3)(10)	165,000	170,363
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	109,000	121,747

		1,243,569

Brewery - 0.2%

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	212,000	271,523

Cable/Satellite TV - 0.7%

Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	165,000	187,875
COX Communications, Inc. Notes 7.13% due 10/01/12	120,000	133,428
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	155,000	154,490
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	150,000	155,250
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	150,000	165,375
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	199,000	226,955

		1,023,373

Chemicals-Diversified - 0.1%

Union Carbide Corp. Senior Notes 7.75% due 10/01/96#	108,000	96,795

Computer Services - 0.3%

International Business Machines Corp. Senior Notes 6.22% due 08/01/27	310,000	375,955

Computers-Periphery Equipment - 0.1%

Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	159,000	180,071

Consumer Products-Misc. - 0.2%

SC Johnson & Son, Inc. Senior Notes 4.80% due 09/01/40*	330,000	322,740

Direct Marketing - 0.1%

Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	170,000	127,075

Distribution/Wholesale - 0.1%

Ingram Micro, Inc. Senior Notes 5.25% due 09/01/17	155,000	158,432

Diversified Banking Institutions - 2.0%

Bank of America Corp. Sub. Notes 5.42% due 03/15/17	2,000	2,047
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	120,000	123,301
Citigroup, Inc. Notes 5.38% due 08/09/20	310,000	312,859
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	538,000	552,777
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	150,000	161,826
Citigroup, Inc. Sub. Notes 6.00% due 10/31/33	150,000	142,558
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	122,000	121,307
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(3)(10)	160,000	168,275
Morgan Stanley Senior Notes 5.55% due 04/27/17	403,000	422,247
Morgan Stanley Senior Notes 5.63% due 09/23/19	210,000	213,709
Nationsbank Corp. Sub. Notes 7.25% due 10/15/25	44,000	48,588
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	156,000	167,639
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	186,000	194,939
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	312,000	318,642

		2,950,714

Diversified Financial Services - 0.4%

General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	270,000	277,585
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	244,000	259,359

		536,944

Diversified Manufacturing Operations - 0.1%

General Electric Co. Senior Notes 5.25% due 12/06/17	195,000	218,752

E-Commerce/Services - 0.2%

Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	215,000	219,569

Electric-Generation - 0.3%

Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	387,000	395,189

Electric-Integrated - 1.0%

Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20#	189,000	189,945
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14#	174,000	206,194
Dominion Resources, Inc. Senior Notes 2.25% due 09/01/15	59,000	59,080
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	364,927
Georgia Power Co. Senior Notes 4.75% due 09/01/40	132,000	131,477
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	155,000	155,405
Idaho Power Co. 1st Mtg. Bonds 4.85% due 08/15/40	110,000	110,348
Southern California Edison Co. 1st Mtg. Bonds 4.50% due 09/01/40	99,000	99,081
Southern California Edison Co. 1st Mtg. Bonds Series 04-G 5.75% due 04/01/35#	75,000	87,799
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(4)(7)	175,000	0

		1,404,256

Electronic Components-Semiconductors - 0.1%

National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	124,000	132,464

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	156,000	174,769

Enterprise Software/Service - 0.1%

Oracle Corp. Senior Notes 5.38% due 07/15/40*	185,000	200,538

Finance-Commercial - 0.1%

Textron Financial Corp. Senior Notes 5.40% due 04/28/13	205,000	214,527

Finance-Consumer Loans - 0.2%

SLM Corp. Senior Notes 5.13% due 08/27/12	136,000	133,445
SLM Corp. Senior Notes 8.00% due 03/25/20	160,000	140,000

		273,445

Finance-Credit Card - 0.2%

Discover Financial Services Senior Notes 6.45% due 06/12/17	312,000	332,977

Finance-Investment Banker/Broker - 0.7%

JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77#(3)	73,000	52,340
Lehman Brothers Holdings Capital Trust VII† Ltd. Guar. Notes 0.00% due 05/31/12(3)(8)(10)(11)	78,000	8
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(8)(11)	89,000	18,690
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(8)(11)	87,000	27
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(8)(11)	112,000	35
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	377,000	399,343
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	218,000	247,713
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	287,000	302,686

		1,020,842

Finance-Other Services - 0.1%

Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	155,000	158,763

Food-Confectionery - 0.1%

WM Wrigley Jr Co. Senior Sec. Notes 3.70% due 06/30/14*	155,000	160,629

Food-Misc. - 0.3%

Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	267,000	316,728

Sara Lee Corp. Senior Notes 4.10% due 09/15/20	155,000	155,889

		472,617

Food-Retail - 0.1%

Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	146,000	178,549

Independent Power Producers - 0.0%

Calpine Corp. Escrow Notes 8.75% due 07/15/13†(4)(7)	630,000	0

Insurance-Life/Health - 0.7%

Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	139,000	146,829
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12#	187,000	198,202
Principal Life Income Funding Trusts Senior Sec. Notes 0.60% due 11/08/13#(3)	213,000	209,930
Protective Life Corp. Senior Notes 8.45% due 10/15/39	432,000	478,383

		1,033,344

Insurance-Multi-line - 0.6%

Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15#	168,000	166,975
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	171,000	179,966
MetLife, Inc. Senior Notes 6.75% due 06/01/16	125,000	148,406
Metropolitan Life Global Funding I Senior Sec. Notes 2.88% due 09/17/12*	280,000	288,117
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	69,000	83,817

		867,281

Insurance-Mutual - 0.2%

Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	150,000	157,325
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	183,000	167,751

		325,076

Medical Instruments - 0.1%

Medtronic, Inc. Senior Notes 3.00% due 03/15/15	155,000	163,755

Medical Products - 0.1%

Johnson & Johnson Senior Notes 4.50% due 09/01/40	160,000	167,576

Medical-Biomedical/Gene - 0.1%

Life Technologies Corp. Senior Notes 3.38% due 03/01/13	158,000	162,560

Medical-Drugs - 0.2%

Schering-Plough Corp Company Guar. Notes 6.00% due 09/15/17	221,000	268,710

Medical-Generic Drugs - 0.1%

Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	169,000	198,571

Medical-HMO - 0.1%

WellPoint, Inc. Senior Notes 5.80% due 08/15/40	165,000	176,273

Multimedia - 0.9%

Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/29	160,000	181,553
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	300,000	335,911
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	165,000	191,133
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	307,000	357,687
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	153,000	201,001

		1,267,285

Non-Hazardous Waste Disposal - 0.6%

Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	459,000	493,425
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21#	249,000	276,648
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	146,000	166,409

		936,482

Oil & Gas Drilling - 0.3%

Pride International, Inc. Senior Notes 6.88% due 08/15/20	236,000	247,505

Rowan Cos, Inc. Senior Notes 5.00% due 09/01/17	155,000	155,890

		403,395

Oil Companies-Exploration & Production - 0.3%

Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	53,000	45,353
Apache Corp. Senior Notes 5.10% due 09/01/40	177,000	182,526
Kerr-McGee Corp. Company Guar. Notes 6.95% due 07/01/24	129,000	130,584
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	65,000	82,888

		441,351

Oil Companies-Integrated - 0.2%

Hess Corp. Senior Notes 5.60% due 02/15/41	297,000	308,083

Oil-Field Services - 0.1%

Baker Hughes, Inc. Senior Notes 5.13% due 09/15/40	174,000	181,800

Paper & Related Products - 0.1%

Westvaco Corp. Company Guar. Notes 7.95% due 02/15/31	178,000	201,940

Pipelines - 1.2%

El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	376,000	401,405
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	140,000	156,314
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	155,000	180,267
Plains All American Pipeline LP Company Guar. Notes 4.25% due 09/01/12	97,000	101,207
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	280,000	306,012
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16	172,000	202,530
Williams Partners LP Senior Notes 7.50% due 06/15/11	415,000	434,858

		1,782,593

Publishing-Newspapers - 0.1%

Gannett Co, Inc. Notes 5.75% due 06/01/11#	77,000	77,770

Real Estate Investment Trusts - 0.2%

Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	145,000	146,882
Federal Realty Investors Trust Senior Notes 5.90% due 04/01/20	73,000	81,338

		228,220

Retail-Drug Store - 0.4%

CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	380,000	437,639
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	118,884	140,163

		577,802

Retail-Regional Department Stores - 0.1%

JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	118,000	113,870

Savings & Loans/Thrifts - 0.1%

Amsouth Bank NA Sub. Notes 4.85% due 04/01/13#	135,000	134,842

Special Purpose Entities - 0.6%

Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	249,000	268,920
Goldman Sachs Capital III Company Guar. Notes 1.31% due 09/29/49(3)(10)	204,000	138,720
OMX Timber Finance Investments I LLC Sec. Notes 5.42% due 01/29/20*	224,000	229,880
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	112,679
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	68,000	73,601

		823,800

Telecom Equipment-Fiber Optics - 0.1%

Corning, Inc. Senior Notes 5.75% due 08/15/40	162,000	173,640

Telecom Services - 0.5%

Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	278,437

Qwest Corp. Senior Notes 8.88% due 03/15/12	478,000	525,800

		804,237

Telephone-Integrated - 0.1%

Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	100,000	106,485

Television - 0.2%

Viacom, Inc. Company Guar. Notes 4.63% due 05/15/18	243,000	254,902

Tools-Hand Held - 0.1%

Stanley Black & Decker, Inc. Company Guar. Notes 5.20% due 09/01/40	116,000	115,913

Transport-Equipment & Leasing - 0.2%

GATX Corp. Senior Notes 4.75% due 10/01/12	199,000	209,381
GATX Corp. Senior Notes 4.75% due 05/15/15	135,000	144,036

		353,417

Transport-Rail - 0.2%

Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	120,133
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	150,000	174,895

		295,028

Transport-Services - 0.1%

Ryder System, Inc. Notes 3.60% due 03/01/16	125,000	126,431

Wireless Equipment - 0.5%

Motorola, Inc. Senior Notes 5.38% due 11/15/12	329,000	347,770
Motorola, Inc. Senior Notes 6.50% due 09/01/25#	336,000	371,864

		719,634

Total U.S. CORPORATE BONDS & NOTES
(cost $27,490,871)		28,505,515

FOREIGN CORPORATE BONDS & NOTES - 4.1%
Banks-Commercial - 1.2%

ANZ National International, Ltd. Bank Guar. Notes 2.38% due 12/21/12*	112,000	113,498
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	155,000	172,942
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(10)	231,000	202,125
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	150,000	161,453
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(10)	137,000	120,560
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	150,000	160,847
Groupe BPCE Notes 3.35% due 12/30/10(3)(10)	196,000	123,646
Nordea Bank AB Jr. Sub. Bonds 8.38% due 03/25/15(3)(10)	120,000	129,180
Sumitomo Mitsui Banking Corp. Senior Notes 3.15% due 07/22/15*	160,000	166,317
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 03/31/11(3)(10)	580,000	348,000

		1,698,568

Diversified Banking Institutions - 0.1%

Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(10)	83,000	70,550
Natixis Sub. Notes 0.78% due 01/15/19(3)	100,000	89,109

		159,659

Diversified Manufacturing Operations - 0.1%

Tyco International Finance Company Guar. Notes 3.38% due 10/15/15	180,000	189,100

Diversified Minerals - 0.3%

BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	321,000	386,703

Electric-Integrated - 0.0%

TransAlta Corp. Senior Notes 4.75% due 01/15/15	59,000	63,467

Insurance-Multi-line - 0.3%

Aegon NV Sub. Notes 3.23% due 07/15/14(3)(10)	154,000	93,378
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	156,000	165,699

XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	101,000	108,999

		368,076

Insurance-Reinsurance - 0.1%

Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	145,000	141,882

Metal-Diversified - 0.1%

Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12#	189,000	204,519

Oil Companies-Exploration & Production - 0.1%

EnCana Corp. Bonds 6.50% due 08/15/34	50,000	57,230
Nexen, Inc. Senior Notes 5.88% due 03/10/35	155,000	161,597

		218,827

Oil Companies-Integrated - 0.6%

BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15#	295,000	292,219
Norsk Hydro A/S Company Guar. Notes 7.15% due 11/15/25	418,000	540,854

		833,073

Pipelines - 0.2%

TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	259,000	236,400

Special Purpose Entities - 0.4%

AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	196,000	207,085
SMFG Preferred Capital, Ltd. Jr. Sub. Notes 6.08% due 01/25/17*(3)(10)	453,000	434,192

		641,277

SupraNational Banks - 0.1%

Asian Development Bank Senior Bonds 5.82% due 06/16/28	125,000	150,800

Telephone-Integrated - 0.5%

Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	329,000	350,191
Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13(3)	145,000	140,967
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	152,000	167,939

		659,097

Total Foreign Corporate Bonds & Notes
(cost $5,726,576)		5,951,448

MUNICIPAL BONDS & NOTES - 0.1%
Municipal Bonds - 0.1%

Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30 (cost $75,000)	75,000	82,492

U.S. GOVERNMENT AGENCIES - 39.0%
Federal Home Loan Bank - 0.7%

3.63% due 08/15/11	750,000	773,522
5.50% due 07/15/36	250,000	310,555

		1,084,077

Federal Home Loan Mtg. Corp. - 15.4%

4.50% due 01/01/39	431,821	453,772
4.50% due 06/01/40	2,493,289	2,618,473
5.00% due 10/01/33	16,234	17,397
5.00% due 07/01/35	256,840	273,869
5.00% due 05/01/36	1,773,884	1,887,062
5.00% due 11/01/36	140,465	149,427
5.00% due 03/01/38	567,924	603,506
5.00% due 06/01/39	1,576,367	1,674,972
5.25% due 07/18/11	4,000,000	4,174,504
5.50% due 11/01/18	258,151	278,652
5.50% due 10/01/33	16,465	17,776
5.50% due 02/01/35	796,384	855,321
5.50% due 07/01/36	1,249,747	1,338,330
5.50% due 07/01/37	223,215	238,501
5.50% due 09/01/37	58,499	62,505
5.50% due 10/01/37	63,727	68,091
5.50% due 01/01/38	733,332	785,311
5.50% due 07/01/38	246,534	263,416
6.00% due 10/01/33	433,239	474,721
6.00% due 07/01/36	646,044	696,595
6.00% due 11/01/37	339,159	365,168
6.50% due 02/01/35	27,526	30,329
6.50% due 01/01/36	80,812	88,083
6.50% due 03/01/36	203,909	222,254
6.75% due 09/15/29#	500,000	704,437
6.75% due 03/15/31	250,000	353,599
7.00% due 11/01/16	28,596	30,804
7.00% due 07/01/32	19,824	22,389
7.50% due 04/01/31	78,616	89,687
8.00% due 01/01/29	7,390	8,519
8.00% due 12/01/29	5,434	6,253
8.00% due 12/01/30	33,277	38,308
8.00% due 01/01/31	231	266
Federal Home Loan Mtg. Corp., REMIC
Series 3102, Class PG
5.00% due 11/15/28	1,145,000	1,187,160
Series 3317, Class PD

5.00% due 09/15/31	1,475,000	1,554,190
Series 3349, Class HB
5.50% due 06/15/31	887,000	940,755

		22,574,402

Federal National Mtg. Assoc. - 21.3%

2.13% due 01/25/13	243,000	244,530
4.00% due September TBA	2,500,000	2,588,673
4.38% due 07/17/13	2,000,000	2,196,946
4.50% due 11/01/22	1,423,478	1,518,987
4.50% due 01/01/39	493,757	519,474
4.50% due 04/01/40	1,269,602	1,334,934
4.50% due 05/01/40	4,384,705	4,610,334
5.00% due 03/15/16	1,140,000	1,328,763
5.00% due 05/11/17#	500,000	588,585
5.00% due 10/01/33	41,661	44,665
5.00% due 03/01/34	435,494	466,341
5.00% due 01/01/37	274,277	291,691
5.00% due 05/01/39	2,746,139	2,920,336
5.00% due 07/01/39	5,404,994	5,747,311
5.50% due 11/01/22	207,236	223,234
5.50% due 04/01/33	607,650	656,892
5.50% due 12/01/33	434,286	469,343
5.50% due 05/01/34	298,901	323,029
5.50% due 12/01/35	620,638	667,829
5.50% due 07/01/39	906,425	970,248
6.00% due 03/01/16	909	982
6.00% due 12/01/16	33,921	36,651
6.00% due 11/01/17	95,320	103,169
6.00% due 12/01/20	272,378	294,299
6.00% due 12/01/33	354,351	389,166
6.00% due 10/01/36	93,118	100,579
6.00% due 05/01/38	1,240,722	1,337,031
6.50% due 03/01/17	56,618	61,562
6.50% due 08/01/31	32,598	36,187
6.50% due 07/01/32	226,796	251,771
6.50% due 07/01/36	178,567	194,967
6.50% due 10/01/37	472,400	514,901
7.00% due 09/01/31	150,084	170,127
7.50% due 08/01/15	461	502

		31,204,039

Government National Mtg. Assoc. - 1.6%

5.00% due 04/15/40	1,980,121	2,131,639
6.00% due 03/15/29	23,645	26,030
6.00% due 04/15/29	15,594	17,166
6.50% due 07/15/32	63,039	70,288
6.50% due 09/15/32	118,245	131,841

		2,376,964

Total U.S. Government Agencies
(cost $55,015,052)		57,239,482

U.S. GOVERNMENT TREASURIES - 25.6%
United States Treasury Bonds - 4.5%

3.50% due 02/15/39	238,000	236,661
4.25% due 05/15/39#	267,000	301,585
4.38% due 02/15/38	983,000	1,137,516
4.38% due 11/15/39	1,234,000	1,421,800
4.38% due 05/15/40	409,000	471,884
4.50% due 05/15/38#	120,000	141,675
4.50% due 08/15/39	972,000	1,143,012
4.63% due 02/15/40	187,000	224,342
4.75% due 02/15/37	587,000	720,542
5.00% due 05/15/37#	159,000	202,700
5.25% due 11/15/28	369,000	474,107
8.13% due 08/15/19	92,000	135,269

		6,611,093

United States Treasury Notes - 21.1%

1.00% due 07/15/13#	5,990,000	6,041,933
1.50% due 10/31/10	1,760,000	1,763,712
1.50% due 12/31/13	475,000	485,836
1.75% due 07/31/15	155,000	158,246
1.88% due 06/30/15#	3,090,000	3,174,975
2.00% due 11/30/13 TIPS	870,000	903,984
2.00% due 01/15/14	547,367	583,502
2.38% due 09/30/14	76,000	79,960
2.38% due 02/28/15	112,000	117,775
2.75% due 02/15/19	860,000	893,795
3.13% due 05/15/19	11,000	11,718
3.38% due 07/31/13	393,000	423,949
3.38% due 11/15/19	623,000	672,889
3.50% due 05/15/20#	310,000	337,779
3.63% due 08/15/19#	52,000	57,342
3.63% due 02/15/20#	1,586,000	1,745,467
3.75% due 11/15/18#	1,355,000	1,517,177
3.88% due 09/15/10	1,000,000	1,001,328
3.88% due 05/15/18#	5,459,000	6,171,656
4.00% due 08/15/18	1,403,000	1,598,434
4.25% due 08/15/15#	813,000	927,010
4.50% due 02/28/11#	2,250,000	2,297,725

		30,966,192

Total U.S. Government Treasuries
(cost $35,665,620)		37,577,285

COMMON STOCK - 0.0%
Banks-Commercial - 0.0%

Lloyds Banking Group PLC†	49,459	52,710

Independent Power Producers - 0.0%

Mirant Corp.†#	217	2,105

Total Common Stock
(cost $30,299)		54,815

PREFERRED STOCK - 0.2%
Banks-Super Regional - 0.2%

US Bancorp 7.19%#(3)
(cost $249,880)	367	284,655

Total Long-Term Investment Securities
(cost $135,170,140)		140,801,326

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Collective Investment Pool - 4.0%

Securities Lending Quality Trust(12)(13)
(cost $5,879,801)	5,879,801	5,863,623

REPURCHASE AGREEMENT - 5.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/2010, to be repurchased 09/01/10 in the amount of $7,348,002 and collateralized by $7,940,000 of United State Treasury Notes, bearing interest at 3.13%, due 04/30/17 and having an approximate value of $7,570,152

(cost $7,348,000)	$7,348,000	7,348,000

TOTAL INVESTMENTS
(cost $148,397,941)(14)	105.0%	154,012,949
Liabilities in excess of other assets	(5.0)	(7,383,357)

NET ASSETS	100.0%	$146,629,592

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $6,971,554 representing 4.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security - the rate reflected is as of August 31, 2010, maturity date reflects the stated maturity date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Capital Conservation Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/05	$30,000	$30,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		33,000	33,000	$28,710	$87.00	0.02%

(6)	Income may be received in cash or additional shares at the discretion of the issuer.
(7)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $28,710 representing 0% of net assets.
(8)	Company has filed for Chapter 11 bankruptcy protection.
(9)	Bond is in default and did not pay principal at maturity.
(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Bond in default
(12)	The security is purchased with the cash collateral received from securities loaned.
(13)	At August 31, 2010, the Fund had loaned securities with a total value of $6,043,822. This was secured by collateral of $5,879,801, which was received in cash and subsequently invested in short-term investments currently valued at $5,863,623 as reported in the Portfolio of Investments. The remaining collateral of $251,079 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bonds/Notes	3.63% to 4.50%	11/15/18 to 05/15/38

(14)	See Note 5 for cost of investments on a tax basis.
REMIC -	Real Estate Mortgage Investment Conduit
TIPS -	Treasury Inlation Protected Securities
TBA -	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$11,076,924	$—	$11,076,924
Convertible Bonds & Notes	—	—	28,710	28,710
U.S. Corporate Bonds & Notes	—	28,275,635	229,880	28,505,515
Foreign Corporate Bonds & Notes	—	5,951,448	—	5,951,448
Municipal Bonds & Notes	—	82,492	—	82,492
U.S. Government Agencies	—	57,239,482	—	57,239,482
U.S. Government Treasuries	—	37,577,285	—	37,577,285
Common Stock	54,815	—	—	54,815
Preferred Stock	—	284,655	—	284,655
Short-Term Investment Securities:
Collective Investment Pool	—	5,863,623	—	5,863,623
Repurchase Agreement	—	7,348,000	—	7,348,000

Total	$54,815	$153,699,544	$258,590	$154,012,949

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
Balance as of 5/31/2010	$26,400	$0
Accrued discounts/premiums	—	(45)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	2,310	374
Net purchases (sales)	—	229,551
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2010	$28,710	$229,880

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2010 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes
$2,310	$374

See Notes to Portfolio of Investments

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 99.9%
Aerospace/Defense - 1.8%

Northrop Grumman Corp.	16,760	$907,051
Raytheon Co.	60,020	2,636,079

		3,543,130

Agricultural Operations - 0.0%

Archer-Daniels-Midland Co.	2,300	70,794

Airlines - 0.2%

UAL Corp.†	15,000	317,850

Applications Software - 2.6%

Microsoft Corp.	216,750	5,089,290

Auto-Cars/Light Trucks - 0.9%

Ford Motor Co.†#	157,000	1,772,530

Banks-Commercial - 1.3%

East West Bancorp, Inc.#	85,000	1,242,700
Regions Financial Corp.	214,000	1,376,020

		2,618,720

Banks-Fiduciary - 0.4%

The Bank of New York Mellon Corp.	36,111	876,414

Banks-Super Regional - 2.0%

Capital One Financial Corp.	41,000	1,552,260
Fifth Third Bancorp	130,000	1,436,500
US Bancorp	17,320	360,256
Wells Fargo & Co.	30,390	715,684

		4,064,700

Beverages-Non-alcoholic - 0.7%

Dr Pepper Snapple Group, Inc.	39,000	1,435,980

Cable/Satellite TV - 2.1%

Comcast Corp., Class A	114,000	1,951,680
Comcast Corp., Special Class A	55,460	891,242
DIRECTV, Class A†	29,000	1,099,680
DISH Network Corp., Class A	12,000	215,400

		4,158,002

Cellular Telecom - 1.9%

NII Holdings, Inc.†	38,000	1,377,500
Sprint Nextel Corp.†#	572,700	2,336,616

		3,714,116

Chemicals-Diversified - 0.6%

E.I. du Pont de Nemours & Co.	28,600	1,166,022

Chemicals-Specialty - 0.7%

Albemarle Corp.	33,000	1,322,970

Coal - 0.5%

Peabody Energy Corp.	22,920	980,976

Coatings/Paint - 0.7%

Valspar Corp.	45,000	1,355,400

Commercial Services-Finance - 0.3%

The Western Union Co.	34,050	533,904

Computer Services - 1.4%

International Business Machines Corp.	23,050	2,840,451

Computers - 2.0%

Apple, Inc.†	6,000	1,460,220
Dell, Inc.†	134,000	1,577,180
Hewlett-Packard Co.	22,340	859,643

		3,897,043

Computers-Memory Devices - 2.1%

SanDisk Corp.†	42,000	1,396,080
Seagate Technology†	132,000	1,337,160
Western Digital Corp.†	59,000	1,424,850

		4,158,090

Consumer Products-Misc. - 0.9%

Kimberly-Clark Corp.	27,850	1,793,540

Containers-Metal/Glass - 0.5%

Crown Holdings, Inc.†	36,000	1,002,960

Containers-Paper/Plastic - 0.5%

Temple-Inland, Inc.	65,000	1,035,450

Cosmetics & Toiletries - 1.1%

The Estee Lauder Cos., Inc., Class A	24,000	1,345,680
The Procter & Gamble Co.	14,000	835,380

		2,181,060

Distribution/Wholesale - 0.6%

WESCO International, Inc.†#	35,000	1,129,800

Diversified Banking Institutions - 4.6%

Bank of America Corp.	137,590	1,712,995
Citigroup, Inc.†#	954,090	3,549,215
JPMorgan Chase & Co.	75,680	2,751,725
Morgan Stanley	49,410	1,219,933

		9,233,868

Diversified Manufacturing Operations - 4.5%

General Electric Co.	327,640	4,744,227
Honeywell International, Inc.	71,720	2,803,535
Illinois Tool Works, Inc.	1,600	66,016
Tyco International, Ltd.	38,710	1,443,109

		9,056,887

E-Commerce/Services - 0.7%

Expedia, Inc.	60,000	1,371,600

Electric-Integrated - 1.8%

Constellation Energy Group, Inc.	2,000	58,660
Dominion Resources, Inc.#	25,020	1,069,855
NV Energy, Inc.	110,000	1,408,000
Southern Co.	28,670	1,051,902

		3,588,417

Electronic Components-Semiconductors - 5.5%

Advanced Micro Devices, Inc.†	219,000	1,230,780
Altera Corp.	59,000	1,455,530
Intel Corp.	200,110	3,545,949
LSI Corp.†	431,090	1,732,982
Microchip Technology, Inc.#	49,000	1,356,810
Micron Technology, Inc.†#	163,000	1,053,795
Xilinx, Inc.#	22,000	531,300

		10,907,146

Engineering/R&D Services - 2.0%

Fluor Corp.#	25,680	1,146,869
Jacobs Engineering Group, Inc.†	5,900	204,612
KBR, Inc.	52,000	1,206,400
The Shaw Group, Inc.†	41,000	1,328,400
URS Corp.†	4,000	142,680

		4,028,961

Enterprise Software/Service - 0.6%

CA, Inc.	72,000	1,296,720

Finance-Credit Card - 0.3%

Discover Financial Services	37,000	536,870

Food-Misc. - 3.0%

General Mills, Inc.	15,910	575,306
Kraft Foods, Inc., Class A	65,196	1,952,620
Sara Lee Corp.	90,000	1,299,600
Unilever NV	77,840	2,085,333

		5,912,859

Food-Retail - 1.0%

Safeway, Inc.#	69,000	1,297,200
The Kroger Co.	36,560	721,329

		2,018,529

Gas-Distribution - 0.7%

CenterPoint Energy, Inc.	4,000	59,160
NiSource, Inc.	80,000	1,387,200

		1,446,360

Independent Power Producers - 0.3%

NRG Energy, Inc.†#	28,000	568,960

Insurance-Life/Health - 1.3%

Lincoln National Corp.	11,000	256,960
Prudential Financial, Inc.	46,560	2,354,539

		2,611,499

Insurance-Multi-line - 1.3%

ACE, Ltd.	20,990	1,122,335
Genworth Financial, Inc., Class A†	16,000	173,280
Hartford Financial Services Group, Inc.	10,350	208,656
MetLife, Inc.	26,890	1,011,064

		2,515,335

Insurance-Property/Casualty - 1.0%

The Travelers Cos., Inc.	39,820	1,950,384

Insurance-Reinsurance - 0.2%

Berkshire Hathaway, Inc., Class B†	5,000	393,900

Internet Security - 0.4%

Symantec Corp.†	66,000	899,580

Machinery-Farming - 0.4%

Deere & Co.#	11,590	733,299

Medical Products - 1.2%

Baxter International, Inc.	6,300	268,128
Johnson & Johnson	38,950	2,220,929

		2,489,057

Medical-Biomedical/Gene - 1.1%

Amgen, Inc.†	43,000	2,194,720

Medical-Drugs - 3.4%

Bristol-Myers Squibb Co.	81,370	2,122,130
Eli Lilly & Co.	60,630	2,034,743
Merck & Co., Inc.	38,234	1,344,307
Pfizer, Inc.	78,512	1,250,696

		6,751,876

Medical-HMO - 3.6%

Aetna, Inc.	57,000	1,523,040
Health Net, Inc.†	53,000	1,265,640
UnitedHealth Group, Inc.	90,450	2,869,074
WellPoint, Inc.†	31,000	1,540,080

		7,197,834

Medical-Hospitals - 1.0%

Health Management Associates, Inc., Class A†	162,000	1,012,500
Tenet Healthcare Corp.†#	262,000	1,027,040

		2,039,540

Medical-Outpatient/Home Medical - 0.1%

Lincare Holdings, Inc.	10,000	230,200

Medical-Wholesale Drug Distribution - 1.4%

AmerisourceBergen Corp.	52,000	1,418,560
McKesson Corp.	25,000	1,451,250

		2,869,810

Metal-Aluminum - 0.6%

Alcoa, Inc.#	109,250	1,115,443

Motorcycle/Motor Scooter - 0.7%

Harley-Davidson, Inc.	56,000	1,361,920

Multimedia - 2.8%

News Corp., Class A	136,000	1,709,520
The Walt Disney Co.	27,820	906,654
Time Warner, Inc.	38,216	1,145,716
Viacom, Inc., Class B	57,560	1,808,535

		5,570,425

Networking Products - 0.1%

Cisco Systems, Inc.†	11,000	220,550

Office Automation & Equipment - 0.4%

Xerox Corp.	91,050	768,462

Office Supplies & Forms - 0.4%

Avery Dennison Corp.	27,000	878,040

Oil & Gas Drilling - 2.0%

Nabors Industries, Ltd.†	74,000	1,160,320
Noble Corp.#	45,190	1,406,313
Rowan Cos., Inc.†	54,000	1,388,340

		3,954,973

Oil Companies-Exploration & Production - 0.9%

Devon Energy Corp.	16,700	1,006,676
Occidental Petroleum Corp.	2,900	211,932
Whiting Petroleum Corp.†	7,000	593,880

		1,812,488

Oil Companies-Integrated - 5.1%

Chevron Corp.	26,730	1,982,297
Exxon Mobil Corp.	84,600	5,004,936
Hess Corp.	19,800	994,950
Marathon Oil Corp.	72,300	2,204,427

		10,186,610

Oil Field Machinery & Equipment - 0.8%

National Oilwell Varco, Inc.	40,000	1,503,600

Oil-Field Services - 0.8%

Halliburton Co.	59,710	1,684,419

Paper & Related Products - 0.7%

International Paper Co.	71,000	1,452,660

Pipelines - 0.7%

The Williams Cos., Inc.	77,000	1,396,010

Publishing-Newspapers - 0.2%

Gannett Co., Inc.#	27,000	326,430

Retail-Apparel/Shoe - 2.3%

Aeropostale, Inc.†#	21,000	447,300
Limited Brands, Inc.	59,000	1,392,400
Ross Stores, Inc.#	28,000	1,389,640
The Gap, Inc.	83,000	1,401,870

		4,631,210

Retail-Auto Parts - 0.7%

Advance Auto Parts, Inc.	25,000	1,361,750

Retail-Computer Equipment - 0.6%

GameStop Corp., Class A†#	70,000	1,255,100

Retail-Discount - 1.5%

Dollar Tree, Inc.†#	31,000	1,405,230
Target Corp.	31,000	1,585,960

		2,991,190

Retail-Jewelry - 0.2%

Signet Jewelers, Ltd.†	16,000	423,040

Retail-Major Department Stores - 1.9%

J.C. Penney Co., Inc.	55,000	1,100,000
Nordstrom, Inc.	41,000	1,185,720
TJX Cos., Inc.	38,000	1,508,220

		3,793,940

Retail-Regional Department Stores - 0.7%

Macy’s, Inc.	70,000	1,360,800

Retail-Restaurants - 0.6%

Brinker International, Inc.	71,000	1,118,250

Schools - 0.2%

ITT Educational Services, Inc.†	7,000	372,820

Semiconductor Components-Integrated Circuits - 0.7%

Marvell Technology Group, Ltd.†	86,000	1,370,840

Semiconductor Equipment - 0.4%

Applied Materials, Inc.	9,000	93,510
Lam Research Corp.†	19,100	689,701

		783,211

Steel Pipe & Tube - 0.4%

Valmont Industries, Inc.#	11,000	737,330

Steel-Producers - 0.7%

Nucor Corp.	20,050	737,439
United States Steel Corp.#	15,460	657,205

		1,394,644

Telecom Equipment-Fiber Optics - 0.8%

Corning, Inc.	104,000	1,630,720

Telecom Services - 0.2%

Amdocs, Ltd.†	16,000	419,680

Telecommunication Equipment - 0.7%

Tellabs, Inc.#	195,000	1,384,500

Telephone-Integrated - 2.8%

AT&T, Inc.	48,530	1,311,766
Frontier Communications Corp.	20,643	159,570
Qwest Communications International, Inc.#	557,180	3,148,067
Telephone and Data Systems, Inc.#	8,000	231,120
Verizon Communications, Inc.	28,170	831,297

		5,681,820

Television - 0.1%

CBS Corp., Class B	18,000	248,760

Web Portals/ISP - 0.2%

Google, Inc., Class A†	1,000	450,020

Wireless Equipment - 0.8%

Motorola, Inc.†	210,000	1,581,300

Total Long-Term Investment Securities
(cost $208,372,332)		199,126,358

SHORT-TERM INVESTMENT SECURITIES - 12.0%
Collective Investment Pool - 12.0%

Securities Lending Quality Trust(1)
(cost $23,969,794)	23,969,794	23,903,842

TOTAL INVESTMENTS
(cost $232,342,126)(2)	111.9%	223,030,200
Liabilities in excess of other assets	(11.9)	(23,773,603)

NET ASSETS	100.0%	$199,256,597

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Electronic Componets-Semiconductors	$10,907,146	$—	$—	$10,907,146
Oil Companies-Integrated	10,186,610	—	—	10,186,610
Other Industries*	178,032,602	—	—	178,032,602
Short-Term Investment Securities:
Collective Investment Pool	—	23,903,842	—	23,903,842

Total	$199,126,358	$23,903,842	$—	$223,030,200

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.7%
Aerospace/Defense - 7.1%

General Dynamics Corp.	15,600	$871,572
Lockheed Martin Corp.	20,682	1,437,813
Northrop Grumman Corp.	45,567	2,466,086
Raytheon Co.	59,901	2,630,852
Rockwell Collins, Inc.	4,200	226,506
The Boeing Co.	30,384	1,857,374

		9,490,203

Aerospace/Defense-Equipment - 1.1%

United Technologies Corp.	21,800	1,421,578

Apparel Manufacturers - 0.6%

VF Corp.	11,600	819,192

Applications Software - 0.5%

Microsoft Corp.	26,100	612,828

Banks-Commercial - 2.2%

Bank of Nova Scotia	21,400	1,028,508
National Bank of Canada	17,400	1,004,822
Royal Bank of Canada	7,400	353,918
Toronto-Dominion Bank	8,800	595,414

		2,982,662

Banks-Fiduciary - 0.2%

The Bank of New York Mellon Corp.	9,900	240,273

Banks-Super Regional - 1.7%

US Bancorp	36,200	752,960
Wells Fargo & Co.	63,500	1,495,425

		2,248,385

Beverages-Non-alcoholic - 0.9%

The Coca-Cola Co.	20,400	1,140,768

Beverages-Wine/Spirits - 0.6%

Diageo PLC	49,135	798,019

Cable/Satellite TV - 0.4%

Comcast Corp., Special Class A	32,200	517,454

Cellular Telecom - 0.5%

Rogers Communications, Inc., Class B	5,000	173,536
Vodafone Group PLC ADR	18,300	442,494

		616,030

Chemicals-Diversified - 4.0%

E.I. du Pont de Nemours & Co.	81,070	3,305,224
Huntsman Corp.	163,883	1,492,974
Olin Corp.	21,000	376,110
The Dow Chemical Co.	8,500	207,145

		5,381,453

Coal - 0.2%

Consol Energy, Inc.	4,800	154,560
Peabody Energy Corp.	4,100	175,480

		330,040

Commercial Services-Finance - 0.8%

H&R Block, Inc.	80,204	1,030,621

Computer Services - 1.1%

International Business Machines Corp.	11,400	1,404,822

Computers - 0.6%

Hewlett-Packard Co.	21,500	827,320

Consumer Products-Misc. - 1.4%

Clorox Co.	14,600	946,372
Kimberly-Clark Corp.	13,300	856,520

		1,802,892

Containers-Paper/Plastic - 0.3%

Packaging Corp. of America	9,800	218,442
Temple-Inland, Inc.	13,800	219,834

		438,276

Cosmetics & Toiletries - 1.3%

Avon Products, Inc.	14,000	407,400
The Procter & Gamble Co.	22,600	1,348,542

		1,755,942

Diversified Banking Institutions - 2.5%

Bank of America Corp.	78,800	981,060
JPMorgan Chase & Co.	63,100	2,294,316

		3,275,376

Diversified Manufacturing Operations - 1.9%

3M Co.	12,100	950,455
General Electric Co.	88,000	1,274,240
Honeywell International, Inc.	8,800	343,992

		2,568,687

Diversified Minerals - 1.5%

BHP Billiton, Ltd.	61,018	2,011,361

Electric-Integrated - 4.4%

American Electric Power Co., Inc.	13,500	478,035
Consolidated Edison, Inc.	4,400	209,132
Dominion Resources, Inc.	19,400	829,544
Duke Energy Corp.	21,100	362,709
Entergy Corp.	7,400	583,416
Exelon Corp.	6,700	272,824
FirstEnergy Corp.	4,900	178,997
NextEra Energy, Inc.	13,600	730,728
Northeast Utilities	6,100	176,717
PG&E Corp.	5,100	238,476
PPL Corp.	10,900	296,044
Public Service Enterprise Group, Inc.	20,500	655,180
Southern Co.	16,300	598,047
Wisconsin Energy Corp.	4,000	222,960

		5,832,809

Electric-Transmission - 0.1%

ITC Holdings Corp.	3,200	185,472

Electronic Components-Semiconductors - 0.5%

Intel Corp.	41,500	735,380

Food-Misc. - 5.0%

General Mills, Inc.	24,800	896,768
H.J. Heinz Co.	50,756	2,346,957
Kraft Foods, Inc., Class A	77,449	2,319,598
Unilever NV	43,000	1,151,970

		6,715,293

Food-Wholesale/Distribution - 1.1%

Sysco Corp.	55,107	1,514,891

Forestry - 0.1%

Weyerhaeuser Co.	8,500	133,450

Funeral Services & Related Items - 1.2%

Hillenbrand, Inc.	84,230	1,602,897

Gas-Distribution - 0.3%

AGL Resources, Inc.	2,800	102,760

Sempra Energy	6,500	330,980

		433,740

Gold Mining - 0.5%

Barrick Gold Corp.	13,000	608,946

Industrial Automated/Robotic - 0.2%

Rockwell Automation, Inc.	4,800	245,472

Industrial Gases - 0.7%

Air Products & Chemicals, Inc.	4,000	296,120
Praxair, Inc.	8,000	688,240

		984,360

Insurance-Life/Health - 0.4%

Prudential Financial, Inc.	11,200	566,384

Insurance-Property/Casualty - 1.7%

Chubb Corp.	18,000	992,160
The Travelers Cos., Inc.	27,100	1,327,358

		2,319,518

Machinery-Construction & Mining - 1.2%

Caterpillar, Inc.	24,000	1,563,840

Machinery-Farming - 1.3%

Deere & Co.	27,400	1,733,598

Medical Products - 1.7%

Johnson & Johnson	38,886	2,217,280

Medical-Drugs - 6.1%

Abbott Laboratories	15,900	784,506
Bristol-Myers Squibb Co.	89,798	2,341,932
Eli Lilly & Co.	42,954	1,441,536
Merck & Co., Inc.	31,700	1,114,572
Pfizer, Inc.	149,395	2,379,863

		8,062,409

Metal-Copper - 0.3%

Southern Copper Corp.	12,400	374,976

Metal-Diversified - 0.5%

Rio Tinto, Ltd.	10,948	682,707

Multimedia - 2.4%

Meredith Corp.	58,206	1,703,108
The McGraw-Hill Cos., Inc.	53,513	1,479,634

		3,182,742

Non-Ferrous Metals - 0.2%

Cameco Corp.	9,700	236,690

Oil Companies-Exploration & Production - 1.0%

EQT Corp.	14,400	469,440
Occidental Petroleum Corp.	11,000	803,880

		1,273,320

Oil Companies-Integrated - 6.8%

Chevron Corp.	52,440	3,888,950
ConocoPhillips	15,600	817,908
Exxon Mobil Corp.	30,700	1,816,212
Marathon Oil Corp.	23,700	722,613
Murphy Oil Corp.	2,100	112,476
Total SA ADR	35,300	1,646,745

		9,004,904

Oil-Field Services - 0.8%

Halliburton Co.	27,800	784,238
Schlumberger, Ltd.	5,600	298,648

		1,082,886

Paper & Related Products - 0.3%

MeadWestvaco Corp.	16,600	361,216

Pipelines - 1.0%

Enbridge, Inc.	18,700	930,309
Spectra Energy Corp.	17,000	345,780

		1,276,089

Power Converter/Supply Equipment - 1.1%

Hubbell, Inc., Class B	33,346	1,499,903

Retail-Apparel/Shoe - 0.2%

Limited Brands, Inc.	12,200	287,920

Retail-Bookstores - 0.8%

Barnes & Noble, Inc.	66,223	1,002,616

Retail-Building Products - 1.7%

Home Depot, Inc.	79,256	2,204,109

Retail-Discount - 0.7%

Wal-Mart Stores, Inc.	17,800	892,492

Retail-Restaurants - 2.5%

McDonald’s Corp.	44,996	3,287,408

Steel-Producers - 0.5%

BlueScope Steel, Ltd.	140,369	267,257
Nucor Corp.	10,900	400,902

		668,159

Telecom Services - 0.2%

BCE, Inc.	9,700	303,028

Telephone-Integrated - 7.9%

AT&T, Inc.	112,695	3,046,146
CenturyLink, Inc.	55,150	1,994,224
Frontier Communications Corp.	6,817	52,696
Qwest Communications International, Inc.	192,800	1,089,320
Verizon Communications, Inc.	80,175	2,365,964
Windstream Corp.	171,978	1,983,766

		10,532,116

Tobacco - 6.4%

Altria Group, Inc.	94,415	2,107,343
Lorillard, Inc.	23,455	1,782,815
Philip Morris International, Inc.	58,707	3,019,888
Reynolds American, Inc.	30,360	1,655,834

		8,565,880

Toys - 0.2%

Mattel, Inc.	13,500	283,365

Transport-Rail - 0.8%

Canadian National Railway Co.	16,500	1,006,830

Transport-Services - 0.5%

United Parcel Service, Inc., Class B	10,400	663,520

Vitamins & Nutrition Products - 0.6%

Mead Johnson Nutrition Co.	14,700	767,193

Water - 0.4%

American Water Works Co., Inc.	22,200	501,276

Total Long-Term Investment Securities
(cost $127,525,342)		127,111,266

SHORT-TERM INVESTMENT SECURITIES - 4.0%
Time Deposits - 4.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10
(cost $5,312,000)	$5,312,000	5,312,000

REPURCHASE AGREEMENT - 0.2%
State Street Bank & Trust Co., Joint Repurchase Agreement
(cost $263,000)(1)	263,000	263,000

TOTAL INVESTMENTS
(cost $133,100,342)(2)	99.9%	132,686,266
Other assets less liabilities	0.1	173,980

NET ASSETS	100.0%	$132,860,246

†	Non-income producing security
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$9,490,203	$—	$—	$9,490,203
Food-Misc	6,715,293	—	—	6,715,293
Medical Drugs	8,062,409	—	—	8,062,409
Oil Companies-Integrated	9,004,904	—	—	9,004,904
Telephone-Integrated	10,532,116	—	—	10,532,116
Tobacco	8,565,880	—	—	8,565,880
Other Industries*	74,740,461	—	—	74,740,461
Short-Term Investment Securities:
Time Deposits	—	5,312,000	—	5,312,000
Repurchase Agreement	—	263,000	—	263,000

Total	$127,111,266	$5,575,000	$—	$132,686,266

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares / Principal Amount	Value (Note 1)
COMMON STOCK - 93.8%
Australia - 1.6%

Brambles, Ltd.	2,286,184	$11,919,349
Downer EDI, Ltd.#	620,254	2,196,324

		14,115,673

Austria - 0.9%

Telekom Austria AG	601,270	7,688,173

Bermuda - 1.6%

Invesco, Ltd.	155,154	2,808,287
PartnerRe, Ltd.#	71,130	5,295,629
Yue Yuen Industrial Holdings, Ltd.	1,727,172	5,661,949

		13,765,865

Canada - 1.9%

Biovail Corp.†	409,930	9,376,089
Talisman Energy, Inc.	437,240	6,876,274

		16,252,363

China - 1.8%

China Telecom Corp., Ltd.	23,869,823	11,537,912
Shanghai Electric Group Co., Ltd.	9,900,968	4,403,966

		15,941,878

France - 10.5%

AXA SA	891,082	13,849,933
Cap Gemini SA	84,260	3,562,132
France Telecom SA#	1,023,685	20,808,135
GDF Suez	172,090	5,328,812
Sanofi-Aventis SA	414,040	23,752,824
Total SA	279,300	13,049,880
Vivendi SA	404,500	9,437,018

		89,788,734

Germany - 8.6%

Bayerische Motoren Werke AG	113,470	5,991,215
Celesio AG	217,330	4,406,585
Deutsche Post AG	288,380	4,716,128
E.ON AG	445,220	12,528,177
Merck KGaA	142,680	12,392,806
Muenchener Rueckversicherungs AG	64,090	8,186,783
SAP AG	274,420	11,982,032
Siemens AG	147,695	13,434,815

		73,638,541

Hong Kong - 2.4%

Cheung Kong Holdings, Ltd.	564,488	7,133,430
China Mobile, Ltd.	598,000	6,077,056
Hutchison Whampoa, Ltd.	998,341	7,386,087

		20,596,573

India - 0.4%

Reliance Industries, Ltd. GDR*	94,320	3,686,969

Ireland - 0.0%

Elan Corp. PLC ADR†	67,200	294,336

Italy - 1.5%

Autogrill SpA†	730,314	8,421,966
UniCredit SpA	1,816,467	4,263,153

		12,685,119

Japan - 5.4%

Nintendo Co., Ltd.	50,996	14,192,197
NKSJ Holdings, Inc.†	1,593,000	8,912,153
Sumitomo Mitsui Financial Group, Inc.	100,100	2,980,003
Takeda Pharmaceutical Co., Ltd.	42,554	1,955,225
Toyota Motor Corp.	280,400	9,545,816
USS Co., Ltd.	124,250	9,169,742

		46,755,136

Jersey - 0.7%

Informa PLC	943,060	5,548,101

Netherlands - 5.1%

ING Groep NV CVA†	3,172,164	28,211,842
Koninklijke Philips Electronics NV	111,750	3,131,113
Randstad Holding NV†	113,650	4,223,475
Reed Elsevier NV	654,324	7,838,356

		43,404,786

Norway - 4.5%

Aker Solutions ASA#	490,840	5,412,403
Statoil ASA#	782,550	14,702,240
Telenor ASA	1,244,458	18,230,782

		38,345,425

Russia - 1.2%

Gazprom OAO ADR (OTC US)#	363,700	7,437,665
Gazprom OAO ADR (London)	126,800	2,624,760

		10,062,425

Singapore - 3.7%

Flextronics International, Ltd.#†	1,326,280	6,538,561
Singapore Telecommunications, Ltd.	5,864,999	13,326,593
Singapore Telecommunications, Ltd.—10	1,353,000	3,054,356
United Overseas Bank, Ltd.	620,387	8,567,794

		31,487,304

South Korea - 4.0%

KB Financial Group, Inc.	407,430	16,516,054
Samsung Electronics Co., Ltd.	28,005	17,659,338

		34,175,392

Spain - 3.2%

Iberdrola SA	1,431,933	10,089,275
Telefonica SA	770,656	17,090,748
Telefonica SA ADR	279	18,556

		27,198,579

Sweden - 1.4%

Niscayah Group AB	1,261,925	1,613,355
Telefonaktiebolaget LM Ericsson, Class B	1,109,840	10,765,743

		12,379,098

Switzerland - 8.1%

ACE, Ltd.#	158,910	8,496,918
Adecco SA	192,330	8,968,138
Basilea Pharmaceutica AG†	4,469	257,069
Lonza Group AG	43,330	3,595,718

Nestle SA	222,520	11,528,739
Novartis AG	159,960	8,405,679
Roche Holding AG	88,870	12,079,842
Swiss Reinsurance Co., Ltd.	294,940	12,230,460
UBS AG†	212,579	3,597,249

		69,159,812

Taiwan - 3.7%

Compal Electronics, Inc.	7,159,528	8,023,570
Lite-On Technology Corp.	4,336,095	4,994,753
Taiwan Semiconductor Manufacturing Co., Ltd.	10,327,862	18,989,545

		32,007,868

Turkey - 0.7%

Turkcell Iletisim Hizmet AS ADR	396,570	6,285,634

United Kingdom - 20.9%

Aviva PLC	2,990,668	17,383,365
BAE Systems PLC	1,618,250	7,313,953
BP PLC	1,509,312	8,809,966
BP PLC ADR#	180	6,269
British Sky Broadcasting Group PLC	815,720	8,851,034
Carillion PLC	149,925	698,535
G4S PLC	1,192,930	4,617,753
GlaxoSmithKline PLC	812,341	15,211,795
Hays PLC	6,300,480	8,715,787
HSBC Holdings PLC	810,775	7,895,382
Kingfisher PLC	3,773,205	11,833,961
Marks & Spencer Group PLC	678,710	3,602,569
Pearson PLC	762,307	11,369,620
Premier Foods PLC†	20,777,609	5,098,495
Rexam PLC	1,196,170	5,551,218
Royal Dutch Shell PLC, Class A	167,235	4,444,799
Royal Dutch Shell PLC, Class B	268,205	6,863,087
SIG PLC†	4,032,874	5,761,346
Tesco PLC	1,115,350	6,961,113
The Sage Group PLC	1,319,850	4,957,238
Vodafone Group PLC	13,909,547	33,523,843

		179,471,128

Total Common Stock
(cost $893,368,215)		804,734,912

PREFERRED STOCK - 0.8%
Brazil - 0.8%

Vale SA ADR (cost $2,942,714)	275,014	6,495,831

Total Long-Term Investment Securities
(cost $896,310,929)		811,230,743

SHORT-TERM INVESTMENT SECURITIES - 8.8%
Collective Investment Pool - 5.2%

Securities Lending Quality Trust(1)	44,892,000	44,768,481

Time Deposits - 0.0%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$134,000	134,000

U.S. Government Agencies - 3.6%

Federal Home Loan Bank Disc. Notes 0.10% due 09/01/10	31,000,000	31,000,000

Total Short-Term Investment Securities
(cost $76,026,000)		75,902,481

TOTAL INVESTMENTS
(cost $972,336,929)(2)	103.4%	887,133,224
Liabilities in excess of other assets	(3.4)	(29,153,570)

NET ASSETS -	100.0%	$857,979,654

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $3,686,969 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
CVA -	Certification Van Aandelen (Dutch Cert.)
GDR -	Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$89,788,734	$—	$—	$89,788,734
Germany	73,638,541	—	—	73,638,541
Japan	46,755,136	—	—	46,755,136
Netherlands	43,404,786	—	—	43,404,786
Switzerland	69,159,812	—	—	69,159,812
United Kingdom	179,471,128	—	—	179,471,128
Other Countries*	302,516,775	—	—	302,516,775
Preferred Stock	6,495,831	—	—	6,495,831
Short-Term Investment Securities:
Collective Investment Pool	—	44,768,481	—	44,768,481
Time Deposit	—	134,000	—	134,000
U.S. Government Agencies	—	31,000,000	—	31,000,000

Total	$811,230,743	$75,902,481	$—	$887,133,224

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

Industry Allocation*

Medical-Drugs	9.7%
Insurance-Multi-line	5.9
Oil Companies-Integrated	5.6
Telecom Services	5.4
Cellular Telecom	5.3
Telephone-Integrated	5.3
Collective Investment Pool	5.2
U.S. Government Agencies	3.6
Electric-Integrated	3.3
Multimedia	3.1
Insurance-Reinsurance	3.0
Human Resources	2.6
Semiconductor Components-Integrated Circuits	2.2
Electronic Components-Semiconductors	2.1
Insurance-Life/Health	2.0
Auto-Cars/Light Trucks	2.0
Oil Companies-Exploration & Production	2.0
Diversified Financial Services	1.9
Diversified Banking Institutions	1.8
Toys	1.7
Diversified Manufacturing Operations	1.6
Enterprise Software/Service	1.4
Diversified Operations/Commercial Services	1.4
Retail-Building Products	1.4
Banks-Commercial	1.3
Food-Misc.	1.3
Wireless Equipment	1.3
Electronic Components-Misc.	1.1
Retail-Automobile	1.1
Insurance-Property/Casualty	1.0
Cable/Satellite TV	1.0
Retail-Restaurants	1.0
Computers	0.9
Publishing-Books	0.9
Diversified Operations	0.9
Aerospace/Defense	0.9
Real Estate Operations & Development	0.8
Food-Retail	0.8
Diversified Minerals	0.8
Building Products-Air & Heating	0.7
Athletic Footwear	0.7
Containers-Metal/Glass	0.6
Building-Heavy Construction	0.6
Food-Wholesale/Distribution	0.6
Computers-Periphery Equipment	0.6
Applications Software	0.6
Transport-Services	0.6
Security Services	0.5
Medical-Wholesale Drug Distribution	0.5
Machinery-General Industrial	0.5
Oil Refining & Marketing	0.4
Retail-Major Department Stores	0.4
Chemicals-Specialty	0.4
Computer Services	0.4
Investment Management/Advisor Services	0.3
Engineering/R&D Services	0.3
Building & Construction-Misc.	0.1

103.4%

*	Calculated as a percentage of net assets

VALIC Company I Global Equity Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.4%
Austria - 0.3%

Erste Group Bank AG	17,300	$627,887

Belgium - 0.7%

Anheuser-Busch InBev NV	28,800	1,498,012

Bermuda - 0.8%

Bunge, Ltd.	16,200	858,600
VimpelCom, Ltd. ADR†	57,600	861,120

		1,719,720

Brazil - 0.4%

Banco Santander Brasil SA ADR	39,300	494,394
BM&F BOVESPA SA	65,700	478,838

		973,232

Canada - 4.1%

Canadian Natural Resources, Ltd.	44,800	1,441,028
Crescent Point Energy Corp.	29,900	1,052,886
Enbridge, Inc.	18,800	935,284
Silver Wheaton Corp.†	86,200	1,944,672
Suncor Energy, Inc.	27,900	845,359
Toronto-Dominion Bank	14,200	960,782
TransCanada Corp.	52,300	1,863,741

		9,043,752

Cayman Islands - 0.4%

Want Want China Holdings, Ltd.	1,129,500	914,781

China - 0.7%

Angang Steel Co., Ltd.	247,800	351,690
China Construction Bank Corp.	1,347,100	1,111,796

		1,463,486

Denmark - 0.5%

Carlsberg A/S	13,000	1,224,860

Finland - 0.8%

Fortum Oyj	40,900	941,761
Nokia Oyj ADR#	88,000	753,280

		1,695,041

France - 2.9%

AXA SA	33,900	526,902
BNP Paribas	16,520	1,033,560
Compagnie Generale des Etablissements Michelin, Class B	19,800	1,470,616
PPR	3,800	494,798
Total SA	36,800	1,719,426
Unibail-Rodamco SE	5,400	1,018,261

		6,263,563

Germany - 5.7%

Bayerische Motoren Werke AG	21,900	1,156,320
Deutsche Boerse AG	9,700	592,736
Deutsche Lufthansa AG†	114,100	1,800,909
Deutsche Post AG	88,800	1,452,223
Deutsche Telekom AG	92,300	1,215,289
Fresenius Medical Care AG & Co. KGaA	16,900	956,891
Merck KGaA	6,100	529,830
Metro AG	24,100	1,226,974
RWE AG	15,900	1,041,315
SAP AG ADR#	31,200	1,358,448
Siemens AG	12,700	1,155,233

		12,486,168

Hong Kong - 1.4%

Cheung Kong Holdings, Ltd.	112,000	1,415,343
CNOOC, Ltd. ADR#	5,800	984,956
Wing Hang Bank, Ltd.	62,500	661,257

		3,061,556

Ireland - 0.4%

Accenture PLC, Class A	22,400	819,840

Italy - 0.4%

Intesa Sanpaolo SpA	292,100	819,913

Japan - 8.7%

Asahi Breweries, Ltd.	44,500	839,573
Canon, Inc.	37,000	1,508,451
Honda Motor Co., Ltd.	67,200	2,222,935
ITOCHU Corp.	281,100	2,295,377
Japan Tobacco, Inc.	550	1,706,761
JTEKT Corp.	133,300	1,093,247
Marubeni Corp.	428,200	2,207,006
Mitsubishi UFJ Financial Group, Inc.	195,200	931,737
Nitto Denko Corp.	32,600	1,045,404
Nomura Holdings, Inc.	160,600	904,223
Sumitomo Heavy Industries, Ltd.	213,800	989,980
Sumitomo Mitsui Financial Group, Inc.	38,200	1,137,224
T&D Holdings, Inc.	53,100	1,010,044
Tokio Marine Holdings, Inc.	40,600	1,089,304

		18,981,266

Jersey - 0.6%

WPP PLC	130,300	1,290,932

Luxembourg - 0.5%

ArcelorMittal	36,500	1,065,013

Malaysia - 0.5%

Bumiputra-Commerce Holdings Bhd	413,000	1,026,528

Mexico - 1.0%

Fomento Economico Mexicano SAB de CV ADR	18,300	891,210
Grupo Mexico SA de CV, Class B	474,800	1,219,788

		2,110,998

Netherlands - 0.8%

Aegon NV†	128,500	657,555
Corio NV	10,300	591,025
ING Groep NV†	70,900	630,554

		1,879,134

Singapore - 0.6%

CapitaLand, Ltd.#	222,400	641,523
DBS Group Holdings, Ltd.	66,600	681,968

		1,323,491

South Africa - 0.4%

Naspers, Ltd.	23,200	936,745

South Korea - 0.5%

Samsung Electronics Co., Ltd.	1,700	1,071,983

Spain - 1.7%

Banco Santander SA	128,100	1,501,110
Inditex SA	11,700	780,632
Telefonica SA	67,000	1,485,851

		3,767,593

Sweden - 1.1%

Nordea Bank AB	116,300	1,042,390
Svenska Cellulosa AB, Class B	106,400	1,415,010

		2,457,400

Switzerland - 2.5%

ACE, Ltd.	16,200	866,214
Nestle SA	43,800	2,269,274
Novartis AG	33,800	1,776,144
Roche Holding AG	4,100	557,301

		5,468,933

Taiwan - 0.6%

Mega Financial Holding Co., Ltd.	1,280,000	773,179
Siliconware Precision Industries Co. ADR#	104,400	466,668

		1,239,847

Thailand - 1.0%

Bangkok Bank Public Co., Ltd.	137,600	672,721
Banpu PCL	81,900	1,601,623

		2,274,344

United Kingdom - 7.6%

Anglo American PLC	16,000	574,199
Barclays PLC	298,600	1,384,835
GlaxoSmithKline PLC	50,900	953,147
HSBC Holdings PLC	123,900	1,223,154
Intercontinental Hotels Group PLC	64,700	974,411
Rio Tinto PLC	27,400	1,386,727
Royal Dutch Shell PLC, Class A	138,000	3,668,120
Tullow Oil PLC	110,600	2,065,993
Unilever PLC	42,700	1,127,684
Vodafone Group PLC ADR#	70,800	1,711,944
Xstrata PLC	94,200	1,482,261

		16,552,475

United States - 47.8%

Abbott Laboratories	30,600	1,509,804
Aetna, Inc.	19,100	510,352
American Electric Power Co., Inc.	34,100	1,207,481
Ameriprise Financial, Inc.	33,900	1,477,362
AMR Corp.†#	126,600	773,526
Apple, Inc.†	9,900	2,409,363
Applied Materials, Inc.	69,700	724,183
Arch Coal, Inc.#	43,700	983,687
AT&T, Inc.	68,800	1,859,664
Avon Products, Inc.	37,400	1,088,340
Bemis Co., Inc.	39,800	1,149,026
Bristol-Myers Squibb Co.#	71,900	1,875,152
Bucyrus International, Inc.	26,600	1,529,234
Caterpillar, Inc.	31,700	2,065,572
Celgene Corp.†	21,200	1,092,224
Chevron Corp.	26,800	1,987,488
Cisco Systems, Inc.†	83,400	1,672,170
Citigroup, Inc.†#	220,700	821,004
Colgate-Palmolive Co.	23,600	1,742,624
Comerica, Inc.#	30,700	1,056,387
ConAgra Foods, Inc.#	54,000	1,165,860
ConocoPhillips	46,100	2,417,023
Corning, Inc.	97,000	1,520,960
CVS Caremark Corp.	25,200	680,400
Deere & Co.	20,200	1,278,054
Delta Air Lines, Inc.†#	78,100	816,926
DIRECTV, Class A†#	37,000	1,403,040
E.I. du Pont de Nemours & Co.	23,000	937,710
eBay, Inc.†	69,100	1,605,884
Edison International	41,400	1,397,250
EMC Corp.†	86,400	1,575,936
Entergy Corp.	17,700	1,395,468
EOG Resources, Inc.	9,200	799,204
Exxon Mobil Corp.	54,200	3,206,472
Federal Realty Investment Trust#	15,600	1,236,924
FedEx Corp.	14,700	1,147,335
FMC Corp.	25,500	1,588,140
Freeport-McMoRan Copper & Gold, Inc.	15,100	1,086,898
General Mills, Inc.	30,600	1,106,496
Goodrich Corp.	23,500	1,609,280
Google, Inc., Class A†	3,200	1,440,064
Hewlett-Packard Co.	24,500	942,760
Intel Corp.	43,200	765,504
International Business Machines Corp.	15,900	1,959,357
International Paper Co.	44,000	900,240
JPMorgan Chase & Co.	36,400	1,323,504
KeyCorp	198,200	1,460,734
Kohl’s Corp.†	21,800	1,024,164
Liberty Global, Inc., Class A†#	45,300	1,246,656
Lincoln National Corp.	27,500	642,400
McKesson Corp.	4,200	243,810
Microsoft Corp.	121,400	2,850,472
Newmont Mining Corp.	39,100	2,397,612
News Corp., Class A	90,100	1,132,557
NII Holdings, Inc.†	23,000	833,750
NIKE, Inc., Class B	18,200	1,274,000
Norfolk Southern Corp.	19,900	1,068,232
Occidental Petroleum Corp.	17,000	1,242,360
Oracle Corp.	59,700	1,306,236
PepsiCo, Inc.	33,100	2,124,358
Pfizer, Inc.	145,100	2,311,443
PPL Corp.	43,100	1,170,596
Qwest Communications International, Inc.#	123,500	697,775
Sonoco Products Co.	35,300	1,110,185
Sprint Nextel Corp.†#	157,800	643,824
Stanley Black & Decker. Inc.	21,546	1,155,727
SunTrust Banks, Inc.#	62,900	1,414,621
Target Corp.	18,800	961,808
Temple-Inland, Inc.	59,200	943,056
Texas Instruments, Inc.	45,100	1,038,653

The Mosaic Co.	24,300	1,425,438
Thermo Fisher Scientific, Inc.†	15,800	665,496
United Parcel Service, Inc., Class B	26,600	1,697,080
United States Steel Corp.#	23,500	998,985
UnitedHealth Group, Inc.	9,000	285,480
Urban Outfitters, Inc.†#	18,000	545,760
US Bancorp	52,200	1,085,760
Wal-Mart Stores, Inc.	33,900	1,699,746
WellPoint, Inc.†	8,400	417,312
Yum! Brands, Inc.	39,500	1,647,150
Zions Bancorporation	49,500	912,285

		104,516,853

Total Common Stock (cost $214,715,211)		208,575,346

PREFERRED STOCK - 0.8%
Germany - 0.8%

Volkswagen AG (cost $ 1,602,498)	18,040	1,795,290

Total Long-Term Investment Securities (cost $216,317,709)		210,370,636

SHORT-TERM INVESTMENT SECURITIES - 9.0%
Collective Investment Pool - 5.4%

Securities Lending Quality Trust(1)	11,865,425	11,832,778
Time Deposits - 3.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$7,904,000	7,904,000

Total Short-Term Investment Securities (cost $19,769,425)		19,736,778

TOTAL INVESTMENTS - (cost $236,087,134)(2)	105.2%	230,107,414
Liabilities in excess of other assets	(5.2)	(11,349,836)

NET ASSETS -	100.0%	$218,757,578

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	CAD	386,000	USD	372,597	10/20/2010	$10,895	$—
	CHF	277,000	USD	270,032	10/20/2010	—	(2,924)
	EUR	1,302,500	USD	1,659,778	10/20/2010	9,286	—
	GBP	358,000	USD	561,992	10/20/2010	13,124	—
	HKD	3,907,000	USD	503,559	10/20/2010	1,122	—
	JPY	21,395,000	USD	249,190	10/20/2010	—	(5,614)
	USD	1,631,669	AUD	1,886,000	10/20/2010	36,795	—
	USD	2,234,685	CAD	2,355,000	10/20/2010	—	(27,928)
	USD	220,282	EUR	174,000	10/20/2010	206	—

						71,428	(36,466)

Deutsche Bank Ag London	GBP	889,000	USD	1,346,459	10/20/2010	—	(16,512)
	USD	535,645	CHF	565,000	10/20/2010	21,106	—
	USD	51,585	DKK	298,000	10/20/2010	—	(858)
	USD	2,006,550	EUR	1,524,000	10/20/2010	—	(75,378)
	USD	248,421	JPY	21,311,000	10/20/2010	5,382	—
	USD	845,611	MXN	10,879,000	10/20/2010	—	(25,480)
	USD	715,119	NOK	4,500,000	10/20/2010	—	(3,481)
	USD	480,960	NZD	683,000	10/20/2010	—	(6,537)
	USD	2,290,720	PLN	7,320,000	10/20/2010	17,740	—

						44,228	(128,246)

Goldman Sachs & Co.	BRL	5,400,533	USD	3,076,345	09/2/2010	1,308	—
	USD	3,056,929	BRL	5,400,533	09/2/2010	18,108	—
	USD	1,528,900	BRL	2,700,802	10/4/2010	—	(692)

						19,416	(692)

Morgan Stanley, Capital Services Inc.	GBP	1,080,000	USD	1,683,387	10/20/2010	27,584	—
	USD	862,720	CAD	887,000	10/20/2010	—	(31,556)
	USD	12,254,787	GBP	8,008,000	10/20/2010	22,683	—
	USD	5,008,725	SGD	6,889,000	10/20/2010	73,424	—
	USD	1,242,349	ZAR	9,570,000	10/20/2010	45,071	—

						168,762	(31,556)

Royal Bank Of Scotland Plc	DKK	5,378,500	USD	928,408	10/20/2010	12,859	—
	EUR	10,185,000	USD	13,177,485	10/20/2010	271,330	—
	USD	497,190	CHF	516,700	10/20/2010	11,966	—
	USD	4,332,510	HKD	33,655,000	10/20/2010	—	(4,502)
	USD	593,764	JPY	51,027,200	10/20/2010	13,944	—

						310,099	(4,502)

UBS Ag	EUR	554,000	USD	710,433	10/20/2010	8,419	—
	GBP	1,430,000	USD	2,224,206	10/20/2010	31,801	—
	USD	2,876,429	CAD	3,000,000	10/20/2010	—	(65,274)
	USD	3,604,939	CHF	3,759,000	10/20/2010	99,178	—
						—	—

						139,398	(65,274)

Net Unrealized Appreciation/(Depreciation)						$753,331	$(266,736)

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canada Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro Dollar

GBP - Bristish Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polixh Zloty

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Germany	$12,486,168	$—	$—	$12,486,168
Japan	18,981,266	—	—	18,981,266
United Kingdom	16,552,475	—	—	16,552,475
United States	104,516,853	—	—	104,516,853
Other Countries*	56,038,584	—	—	56,038,584
Preferred Stock	1,795,290	—	—	1,795,290
Short-Term Investment Securities:
Collective Investment Pool	—	11,832,778	—	11,832,778
Time Deposit	—	7,904,000	—	7,904,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	753,331	—	753,331
Open Forward Foreign Currency Contracts - Depreciation	—	(266,736)	—	(266,736)

Total	$210,370,636	$20,223,373	$—	$230,594,009

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Industry Allocation*
Oil Companies-Integrated	6.3%
Collective Investment Pool	5.4
Banks-Commercial	5.3
Medical-Drugs	4.3
Time Deposits	3.6
Oil Companies-Exploration & Production	3.5
Electric-Integrated	3.3
Diversified Banking Institutions	3.1
Food-Misc.	2.6
Telephone-Integrated	2.4
Auto-Cars/Light Trucks	2.4
Banks-Super Regional	2.3
Import/Export	2.1
Transport-Services	2.0
Machinery-Construction & Mining	1.6
Chemicals-Diversified	1.6
Brewery	1.6
Airlines	1.5
Multimedia	1.5
Computers	1.5
Containers-Paper/Plastic	1.5
Cellular Telecom	1.5
Beverages-Non-alcoholic	1.4
Electronic Components-Semiconductors	1.3
Applications Software	1.3
Real Estate Investment Trusts	1.3
Cosmetics & Toiletries	1.3
Pipelines	1.3
Computer Services	1.3
Insurance-Multi-line	1.2
Enterprise Software/Service	1.2
Retail-Discount	1.2
Coal	1.2
Steel-Producers	1.1
Gold Mining	1.1
Paper & Related Products	1.1
Real Estate Operations & Development	0.9
Diversified Minerals	0.9
Mining	0.9
Tobacco	0.8
Networking Products	0.8
Insurance-Life/Health	0.8
Retail-Restaurants	0.8
Aerospace/Defense-Equipment	0.7
E-Commerce/Services	0.7
Computers-Memory Devices	0.7
Telecom Equipment-Fiber Optics	0.7
Office Automation & Equipment	0.7
Investment Management/Advisor Services	0.7
Rubber-Tires	0.7
Web Portals/ISP	0.7
Agricultural Chemicals	0.6
Cable/Satellite TV	0.6
Metal-Diversified	0.6
Retail-Apparel/Shoe	0.6
Machinery-Farming	0.6
Athletic Footwear	0.6
Broadcast Services/Program	0.6
Food-Retail	0.6
Non-Ferrous Metals	0.6
Medical-HMO	0.6
Tools-Hand Held	0.5
Diversified Manufacturing Operations	0.5
Auto/Truck Parts & Equipment-Original	0.5
Medical-Biomedical/Gene	0.5
Insurance-Property/Casualty	0.5
Metal-Copper	0.5
Finance-Other Services	0.5
Transport-Rail	0.5
Retail-Regional Department Stores	0.5
Machinery-General Industrial	0.5
Hotels/Motels	0.4
Dialysis Centers	0.4
Food-Confectionery	0.4
Finance-Investment Banker/Broker	0.4
Telecom Services	0.4
Agricultural Operations	0.4
Diversified Financial Services	0.4
Wireless Equipment	0.3
Semiconductor Equipment	0.3
Retail-Drug Store	0.3
Instruments-Scientific	0.3
Retail-Major Department Stores	0.2
Semiconductor Components-Integrated Circuits	0.2
Medical-Wholesale Drug Distribution	0.1

105.2%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.7%
Australia - 7.0%

BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust	90,443	155,704
Challenger Diversified Property Group	1,895,688	809,565
Charter Hall Office REIT	13,043,146	2,843,100
Commonwealth Property Office Fund	3,145,215	2,644,392
Dexus Property Group	1,833,868	1,354,222
ING Office Fund	4,871,945	2,600,743
Stockland	596,895	2,092,367
Valad Property Group†	7,487,329	532,919
Westfield Group	607,574	6,762,390

		19,795,402

Bermuda - 2.7%

Hong Kong Land Holdings, Ltd.	692,000	3,716,040
Kerry Properties, Ltd.	762,500	3,827,816

		7,543,856

Brazil - 0.4%

BR Malls Participacoes SA	4,800	75,160
BR Properties SA	40,200	323,660
Iguatemi Empresa de Shopping Centers SA	7,700	148,191
Multiplan Empreendimentos Imobiliarios SA	29,872	566,399
PDG Realty SA Empreendimentos e Participacoes	7,600	78,066

		1,191,476

Canada - 3.3%

Allied Properties Real Estate Investment Trust	138,100	2,706,700
Chartwell Seniors Housing Real Estate Investment Trust	209,100	1,662,839
Homburg Canada Real Estate Investment Trust	65,300	661,359
InnVest Real Estate Investment Trust	477,300	2,833,318
Transglobe Apartment Real Estate Investment Trust	144,600	1,335,687

		9,199,903

Cayman Islands - 2.3%

China Resources Land, Ltd.	1,142,000	2,184,536
KWG Property Holding, Ltd.	2,595,500	1,765,090
Renhe Commercial Holdings Co., Ltd.	1,072,000	213,608
Shimao Property Holdings, Ltd.	1,366,500	2,220,480

		6,383,714

France - 4.6%

Klepierre	64,807	1,978,843
Nexity	56,729	1,739,375
Societe Immobiliere de Location pour l’Industrie et le Commerce	21,501	2,367,777
Unibail-Rodamco SE	37,370	7,046,744

		13,132,739

Hong Kong - 7.2%

China Overseas Land & Investment, Ltd.	488,000	1,041,401
Henderson Land Development Co., Ltd.	842,000	5,103,686
Hysan Development Co., Ltd.	544,000	1,741,360
Sun Hung Kai Properties, Ltd.	674,504	9,442,839
Wharf Holdings, Ltd.	549,000	2,953,643

		20,282,929

Japan - 8.0%

Aeon Mall Co., Ltd.	75,700	1,735,486
BLife Investment Corp.	198	1,029,949
Frontier Real Estate Investment Corp.	113	881,026
Fukuoka REIT Corp.	118	754,267
Japan Real Estate Investment Corp.	149	1,323,105
Mitsubishi Estate Co., Ltd.	476,000	7,156,148
Mitsui Fudosan Co., Ltd.	225,000	3,650,458
Nippon Building Fund, Inc.	156	1,322,128
Sumitomo Realty & Development Co., Ltd.	109,000	2,079,836
Tokyu Land Corp.	258,000	1,019,593
Tokyu REIT, Inc.	53	288,311
Top REIT, Inc.	63	337,835
United Urban Investment Corp.	154	997,215

		22,575,357

Jersey - 0.6%

Atrium European Real Estate, Ltd.	344,191	1,809,695

Luxembourg - 0.7%

ProLogis European Properties†	319,747	1,888,230

Netherlands - 0.5%

Corio NV	3,938	225,967
Eurocommercial Properties NV	4,853	186,774
Vastned Offices/Industrial NV	76,367	1,098,409

		1,511,150

Norway - 0.7%

Norwegian Property ASA†	1,433,290	2,083,802

Singapore - 3.7%

Ascendas Real Estate Investment Trust	1,155,600	1,764,730
Cache Logistics Trust†	1,527,000	1,109,624
Cambridge Industrial Trust	3,493,000	1,314,223
CapitaLand, Ltd.	1,436,000	4,142,206
CapitaMall Trust	262,000	374,976
CDL Hospitality Trusts	1,250,000	1,844,338

		10,550,097

Spain - 0.4%

Sol Melia SA	142,169	1,124,222

Sweden - 0.5%

Hufvudstaden AB	159,197	1,384,874

Switzerland - 0.5%

PSP Swiss Property AG†	20,593	1,393,489

United Kingdom - 3.9%

Big Yellow Group PLC	26,570	118,702
Derwent London PLC	73,370	1,586,588
Great Portland Estates PLC	281,765	1,366,824
Hammerson PLC	531,768	2,932,705
Land Securities Group PLC	184,790	1,733,011
Metric Property Investments PLC†	947,754	1,424,453
Safestore Holdings PLC	413,458	773,602
Songbird Estates PLC†	401,854	930,619

Unite Group PLC†	33,499	96,586

		10,963,090

United States - 50.7%

Acadia Realty Trust	83,142	1,491,567
Alexandria Real Estate Equities, Inc.	57,439	3,984,543
AMB Property Corp.	92,500	2,200,575
AvalonBay Communities, Inc.	40,116	4,221,006
BioMed Realty Trust, Inc.	58,900	1,006,601
Boston Properties, Inc.	55,149	4,489,129
Camden Property Trust	129,052	5,905,419
Corporate Office Properties Trust	30,200	1,090,220
DCT Industrial Trust, Inc.	287,800	1,332,514
DiamondRock Hospitality Co.†	156,500	1,370,940
Digital Realty Trust, Inc.	103,587	6,139,601
Equity Residential	166,946	7,651,135
Essex Property Trust, Inc.	45,700	4,833,689
HCP, Inc.	50,200	1,768,044
Health Care REIT, Inc.	138,543	6,364,665
Highwoods Properties, Inc.	74,800	2,339,744
Host Hotels & Resorts, Inc.	449,177	5,897,694
Kilroy Realty Corp.	85,300	2,653,683
LaSalle Hotel Properties	51,500	1,085,105
Liberty Property Trust	147,100	4,467,427
Marriott International, Inc., Class A	75,356	2,412,146
Mid-America Apartment Communities, Inc.	14,900	841,403
National Retail Properties, Inc.	63,300	1,541,988
Nationwide Health Properties, Inc.	87,400	3,362,278
Omega Healthcare Investors, Inc.	70,500	1,512,225
Piedmont Office Realty Trust, Inc.	99,486	1,826,563
Plum Creek Timber Co., Inc.	40,129	1,383,247
ProLogis	255,379	2,770,862
Public Storage	59,182	5,801,020
Rayonier, Inc.	44,400	2,100,120
Regency Centers Corp.	142,770	5,205,394
Retail Opportunity Investments Corp.	105,760	999,432
Senior Housing Properties Trust	205,800	4,836,300
Simon Property Group, Inc.	173,839	15,723,738
SL Green Realty Corp.	29,769	1,794,475
Sovran Self Storage, Inc.	26,000	982,020
Tanger Factory Outlet Centers	36,800	1,700,896
The Macerich Co.	119,654	4,956,069
Ventas, Inc.	85,162	4,301,533
Vornado Realty Trust	87,889	7,124,282
Washington Real Estate Investment Trust	58,000	1,777,120

		143,246,412

Total Common Stock
(cost $232,488,536)		276,060,437

PREFERRED STOCK - 0.4%
United States - 0.4%

SL Green Realty Corp.
7.63%
(cost $1,084,733)	46,100	1,155,266

ASSET BACKED SECURITIES - 0.6%
Banc of America Commercial Mtg., Inc.
Series 2001-PB1, Class E
6.23% due 05/11/35(3)	$250,000	256,103
Banc of America Large Loan, Inc.
Series 2006-BIX1, Class B
0.42% due 10/15/19*(3)(4)	200,000	182,016
Citigroup Commercial Mtg. Trust
Series 2006-C5, Class AMP3
5.50% due 10/15/49*(3)	247,297	226,092
Commercial Mtg. Pass Through Certificates
Series 2001-J1A, Class C
6.83% due 02/14/34*(3)(4)	320,000	324,329
Credit Suisse Mtg. Capital Certificates
Series 2006-TF2A, Class A2
0.45% due 10/15/21*(3)(4)	300,000	255,707
Merrill Lynch Floating Trust
Series 2006-1, Class D
0.48% due 06/15/22*(3)(4)	250,000	202,266
Morgan Stanley Capital I
Series 2005-HQ7, Class AJ
5.21% due 11/14/42(3)(4)	80,000	73,497
Wachovia Bank Commercial Mtg. Trust
Series 2006-WL7A, Class A2
0.39% due 09/15/21*(3)(4)	150,000	122,968

Total Asset Backed Securities
(cost $1,600,292)		1,642,978

WARRANTS - 0.0%
Henderson Land Development Co., Ltd.
Expires 06/01/11 (Strike Price 58.00 HKD)†
(cost $0)	166,600	22,488

Total Long-Term Investment Securities
(cost $235,173,561)		278,881,169

SHORT-TERM INVESTMENT SECURITIES - 1.2%
Time Deposits - 1.2%

Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 09/01/10
(cost $3,493,000)	3,493,000	3,493,000

TOTAL INVESTMENTS -
(cost $238,666,561) (5)	99.9%	282,374,169
Other assets less liabilities	0.1	296,082

NET ASSETS -	100.0%	$282,670,251

†	Non-income producing security

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $1,313,378 representing 0.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Commercial Mortgage Backed Security
(4)	Variable Rate Security - the rate reflected is as of August 31, 2010, maturity date reflects the stated maturity date.
(5)	See Note 5 for cost of investments on a tax basis.

Currency Legend

HKD - Hong Kong Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$19,795,402	$—	$0	$19,795,402
Hong Kong	20,282,929	—	—	20,282,929
Japan	22,575,357	—	—	22,575,357
United States	143,246,412	—	—	143,246,412
Other Countries*	70,160,337	—	—	70,160,337
Preferred Stock	1,155,266	—	—	1,155,266
Asset Backed Securities	—	1,642,978	—	1,642,978
Warrants	22,488	—	—	22,488
Short-Term Investment Securities:
Time Deposit	—	3,493,000	—	3,493,000

Total	$277,238,191	$5,135,978	$0	$282,374,169

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2010	$0

Industry Allocation*
Real Estate Investment Trusts	71.4%
Real Estate Operations & Development	16.2
Real Estate Management/Services	5.7
Hotels/Motels	1.3
Time Deposits	1.2
Diversified Operations	1.1
Paper & Related Products	0.7
Investment Companies	0.7
Diversified Financial Services	0.6
Forestry	0.5
Storage/Warehousing	0.3
Building & Construction-Misc.	0.2

99.9%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.1%
Australia - 3.9%

AGL Energy, Ltd.	6,585	$87,997
Alumina, Ltd.	48,659	74,246
Amcor, Ltd.	30,054	180,221
AMP, Ltd.	61,574	276,103
Asciano Group†	36,361	54,187
ASX, Ltd.	40	1,036
Australia and New Zealand Banking Group, Ltd.	42,833	860,872
AXA Asia Pacific Holdings, Ltd.	9,657	47,255
BGP Holdings PLC†(1)(2)	60,919	0
BHP Billiton, Ltd.	41,192	1,357,828
BlueScope Steel, Ltd.	55,000	104,718
Boral, Ltd.	9,319	36,481
Brambles, Ltd.	19,966	104,096
Caltex Australia, Ltd.	4,970	49,701
Commonwealth Bank of Australia	24,659	1,103,538
Computershare, Ltd.	10,187	86,012
CSL, Ltd.	9,831	288,289
CSR, Ltd.	32,722	49,637
Dart Energy, Ltd.†	1,256	883
DuluxGroup, Ltd.†	8,507	19,679
Fortescue Metals Group, Ltd.†	25,992	108,225
Goodman Group	41,329	23,349
GPT Group	10,789	28,701
Incitec Pivot, Ltd.	21,309	63,891
Insurance Australia Group, Ltd.	19,452	59,534
Macquarie Group, Ltd.	6,320	210,634
MAP Group	35,727	94,088
Mirvac Group	25,173	30,011
National Australia Bank, Ltd.	36,323	749,745
Newcrest Mining, Ltd.	6,502	215,485
Orica, Ltd.	8,507	189,595
Origin Energy, Ltd.	19,658	266,718
Qantas Airways, Ltd.†	10,390	23,202
QBE Insurance Group, Ltd.	21,833	320,315
Santos, Ltd.	17,598	222,329
Sims Metal Management, Ltd.	5,442	80,373
Sonic Healthcare, Ltd.	2,645	26,004
SP AusNet	237,655	169,153
Stockland	38,351	134,436
Suncorp-Metway, Ltd.	24,705	183,533
Telstra Corp., Ltd.	24,658	60,330
Transurban Group	18,970	82,194
Wesfarmers, Ltd.	6,485	184,400
Wesfarmers, Ltd. PPS	8,554	244,830
Westfield Group	39,836	443,381
Westpac Banking Corp.	48,731	940,825
Woodside Petroleum, Ltd.	9,419	350,874
WorleyParsons, Ltd.	3,826	70,701

		10,359,635

Austria - 0.3%

Erste Group Bank AG	14,673	532,542
OMV AG	10,224	329,351

		861,893

Belgium - 0.6%

Ageas NV	25,301	64,093
Belgacom SA	24,482	872,418
Dexia SA†	136,648	569,547
Groupe Bruxelles Lambert SA	1,540	113,601

		1,619,659

Bermuda - 0.3%

Cheung Kong Infrastructure Holdings, Ltd.	85,000	327,816
Esprit Holdings, Ltd.	15,000	84,075
Kerry Properties, Ltd.	3,000	15,061
Li & Fung, Ltd.	54,000	271,085
Marvell Technology Group, Ltd.†	6,346	101,155
Mongolia Energy Co., Ltd.†	59,000	23,437
Noble Group, Ltd.	45,000	52,121
NWS Holdings, Ltd.	21,000	38,335

		913,085

Canada - 5.4%

Agnico-Eagle Mines, Ltd.	2,000	130,239
Agrium, Inc.	2,600	181,038
Alimentation Couche-Tard, Inc.	5,300	113,768
Bank of Montreal	6,700	370,076
Bank of Nova Scotia	15,600	749,754
Barrick Gold Corp.	15,100	707,315
BCE, Inc.	1,200	37,552
Brookfield Asset Management, Inc.	6,900	177,555
Brookfield Properties Corp.	4,700	67,348
Canadian Imperial Bank of Commerce	5,100	346,744
Canadian Natural Resources, Ltd.	20,200	649,749
Canadian Oil Sands Trust	5,700	134,061
Canadian Pacific Railway, Ltd.	2,300	135,474
Canadian Tire Corp., Ltd.	800	41,495
Canadian Utilities, Ltd.	3,300	147,616
Crescent Point Energy Corp.	2,000	70,427
Eldorado Gold Corp.	7,200	141,387
Empire Co., Ltd., Class A	900	45,947
EnCana Corp.	9,000	246,870
Fairfax Financial Holdings, Ltd.	200	79,315
First Quantum Minerals, Ltd.	1,700	98,013
Fortis, Inc. Canada	17,900	495,026
George Weston Ltd.	1,900	145,411
Gerdau Ameristeel Corp.†	1,500	16,444
Gildan Activewear, Inc.†	1,500	41,145
Goldcorp, Inc.	11,400	505,669
Great-West Lifeco, Inc.	3,600	82,712
IAMGOLD Corp.	4,300	80,649
Imperial Oil, Ltd.	8,300	306,050
Industrial Alliance Insurance & Financial Services, Inc.	800	22,582
Inmet Mining Corp.	1,500	71,839
Ivanhoe Mines Ltd.†	2,400	42,763
Kinross Gold Corp.	9,800	165,700
Loblaw Cos., Ltd.	3,100	126,430
Magna International, Inc.	1,300	101,235
Manulife Financial Corp.	26,900	299,435
National Bank of Canada	2,200	127,047
Nexen, Inc.	7,300	135,204
Pacific Rubiales Energy Corp.†	3,700	87,265
Pan American Silver Corp.	2,700	67,123
Penn West Energy Trust	3,300	61,986
Petrobank Energy & Resources, Ltd.†	1,700	58,954
Potash Corp. of Saskatchewan, Inc.	4,700	691,987
Power Corp. of Canada	5,800	142,994
Power Financial Corp.	3,400	90,775

Provident Energy Trust	10,100	63,270
Research In Motion, Ltd.†	6,500	278,567
Rogers Communications, Inc., Class B	6,000	208,243
Royal Bank of Canada	22,300	1,066,535
Saputo, Inc.	600	19,091
Shaw Communications, Inc., Class B	2,900	59,477
Shoppers Drug Mart Corp.	12,000	408,609
Silver Wheaton Corp.†	5,900	133,066
Sino-Forest Corp.†	2,600	44,790
Sun Life Financial, Inc.	9,200	216,034
Suncor Energy, Inc.	30,200	915,049
Talisman Energy, Inc.	22,700	356,993
Teck Resources, Ltd.	9,600	321,125
TELUS Corp.	1,400	57,767
Thomson Corp.	5,800	201,410
Tim Hortons, Inc.	1,400	49,627
Toronto-Dominion Bank	12,600	852,525
TransAlta Corp.	6,300	124,836
Viterra, Inc.†	8,600	67,745
Yamana Gold, Inc.	9,600	97,229
Yellow Pages Income Fund	4,000	19,356

		14,199,512

Denmark - 0.3%

Danske Bank A/S†	36,229	806,041
Vestas Wind Systems A/S†	3,023	112,799

		918,840

Finland - 0.3%

Kesko Oyj, Class B	10,193	395,779
Stora Enso Oyj, Class R	40,354	311,179

		706,958

France - 5.1%

Alcatel-Lucent†	46,344	119,456
AXA SA	65,359	1,015,864
BNP Paribas	23,179	1,450,174
Casino Guichard Perrachon SA	9,936	804,465
Cie Generale de Geophysique-Veritas†	2,655	44,917
CNP Assurances	4,146	70,404
Credit Agricole SA	68,169	859,121
Danone SA	22,008	1,182,660
France Telecom SA	61,579	1,251,698
Gecina SA	525	52,346
L’Oreal SA	10,418	1,036,374
Legrand SA	23,879	725,197
Natixis†	32,041	174,597
PPR	6,649	865,766
Publicis Groupe SA	11,917	499,115
Sanofi-Aventis SA	23,972	1,375,236
Societe Generale	14,597	743,252
Vivendi SA	49,165	1,147,023

		13,417,665

Germany - 3.5%

Allianz SE	12,779	1,310,758
BASF SE	25,528	1,346,908
Bayerische Motoren Werke AG	18,801	992,693
Beiersdorf AG	15,653	836,793
Commerzbank AG†	90,388	711,549
Fresenius Medical Care AG & Co. KGaA	14,506	821,341
Fresenius SE	2,946	209,028
Hochtief AG	3,386	224,028
Linde AG	8,841	996,014
Metro AG	8,568	436,212
SAP AG	28,604	1,248,940

		9,134,264

Greece - 0.2%

Coca-Cola Hellenic Bottling Co. SA	16,771	396,157
Public Power Corp. SA	13,011	184,998

		581,155

Hong Kong - 0.9%

BOC Hong Kong Holdings, Ltd.	17,500	46,007
Hang Lung Properties, Ltd.	48,000	214,430
Hang Seng Bank, Ltd.	2,900	39,816
Henderson Land Development Co., Ltd.	32,000	193,964
Hong Kong & China Gas Co., Ltd.	77,000	186,097
Hong Kong Exchanges and Clearing, Ltd.	18,400	288,818
Hongkong Electric Holdings, Ltd.	97,000	590,448
New World Development, Ltd.	31,000	49,656
Sino Land Co., Ltd.	42,000	73,323
Sun Hung Kai Properties, Ltd.	15,000	209,995
Swire Pacific, Ltd., Class A	26,000	313,855
The Link REIT	11,000	32,242
Wharf Holdings, Ltd.	44,000	236,722

		2,475,373

Ireland - 1.2%

Accenture PLC, Class A	35,986	1,317,088
Bank of Ireland†	41,988	40,971
Covidien PLC	37,916	1,339,952
CRH PLC	18,880	293,688
James Hardie Industries SE	8,316	39,435
Kerry Group PLC	7,033	230,969

		3,262,103

Israel - 0.4%

Bank Hapoalim BM†	12,100	49,396
Bank Leumi Le-Israel BM†	7,400	30,578
Bezeq Israeli Telecommunication Corp., Ltd.	5,600	12,362
Delek Group, Ltd.	300	75,275
Discount Investment Corp.	4,700	88,504
Israel Chemicals, Ltd.	6,600	83,287
Israel Discount Bank, Ltd.†	11,900	20,998
NICE Systems, Ltd.†	800	21,479
Ormat Industries, Ltd.	3,100	22,921
Teva Pharmaceutical Industries, Ltd.	11,600	586,387

		991,187

Italy - 1.8%

A2A SpA	548,286	765,687
Assicurazioni Generali SpA	10,017	181,144
Atlantia SpA	43,565	820,940

ENI SpA	70,062	1,391,278
Telecom Italia SpA	735,083	993,947
Telecom Italia SpA RSP	360,084	396,311
UniCredit SpA	46,486	109,100

		4,658,407

Japan - 10.6%

Advantest Corp.	3,200	60,717
Aeon Co., Ltd.	31,900	340,606
Aisin Seiki Co., Ltd.	5,100	131,977
Ajinomoto Co., Inc.	23,000	225,592
Alfresa Holdings Corp.	900	40,120
All Nippon Airways Co., Ltd.†	16,000	57,898
Amada Co., Ltd.	3,000	17,819
Asahi Glass Co., Ltd.	29,000	283,062
Astellas Pharma, Inc.	10,400	359,376
Casio Computer Co., Ltd.	600	3,985
Central Japan Railway Co.	52	419,664
Chugai Pharmaceutical Co., Ltd.	2,300	39,260
Coca-Cola West Co., Ltd.	9,200	155,943
Cosmo Oil Co., Ltd.	41,000	98,095
Credit Saison Co., Ltd.	2,600	33,022
Dai Nippon Printing Co., Ltd.	21,000	244,221
Daido Steel Co., Ltd.	8,000	37,900
Daihatsu Motor Co., Ltd.	30,000	378,883
Daiichi Sankyo Co., Ltd.	11,600	231,834
Daito Trust Construction Co., Ltd.	500	28,687
Daiwa House Industry Co., Ltd.	6,000	56,279
Daiwa Securities Group, Inc.	29,000	117,712
Dena Co., Ltd.	950	28,474
Denso Corp.	14,700	398,603
Dentsu, Inc.	3,600	82,062
Dowa Holdings Co., Ltd.	17,000	87,823
East Japan Railway Co.	9,100	589,263
Eisai Co., Ltd.	2,700	97,381
Elpida Memory, Inc.†	2,000	24,021
Fanuc, Ltd.	3,100	332,841
Fast Retailing Co., Ltd.	1,400	192,977
Fuji Electric Holdings Co., Ltd.	18,000	44,566
FUJIFILM Holdings Corp.	14,400	437,091
Furukawa Electric Co., Ltd.	15,000	54,458
GS Yuasa Corp.	10,000	58,922
Hankyu Hanshin Holdings, Inc.	53,000	243,519
Hino Motors, Ltd.	7,000	30,830
Hirose Electric Co., Ltd.	200	19,331
Hitachi Chemical Co., Ltd.	900	15,609
Hitachi Construction Machinery Co., Ltd.	3,900	77,480
Hitachi Metals, Ltd.	8,000	86,180
Honda Motor Co., Ltd.	33,900	1,121,391
Ibiden Co., Ltd.	2,600	62,640
Idemitsu Kosan Co., Ltd.	1,300	102,440
Inpex Corp.	28	126,652
Isetan Mitsukoshi Holdings, Ltd.	1,300	13,695
Isuzu Motors, Ltd.	85,000	282,288
Ito En, Ltd.	7,200	117,929
Japan Prime Realty Investment Corp.	4	8,918
Japan Real Estate Investment Corp.	2	17,760
JGC Corp.	10,000	153,077
JS Group Corp.	9,600	183,521
JSR Corp.	4,000	58,945
JTEKT Corp.	6,700	54,949
Jupiter Telecommunications Co., Ltd.	93	99,077
Kao Corp.	13,900	323,137
KDDI Corp.	39	188,013
Keyence Corp.	1,100	227,961
Kinden Corp.	4,000	35,234
Kintetsu Corp.	32,000	107,035
Koito Manufacturing Co., Ltd.	1,000	13,808
Konica Minolta Holdings, Inc.	82,000	716,439
Kubota Corp.	39,000	312,891
Kuraray Co., Ltd.	3,500	39,620
Kurita Water Industries, Ltd.	3,000	79,026
Kyocera Corp.	4,800	407,951
Mabuchi Motor Co., Ltd.	500	23,539
Makita Corp.	2,400	68,249
Maruichi Steel Tube, Ltd.	2,900	55,232
Mazda Motor Corp.	106,000	237,210
MEDIPAL Holdings Corp.	3,200	39,843
MEIJI Holdings Co., Ltd.	2,000	93,203
Mitsubishi Chemical Holdings Corp.	28,000	132,651
Mitsubishi Estate Co., Ltd.	26,000	390,882
Mitsubishi Logistics Corp.	1,000	11,034
Mitsubishi Materials Corp.†	55,000	145,340
Mitsubishi Motors Corp.†	253,000	322,235
Mitsubishi UFJ Financial Group, Inc.	204,800	977,560
Mitsubishi UFJ Lease & Finance Co., Ltd.	580	20,643
Mitsui Fudosan Co., Ltd.	22,000	356,934
Mitsui Mining & Smelting Co., Ltd.	49,000	131,818
Mitsui O.S.K. Lines, Ltd.	35,000	219,974
Mitsumi Electric Co., Ltd.	1,400	19,631
Mizuho Financial Group, Inc.	207,100	318,009
MS&AD Insurance Group Holdings	10,200	228,501
Murata Manufacturing Co., Ltd.	5,200	246,971
NGK Insulators, Ltd.	8,000	121,224
NHK Spring Co., Ltd.	3,000	24,890
Nidec Corp.	2,500	219,617
Nikon Corp.	7,000	116,403
Nippon Building Fund, Inc.	4	33,901
Nippon Electric Glass Co., Ltd.	8,000	89,608
Nippon Express Co., Ltd.	1,000	3,500
Nippon Meat Packers, Inc.	3,000	36,031
Nippon Sheet Glass Co., Ltd.	27,000	59,136
Nippon Telegraph and Telephone Corp.	13,100	565,260
Nippon Yusen K.K.	47,000	181,264
Nisshin Seifun Group, Inc.	3,000	38,353
Nisshin Steel Co., Ltd.	28,000	44,995
Nissin Foods Holdings Co., Ltd.	2,300	81,887
Nitori Co., Ltd.	450	39,210
Nitto Denko Corp.	3,400	109,030
NKSJ Holdings, Inc.†	12,000	67,135
NOK Corp.	900	13,573
Nomura Holdings, Inc.	72,700	409,322
Nomura Real Estate Office Fund, Inc.	2	9,927
Nomura Research Institute, Ltd.	2,200	42,764
NSK, Ltd.	15,000	89,454

NTN Corp.	13,000	49,208
NTT Data Corp.	54	168,923
NTT DoCoMo, Inc.	336	568,732
Obayashi Corp.	14,000	53,327
Odakyu Electric Railway Co., Ltd.	15,000	138,555
Olympus Corp.	3,300	78,798
Omron Corp.	1,500	31,907
Oracle Corp.	2,400	123,128
Oriental Land Co., Ltd.	1,900	168,492
ORIX Corp.	1,410	106,073
Osaka Gas Co., Ltd.	44,000	166,028
Panasonic Corp.	43,100	547,920
Panasonic Electric Works Co., Ltd.	24,000	315,105
Rakuten, Inc.	207	156,710
Resona Holdings, Inc.	2,600	25,749
Rinnai Corp.	200	11,951
Rohm Co., Ltd.	2,500	150,875
Secom Co., Ltd.	6,600	287,144
Sekisui Chemical Co., Ltd.	4,000	23,473
Sekisui House, Ltd.	8,000	69,325
Sharp Corp.	28,000	267,968
Shimamura Co., Ltd.	100	9,106
Shimano, Inc.	200	9,808
Shimizu Corp.	34,000	120,605
Shin-Etsu Chemical Co., Ltd.	8,500	393,584
Shinsei Bank, Ltd.†	10,000	7,618
Shionogi & Co., Ltd.	1,900	33,156
Shiseido Co., Ltd.	7,300	164,057
Showa Shell Sekiyu K.K.	10,900	78,886
SMC Corp.	3,000	369,956
Softbank Corp.	10,400	298,469
Sony Financial Holdings, Inc.	4	13,094
Square Enix Holdings Co., Ltd.	2,300	47,473
Stanley Electric Co., Ltd.	1,900	29,311
Sumco Corp.†	1,800	30,618
Sumitomo Chemical Co., Ltd.	36,000	147,840
Sumitomo Electric Industries, Ltd.	13,100	140,808
Sumitomo Metal Industries, Ltd.	119,000	279,050
Sumitomo Mitsui Financial Group, Inc.	17,900	532,888
Sumitomo Realty & Development Co., Ltd.	7,000	133,567
Sumitomo Rubber Industries, Ltd.	3,700	33,560
Suzuken Co., Ltd.	300	10,409
Sysmex Corp.	200	12,641
T&D Holdings, Inc.	2,750	52,309
Taisei Corp.	32,000	63,231
Taiyo Nippon Sanso Corp.	2,000	15,831
Takeda Pharmaceutical Co., Ltd.	15,800	725,961
TDK Corp.	1,900	99,512
Terumo Corp.	3,500	173,313
The Dai-ichi Life Insurance Co., Ltd.	135	159,570
The Shizuoka Bank, Ltd.	2,000	16,736
The Sumitomo Trust & Banking Co., Ltd.	14,000	74,491
THK Co., Ltd.	1,300	21,416
Tobu Railway Co., Ltd.	1,000	5,714
Tokyo Electron, Ltd.	4,600	215,736
Tokyo Gas Co., Ltd.	74,000	345,292
Tokyo Steel Manufacturing Co., Ltd.	3,500	38,245
Tokyo Tatemono Co., Ltd.	6,000	20,998
Tokyu Corp.	12,000	54,851
Tokyu Land Corp.	5,000	19,760
TonenGeneral Sekiyu K.K.	15,000	135,520
Toppan Printing Co., Ltd.	2,000	15,236
Toray Industries, Inc.	34,000	179,693
TOTO, Ltd.	2,000	12,689
Toyo Seikan Kaisha, Ltd.	1,800	28,647
Toyoda Gosei Co., Ltd.	1,300	26,585
Toyota Boshoku Corp.	1,600	23,273
Toyota Industries Corp.	8,000	201,024
Trend Micro, Inc.	2,200	59,681
Ube Industries, Ltd.	7,000	14,832
Unicharm Corp.	1,100	134,210
UNY Co., Ltd.	4,600	33,784
Ushio, Inc.	4,800	81,133
USS Co., Ltd.	1,720	126,937
West Japan Railway Co.	50	185,692
Yahoo! Japan Corp.	395	142,230
Yakult Honsha Co., Ltd.	3,600	107,559
Yamada Denki Co., Ltd.	1,860	115,793
Yamaha Motor Co., Ltd.†	12,400	166,642
Yamato Holdings Co., Ltd.	9,200	108,197
Yamato Kogyo Co., Ltd.	4,100	92,678
Yaskawa Electric Corp.	3,000	20,783

		28,076,102

Jersey - 0.9%

Experian PLC	93,176	888,120
Petrofac, Ltd.	29,639	636,837
Shire PLC	37,317	804,671

		2,329,628

Luxembourg - 0.1%

Millicom International Cellular SA SDR	2,870	263,449

Netherlands - 1.2%

Aegon NV†	37,135	190,026
ASML Holding NV	30,032	748,792
ING Groep NV†	130,457	1,160,228
Koninklijke Ahold NV	77,043	948,502

		3,047,548

Netherlands Antilles - 1.2%

Schlumberger, Ltd.#	57,338	3,057,835

New Zealand - 0.0%

Contact Energy, Ltd.†	13,706	53,998

Norway - 0.4%

Aker Solutions ASA	2,085	22,991
Statoil ASA	52,580	987,852

		1,010,843

Portugal - 0.4%

Banco Comercial Portugues SA	221,552	176,880
Galp Energia SGPS SA	52,989	860,867

		1,037,747

Spain - 0.8%

Abertis Infraestructuras SA	51,074	846,584
Acciona SA	9,516	751,165
Repsol YPF SA	26,829	612,493

		2,210,242

Sweden - 1.2%

Assa Abloy AB, Class B	34,125	681,895
Atlas Copco AB, Class A	55,923	850,396
Atlas Copco AB, Class B	31,455	431,511
Electrolux AB, Class B	4,883	94,138
Nordea Bank AB	50,857	455,828
Skanska AB, Class B	10,747	165,170
Svenska Cellulosa AB, Class B	41,695	554,501

		3,233,439

Switzerland - 3.5%

Alcon, Inc.	9,162	1,486,076
Aryzta AG	5,706	244,483
Baloise Holding AG	3,539	286,536
Cie Financiere Richemont SA	25,809	1,003,126
Credit Suisse Group AG	32,107	1,410,146
Novartis AG	40,923	2,150,448
Pargesa Holding SA	6,980	455,135
Roche Holding AG	2,910	395,548
Swisscom AG	2,512	976,841
UBS AG†	44,539	753,686

		9,162,025

United Kingdom - 8.5%

Anglo American PLC	37,115	1,331,962
Antofagasta PLC	12,637	200,009
Associated British Foods PLC	52,322	848,978
AstraZeneca PLC	30,478	1,508,851
Autonomy Corp. PLC†	6,960	166,518
Aviva PLC	98,373	571,796
Balfour Beatty PLC	81,605	299,993
BG Group PLC	94,234	1,516,759
BHP Billiton PLC	53,370	1,499,100
British Sky Broadcasting Group PLC	28,073	304,608
BT Group PLC	459,267	938,201
Bunzl PLC	79,096	862,483
Carnival PLC	17,861	579,900
Compass Group PLC	76,547	626,309
Fresnillo PLC	22,846	381,912
GlaxoSmithKline PLC	101,555	1,901,706
HSBC Holdings PLC	299,458	2,956,282
International Power PLC	160,137	912,137
Invensys PLC	8,146	28,759
Kingfisher PLC	46,817	146,833
Land Securities Group PLC	5,193	48,701
Legal & General Group PLC	672,462	955,520
Marks & Spencer Group PLC	75,453	400,502
Pearson PLC	52,261	779,460
Prudential PLC	71,612	621,625
Reckitt Benckiser Group PLC	12,787	639,900
Rexam PLC	43,330	201,087
Royal Bank of Scotland Group PLC†	97,447	66,625
Standard Chartered PLC	21,155	567,290
The Capita Group PLC	26,562	286,380
Tomkins PLC	5,370	26,684
United Utilities Group PLC	14,512	126,972

		22,303,842

United States - 44.1%

Abbott Laboratories	48,081	2,372,317
Aflac, Inc.	33,847	1,599,271
AGL Resources, Inc.	10,805	396,543
Allergan, Inc.	4,364	268,037
Altera Corp.#	13,640	336,499
American Express Co.	14,055	560,373
Amgen, Inc.†	14,433	736,660
Annaly Capital Management, Inc.#	82,300	1,430,374
Apache Corp.	19,315	1,735,453
Apollo Group, Inc., Class A†#	20,086	853,253
Apple, Inc.†	17,384	4,230,744
Applied Materials, Inc.	139,833	1,452,865
Bank of America Corp.	234,052	2,913,947
Bristol-Myers Squibb Co.	77,279	2,015,436
Capital One Financial Corp.#	41,341	1,565,170
Cardinal Health, Inc.	2,770	82,989
Caterpillar, Inc.	28,725	1,871,721
CenterPoint Energy, Inc.	44,049	651,485
CenturyLink, Inc.#	29,915	1,081,726
Chubb Corp.#	21,565	1,188,663
Cisco Systems, Inc.†	69,198	1,387,420
Citigroup, Inc.†#	342,542	1,274,256
Coach, Inc.	1,959	70,211
Colgate-Palmolive Co.	25,310	1,868,890
Cummins, Inc.	2,011	149,639
Danaher Corp.	29,116	1,057,784
Deere & Co.	22,189	1,403,898
Delta Air Lines, Inc.†#	62,779	656,668
Devon Energy Corp.	28,182	1,698,811
DIRECTV, Class A†#	5,306	201,204
Discover Financial Services	10,397	150,860
El Paso Corp.	5,462	62,212
Emerson Electric Co.	38,548	1,798,264
Express Scripts, Inc.†	18,456	786,226
General Mills, Inc.	51,782	1,872,437
Gilead Sciences, Inc.†	21,195	675,273
Google, Inc., Class A†	6,039	2,717,671
H.J. Heinz Co.	35,232	1,629,128
Harsco Corp.#	10,140	202,192
Hess Corp.	29,862	1,500,565
Hewlett-Packard Co.	61,605	2,370,560
International Business Machines Corp.	27,782	3,423,576
Intuit, Inc.†	13,116	561,365
J.C. Penney Co., Inc.#	11,347	226,940
Johnson & Johnson	59,973	3,419,660
Joy Global, Inc.	7,296	413,975
JPMorgan Chase & Co.	87,485	3,180,955
Kellogg Co.#	32,207	1,600,044
KeyCorp	11,666	85,978
Kimberly-Clark Corp.	26,768	1,723,859
Kohl’s Corp.†	19,540	917,989
Life Technologies Corp.†#	5,868	250,974
Lowe’s Cos., Inc.	90,011	1,827,223
Lubrizol Corp.	3,844	358,684

McDonald’s Corp.	34,166	2,496,168
Medco Health Solutions, Inc.†	23,275	1,011,997
MetLife, Inc.	18,715	703,684
MetroPCS Communications, Inc.†#	11,057	98,850
Microsoft Corp.	155,697	3,655,766
NetApp, Inc.†	17,442	705,354
News Corp., Class A	132,832	1,669,698
NIKE, Inc., Class B	24,638	1,724,660
Norfolk Southern Corp.	7,401	397,286
Occidental Petroleum Corp.	29,529	2,157,979
Oneok, Inc.#	10,613	455,404
Owens-Illinois, Inc.†	16,309	408,704
PACCAR, Inc.#	22,257	912,314
Pepco Holdings, Inc.#	71,171	1,277,519
PNC Financial Services Group, Inc.	31,462	1,603,304
PPG Industries, Inc.	22,995	1,513,761
Prudential Financial, Inc.	30,578	1,546,329
QUALCOMM, Inc.	40,799	1,563,010
Qwest Communications International, Inc.#	178,846	1,010,480
R.R. Donnelley & Sons Co.	10,934	165,595
Regions Financial Corp.#	11,497	73,926
SanDisk Corp.†	2,281	75,820
Sara Lee Corp.#	45,515	657,237
Southwest Airlines Co.#	17,132	189,309
Staples, Inc.	63,382	1,126,298
Starbucks Corp.	22,535	518,080
Starwood Hotels & Resorts Worldwide, Inc.#	6,093	284,726
State Street Corp.	40,107	1,406,954
Synthes, Inc.	4,076	449,655
Target Corp.	37,258	1,906,119
Texas Instruments, Inc.#	14,271	328,661
The Allstate Corp.	10,245	282,762
The Coca-Cola Co.	53,872	3,012,522
The Gap, Inc.	32,095	542,085
The Hershey Co.#	23,176	1,076,989
The Sherwin-Williams Co.#	15,856	1,115,945
The Travelers Cos., Inc.	34,929	1,710,822
The Williams Cos., Inc.	72,618	1,316,564
Time Warner Cable, Inc.	30,561	1,577,253
TJX Cos., Inc.	14,137	561,098
UnitedHealth Group, Inc.	58,072	1,842,044
US Bancorp	30,973	644,238
Xerox Corp.	169,013	1,426,470
Zimmer Holdings, Inc.†#	7,345	346,464

		116,418,820

Total Common Stock
(cost $277,757,030)		256,305,254

PREFERRED STOCK - 0.2%
Germany - 0.2%

Bayerische Motoren Werke AG	10,877	402,903
Fresenius SE	681	48,449

Total Preferred Stock
(cost $430,663)		451,352

WARRANTS - 0.0%
Hong Kong - 0.0%

Henderson Land Development Co., Ltd.† Expires 06/01/11 (strike price 58.00HKD) (cost $ 0)	10,200	1,377

Total Long-Term Investment Securities
(cost $278,187,693)		256,757,983

SHORT-TERM INVESTMENT SECURITIES - 3.9%
Collective Investment Pool - 3.3%

Securities Lending Quality Trust(3)(4)	8,802,670	8,778,449

U.S. Government Treasuries - 0.6%

United States Treasury Bills
0.06% due 09/30/10@	$1,600,000	1,599,820

Total Short-Term Investment Securities
(cost $10,402,490)		10,378,269

REPURCHASE AGREEMENT - 1.9%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/2010, to be repurchased 09/01/10 in the amount of $5,134,001 and collateralized by $5,180,000 of Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $5,292,924 (cost $5,134,000)	5,134,000	5,134,000

TOTAL INVESTMENTS -
(cost $293,724,183) (5)	103.1%	272,270,252
Liabilities in excess of other assets	(3.1)	(8,293,838)

NET ASSETS -	100.0%	$263,976,414

†	Non-income producing security
#	The security or a portion thereof is out on loan.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $0 representing 0% of net assets.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At August 31, 2010, the Fund had loaned securities with a total value of $8,769,562. This was secured by collateral of $8,802,670, which was received in cash and subsequently invested in short-term investments currently valued at $8,778,449 as reported in the Portfolio of Investments. The remaining collateral of $141,856 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.47%	07/08/11
Federal Home Mtg. Assoc.	0.75%	06/29/12
Federal Home Loan Bank	0.37% to 1.63%	07/08/11 to 12/01/11
United States Treasury Notes/Bonds	0.88% to 1.00%	12/31/10 to 08/31/11

(5)		See Note 5 for cost of investments on a tax basis.
PPS	-	Price Protected Shares
RSP	-	Risparmio Savings Shares
SDR	-	Swedish Depository Receipt

Currency Legend

HKD	-	Hong Kong Dollar

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2010	Unrealized Appreciation (Depreciation)
154	Long	S&P 500 Index	September 2010	$8,071,682	$7,593,990	$(477,692)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Canada	$14,199,512	$—	$—	$14,199,512
France	13,417,665	—	—	13,417,665
Japan	28,076,102	—	—	28,076,102
United Kingdom	22,303,842	—	—	22,303,842
United States	116,418,820	—	—	116,418,820
Other Countries*	61,889,313	—	0	61,889,313
Preferred Stock	451,352	—	—	451,352
Warrants	1,377	—	—	1,377
Short Term Investment Securities:
Collective Investment Pool	—	8,778,449	—	8,778,449
U.S. Government Treasuries	—	1,599,820	—	1,599,820
Repurchase Agreement	—	5,134,000	—	5,134,000
Other Financial Instruments:+
Open Futures Contracts - Depreciation	(477,692)	—	—	(477,692)

Total	$256,280,291	$15,512,269	$0	$271,792,560

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2010	$0

Industry Allocation*
Diversified Banking Institutions	6.4%
Medical-Drugs	5.4
Banks-Commercial	4.7
Collective Investment Pool	3.3
Telephone-Integrated	3.3
Oil Companies-Integrated	3.3
Food-Misc.	3.2
Oil Companies-Exploration & Production	3.2
Computers	2.6
Insurance-Life/Health	2.5
Medical Products	2.3
Insurance-Multi-line	2.0
Repurchase Agreements	1.9
Computer Services	1.8
Diversified Minerals	1.8
Electric-Integrated	1.7
Cosmetics & Toiletries	1.7
Applications Software	1.6
Banks-Super Regional	1.5
Multimedia	1.4
Chemicals-Diversified	1.4
Auto-Cars/Light Trucks	1.4
Oil-Field Services	1.4
Beverages-Non-alcoholic	1.4
Insurance-Property/Casualty	1.4
Machinery-Construction & Mining	1.4
Retail-Restaurants	1.2
Web Portals/ISP	1.1
Electric Products-Misc.	1.1
Semiconductor Equipment	0.9
Food-Retail	0.9
Real Estate Investment Trusts	0.9
Transport-Rail	0.9
Cable/Satellite TV	0.9
Retail-Major Department Stores	0.8
Retail-Building Products	0.7
Medical-Biomedical/Gene	0.7
Retail-Discount	0.7
Gas-Distribution	0.7
Medical-HMO	0.7
Pipelines	0.7
Gold Mining	0.7
Pharmacy Services	0.7
Public Thoroughfares	0.7
Athletic Footwear	0.7
Consumer Products-Misc.	0.7
Machinery-Farming	0.7
U.S. Government Treasuries	0.6
Enterprise Software/Service	0.6
Wireless Equipment	0.6
Real Estate Operations & Development	0.6
Optical Supplies	0.6
Office Automation & Equipment	0.5
Banks-Fiduciary	0.5
Networking Products	0.5
Diversified Manufacturing Operations	0.5
Photo Equipment & Supplies	0.5
Auto/Truck Parts & Equipment-Original	0.4
Cellular Telecom	0.4
Coatings/Paint	0.4
Retail-Office Supplies	0.4
Food-Confectionery	0.4
Industrial Gases	0.4
Retail-Jewelry	0.4
Diversified Operations/Commercial Services	0.4
Investment Companies	0.4
Auto-Heavy Duty Trucks	0.4
Building-Heavy Construction	0.4
Agricultural Chemicals	0.4
Airlines	0.4
Electronic Components-Misc.	0.4
Retail-Regional Department Stores	0.3
Metal Processors & Fabrication	0.3
Commercial Services-Finance	0.3
Computers-Memory Devices	0.3
Electronic Components-Semiconductors	0.3
Paper & Related Products	0.3
Schools	0.3
Retail-Apparel/Shoe	0.3
Dialysis Centers	0.3
Audio/Video Products	0.3
Retail-Misc./Diversified	0.3
Building & Construction-Misc.	0.3
Diversified Operations	0.3
Finance-Credit Card	0.3
Finance-Investment Banker/Broker	0.3
Soap & Cleaning Preparation	0.2
Containers-Metal/Glass	0.2
Food-Catering	0.2
Medical-Generic Drugs	0.2
Advertising Services	0.2
Cruise Lines	0.2
Steel-Producers	0.2
Silver Mining	0.2
Building & Construction Products-Misc.	0.2
Mining	0.2
Printing-Commercial	0.2
Real Estate Management/Services	0.2
Machinery-Electrical	0.2
Retail-Drug Store	0.2
Transport-Marine	0.2
Food-Wholesale/Distribution	0.2
Metal-Copper	0.1
Building Products-Cement	0.1
Oil Refining & Marketing	0.1
Chemicals-Specialty	0.1
Building Products-Doors & Windows	0.1
Industrial Automated/Robotic	0.1
Finance-Other Services	0.1
Electronic Measurement Instruments	0.1
Security Services	0.1
Human Resources	0.1
Hotels/Motels	0.1
Distribution/Wholesale	0.1
Engineering/R&D Services	0.1
Electric-Distribution	0.1
Food-Baking	0.1
Textile-Products	0.1
E-Commerce/Services	0.1
Containers-Paper/Plastic	0.1
Metal-Diversified	0.1
Medical-Wholesale Drug Distribution	0.1
Computers-Integrated Systems	0.1
Resorts/Theme Parks	0.1
Recreational Vehicles	0.1
Engines-Internal Combustion	0.1
Building-Residential/Commercial	0.1
Non-Ferrous Metals	0.1
Diversified Financial Services	0.1
Telecommunication Equipment	0.1
Water	0.1
Retail-Automobile	0.1
Finance-Leasing Companies	0.1
Food-Dairy Products	0.1

103.1%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount(4)	Value (Note 1)
COMMON STOCK - 48.7%
Austria - 0.4%

Telekom Austria AG	120,080	$1,535,410

Bermuda - 0.7%

Invesco, Ltd.	62,094	1,123,901
PartnerRe, Ltd.#	20,510	1,526,970

		2,650,871

Canada - 0.2%

Talisman Energy, Inc.	61,800	971,900

China - 0.5%

China Telecom Corp., Ltd.	4,428,000	2,140,354

France - 4.0%

Alstom SA	20,900	996,916
AXA SA	129,445	2,011,941
Compagnie Generale des Etablissements Michelin, Class B	20,240	1,503,297
France Telecom SA ADR#	153,242	3,110,813
GDF Suez	24,180	748,740
Ipsen SA	4,310	147,197
Sanofi-Aventis SA	47,002	2,696,431
Total SA	66,840	3,123,000
Vivendi SA	74,974	1,749,149

		16,087,484

Germany - 4.3%

Bayerische Motoren Werke AG	41,225	2,176,679
Deutsche Post AG	144,737	2,367,010
E.ON AG	63,567	1,788,731
Merck KGaA	19,110	1,659,844
Muenchener Rueckversicherungs AG	17,500	2,235,430
Rhoen-Klinikum AG	56,666	1,243,031
SAP AG ADR#	56,330	2,452,608
Siemens AG ADR	39,400	3,566,882

		17,490,215

Hong Kong - 0.3%

Cheung Kong Holdings, Ltd.	96,324	1,217,246

Ireland - 1.4%

Accenture PLC, Class A	84,340	3,086,844
Covidien PLC	25,291	893,784
CRH PLC	95,561	1,489,526

		5,470,154

Israel - 0.6%

Check Point Software Technologies, Ltd.†#	73,229	2,554,960

Italy - 0.6%

ENI SpA	73,669	1,462,906
Intesa Sanpaolo SpA	401,765	1,127,738

		2,590,644

Japan - 2.2%

FUJIFILM Holdings Corp.	44,607	1,353,980
ITOCHU Corp.	195,500	1,596,393
Konica Minolta Holdings, Inc.	94,500	825,652
Mitsubishi UFJ Financial Group, Inc.	116,000	553,696
Nintendo Co., Ltd.#	8,524	2,372,231
Toyota Motor Co. ADR#	29,300	1,987,712

		8,689,664

Netherlands - 1.5%

ING Groep NV CVA†	268,341	2,386,508
Koninklijke Philips Electronics NV	70,726	1,981,665
Reed Elsevier NV	155,953	1,868,211

		6,236,384

Norway - 1.2%

Statoil ASA	83,870	1,575,716
Telenor ASA	212,512	3,113,211

		4,688,927

Russia - 0.2%

Gazprom OAO ADR#	47,700	975,465

Singapore - 1.8%

DBS Group Holdings, Ltd.#	329,095	3,369,855
Singapore Telecommunications, Ltd.	1,667,000	3,787,798

		7,157,653

South Africa - 0.3%

Sasol, Ltd. ADR	29,100	1,097,070

South Korea - 1.3%

KB Financial Group, Inc. ADR	29,280	1,192,867
Samsung Electronics Co., Ltd.	6,747	4,254,510

		5,447,377

Spain - 0.9%

Telefonica SA ADR#	56,803	3,777,967

Switzerland - 3.3%

ACE, Ltd.#	57,657	3,082,920
Adecco SA	26,910	1,254,784
Basilea Pharmaceutica AG†	2,030	116,771
Lonza Group AG	15,340	1,272,982
Novartis AG	43,790	2,301,105
Roche Holding AG	19,160	2,604,363
Tyco Electronics, Ltd.	37,301	914,620
Tyco International, Ltd.	50,931	1,898,708

		13,446,253

Taiwan - 0.5%

Taiwan Semiconductor Manufacturing Co., Ltd.	1,175,914	2,162,119

Turkey - 0.4%

Turkcell Iletisim Hizmet AS ADR	99,400	1,575,490

United Kingdom - 7.3%

Aviva PLC	328,540	1,909,651
BAE Systems PLC	411,019	1,857,670
BP PLC	364,085	2,125,191
British Sky Broadcasting Group PLC	133,728	1,451,026
G4S PLC	569,643	2,205,051
GlaxoSmithKline PLC	126,106	2,361,445
HSBC Holdings PLC	88,253	859,414
Kingfisher PLC	285,880	896,610
Marks & Spencer Group PLC	323,360	1,716,383
Pearson PLC	118,479	1,767,085
Royal Dutch Shell PLC, Class B	97,886	2,504,801
Tesco PLC	382,710	2,388,566
Unilever PLC	101,385	2,677,523
Vodafone Group PLC ADR#	163,547	3,954,566
Wolseley PLC†	46,383	895,594

		29,570,576

United States - 14.8%

Amgen, Inc.†		66,240	3,380,890
AON Corp.#		37,700	1,366,248
Baker Hughes, Inc.		25,510	958,666
Biogen Idec, Inc.†		10,060	541,228
Brocade Communications Systems, Inc.†#		104,940	526,799
Cisco Systems, Inc.†		141,870	2,844,493
Comcast Corp., Special Class A		171,115	2,749,818
CVS Caremark Corp.		74,220	2,003,940
Dr Pepper Snapple Group, Inc.		55,780	2,053,820
General Electric Co.		109,610	1,587,153
Home Depot, Inc.		46,950	1,305,679
Isis Pharmaceuticals, Inc.†#		40,300	315,952
Merck & Co., Inc.		100,530	3,534,635
Microsoft Corp.		144,404	3,390,606
News Corp., Class A#		160,567	2,018,327
Onyx Pharmaceuticals, Inc.†#		16,930	407,844
Oracle Corp.		89,720	1,963,074
Pfizer, Inc.		223,479	3,560,020
PG&E Corp.		64,820	3,030,983
Quest Diagnostics, Inc.#		50,660	2,203,710
Regeneron Pharmaceuticals, Inc.†#		20,570	452,129
Target Corp.		33,413	1,709,409
The Bank of New York Mellon Corp.#		88,140	2,139,158
The Progressive Corp.		137,590	2,724,282
The Walt Disney Co.		37,070	1,208,111
Time Warner Cable, Inc.		56,018	2,891,089
Time Warner, Inc.		64,972	1,947,860
United Parcel Service, Inc., Class B		35,370	2,256,606
Viacom, Inc., Class B		64,100	2,014,022
Watson Pharmaceuticals, Inc.†		66,670	2,871,477

			59,958,028

Total Common Stock (cost $226,979,881)			197,492,211

PREFERRED STOCK - 1.2%
Brazil - 1.2%

Petroleo Brasileiro SA ADR		68,480	2,024,269
Vale SA, Class A ADR		125,110	2,955,098

Total Preferred Stock (cost $3,339,904)			4,979,367

CORPORATE BONDS & NOTES - 0.3%
Venezuela - 0.3%

Petroleos de Venezuela SA Senior Notes zero coupon due 07/10/11 (cost $1,032,929)		1,160,000	1,046,900

GOVERNMENT AGENCIES - 41.4%
Argentina - 0.6%

Republic of Argentina Senior Bonds 0.68% due 08/03/12(1)		11,593,000	2,631,611

Australia - 2.8%

New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 03/01/17	AUD	2,575,000	2,360,871
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	2,510,000	2,286,000
Queensland Treasury Corp. Local Government Guar. 6.00% due 06/14/11	AUD	2,040,000	1,836,084
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,356,856
Queensland Treasury Corp. Local Government Guar. 6.00% due 09/14/17	AUD	1,050,000	989,536
Western Australia Treasury Corp. Local Government Guar. 5.50% due 07/17/12	AUD	1,600,000	1,447,948

			11,277,295

Brazil - 3.4%

Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	2,625,000	2,910,721
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45	BRL	4,750,000	5,381,022
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	1,995,000	1,134,253
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,635,204
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,819,068

			13,880,268

Hungary - 1.3%

Republic of Hungary Bonds 3.50% due 07/18/16	EUR	135,000	155,596
Republic of Hungary Bonds 3.88% due 02/24/20	EUR	495,000	550,446
Republic of Hungary Bonds 4.38% due 07/04/17	EUR	685,000	815,983
Republic of Hungary Bonds 5.75% due 06/11/18	EUR	2,165,000	2,747,027
Republic of Hungary Bonds 6.25% due 01/29/20		910,000	936,714

			5,205,766

Indonesia - 4.4%

Republic of Indonesia Senior Bonds 7.75% due 01/17/38		100,000	137,000

Republic of Indonesia Senior Bonds 7.75% due 01/17/38*		1,128,000	1,545,360
Republic of Indonesia Senior Bonds 8.50% due 10/12/35*		100,000	145,880
Republic of Indonesia Bonds 9.00% due 09/15/18	IDR	2,780,000,000	323,391
Republic of Indonesia Bonds 9.50% due 07/15/23	IDR	7,720,000,000	917,868
Republic of Indonesia Bonds 10.00% due 02/15/28	IDR	6,235,000,000	734,148
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	1,280,000,000	160,612
Republic of Indonesia Bonds 10.25% due 07/15/27	IDR	1,640,000,000	197,514
Republic of Indonesia Bonds 10.75% due 05/15/16	IDR	39,900,000,000	4,998,302
Republic of Indonesia Bonds 11.00% due 11/15/20	IDR	21,782,000,000	2,863,520
Republic of Indonesia Bonds 11.63% due 03/04/19*		1,120,000	1,708,000
Republic of Indonesia Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,324,542
Republic of Indonesia Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,255,239
Republic of Indonesia Bonds 14.28% due 12/15/13	IDR	4,200,000,000	558,299

			17,869,675

Lithuania - 1.0%

Republic of Lithuania Bonds 7.38% due 02/11/20*		3,560,000	4,010,155

Malaysia - 0.9%

Government of Malaysia Bonds 3.46% due 07/31/13	MYR	6,960,000	2,231,624
Government of Malaysia Bonds 3.76% due 04/28/11	MYR	900,000	288,386
Government of Malaysia Bonds 3.81% due 02/15/17	MYR	3,115,000	1,008,405

			3,528,415

Mexico - 5.6%

United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,580,670
United Mexican States Bonds 8.00% due 12/19/13	MXN	32,400,000	2,646,366
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,407,632
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	377,357
United Mexican States Bonds 10.00% due 12/05/24	MXN	109,200,000	10,839,420
United Mexican States Bonds 10.00% due 11/20/36	MXN	29,000,000	2,943,853

			22,795,298

Norway - 0.7%

Kingdom of Norway Bonds 6.00% due 05/16/11	NOK	16,000,000	2,600,446
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	362,402

			2,962,848

Poland - 4.5%

Government of Poland Bonds zero coupon due 01/25/12	PLN	6,430,000	1,915,167
Government of Poland Bonds 4.75% due 04/25/12	PLN	25,030,000	7,953,465
Government of Poland Bonds 5.75% due 04/25/14	PLN	5,380,000	1,743,527
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	511,662
Government of Poland Bonds 6.25% due 10/24/15	PLN	8,685,000	2,874,647
Government of Poland Bonds 6.38% due 07/15/19		2,620,000	3,087,798

			18,086,266

Qatar - 0.5%

State of Qatar Senior Notes 6.55% due 04/09/19#*		1,630,000	1,956,000

Russia - 2.0%

Russian Federation Bonds 7.50% due 03/31/30*(2)		6,969,920	8,252,385

South Africa - 1.4%

Republic of South Africa Senior Notes 4.50% due 04/05/16	EUR	275,000	363,514
Republic of South Africa Bonds 5.25% due 05/16/13	EUR	500,000	676,712
Republic of South Africa Bonds 5.88% due 05/30/22#		700,000	799,750
Republic of South Africa Senior Notes 6.50% due 06/02/14		120,000	136,200
Republic of South Africa Bonds 6.88% due 05/27/19#		2,910,000	3,532,012

			5,508,188

South Korea - 6.9%

KDICB Redemption Fund Bonds 5.28% due 02/15/13	KRW	1,104,000,000	940,324
Republic of South Korea Bonds 4.00% due 06/10/12	KRW	7,323,970,000	6,164,780
Republic of South Korea Bonds 4.75% due 12/10/11	KRW	9,333,650,000	7,925,856
Republic of South Korea Bonds 5.00% due 09/10/16	KRW	80,000,000	69,800
Republic of South Korea Bonds 5.25% due 09/10/12	KRW	6,755,000,000	5,820,248
Republic of South Korea Bonds 5.25% due 03/10/13	KRW	241,970,000	209,917
Republic of South Korea Bonds 5.50% due 06/10/11	KRW	2,476,640,000	2,104,638
Republic of South Korea Bonds 5.75% due 12/10/10	KRW	1,881,000,000	1,581,992
Republic of South Korea Bonds 7.13% due 04/16/19		2,470,000	3,135,571

			27,953,126

SupraNational - 0.8%

Corporacion Andina de Fomento Notes 8.13% due 06/04/19		1,340,000	1,692,644
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,399,828

			3,092,472

Sweden - 3.3%

Kingdom of Sweden Bonds 5.25% due 03/15/11	SEK	68,205,000	9,436,891
Kingdom of Sweden Bonds 5.50% due 10/08/12	SEK	27,480,000	4,039,048

			13,475,939

United Arab Emirates - 0.5%

Emirate of Abu Dhabi Notes 6.75% due 04/08/19#*		1,600,000	1,943,470

Venezuela - 0.3%

Republic of Venezuela Notes 10.75% due 09/19/13#		1,415,000	1,337,175

Vietnam - 0.5%

Republic of Vietnam Bonds 6.75% due 01/29/20*		1,695,000	1,848,094

Total Government Agencies (cost $150,804,620)			167,614,446

MUNICIPAL BONDS & NOTES - 1.4%
United States - 1.4%

Bay Area Toll Authority California Revenue Bonds Series S-1 6.79% due 04/01/30		1,000,000	1,074,680
California State General Obligation 6.00% due 04/01/38		3,140,000	3,486,153
Los Angeles California Community College District General Obligation Series D 6.68% due 08/01/36		185,000	201,495
Los Angeles Unified School District General Obligation Series KRY 5.25% due 07/01/26		225,000	254,891
State of California General Obligation Bonds 7.63% due 03/01/40		685,000	782,832

Total Municipal Bonds & Notes (cost $5,329,705)			5,800,051

Total Long-Term Investment Securities (cost $387,487,039)			376,932,975

SHORT-TERM INVESTMENT SECURITIES - 10.7%
Collective Investment Pool - 6.1%

Securities Lending Quality Trust(3)		24,848,609	24,780,239
Foreign Government Treasuries - 0.9%

Egypt Treasury Bills: 10.03% due 03/22/11	EGP	250,000	41,473

10.10% due 10/05/10	EGP	125,000	21,714
10.25% due 11/02/10	EGP	375,000	64,706
10.25% due 06/07/11	EGP	125,000	20,292
10.30% due 11/02/10	EGP	300,000	51,764
10.31% due 12/07/10	EGP	1,475,000	252,197
10.34% due 08/09/11	EGP	450,000	71,812
10.35% due 12/21/10	EGP	125,000	21,292
10.37% due 06/07/11	EGP	450,000	73,053
10.42% due 07/12/11	EGP	450,000	72,360
10.44% due 03/08/11	EGP	200,000	33,341
10.55% due 12/21/10	EGP	225,000	38,326
10.69% due 02/08/11	EGP	1,675,000	281,452
10.74% due 02/08/11	EGP	1,425,000	239,445
10.87% due 02/08/11	EGP	1,775,000	298,256
10.92% due 02/08/11	EGP	1,775,000	298,256

			1,879,739

Israel Treasury Bills:
2.14% due 07/06/11	ILS	2,090,600	538,710
2.15% due 07/06/11	ILS	1,899,400	489,442
2.24% due 08/03/11	ILS	1,977,000	508,245

			1,536,397

U.S. Government Agencies - 3.7%
Federal Home Loan Bank
0.10% due 09/01/10		12,500,000	12,500,000
0.11% due 09/01/10		2,660,000	2,660,000

			15,160,000

Total Short-Term Investment Securities (cost $43,492,880)			43,356,375

TOTAL INVESTMENTS - (cost $430,979,919)(5)		103.7%	420,289,350
Liabilities in excess of other assets		(3.7)	(15,154,229)

NET ASSETS -		100.0%	$405,135,121

#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $21,409,344 representing 5.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(2)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

CVA - Certification Van Aandelen (Dutch Cert.)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America Securities LLC	EUR	2,339,367	SEK	23,782,000	9/22/2010	$252,002	$—

Barclays Investment, Inc.	EUR	773,748	NOK	6,799,000	9/7/2010	97,139	—
	EUR	204,400	USD	300,948	9/20/2010	41,928	—
	EUR	462,350	USD	670,870	1/14/2011	85,102	—
	EUR	375,660	USD	538,828	1/19/2011	62,896	—
	EUR	1,640,000	USD	2,238,067	2/9/2011	160,424	—
	EUR	1,399,000	USD	1,911,734	2/10/2011	139,407	—
	EUR	846,089	NOK	6,799,000	8/25/2011	—	(13,207)
	EUR	204,400	USD	258,668	8/25/2011	—	(191)
	NOK	6,799,000	EUR	860,089	9/7/2010	12,276	—
	USD	259,064	EUR	204,400	9/20/2010	—	(44)
	USD	928,021	AUD	1,064,000	12/10/2010	7,584	—
	USD	144,329	CLP	77,400,000	2/11/2011	8,610	—

						615,366	(13,442)

Citibank N.A.	EUR	1,203,000	USD	1,730,155	1/10/2011	206,015	—
	EUR	375,660	USD	543,796	1/13/2011	67,857	—
	EUR	2,172,000	USD	2,980,733	2/8/2011	229,116	—
	MXN	8,343,000	USD	614,314	12/2/2010	—	(11,889)
	USD	190,866	PHP	9,044,000	10/8/2010	7,765	—
	USD	624,233	CLP	327,410,000	2/25/2011	22,230	—
	USD	305,638	CLP	159,543,000	4/28/2011	8,102	—
	USD	145,461	CLP	79,240,000	5/31/2011	10,023	—
	USD	52,869	INR	2,552,000	7/18/2011	—	(551)

						551,108	(12,440)

Deutsche Bank AG	EUR	137,754	USD	204,704	11/18/2010	30,153	—
	EUR	190,735	USD	285,816	11/29/2010	44,140	—
	EUR	2,243,000	USD	3,205,942	1/11/2011	364,182	—
	EUR	1,812,588	NOK	15,082,000	2/9/2011	74,676	—
	EUR	411,000	USD	561,960	2/10/2011	41,284	—
	EUR	849,000	USD	1,166,475	2/18/2011	90,938	—
	EUR	361,590	MYR	1,491,000	7/18/2011	8,360	—
	EUR	401,152	MYR	1,683,000	7/20/2011	18,258	—
	EUR	515,708	MYR	2,164,000	7/25/2011	23,442	—
	EUR	731,689	SEK	6,934,000	7/27/2011	4,500	—
	INR	11,044,000	USD	235,731	9/1/2010	952	—
	NZD	1,481,419	USD	1,019,587	1/28/2011	—	(1,134)
	USD	221,323	INR	11,044,000	9/1/2010	13,456	—
	USD	1,456,201	ILS	5,519,000	9/8/2010	—	(9,298)
	USD	477,179	PHP	23,022,000	10/4/2010	28,671	—
	USD	1,452,590	ILS	5,469,000	10/5/2010	—	(19,399)
	USD	572,635	PHP	27,526,000	10/5/2010	32,112	—
	USD	477,192	PHP	22,596,000	10/7/2010	19,133	—
	USD	381,746	PHP	18,081,000	10/8/2010	15,363	—
	USD	114,529	PHP	5,384,000	10/12/2010	3,666	—
	USD	116,036	MYR	394,093	10/13/2010	9,205	—
	USD	103,611	PHP	4,878,000	10/19/2010	3,393	—
	USD	414,453	PHP	19,500,000	10/21/2010	13,206	—
	USD	397,479	PHP	18,920,000	10/25/2010	17,277	—
	USD	514,193	INR	24,418,000	10/26/2010	875	—
	USD	158,982	PHP	7,593,000	10/28/2010	7,413	—
	USD	1,856,924	AUD	2,129,500	12/1/2010	17,578	—
	USD	748,081	AUD	853,000	12/9/2010	2,073	—
	USD	928,446	AUD	1,064,000	12/10/2010	7,158	—
	USD	3,883,566	ILS	14,495,800	1/7/2011	—	(90,423)
	USD	165,478	PHP	7,703,000	1/18/2011	1,889	—

	USD	103,124	PHP	4,819,000	1/19/2011	1,569	—
	USD	634,991	CLP	319,210,000	1/27/2011	—	(3,735)
	USD	1,450,439	CLP	734,720,000	1/28/2011	2,433	—
	USD	1,039,616	NZD	1,481,419	1/28/2011	—	(18,894)
	USD	854,943	CLP	443,230,000	1/31/2011	21,382	—
	USD	2,201,943	CNY	14,622,000	2/1/2011	—	(50,307)
	USD	144,253	CLP	77,500,000	2/10/2011	8,892	—
	USD	283,084	CLP	151,620,000	2/11/2011	16,511	—
	USD	144,392	CLP	76,600,000	2/14/2011	6,942	—
	USD	1,026,140	MYR	3,542,747	2/14/2011	91,064	—
	USD	66,730	CLP	34,900,000	2/18/2011	2,205	—
	USD	491,262	CLP	257,590,000	2/22/2011	17,425	—
	USD	200,268	CLP	104,700,000	2/25/2011	6,460	—
	USD	357,544	CLP	186,960,000	2/28/2011	11,544	—
	USD	580,688	CLP	303,700,000	3/1/2011	18,831	—
	USD	76,938	CLP	40,200,000	3/2/2011	2,415	—
	USD	363,881	CLP	190,310,000	3/4/2011	11,730	—
	USD	739,376	CLP	373,200,000	3/10/2011	—	(3,092)
	USD	721,946	CLP	372,560,000	3/15/2011	12,832	—
	USD	341,366	CLP	179,490,000	3/31/2011	12,256	—
	USD	363,238	CLP	190,700,000	4/4/2011	12,369	—
	USD	472,160	INR	21,429,000	4/11/2011	—	(28,803)
	USD	1,012,338	INR	45,950,000	4/12/2011	—	(61,746)
	USD	233,965	INR	10,622,000	4/19/2011	—	(14,376)
	USD	475,160	INR	21,520,000	4/26/2011	—	(30,587)
	USD	146,704	CLP	77,900,000	5/10/2011	6,363	—
	USD	519,186	CLP	280,490,000	5/19/2011	31,628	—
	USD	207,273	CLP	113,140,000	5/27/2011	14,789	—
	USD	613,573	INR	29,157,000	6/1/2011	—	(13,390)
	USD	444,291	INR	21,477,000	6/7/2011	—	(2,432)
	USD	120,969	INR	5,815,000	6/10/2011	—	(1,365)
	USD	305,307	INR	14,554,000	6/16/2011	—	(6,113)
	USD	278,471	INR	13,258,000	6/20/2011	—	(6,013)
	USD	322,801	INR	15,233,000	6/24/2011	—	(9,865)
	USD	208,536	INR	10,114,000	7/11/2011	—	(1,066)
	USD	105,688	INR	5,110,000	7/12/2011	—	(875)
	USD	281,840	MYR	912,824	7/12/2011	3,728	—
	USD	1,094,450	MYR	3,540,000	7/13/2011	12,953	—
	USD	500,231	MYR	1,621,000	7/18/2011	6,743	—
	USD	786,310	MYR	2,557,000	7/20/2011	13,329	—
	USD	955,880	MYR	3,109,000	7/25/2011	16,160	—
	USD	322,799	INR	15,617,000	8/24/2011	—	(3,658)
	USD	226,916	INR	11,044,000	9/1/2011	—	(1,382)

						1,255,906	(377,953)

HSBC Securities, Inc.	EUR	509,152	CNY	5,013,880	10/15/2010	91,503	—
	EUR	510,083	CNY	5,038,333	10/18/2010	93,942	—
	EUR	681,747	CNY	6,753,219	10/19/2010	128,402	—
	EUR	328,084	CNY	3,265,000	12/6/2010	64,245	—
	EUR	355,000	USD	485,480	2/8/2011	35,745	—
	EUR	1,230,000	USD	1,682,148	2/9/2011	123,915	—
	NZD	110,442	USD	74,317	2/14/2011	—	(1,675)
	USD	381,747	PHP	18,467,000	10/4/2010	24,019	—
	USD	572,621	PHP	27,532,000	10/5/2010	32,258	—
	USD	381,742	PHP	18,115,000	10/8/2010	16,113	—
	USD	190,878	PHP	8,977,000	10/13/2010	6,173	—
	USD	632,416	CNY	4,173,000	10/21/2010	—	(19,237)
	USD	672,135	CNY	4,425,205	10/25/2010	—	(21,870)
	USD	596,201	PHP	28,409,000	10/25/2010	26,568	—
	USD	1,137,211	CNY	7,508,097	10/26/2010	—	(33,916)
	USD	171,393	INR	8,148,000	10/26/2010	480	—
	USD	516,710	PHP	24,566,000	10/26/2010	21,755	—
	USD	678,188	CNY	4,486,553	10/27/2010	—	(18,894)

	USD	257,096	INR	12,138,000	10/27/2010	—	(1,096)
	USD	391,212	CNY	2,591,000	12/6/2010	—	(10,343)
	USD	663,289	CNY	4,410,209	12/14/2010	—	(14,906)
	USD	666,206	CNY	4,427,271	12/15/2010	—	(15,302)
	USD	729,822	MYR	2,508,772	12/22/2010	63,909	—
	USD	356,120	MYR	1,224,911	12/23/2010	31,396	—
	USD	402,355	MYR	1,385,872	12/28/2010	35,951	—
	USD	146,034	PHP	6,830,000	1/14/2011	2,427	—
	USD	289,325	PHP	13,506,000	1/18/2011	4,126	—
	USD	1,888,000	KRW	2,228,406,400	2/9/2011	—	(44,394)
	USD	77,807	NZD	110,442	2/14/2011	—	(1,815)
	USD	259,287	MYR	892,000	2/17/2011	21,954	—
	USD	699,997	INR	33,693,000	6/3/2011	—	(6,572)
	USD	120,365	INR	5,733,000	6/8/2011	—	(2,427)
	USD	301,069	INR	14,470,000	6/13/2011	—	(3,525)
	USD	215,323	INR	10,230,000	6/27/2011	—	(5,220)
	USD	272,178	MYR	883,000	7/29/2011	3,845	—
	USD	559,858	MYR	1,800,000	8/8/2011	2,557	—
	USD	373,113	INR	18,021,000	8/24/2011	—	(4,846)

						831,283	(206,038)

JPMorgan Chase & Co.	EUR	586,635	USD	868,572	9/24/2010	125,178	—
	EUR	39,232	MYR	200,000	9/28/2010	13,906	—
	EUR	548,072	USD	793,349	1/13/2011	98,975	—
	EUR	1,064,000	USD	1,447,678	2/16/2011	99,767	—
	EUR	517,939	MYR	2,164,000	7/27/2011	20,557	—
	EUR	636,635	USD	803,812	8/29/2011	—	(2,440)
	MYR	200,000	EUR	50,211	9/28/2010	6	—
	USD	741,037	EUR	586,635	9/24/2010	2,356	—
	USD	152,709	PHP	7,272,000	10/6/2010	7,040	—
	USD	190,876	PHP	9,021,000	10/8/2010	7,250	—
	USD	469,295	PHP	21,971,000	10/13/2010	12,982	—
	USD	62,175	PHP	2,916,000	10/15/2010	1,819	—
	USD	207,230	PHP	9,682,000	10/18/2010	5,178	—
	USD	207,238	PHP	9,792,000	10/21/2010	7,512	—
	USD	198,740	PHP	9,466,000	10/25/2010	8,769	—
	USD	330,657	CNY	2,198,867	12/13/2010	—	(7,388)
	USD	713,092	MYR	2,432,356	12/16/2010	56,743	—
	USD	462,329	MYR	1,576,495	12/17/2010	36,598	—
	USD	550,806	MYR	1,886,510	12/21/2010	46,089	—
	USD	915,158	PHP	42,561,000	1/13/2011	10,072	—
	USD	412,703	PHP	19,234,000	1/19/2011	5,160	—
	USD	190,211	CLP	96,770,000	1/28/2011	1,147	—
	USD	242,745	INR	11,460,000	2/4/2011	—	(3,984)
	USD	133,588	CLP	70,000,000	2/18/2011	4,677	—
	USD	226,895	CLP	118,700,000	2/22/2011	7,513	—
	USD	61,217	CLP	32,200,000	2/28/2011	2,351	—
	USD	136,795	CLP	70,600,000	3/21/2011	2,389	—
	USD	681,927	INR	30,864,000	4/13/2011	—	(43,491)
	USD	669,377	INR	30,296,000	4/15/2011	—	(42,816)
	USD	332,981	INR	15,134,000	4/19/2011	—	(20,115)
	USD	227,029	MYR	740,795	4/19/2011	5,724	—
	USD	653,734	MYR	2,123,000	4/22/2011	13,185	—
	USD	188,442	CLP	98,979,000	4/27/2011	6,212	—
	USD	67,741	INR	3,070,000	4/27/2011	—	(4,325)
	USD	336,099	INR	15,232,000	4/28/2011	—	(21,490)
	USD	336,578	INR	15,247,000	4/29/2011	—	(21,691)
	USD	211,137	INR	10,067,000	6/22/2011	—	(4,292)
	USD	1,717,505	MYR	5,625,000	6/29/2011	43,272	—
	USD	335,195	INR	16,267,000	7/12/2011	—	(1,536)
	USD	52,782	INR	2,552,000	7/20/2011	—	(473)
	USD	1,007,210	MYR	3,269,000	7/27/2011	14,761	—
	USD	62,627	MYR	200,000	8/29/2011	—	(197)

						667,188	(174,238)

Merrill Lynch	USD	144,253	CLP	77,500,000	2/10/2011	8,892	—
	USD	133,472	CLP	70,400,000	2/23/2011	5,546	—
	USD	74,385	CLP	39,000,000	3/1/2011	2,603	—

						17,041	—

Morgan Stanley and Co., Inc.	USD	921,000	AUD	1,105,921	2/8/2011	44,695	—
	USD	288,685	CLP	152,700,000	2/16/2011	12,963	—
	USD	696,882	CLP	365,600,000	2/22/2011	25,101	—
	USD	133,473	CLP	69,900,000	2/24/2011	4,550	—
	USD	285,698	CLP	149,380,000	2/25/2011	9,249	—
	USD	307,722	CLP	161,400,000	3/1/2011	10,890	—
	USD	147,368	CLP	76,300,000	3/15/2011	3,113	—
	USD	1,150,000	ILS	4,318,135	3/29/2011	—	(21,489)
	USD	629,307	CLP	330,550,000	4/25/2011	20,845	—

						131,406	(21,489)

UBS AG	EUR	885,208	SEK	9,000,000	9/23/2010	95,471	—
	EUR	1,333,312	USD	1,954,942	9/23/2010	265,346	—
	EUR	701,089	USD	1,047,287	11/18/2010	158,932	—
	EUR	927,570	NOK	7,931,000	11/29/2010	76,229	—
	EUR	297,971	NOK	2,570,000	12/1/2010	27,958	—
	EUR	195,111	USD	293,539	12/7/2010	46,322	—
	EUR	2,118,000	USD	3,028,422	1/11/2011	345,031	—
	EUR	866,907	USD	1,258,038	1/13/2011	159,719	—
	EUR	664,629	USD	935,133	1/25/2011	93,113	—
	EUR	177,000	USD	247,853	1/31/2011	23,615	—
	EUR	906,268	NOK	7,552,200	2/8/2011	39,191	—
	EUR	1,629,000	USD	2,236,373	2/8/2011	172,660	—
	EUR	1,268,778	NOK	10,555,600	2/9/2011	52,033	—
	EUR	1,210,000	USD	1,663,895	2/11/2011	131,007	—
	EUR	1,064,000	USD	1,446,934	2/16/2011	99,022	—
	EUR	849,000	USD	1,166,365	2/18/2011	90,828	—
	EUR	729,000	USD	982,036	4/13/2011	58,612	—
	EUR	732,501	SEK	6,934,000	7/15/2011	3,786	—
	EUR	843,025	NOK	6,799,000	8/22/2011	—	(9,171)
	EUR	843,810	NOK	6,799,000	8/23/2011	—	(10,217)
	EUR	946,362	SEK	9,000,000	8/26/2011	9,045	—
	EUR	1,333,312	USD	1,687,200	8/26/2011	—	(1,351)
	SEK	9,000,000	EUR	952,179	9/23/2010	—	(10,605)
	USD	1,689,306	EUR	1,333,312	9/23/2010	290	—
	USD	921,000	AUD	1,105,616	2/8/2011	44,423	—

						1,992,633	(31,344)

Net Unrealized Appreciation (Depreciation)						$6,313,933	$(836,944)

Currency Legend

AUD - Australian Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNY - Yuan Renminbi

EGP - Egyptian Pound

EUR - Euro Dollar

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Polish Zloty

SEK - Swedish Krona

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
United Kingdom	$29,570,576	$—	$—	$29,570,576
United States	59,958,028	—	—	59,958,028
Other Countries*	107,963,607	—	—	107,963,607
Preferred Stock	4,979,367	—	—	4,979,367
Corporate Bonds & Notes	—	1,046,900	—	1,046,900
Government Agencies	—	167,614,446	—	167,614,446
Municipal Bonds & Notes	—	5,800,051	—	5,800,051
Short-Term Investment Securities:
Collective Investment Pool	—	24,780,239	—	24,780,239
Foreign Government Treasuries	—	3,416,136	—	3,416,136
U.S. Government Agencies	—	15,160,000	—	15,160,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	6,313,933	—	6,313,933
Open Forward Foreign Currency Contracts - Depreciation	—	(836,944)	—	(836,944)

Total	$202,471,578	$223,294,761	$—	$425,766,339

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Industry Allocation*
Sovereign	40.6%
Collective Investment Pool	6.1
Medical-Drugs	4.7
U.S. Government Agencies	3.7
Oil Companies-Integrated	3.7
Multimedia	2.6
Telecom Services	2.2
Telephone-Integrated	2.1
Insurance-Multi-line	1.9
Cable/Satellite TV	1.8
Diversified Manufacturing Operations	1.7
Applications Software	1.5
U.S. Municipal Bonds & Notes	1.4
Banks-Commercial	1.4
Electric-Integrated	1.4
Cellular Telecom	1.4
Transport-Services	1.1
Medical-Biomedical/Gene	1.1
Enterprise Software/Service	1.1
Electronic Components-Semiconductors	1.1
Auto-Cars/Light Trucks	1.0
Insurance-Reinsurance	0.9
Foreign Government Treasuries	0.8
SupraNational Banks	0.8
Computer Services	0.8
Diversified Minerals	0.7
Electronic Components-Misc.	0.7
Medical-Generic Drugs	0.7
Networking Products	0.7
Insurance-Property/Casualty	0.7
Food-Misc.	0.7
Food-Retail	0.6
Toys	0.6
Security Services	0.5
Medical Labs & Testing Services	0.5
Retail-Building Products	0.5
Photo Equipment & Supplies	0.5
Semiconductor Components-Integrated Circuits	0.5
Banks-Fiduciary	0.5
Beverages-Non-alcoholic	0.5
Retail-Drug Store	0.5
Oil Companies-Exploration & Production	0.5
Insurance-Life/Health	0.5
Publishing-Books	0.5
Aerospace/Defense	0.5
Retail-Major Department Stores	0.4
Retail-Discount	0.4
Import/Export	0.4
Rubber-Tires	0.4
Building Products-Cement	0.4
Diversified Banking Institutions	0.4
Insurance Brokers	0.3
Chemicals-Specialty	0.3
Human Resources	0.3
Medical-Hospitals	0.3
Real Estate Operations & Development	0.3
Investment Management/Advisor Services	0.3
Machinery-General Industrial	0.3
Oil-Field Services	0.2
Distribution/Wholesale	0.2
Medical Products	0.2
Therapeutics	0.2
Computers-Integrated Systems	0.1

103.7%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES - 35.9%
Federal Farm Credit Bank - 2.7%

4.88% due 12/16/15	$2,000,000	$2,310,978
4.88% due 01/17/17#	1,000,000	1,160,630

		3,471,608

Federal Home Loan Bank - 5.3%

4.75% due 09/11/15	1,000,000	1,148,548
4.88% due 11/27/13	2,000,000	2,247,244
5.38% due 08/19/11	2,000,000	2,094,182
5.38% due 06/14/13	1,000,000	1,123,927

		6,613,901

Federal Home Loan Mtg. Corp. - 7.0%

4.50% due 09/01/19	470,015	502,406
4.75% due 11/17/15#	3,000,000	3,454,452
5.00% due 12/14/18	1,000,000	1,116,914
5.00% due 10/01/34	345,924	370,157
5.34% due 12/01/35(1)	101,189	107,969
5.50% due 12/01/36	240,557	257,607
5.75% due 01/15/12	2,000,000	2,142,042
6.00% due 11/01/33	499,425	547,244
6.50% due 02/01/32	190,337	210,941
7.50% due 09/01/16	75,709	82,322
8.00% due 02/01/30	4,461	5,136
8.00% due 08/01/30	1,079	1,242
8.00% due 06/01/31	5,496	6,327

		8,804,759

Federal National Mtg. Assoc. - 20.2%

2.49% due 02/01/35(1)	20,326	20,943
2.88% due 10/12/10	20,000,000	20,060,860
4.81% due 11/01/34(1)	60,040	62,763
5.00% due 02/16/12#	752,000	800,685
5.00% due 02/01/19	447,125	478,613
5.00% due 12/01/36	602,095	641,732
5.25% due 08/01/12#	1,000,000	1,082,160
5.33% due 01/01/36(1)	33,374	34,768
5.50% due 12/01/33	259,948	280,933
5.50% due 10/01/34	444,586	479,502
6.00% due 05/15/11#	1,000,000	1,040,033
6.00% due 06/01/35	172,911	187,413
6.50% due 02/01/17	51,288	55,766
6.50% due 07/01/32	41,469	46,036
7.00% due 09/01/31	79,227	89,808
11.50% due 09/01/19	73	80
12.00% due 01/15/16	59	67
12.50% due 09/20/15	76	88
13.00% due 11/01/15	151	171
14.50% due 11/15/14	90	102

		25,362,523

Government National Mtg. Assoc. - 0.7%

5.00% due 09/15/35	17,056	18,425
5.00% due 02/15/36	511,075	550,502
5.00% due 05/15/36	70,839	76,304
6.00% due 01/15/32	92,694	102,043
6.50% due 08/15/31	73,259	82,094
7.50% due 02/15/29	7,933	9,101
7.50% due 07/15/30	502	576
7.50% due 01/15/31	7,112	8,185
7.50% due 02/15/31	6,554	7,543

		854,773

Total U.S. Government Agencies
(cost $42,634,079)		45,107,564

U.S. GOVERNMENT TREASURIES - 57.6%
United States Treasury Bonds - 10.3%

zero coupon due 08/15/24 STRIPS	2,040,000	1,295,176
2.00% due 01/15/26 TIPS(2)	2,174,476	2,383,090
4.38% due 05/15/40	8,000,000	9,230,000

		12,908,266

United States Treasury Notes - 47.3%

1.75% due 07/31/15#	39,000,000	39,816,660
2.63% due 08/15/20#	16,000,000	16,204,992
4.00% due 02/15/15	1,000,000	1,123,438
4.25% due 08/15/13	1,000,000	1,104,922
4.25% due 08/15/15#	1,000,000	1,140,234

		59,390,246

Total U.S. Government Treasuries
(cost $70,797,151)		72,298,512

Total Long-Term Investment Securities
(cost $113,431,230)		117,406,076

SHORT-TERM INVESTMENT SECURITIES - 12.8%
Collective Investment Pool - 12.8%
Securities Lending Quality Trust(3) (cost $16,062,738)	16,062,738	16,018,542

REPURCHASE AGREEMENT - 5.3%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $6,608,000)	6,608,000	6,608,000

TOTAL INVESTMENTS
(cost $136,101,968)(5)	111.6%	140,032,618
Liabilities in excess of other assets	(11.6)	(14,517,965)

NET ASSETS	100.0%	$125,514,653

#	The security or a portion thereof is out on loan.
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(2)	Principal amount of security is adjusted for inflation.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

STRIPS - Separate Trading of Registered Interest and Principal Securities

TIPS - Treasury Inflation Protected Securities

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$3,471,608	$—	$3,471,608
Federal Home Loan Bank	—	6,613,901	—	6,613,901
Federal Home Loan Mtg Corp.	—	8,804,759	—	8,804,759
Federal National Mtg. Assoc.	—	25,362,523	—	25,362,523
Government National Mtg. Assoc.	—	854,773	—	854,773
U.S. Government Treasuries	—	72,298,512	—	72,298,512
Short Term Investment Securities:
Collective Investment Pool	—	16,018,542	—	16,018,542
Repurchase Agreement	—	6,608,000	—	6,608,000

Total	$—	$140,032,618	$—	$140,032,618

See Notes to Portfolio of Investments

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.2%
Aerospace/Defense - 1.3%

Lockheed Martin Corp.	170	$11,818
MTU Aero Engines Holding AG	3,630	201,922
Raytheon Co.	24,465	1,074,503
Rockwell Collins, Inc.	107,215	5,782,105
The Boeing Co.	15,236	931,377

		8,001,725

Aerospace/Defense-Equipment - 0.0%

United Technologies Corp.	2,948	192,239

Agricultural Chemicals - 0.2%

Monsanto Co.	18,519	975,025

Apparel Manufacturers - 0.1%

Coach, Inc.	25,402	910,408

Appliances - 0.5%

Whirlpool Corp.#	38,701	2,870,066

Applications Software - 4.1%

Citrix Systems, Inc.†	33,529	1,942,670
Intuit, Inc.†	128,063	5,481,096
Microsoft Corp.	648,406	15,224,573
Quest Software, Inc.†#	56,325	1,207,045
Salesforce.com, Inc.†#	15,615	1,715,776

		25,571,160

Auto-Cars/Light Trucks - 1.0%

Bayerische Motoren Werke AG	11,780	621,984
Ford Motor Co.†#	366,404	4,136,701
Hyundai Motor Co.	11,340	1,338,402

		6,097,087

Auto-Heavy Duty Trucks - 0.2%

Oshkosh Corp.†#	31,238	777,202
PACCAR, Inc.#	17,280	708,307

		1,485,509

Auto/Truck Parts & Equipment-Original - 1.2%

BorgWarner, Inc.†#	149,756	6,536,850
Johnson Controls, Inc.	10,880	288,646
TRW Automotive Holdings Corp.†	12,486	434,013

		7,259,509

Banks-Commercial - 0.5%

Banco Santander Brasil SA ADR	73,080	919,346
Bank Mandiri Tbk PT	864,500	564,532
HDFC Bank, Ltd. ADR	2,750	439,450
Industrial & Commercial Bank of China	566,000	411,107
Powszechna Kasa Oszczednosci Bank Polski SA	23,410	282,254
The Toronto-Dominion Bank	3,670	247,762
Turkiye Garanti Bankasi AS	76,910	372,702

		3,237,153

Banks-Super Regional - 0.7%

Fifth Third Bancorp	51,751	571,848
PNC Financial Services Group, Inc.	23,859	1,215,855
Wells Fargo & Co.	97,187	2,288,754

		4,076,457

Beverages-Non-alcoholic - 3.3%

Coca-Cola Enterprises, Inc.	41,362	1,177,163
Dr Pepper Snapple Group, Inc.	25,753	948,225
PepsiCo, Inc.	87,156	5,593,672
The Coca-Cola Co.	225,918	12,633,335

		20,352,395

Brewery - 0.1%

Anheuser-Busch InBev NV	11,970	622,611
Carlsberg A/S	2,240	211,053

		833,664

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class A†#	15,160	572,290
Liberty Global, Inc., Class A†#	10,470	288,134
Scripps Networks Interactive Inc., Class A	72,611	2,917,510

		3,777,934

Building Products-Cement - 0.1%

Holcim, Ltd.	14,870	894,910

Cable/Satellite TV - 0.2%

DIRECTV, Class A†	35,246	1,336,528

Casino Hotels - 0.1%

Las Vegas Sands Corp.†	13,365	378,630

Cellular Telecom - 0.1%

China Unicom, Ltd.	230,000	316,966

Chemicals-Diversified - 1.0%

PPG Industries, Inc.	95,230	6,268,991

Chemicals-Specialty - 0.9%

Cytec Industries, Inc.	14,718	698,075
Eastman Chemical Co.	15,386	947,008
Lubrizol Corp.	10,943	1,021,091
Sigma-Aldrich Corp.	57,402	3,052,065

		5,718,239

Coal - 0.1%

Peabody Energy Corp.	6,088	260,566
Walter Energy, Inc.	5,319	383,181

		643,747

Commercial Services-Finance - 1.2%

Global Payments, Inc.	16,310	613,745
Mastercard, Inc., Class A#	27,397	5,434,469
The Western Union Co.	11,559	181,245
Visa, Inc., Class A	15,479	1,067,742

		7,297,201

Computer Services - 2.1%

Accenture PLC, Class A	6,536	239,218
Cognizant Technology Solutions Corp., Class A†	10,845	624,726
Infosys Technologies, Ltd. ADR	8,740	500,714
International Business Machines Corp.	93,847	11,564,766

		12,929,424

Computers - 5.2%

Apple, Inc.†	110,877	26,984,135
Hewlett-Packard Co.	131,598	5,063,891
Research In Motion, Ltd.†	5,759	246,831

		32,294,857

Computers-Integrated Systems - 0.2%

Riverbed Technology, Inc.†	20,192	774,565

Teradata Corp.†	18,893	618,557

		1,393,122

Computers-Memory Devices - 2.6%

EMC Corp.†	565,401	10,312,914
NetApp, Inc.†	119,177	4,819,518
SanDisk Corp.†	27,107	901,037
Seagate Technology PLC†	27,919	282,819

		16,316,288

Consumer Products-Misc. - 0.1%

Kimberly-Clark Corp.	10,659	686,440

Cosmetics & Toiletries - 1.7%

Colgate-Palmolive Co.	22,679	1,674,617
The Estee Lauder Cos., Inc., Class A	80,211	4,497,431
The Procter & Gamble Co.	70,979	4,235,317

		10,407,365

Data Processing/Management - 0.1%

CommVault Systems, Inc.†#	26,655	654,380

Dental Supplies & Equipment - 0.1%

Sirona Dental Systems, Inc.†#	23,882	752,761

Diagnostic Equipment - 0.2%

Gen-Probe, Inc.†#	32,312	1,455,009

Dialysis Centers - 0.1%

Fresenius Medical Care AG & Co. KGaA	9,910	561,112

Diversified Banking Institutions - 1.0%

Barclays PLC	241,380	1,119,462
Credit Suisse Group AG	25,160	1,105,033
HSBC Holdings PLC	80,790	797,568
JPMorgan Chase & Co.	17,616	640,518
Societe Generale	5,500	280,050
The Goldman Sachs Group, Inc.	16,893	2,313,327

		6,255,958

Diversified Manufacturing Operations - 4.5%

3M Co.	82,171	6,454,532
Danaher Corp.	49,390	1,794,339
Eaton Corp.	78,106	5,426,805
Honeywell International, Inc.	111,552	4,360,568
Illinois Tool Works, Inc.	142,192	5,866,842
ITT Corp.	4,469	189,932
Textron, Inc.#	232,948	3,976,422

		28,069,440

Diversified Minerals - 0.5%

BHP Billiton, Ltd.	64,401	2,122,876
Xstrata PLC	63,990	1,006,899

		3,129,775

Diversified Operations - 0.1%

LVMH Moet Hennessy Louis Vuitton SA	5,160	600,085

E-Commerce/Products - 0.4%

Amazon.com, Inc.†	18,018	2,249,187

E-Commerce/Services - 0.5%

Ctrip.com International, Ltd. ADR†	11,800	477,782
Netflix, Inc.†	10,327	1,296,245
Rakuten, Inc.#	1,836	1,389,949

		3,163,976

Electric Products-Misc. - 0.9%

Emerson Electric Co.	114,626	5,347,303

Electronic Components-Misc. - 0.3%

Jabil Circuit, Inc.	72,078	738,800
Omron Corp.	9,300	197,823
Tyco Electronics, Ltd.	34,068	835,347

		1,771,970

Electronic Components-Semiconductors - 2.3%

ARM Holdings PLC	89,080	501,113
Broadcom Corp., Class A	183,365	5,495,449
Cree, Inc.†#	13,364	715,509
Intel Corp.	226,289	4,009,841
Microchip Technology, Inc.#	47,660	1,319,705
Micron Technology, Inc.†#	182,165	1,177,697
Texas Instruments, Inc.	41,943	965,947

		14,185,261

Electronics-Military - 0.0%

Safran SA	7,960	195,593

Engineering/R&D Services - 0.2%

ABB, Ltd.†	49,430	955,249

Engines-Internal Combustion - 0.0%

Cummins, Inc.	1,431	106,481

Enterprise Software/Service - 1.9%

Oracle Corp.	551,135	12,058,834

Entertainment Software - 0.4%

Activision Blizzard, Inc.	8,055	86,108
Electronic Arts, Inc.†	144,911	2,208,444

		2,294,552

Filtration/Separation Products - 0.1%

Donaldson Co., Inc.#	4,133	173,173
Pall Corp.	18,679	638,635

		811,808

Finance-Auto Loans - 0.1%

AmeriCredit Corp.†	20,772	502,682

Finance-Credit Card - 1.5%

American Express Co.	221,504	8,831,365
Discover Financial Services	16,879	244,914

		9,076,279

Finance-Investment Banker/Broker - 0.3%

The Charles Schwab Corp.	152,287	1,943,182

Finance-Leasing Companies - 0.2%

ORIX Corp.	13,000	977,979

Finance-Other Services - 0.1%

Deutsche Boerse AG	4,260	260,315
IntercontinentalExchange, Inc.†	5,530	528,447

		788,762

Food-Catering - 0.3%

Compass Group PLC	203,343	1,663,758

Food-Confectionery - 0.6%

The Hershey Co.#	75,896	3,526,887

Food-Meat Products - 0.1%

Tyson Foods, Inc., Class A	38,635	632,841

Food-Misc. - 1.5%

ConAgra Foods, Inc.	21,716	468,848
Danone	31,240	1,678,767
General Mills, Inc.	92,585	3,347,874
Kellogg Co.	39,514	1,963,056
Nestle SA	37,370	1,936,136
Sara Lee Corp.	3,334	48,143

		9,442,824

Food-Retail - 0.1%

Whole Foods Market, Inc.†#	25,275	879,317

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	43,970	1,208,735

Footwear & Related Apparel - 0.1%

Deckers Outdoor Corp.†#	14,093	612,623

Garden Products - 0.2%

Toro Co.#	19,210	958,579

Gold Mining - 0.6%

Newmont Mining Corp.	55,925	3,429,321

Hospital Beds/Equipment - 0.0%

Hill-Rom Holdings, Inc.#	7,892	253,333

Hotels/Motels - 0.9%

Accor SA	12,340	378,593
Starwood Hotels & Resorts Worldwide, Inc.#	104,766	4,895,715

		5,274,308

Human Resources - 0.3%

Adecco SA	25,920	1,208,621
The Capita Group PLC	54,489	587,477

		1,796,098

Industrial Automated/Robotic - 1.1%

Nordson Corp.#	14,018	899,535
Rockwell Automation, Inc.	119,163	6,093,996

		6,993,531

Industrial Gases - 0.2%

Air Products & Chemicals, Inc.	17,070	1,263,692

Instruments-Scientific - 0.4%

Thermo Fisher Scientific, Inc.†	44,545	1,876,235
Waters Corp.†	8,054	487,428

		2,363,663

Insurance-Life/Health - 0.9%

Aflac, Inc.	118,067	5,578,666

Insurance-Property/Casualty - 0.1%

Admiral Group PLC	35,270	823,278

Internet Content-Information/News - 0.1%

Baidu, Inc. ADR†	6,590	516,854

Internet Infrastructure Software - 1.0%

Akamai Technologies, Inc.†#	41,254	1,900,572
F5 Networks, Inc.†#	52,184	4,562,447

		6,463,019

Internet Security - 0.3%

Symantec Corp.†	121,667	1,658,321
VeriSign, Inc.†#	1,200	34,956

		1,693,277

Investment Management/Advisor Services - 0.4%

Affiliated Managers Group, Inc.†	968	62,155
BlackRock, Inc.	15,566	2,209,594

		2,271,749

Machinery-Construction & Mining - 1.1%

Atlas Copco AB, Class A	41,100	624,989
Caterpillar, Inc.	78,021	5,083,849
Komatsu, Ltd.	58,100	1,179,151

		6,887,989

Machinery-Electrical - 0.1%

SMC Corp.	3,700	456,279

Machinery-Farming - 0.6%

Deere & Co.	58,463	3,698,954

Machinery-Pumps - 0.0%

Graco, Inc.#	6,090	169,972

Medical Instruments - 0.9%

Bruker Corp.†#	64,490	766,786
Edwards Lifesciences Corp.†#	27,610	1,589,508
Intuitive Surgical, Inc.†	10,572	2,801,897
Medtronic, Inc.	12,495	393,343

		5,551,534

Medical Products - 1.2%

Covidien PLC	125,277	4,427,289
Johnson & Johnson	4,824	275,065
Sonova Holding AG	3,880	496,441
Zimmer Holdings, Inc.†	44,106	2,080,480

		7,279,275

Medical-Biomedical/Gene - 1.7%

Alexion Pharmaceuticals, Inc.†#	22,105	1,248,269
Amgen, Inc.†	72,814	3,716,427
Celgene Corp.†	12,676	653,068
Gilead Sciences, Inc.†	123,176	3,924,387
Illumina, Inc.†#	16,181	694,003

		10,236,154

Medical-Drugs - 2.7%

Abbott Laboratories	161,480	7,967,423
Allergan, Inc.	92,064	5,654,571
Bristol-Myers Squibb Co.	17,495	456,270
Eli Lilly & Co.	12,065	404,901
Novartis AG	9,250	486,075
Novo Nordisk A/S, Class B	22,846	1,960,045

		16,929,285

Medical-Generic Drugs - 0.4%

Perrigo Co.#	34,704	1,977,781
Teva Pharmaceutical Industries, Ltd. ADR	7,750	391,995

		2,369,776

Medical-HMO - 0.2%

Aetna, Inc.	23,878	638,020
Humana, Inc.†	12,865	614,818

		1,252,838

Medical-Wholesale Drug Distribution - 0.1%

Cardinal Health, Inc.	15,753	471,960

Metal Processors & Fabrication - 0.3%

Precision Castparts Corp.	7,240	819,423
Timken Co.	34,730	1,136,018

		1,955,441

Metal-Copper - 0.8%

Antofagasta PLC	42,670	675,350
Freeport-McMoRan Copper & Gold, Inc.	61,181	4,403,808

		5,079,158

Metal-Iron - 0.4%

Cliffs Natural Resources, Inc.	40,912	2,503,405

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	20,550	499,776

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A#	24,566	628,153

Multimedia - 1.0%

The Walt Disney Co.	181,108	5,902,310

Networking Products - 1.8%

Acme Packet, Inc.†	20,302	682,147
Cisco Systems, Inc.†	523,157	10,489,298

		11,171,445

Oil Companies-Exploration & Production - 2.2%

Apache Corp.	7,160	643,326
Cimarex Energy Co.	37,422	2,448,147
CNOOC, Ltd.	386,000	663,948
EOG Resources, Inc.	19,944	1,732,535
Occidental Petroleum Corp.	73,452	5,367,872
SM Energy Co.	5,408	205,450
Southwestern Energy Co.†	69,535	2,275,185
Whiting Petroleum Corp.†	543	46,068

		13,382,531

Oil Companies-Integrated - 4.6%

BG Group PLC	71,190	1,145,850
Chevron Corp.	5,177	383,926
ConocoPhillips	56,664	2,970,894
Exxon Mobil Corp.	399,955	23,661,338
Hess Corp.	3,621	181,955
Murphy Oil Corp.	4,787	256,392

		28,600,355

Oil Field Machinery & Equipment - 0.1%

Cameron International Corp.†	16,893	621,324

Oil-Field Services - 2.3%

Halliburton Co.	116,110	3,275,463
Oil States International, Inc.†	4,425	182,443
Petrofac, Ltd.	18,150	389,979
Saipem SpA	33,806	1,183,259
Schlumberger, Ltd.#	165,854	8,844,994
Weatherford International, Ltd.†	35,377	527,471

		14,403,609

Optical Supplies - 0.3%

Alcon, Inc.	6,390	1,036,458
Cie Generale d’Optique Essilor International SA	9,060	549,896

		1,586,354

Paper & Related Products - 0.2%

Domtar Corp.	8,625	517,673
International Paper Co.	37,653	770,380
Rayonier, Inc.	3,253	153,867

		1,441,920

Patient Monitoring Equipment - 0.2%

Masimo Corp.#	49,071	1,116,856

Pharmacy Services - 2.0%

Express Scripts, Inc.†	200,793	8,553,782
Medco Health Solutions, Inc.†	93,267	4,055,249
SXC Health Solutions Corp.†	351	27,308

		12,636,339

Recreational Vehicles - 0.1%

Polaris Industries, Inc.#	16,769	894,291

Retail-Apparel/Shoe - 0.6%

Limited Brands, Inc.	108,966	2,571,598
Lululemon Athletica, Inc.†#	4,065	134,226
Ross Stores, Inc.	20,832	1,033,892

		3,739,716

Retail-Auto Parts - 0.2%

Advance Auto Parts, Inc.	17,670	962,485

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	10,482	377,037

Retail-Building Products - 1.3%

Home Depot, Inc.#	283,140	7,874,123

Retail-Discount - 3.2%

Costco Wholesale Corp.	99,948	5,652,059
Dollar Tree, Inc.†	30,348	1,375,675
Family Dollar Stores, Inc.	8,506	363,972
Target Corp.	126,759	6,484,991
Wal-Mart Stores, Inc.	114,367	5,734,361

		19,611,058

Retail-Home Furnishings - 0.1%

Nitori Holdings Co., Ltd.	3,700	322,390

Retail-Jewelry - 0.1%

The Swatch Group AG	2,080	669,534

Retail-Mail Order - 0.5%

Williams-Sonoma, Inc.#	110,280	2,862,869

Retail-Major Department Stores - 0.2%

TJX Cos., Inc.	31,553	1,252,339

Retail-Misc./Diversified - 0.1%

Wesfarmers, Ltd.	21,870	621,870

Retail-Office Supplies - 0.2%

OfficeMax, Inc.†#	107,443	1,046,495

Retail-Pet Food & Supplies - 0.2%

PetSmart, Inc.	32,306	1,030,238

Retail-Regional Department Stores - 0.7%

Kohl’s Corp.†	89,094	4,185,636

Retail-Restaurants - 1.6%

Chipotle Mexican Grill, Inc.†#	18,736	2,825,951
McDonald’s Corp.	73,901	5,399,207
Starbucks Corp.	77,023	1,770,759

		9,995,917

Schools - 0.1%

ITT Educational Services, Inc.†#	8,158	434,495

Semiconductor Components-Integrated Circuits - 0.9%

Atmel Corp.†	2,427	14,077
Linear Technology Corp.#	176,058	5,044,062
Marvell Technology Group, Ltd.†	41,407	660,027

		5,718,166

Semiconductor Equipment - 0.2%

ASML Holding NV	27,820	687,988
Teradyne, Inc.†#	86,454	776,357

		1,464,345

Soap & Cleaning Preparation - 0.2%

Reckitt Benckiser Group PLC	26,737	1,338,000

Software Tools - 0.2%

VMware, Inc. Class A†	14,871	1,168,414

Telecom Services - 0.0%

NeuStar, Inc., Class A†	11,889	263,222

Telecommunication Equipment - 0.2%

Tellabs, Inc.#	166,452	1,181,809

Tobacco - 0.3%

Philip Morris International, Inc.	34,548	1,777,149

Transactional Software - 0.1%

VeriFone Systems, Inc.†#	34,706	839,191

Transport-Rail - 0.8%

Union Pacific Corp.	65,855	4,803,464

Transport-Services - 2.1%

Expeditors International of Washington, Inc.#	24,840	983,416
United Parcel Service, Inc., Class B	185,789	11,853,338

		12,836,754

Vitamins & Nutrition Products - 0.2%

Mead Johnson Nutrition Co.	29,613	1,545,502

Web Hosting/Design - 0.1%

Equinix, Inc.†#	6,590	601,074

Web Portals/ISP - 1.9%

Google, Inc., Class A†	26,496	11,923,730

Wireless Equipment - 2.7%

American Tower Corp., Class A†	123,060	5,766,592
Aruba Networks, Inc.†#	13,340	245,056
Crown Castle International Corp.†	78,574	3,230,963
QUALCOMM, Inc.	172,401	6,604,682
Telefonaktiebolaget LM Ericsson, Class B	61,990	601,319

		16,448,612

X-Ray Equipment - 0.0%

Hologic, Inc.†	19,366	274,804

Total Common Stock (cost $590,260,549)		612,974,731

PREFERRED STOCK - 0.1%
Banks-Commercial - 0.1%
Itau Unibanco Holding SA ADR (cost $524,978)	23,900	515,523

Total Long-Term Investment Securities (cost $590,785,527)		613,490,254

SHORT-TERM INVESTMENT SECURITIES - 8.1%
Collective Investment Pool - 7.6%
Securities Lending Quality Trust(1)	47,046,398	46,916,952

Time Deposits - 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$3,178,000	3,178,000

Total Short-Term Investment Securities (cost $50,224,398)		50,094,952

TOTAL INVESTMENTS (cost $641,009,925)(2)	107.4%	663,585,206
Liabilities in excess of other assets	(7.4)	(45,886,674)

NET ASSETS -	100.0%	$617,698,532

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
UBS AG	DKK	7,398,220	USD	1,263,214	09/30/2010	$3,865	$—

DKK - Danish Krone

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$32,294,857	$—	$—	$32,294,857
Other Industries*	580,679,874	—	—	580,679,874
Preferred Stock	515,523	—	—	515,523
Short-Term Investment Securities:
Collective Investment Pool	—	46,916,952	—	46,916,952
Time Deposits	—	3,178,000	—	3,178,000
Other Financial Instruments:+
Open Forward Foreign Currency Contracts - Appreciation	—	3,865	—	3,865

Total	$613,490,254	$50,098,817	$—	$663,589,071

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.7%
Aerospace/Defense - 1.5%

General Dynamics Corp.	9,417	$526,128
Raytheon Co.	4,400	193,248
The Boeing Co.	5,914	361,523

		1,080,899

Aerospace/Defense-Equipment - 1.8%

United Technologies Corp.	20,334	1,325,980

Agricultural Chemicals - 0.5%

Monsanto Co.	4,100	215,865
Potash Corp. of Saskatchewan, Inc.	1,200	176,700

		392,565

Apparel Manufacturers - 0.6%

Coach, Inc.	13,500	483,840

Applications Software - 2.4%

Microsoft Corp.	64,591	1,516,597
Salesforce.com, Inc.†	2,200	241,736

		1,758,333

Banks-Super Regional - 2.3%

US Bancorp	23,883	496,766
Wells Fargo & Co.	50,179	1,181,716

		1,678,482

Beverages-Non-alcoholic - 2.3%

PepsiCo, Inc.	26,598	1,707,060

Cable/Satellite TV - 0.9%

Comcast Corp., Class A	32,299	552,959
Time Warner Cable, Inc.	1,800	92,898

		645,857

Casino Hotels - 0.6%

Las Vegas Sands Corp.†	15,400	436,282

Coal - 0.4%

Consol Energy, Inc.	8,643	278,305

Commercial Services-Finance - 1.0%

Visa, Inc., Class A	11,200	772,576

Computer Services - 1.8%

Cognizant Technology Solutions Corp., Class A†	6,000	345,630
International Business Machines Corp.	7,817	963,289

		1,308,919

Computers - 4.3%

Apple, Inc.†	8,600	2,092,982
Dell, Inc.†	19,334	227,561
Hewlett-Packard Co.	22,840	878,883

		3,199,426

Computers-Memory Devices - 0.6%

EMC Corp.†	23,700	432,288

Cosmetics & Toiletries - 2.0%

The Procter & Gamble Co.	24,342	1,452,487

Cruise Lines - 0.5%

Royal Caribbean Cruises, Ltd.†	14,330	351,945

Diversified Banking Institutions - 6.8%

Bank of America Corp.	88,545	1,102,385
Citigroup, Inc.†	232,854	866,217
JPMorgan Chase & Co.	40,638	1,477,598
Morgan Stanley	34,000	839,460
The Goldman Sachs Group, Inc.	5,912	809,589

		5,095,249

Diversified Manufacturing Operations - 2.1%

3M Co.	4,549	357,324
Danaher Corp.	13,000	472,290
General Electric Co.	51,679	748,312

		1,577,926

E-Commerce/Products - 1.7%

Amazon.com, Inc.†	6,000	748,980
MercadoLibre, Inc.†	7,400	487,956

		1,236,936

Electric Products-Misc. - 1.2%

AMETEK, Inc.	12,000	515,880
Emerson Electric Co.	8,300	387,195

		903,075

Electric-Integrated - 2.1%

Duke Energy Corp.#	12,510	215,047
Exelon Corp.	10,008	407,526
NextEra Energy, Inc.	10,054	540,201
PG&E Corp.	9,326	436,084

		1,598,858

Electronic Components-Semiconductors - 2.2%

Avago Technologies, Ltd.†	18,600	374,790
Broadcom Corp., Class A	13,400	401,598
Cree, Inc.†	1,700	91,018
Intel Corp.	44,233	783,809

		1,651,215

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.†	8,700	234,639

Engines-Internal Combustion - 0.3%

Cummins, Inc.	3,500	260,435

Enterprise Software/Service - 1.6%

Oracle Corp.	54,934	1,201,956

Finance-Credit Card - 0.9%

American Express Co.#	5,900	235,233
Discover Financial Services	31,844	462,056

		697,289

Finance-Investment Banker/Broker - 0.2%

The Charles Schwab Corp.	13,100	167,156

Food-Misc. - 1.1%

Kraft Foods, Inc., Class A	27,409	820,899

Hotel/Motels - 0.4%

Starwood Hotels & Resorts Worldwide, Inc.	6,000	280,380

Industrial Gases - 0.5%

Praxair, Inc.	4,400	378,532

Instruments-Scientific - 0.6%

Thermo Fisher Scientific, Inc.†	11,500	484,380

Insurance-Life/Health - 1.1%

Aflac, Inc.	9,098	429,881
Lincoln National Corp.	17,742	414,453

		844,334

Insurance-Multi-line - 1.1%

Assurant, Inc.	10,691	390,863

The Allstate Corp.	15,922	439,447

		830,310

Internet Content-Information/News - 0.2%

Baidu, Inc. ADR†	2,200	172,546

Investment Management/Advisor Services - 1.0%

Invesco, Ltd.	42,271	765,105

Machinery-Construction & Mining - 1.3%

Caterpillar, Inc.	10,306	671,539
Terex Corp.†	17,900	325,959

		997,498

Medical Instruments - 1.2%

Medtronic, Inc.	17,740	558,455
St. Jude Medical, Inc.†	9,000	311,130

		869,585

Medical Products - 1.7%

Covidien PLC	15,391	543,918
Johnson & Johnson	13,033	743,141

		1,287,059

Medical-Biomedical/Gene - 1.8%

Alexion Pharmaceuticals, Inc.†	3,600	203,292
Amgen, Inc.†	5,700	290,928
Celgene Corp.†	9,500	489,440
Gilead Sciences, Inc.†	11,300	360,018

		1,343,678

Medical-Drugs - 4.0%

Abbott Laboratories	18,492	912,395
Allergan, Inc.	5,900	362,378
Merck & Co., Inc.#	24,111	847,743
Pfizer, Inc.	52,316	833,394

		2,955,910

Medical-Generic Drugs - 0.8%

Mylan, Inc.†#	19,200	329,472
Teva Pharmaceutical Industries, Ltd. ADR	5,800	293,364

		622,836

Medical-HMO - 1.1%

Humana, Inc.†	4,549	217,397
UnitedHealth Group, Inc.	19,334	613,274

		830,671

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	9,400	256,432

Metal-Copper - 1.2%

Freeport-McMoRan Copper & Gold, Inc.	11,986	862,752

Multimedia - 2.2%

The Walt Disney Co.	13,648	444,788
Time Warner, Inc.	6,400	191,872
Viacom, Inc., Class B	32,024	1,006,194

		1,642,854

Networking Products - 2.0%

Cisco Systems, Inc.†	75,195	1,507,660

Oil & Gas Drilling - 0.7%

Noble Corp.	15,922	495,493

Oil Companies-Exploration & Production - 3.3%

Apache Corp.	9,432	847,465
Devon Energy Corp.	6,369	383,923
Occidental Petroleum Corp.	16,286	1,190,181

		2,421,569

Oil Companies-Integrated - 4.2%

Chevron Corp.	13,215	980,024
ConocoPhillips	14,375	753,681
Exxon Mobil Corp.	13,898	822,206
Marathon Oil Corp.	19,698	600,592

		3,156,503

Oil Field Machinery & Equipment - 0.3%

National Oilwell Varco, Inc.	5,686	213,737

Oil-Field Services - 2.0%

Halliburton Co.	13,000	366,730
Schlumberger, Ltd.	20,924	1,115,877

		1,482,607

Paper & Related Products - 0.5%

International Paper Co.#	18,197	372,311

Pharmacy Services - 0.8%

Express Scripts, Inc.†	13,826	588,988

Retail-Apparel/Shoe - 1.4%

Abercrombie & Fitch Co., Class A	10,000	346,000
Limited Brands, Inc.#	13,400	316,240
The Gap, Inc.	22,291	376,495

		1,038,735

Retail-Building Products - 0.6%

Lowe’s Cos., Inc.	22,746	461,744

Retail-Discount - 3.2%

Target Corp.#	27,313	1,397,333
Wal-Mart Stores, Inc.	19,434	974,421

		2,371,754

Retail-Drug Store - 1.0%

CVS Caremark Corp.	26,775	722,925

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.	8,600	172,000

Retail-Office Supplies - 0.3%

OfficeMax, Inc.†	19,789	192,745

Retail-Restaurants - 0.9%

McDonald’s Corp.	5,700	416,442
Wendy’s/Arby’s Group, Inc., Class A	56,865	221,205

		637,647

Semiconductor Equipment - 0.4%

ASML Holding NV	10,900	269,557

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	17,100	268,128

Telephone-Integrated - 2.1%

AT&T, Inc.	35,017	946,509
Verizon Communications, Inc.	22,155	653,794

		1,600,303

Tobacco - 0.8%

Philip Morris International, Inc.	11,146	$573,350

Transport-Rail - 1.9%

Union Pacific Corp.	19,206	1,400,886

Transport-Services - 1.1%

FedEx Corp.	10,786	841,847

Web Hosting/Design - 0.7%

Equinix, Inc.†	5,900	538,139

Web Portals/ISP - 1.7%

Google, Inc., Class A†	2,500	1,125,050
Yahoo!, Inc.†	12,700	166,116

		1,291,166

Wireless Equipment - 1.4%

American Tower Corp., Class A†	6,900	323,334
QUALCOMM, Inc.	18,500	708,735

		1,032,069

X-Ray Equipment - 0.3%

Hologic, Inc.†	13,300	188,727

Total Long-Term Investment Securities
(cost $76,645,220)		72,016,329

SHORT-TERM INVESTMENT SECURITIES - 6.5%
Collective Investment Pool - 6.5%

Securities Lending Quality Trust
(cost $4,844,030)(1)(2)	4,844,030	4,830,702

REPURCHASE AGREEMENT - 2.8%

State Street Bank & Trust Co., Joint Repurchase Agreement(3)
(cost $2,105,000)	$2,105,000	2,105,000

TOTAL INVESTMENTS
(cost $83,594,250)(4)	106.0%	78,952,031
Liabilities in excess of other assets	(6.0)	(4,499,187)

NET ASSETS	100.0%	$74,452,844

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2010, the Fund had loaned securities with a total value of $4,745,178. This was secured by collateral of $4,844,030, which was received in cash and subsequently invested in short-term investments currently valued at $4,830,702 as reported in the Portfolio of Investments. The remaining collateral of $2,816 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Bank	0.37% to 0.45%	7/28/11 to 11/28/11

(3)	See Note 3 for details of Joint Repurchase Agreements.

(4)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$5,095,249	$—	$—	$5,095,249
Other Industries*	66,921,080	—	—	66,921,080
Short-Term Investment Securities:
Collective Investment Pool	—	4,830,702	—	4,830,702
Repurchase Agreement	—	2,105,000	—	2,105,000

Total	$72,016,329	$6,935,702	$—	$78,952,031

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK - 103.0%
Agricultural Chemicals - 0.7%

Monsanto Co.	19,300	$1,016,145

Applications Software - 0.6%

Nuance Communications, Inc.†	68,900	1,011,452

Chemicals-Diversified - 0.2%

Bayer AG	6,000	366,337

Chemicals-Specialty - 0.1%

Lonza Group AG	2,300	190,864

Computer Software - 0.1%

DynaVox, Inc., Class A†	19,274	174,623

Consulting Services - 0.1%

MAXIMUS, Inc.	2,300	123,533

Dental Supplies & Equipment - 1.0%

DENTSPLY International, Inc.	57,900	1,610,778

Diagnostic Kits - 1.1%

IDEXX Laboratories, Inc.†	29,800	1,647,046

Dialysis Centers - 1.1%

DaVita, Inc.†	25,900	1,673,658
Fresenius Medical Care AG & Co. KGaA	2,008	113,695

		1,787,353

Disposable Medical Products - 0.6%

C.R. Bard, Inc.	11,400	875,862

Drug Delivery Systems - 1.3%

Alkermes, Inc.†	157,000	2,081,820

E-Commerce/Products - 0.2%

Drugstore.com, Inc.†	188,100	295,317

Hazardous Waste Disposal - 0.6%

Stericycle, Inc.†	13,500	884,250

Heart Monitors - 0.9%

HeartWare International, Inc.†	21,200	1,372,912

Instruments-Scientific - 1.1%

Thermo Fisher Scientific, Inc.†	11,600	488,592
Waters Corp.†	21,000	1,270,920

		1,759,512

Medical Information Systems - 1.4%

Allscripts Healthcare Solutions, Inc.†	23,000	384,330
Cerner Corp.†	13,100	954,335
Computer Programs & Systems, Inc.	22,700	927,522

		2,266,187

Medical Instruments - 6.1%

Arthrocare Corp.†	38,200	991,672
Beckman Coulter, Inc.	300	13,692
Boston Scientific Corp.†	67,000	347,730
Bruker Corp.†	21,200	252,068
Conceptus, Inc.†	78,700	1,087,240
Edwards Lifesciences Corp.†	49,800	2,866,986
Intuitive Surgical, Inc.†	4,260	1,129,028
Medtronic, Inc.	27,000	849,960
St. Jude Medical, Inc.†	58,100	2,008,517
Volcano Corp.†	4,500	99,450

		9,646,343

Medical Labs & Testing Services - 0.8%

Covance, Inc.†	18,700	709,291
Fleury SA	32,400	398,485
Laboratory Corp. of America Holdings†	2,000	145,240

		1,253,016

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	56,600	224,702

Medical Products - 10.4%

Baxter International, Inc.	63,344	2,695,921
CareFusion Corp.†	53,650	1,157,767
Covidien PLC	67,400	2,381,916
EnteroMedics, Inc.†	33,650	54,849
Fresenius SE	11,136	790,136
Henry Schein, Inc.†	58,700	3,099,360
Nobel Biocare Holding AG	30,673	482,188
Orthofix International NV†	5,400	144,180
PSS World Medical, Inc.†	11,700	214,812
Sonova Holding AG	866	110,804
Stryker Corp.	61,400	2,651,866
Wright Medical Group, Inc.†	67,600	897,052
Zimmer Holdings, Inc.†	35,100	1,655,667

		16,336,518

Medical-Biomedical/Gene - 29.7%

Acorda Therapeutics, Inc.†	35,875	1,080,555
Alexion Pharmaceuticals, Inc.†	139,120	7,856,106
AMAG Pharmaceuticals, Inc.†	15,600	393,120
Amgen, Inc.†	58,675	2,994,772
Amylin Pharmaceuticals, Inc.†	38,600	792,844
Arqule, Inc.†	21,200	110,664
Basilea Pharmaceutica †	3,148	181,082
Biocon, Ltd.	23,900	172,747
BioCryst Pharmaceuticals, Inc.†	28,000	132,720
Biogen Idec, Inc.†	6,600	355,080
Celgene Corp.†	79,340	4,087,597
Cubist Pharmaceuticals, Inc.†	53,100	1,169,793
Dendreon Corp.†	24,900	892,416
Dyadic International, Inc.†	35,800	38,306
Exelixis, Inc.†	109,000	322,640
Genzyme Corp.†	5,800	406,638
Gilead Sciences, Inc.†	178,200	5,677,452
Human Genome Sciences, Inc.†	115,900	3,371,531
Illumina, Inc.†	65,200	2,796,428
Incyte Corp., Ltd.†	296,200	3,708,424
Intercell AG†	12,122	222,743
InterMune, Inc.†	21,700	226,114
Lexicon Pharmaceuticals, Inc.†	59,200	84,952
Life Technologies Corp.†	34,708	1,484,461
Micromet, Inc.†	53,600	329,104
Momenta Pharmaceuticals, Inc.†	25,000	361,250
Newron Pharmaceuticals SpA†	9,000	59,838
Regeneron Pharmaceuticals, Inc.†	57,100	1,255,058
Seattle Genetics, Inc.†	63,000	721,350
Sinovac Biotech, Ltd.†	48,300	179,676
The Medicines Co.†	217,300	2,498,950
Vertex Pharmaceuticals, Inc.†	78,694	2,623,658
Zymogenetics, Inc.†	36,400	182,000

		46,770,069

Medical-Drugs - 18.7%

Abbott Laboratories	1,800	88,812
Achillion Pharmaceuticals, Inc.†	39,400	103,228
Actelion, Ltd.†	7,700	330,070
Allergan, Inc.	19,900	1,222,258

Array Biopharma, Inc.†	12,000	32,280
Auxilium Pharmaceuticals, Inc.†	14,400	373,104
Biodel, Inc.†	19,600	72,912
Cadence Pharmaceuticals, Inc.†	67,500	533,250
Cardiome Pharma Corp.†	62,900	378,658
Cephalon, Inc.†	51,800	2,932,398
Chugai Pharmaceutical Co., Ltd.	60,700	1,036,112
Daiichi Sankyo Co., Ltd.	16,700	333,761
Dr. Reddy’s Laboratories, Ltd. ADR	8,900	256,409
Elan Corp. PLC ADR†	185,900	814,242
Eurand NV†	21,484	189,489
Forest Laboratories, Inc.†	2,900	79,141
GlaxoSmithKline Pharmaceuticals, Ltd.	3,996	158,430
GlaxoSmithKline PLC	22,600	423,205
Hikma Pharmaceuticals PLC	31,600	370,745
Idenix Pharmaceuticals, Inc.†	203,700	1,224,237
Infinity Pharmaceuticals, Inc.†	35,850	169,212
Ironwood Pharmaceuticals, Inc.†	7,700	71,379
King Pharmaceuticals, Inc.†	24,700	215,137
MAP Pharmaceuticals, Inc.†	21,100	228,197
Merck & Co., Inc.	146,704	5,158,113
Novartis AG ADR	1,900	99,731
Novo Nordisk A/S, Class B	7,946	681,718
Optimer Pharmaceuticals, Inc.†	24,500	196,980
Orexigen Therapeutics, Inc.†	23,100	101,640
Pfizer, Inc.	44,066	701,971
Pharmasset, Inc.†	30,800	748,132
Poniard Pharmaceuticals, Inc.†	96,100	38,440
Rigel Pharmaceuticals, Inc.†	19,800	155,034
Roche Holding AG	13,469	1,830,802
Salix Pharmaceuticals, Ltd.†	19,700	745,842
Shire PLC	32,600	702,958
Shire PLC ADR	23,632	1,528,990
Sun Pharmaceuticals Industries, Ltd.	4,600	173,087
Swedish Orphan Biovitrum AB†	63,900	339,749
Targacept, Inc.†	4,100	85,157
UCB SA	14,449	415,465
Valeant Pharmaceuticals International	62,600	3,611,394
Vectura Group PLC†	138,600	105,219
XenoPort, Inc.†	48,100	277,056

		29,334,144

Medical-Generic Drugs - 3.8%

Sawai Pharmaceutical Co., Ltd.	11,500	1,178,610
Simcere Pharmaceutical Group ADR†	37,400	341,462
Teva Pharmaceutical Industries, Ltd. ADR	69,135	3,496,848
Towa Pharmaceutical Co., Ltd.	16,100	962,052

		5,978,972

Medical-HMO - 7.4%

Aetna, Inc.	27,700	740,144
AMERIGROUP Corp.†	67,500	2,490,750
Centene Corp.†	77,300	1,563,006
CIGNA Corp.	38,500	1,240,470
Healthspring, Inc.†	11,715	243,203
Humana, Inc.†	10,400	497,016
Triple-S Management Corp., Class B†	34,757	553,332
UnitedHealth Group, Inc.	31,400	996,008
WellCare Health Plans, Inc.†	30,900	766,629
WellPoint, Inc.†	51,800	2,573,424

		11,663,982

Medical-Hospitals - 3.2%

Bangkok Dusit Medical Services PCL(1)	563,700	594,411
Community Health Systems, Inc.†	75,300	1,963,071
Health Management Associates, Inc., Class A†	119,900	749,375
Select Medical Holdings Corp.†	12,800	91,520
Tenet Healthcare Corp.†	168,500	660,520
Universal Health Services, Inc., Class B	30,900	970,260

		5,029,157

Medical-Wholesale Drug Distribution - 2.8%

A&D Pharma Holding NV GDR	56,700	319,746
AmerisourceBergen Corp.	32,600	889,328
McKesson Corp.	43,700	2,536,785
Profarma Distribuidora de Produtos Farmaceuticos SA	71,700	571,559

		4,317,418

Patient Monitoring Equipment - 0.3%

Mindray Medical International, Ltd. ADR	17,500	472,500

Pharmacy Services - 4.2%

Catalyst Health Solutions, Inc.†	26,826	1,075,454
Express Scripts, Inc.†	54,000	2,300,400
Medco Health Solutions, Inc.†	19,300	839,164
SXC Health Solutions Corp.†	31,600	2,458,480

		6,673,498

Physicians Practice Management - 0.3%

Healthways, Inc.†	34,800	435,000

Retail-Drug Store - 0.7%

CVS Caremark Corp.	36,749	992,223
Walgreen Co.	4,000	107,520

		1,099,743

Therapeutics - 3.4%

Alexza Pharmaceuticals, Inc.†	43,600	122,952
Allos Therapeutics, Inc.†	49,300	179,945
AVANIR Pharmaceuticals Inc., Class A†	134,300	380,069
BioMarin Pharmaceutical, Inc.†	123,600	2,507,844
Neurocrine Biosciences, Inc.†	76,735	412,834
Onyx Pharmaceuticals, Inc.†	28,200	679,338
Pharmacyclics, Inc.†	41,100	290,166
Theravance, Inc.†	54,800	662,532
Transition Therapeutics, Inc.†	4,522	18,617
Warner Chilcott PLC, Class A	4,000	113,680

		5,367,977

Total Common Stock
(cost $163,769,133)		162,067,030

CONVERTIBLE PREFERRED STOCK - 0.1%
Medical-Biomedical/Gene - 0.1%
Pacific Biosciences of California, Inc.,
Series E
8.00%(2)(3)(4)
(cost $135,905)	19,415	135,905

WARRANTS† - 0.0%
Medical Products - 0.0%

EnteroMedics, Inc. Expires 02/23/13 (Strike price $1.38)(2)(3)(4)	82,200	1

Medical-Drugs - 0.0%

Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(2)(3)(4)	13,050	24,057
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(2)(3)	9,484	21,752
Poniard Pharmaceuticals, Inc. Expires 02/01/11 (Strike price $4.62)(2)(3)	5,994	0
Poniard Pharmaceuticals, Inc. Expires 04/26/11 (Strike price $4.62)(2)(3)	61,566	0

		45,809

Therapeutics - 0.0%

Favrille, Inc. Expires 03/07/11 (Strike price $5.26)(2)(3)	15,435	0

Total Warrants
(cost $15,021)		45,810

Total Long-Term Investment Securities
(cost $163,920,059)		162,248,745

SHORT-TERM INVESTMENT SECURITIES - 0.7%
Registered Investment Companies - 0.7%

T. Rowe Price Reserve Investment Fund
(cost $1,100,775)	1,100,775	1,100,775

TOTAL INVESTMENTS
(cost $165,020,834)(5)	103.8%	163,349,520
Liabilities in excess of other assets	(3.8)	(6,023,814)

NET ASSETS	100.0%	$157,325,706

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $181,715 representing 0.1% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharmaceuticals, Inc.
Expires 10/05/16 Strike Price $2.77 (Warrant)	10/5/2009	13,050	$1,631	$24,057	$1.84	0.02%
Cadence Pharmaceuticals, Inc.
Expires 02/18/14 Strike Price $7.84 (Warrant)	2/18/2009	9,484	1,186	21,752	2.29	0.01%
EnteroMedics, Inc.
Expires 02/23/13 Strike Price $1.38 (Warrant)	2/23/2009	82,200	10,275	1	0.00	0.00%
Favrille, Inc.
Expires 03/07/11 Strike Price $5.26 (Warrant)	3/10/2006	15,435	1,929	0	0.00	0.00%
Pacific Biosciences of California, Inc.,
Series E (Convertible Preferred Stock) 8.00%	7/11/2008	19,415	135,905	135,905	7.00	0.09%
Poniard Pharmaceuticals, Inc.
Expires 02/01/11 Strike Price $4.62 (Warrant)	2/1/2006	5,994	0	0	0.00	0.00%
Expires 04/26/11 Strike Price $4.62 (Warrant)	4/26/2006	61,566	0	0	0.00	0.00%

				$181,715		0.12%

(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(5)	See Note 5 for cost of investments on a tax basis.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt

Open call option contracts written at August 31, 2010 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at August 31, 2010	Unrealized Appreciation/ (Depreciation)
Acorda Therapeutics, Inc.	Jan-11	$35.00	21	$4,662	$5,880	$(1,218)
Acorda Therapeutics, Inc.	Jan-11	40.00	21	2,667	3,045	(378)
Acorda Therapeutics, Inc.	Jan-11	50.00	39	8,853	1,365	7,488
Allergan, Inc.	Oct-10	70.00	20	4,040	1,100	2,940
Allergan, Inc.	Jan-12	80.00	19	6,973	5,890	1,083
Celgene Corp.	Jan-11	70.00	96	30,660	3,264	27,396
Celgene Corp.	Jan-11	75.00	59	12,827	1,003	11,824
Cephalon, Inc.	Jan-11	75.00	77	13,051	3,465	9,586
Community Health Systems, Inc.	Jan-11	40.00	77	9,394	2,695	6,699
Covidien, Ltd.	Oct-10	55.00	19	2,888	190	2,698
CVS Caremark Corp.	Jan-11	40.00	20	2,564	120	2,444
DaVita, Inc.	Jan-11	65.00	19	5,073	8,550	(3,477)
Dendreon Corp.	Jan-11	60.00	39	18,837	3,432	15,405
Dendreon Corp.	Jan-11	65.00	18	9,351	1,386	7,965
Edwards Lifesciences Corp.	Nov-10	55.00	74	23,939	38,480	(14,541)
Express Scripts, Inc.	Jan-11	55.00	58	6,496	2,784	3,712
Express Scripts, Inc.	Jan-11	60.00	18	4,619	360	4,259
Gilead Sciences, Inc.	Nov-10	36.00	58	7,308	3,654	3,654
Gilead Sciences, Inc.	Nov-10	37.00	57	6,819	2,508	4,311
Gilead Sciences, Inc.	Nov-10	39.00	116	12,500	2,552	9,948
Gilead Sciences, Inc.	Nov-10	46.00	114	13,744	342	13,402
Gilead Sciences, Inc.	Jan-11	40.00	58	7,076	2,668	4,408
Gilead Sciences, Inc.	Jan-11	50.00	40	14,880	200	14,680
Gilead Sciences, Inc.	Jan-11	55.00	80	21,759	320	21,439
Human Genome Sciences, Inc.	Oct-10	32.00	43	4,343	3,784	559
Human Genome Sciences, Inc.	Oct-10	37.00	4	448	100	348
Humana, Inc.	Nov-10	55.00	57	9,234	3,990	5,244
Humana, Inc.	Jan-11	55.00	19	3,838	2,945	893
InterMune, Inc.	Jan-11	60.00	56	33,431	1,232	32,199
Intuitive Surgical, Inc.	Jan-11	380.00	6	11,398	2,040	9,358
Intuitive Surgical, Inc.	Jan-11	400.00	8	19,176	2,560	16,616
Medco Health Solutions, Inc.	Oct-10	70.00	39	3,900	195	3,705
Medco Health Solutions, Inc.	Jan-11	70.00	39	8,075	195	7,880
Medtronic, Inc.	Jan-11	50.00	62	13,534	310	13,224
Merck & Co., Inc.	Oct-10	39.00	57	5,700	399	5,301
Mindray Medical International, Inc.	Jan-11	30.00	57	7,524	10,260	(2,736)
Momenta Pharmaceuticals, Inc.	Jan-11	30.00	19	7,163	760	6,403
Monsanto Co.	Oct-10	57.50	57	25,976	6,099	19,877
Monsanto Co.	Oct-10	70.00	18	3,240	162	3,078
Pfizer, Inc.	Jan-11	20.00	121	11,737	1,573	10,164
St. Jude Medical, Inc.	Oct-10	45.00	60	7,620	600	7,020
St. Jude Medical, Inc.	Jan-11	45.00	80	19,905	2,400	17,505
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	57.50	13	1,313	1,235	78
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	65.00	13	3,731	260	3,471
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	70.00	59	13,579	590	12,989
Valeant Pharmaceuticals International	Sep-10	50.00	45	12,690	36,450	(23,760)
Vertex Pharmaceuticals, Inc.	Oct-10	45.00	39	13,966	585	13,381
WellPoint, Inc.	Jan-11	90.00	16	3,472	160	3,312

			$2,204	$495,973	$174,137	$321,836

Open put option contracts written at August 31, 2010 for the Health Sciences Fund were as follows:

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at August 31, 2010	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories	Jan-11	$55.00	19	$11,628	$13,585	$(1,957)
Acorda Therapeutics, Inc.	Jan-11	25.00	22	13,830	6,270	7,560
Acorda Therapeutics, Inc.	Jan-11	30.00	3	1,894	1,500	394
Acorda Therapeutics, Inc.	Jan-11	35.00	47	32,879	38,540	(5,661)
Acorda Therapeutics, Inc.	Jan-11	40.00	39	30,991	49,140	(18,149)
Alexion Pharmaceuticals, Inc.	Sep-10	60.00	8	4,196	3,360	836
Alexion Pharmaceuticals, Inc.	Jan-11	45.00	8	6,004	1,880	4,124
Alexion Pharmaceuticals, Inc.	Jan-11	50.00	5	4,135	1,950	2,185
Alexion Pharmaceuticals, Inc.	Jan-11	60.00	73	71,860	61,320	10,540
Allergan, Inc.	Jan-11	60.00	44	48,267	21,120	27,147
Allergan, Inc.	Jan-11	65.00	6	5,562	4,440	1,122
Allos Therapeutics, Inc.	Oct-10	10.00	39	13,923	25,350	(11,427)
AMAG Pharmaceuticals, Inc.	Jan-11	40.00	8	5,656	12,400	(6,744)
AMAG Pharmaceuticals, Inc.	Jan-11	45.00	29	34,328	60,030	(25,702)
AMAG Pharmaceuticals, Inc.	Jan-11	50.00	47	58,609	120,320	(61,711)
AmerisourceBergen Corp.	Jan-11	35.00	46	30,602	37,260	(6,658)
Amgen, Inc.	Jan-11	55.00	19	11,763	12,445	(682)
Amgen, Inc.	Jan-11	57.50	7	5,494	5,740	(246)
Amgen, Inc.	Jan-11	60.00	15	13,090	15,225	(2,135)
Amylin Pharmaceuticals, Inc.	Jan-11	15.00	38	15,845	4,712	11,133
Amylin Pharmaceuticals, Inc.	Jan-11	20.00	36	22,641	10,764	11,877
Auxilium Pharmaceuticals, Inc.	Jan-11	30.00	8	5,660	5,120	540
Baxter International, Inc.	Jan-11	50.00	50	24,650	42,750	(18,100)
Baxter International, Inc.	Jan-11	55.00	30	24,270	39,450	(15,180)
BioCryst Pharmaceuticals, Inc.	Jan-11	12.50	40	24,036	33,200	(9,164)
Biogen Idec, Inc.	Jan-11	50.00	22	15,750	7,260	8,490
Biogen Idec, Inc.	Jan-11	55.00	15	11,055	8,250	2,805
Biogen Idec, Inc.	Jan-11	60.00	6	5,562	5,160	402
Boston Scientific Corp.	Jan-11	12.50	42	13,762	31,080	(17,318)
Cardinal Health, Inc.	Jan-11	40.00	23	20,447	24,840	(4,393)
Celgene Corp.	Jan-11	55.00	3	2,691	2,040	651
Celgene Corp.	Jan-11	60.00	20	26,579	20,400	6,179
Celgene Corp.	Jan-11	65.00	19	26,470	27,170	(700)
Celgene Corp.	Jan-11	70.00	52	80,003	99,320	(19,317)
Cephalon, Inc.	Nov-10	65.00	19	9,947	17,860	(7,913)
Cephalon, Inc.	Jan-11	55.00	8	5,816	3,200	2,616
Cephalon, Inc.	Jan-11	65.00	38	22,012	38,760	(16,748)
Cerner Corp.	Jan-11	75.00	62	76,695	48,360	28,335
Cerner Corp.	Jan-11	80.00	41	69,781	44,690	25,091
Cerner Corp.	Jan-11	90.00	41	56,207	77,900	(21,693)
Cerner Corp.	Jan-11	95.00	30	53,179	71,100	(17,921)
Cerner Corp.	Jan-11	100.00	40	85,211	113,200	(27,989)
CIGNA Corp.	Jan-11	40.00	77	58,623	64,295	(5,672)
Computer Programs & Systems, Inc.	Sep-10	40.00	7	4,284	980	3,304
Covance, Inc.	Nov-10	60.00	11	7,010	26,620	(19,610)
Cubist Pharmaceuticals, Inc.	Jan-11	17.50	41	12,491	2,870	9,621
CVS Caremark Corp.	Jan-11	30.00	8	3,496	3,320	176
CVS Caremark Corp.	Jan-11	35.00	8	5,896	6,760	(864)
CVS Caremark Corp.	Jan-11	40.00	47	43,080	62,745	(19,665)
DaVita, Inc.	Jan-11	65.00	58	38,070	27,840	10,230
DaVita, Inc.	Jan-11	70.00	8	7,656	6,240	1,416
DaVita, Inc.	Apr-11	65.00	23	14,542	14,030	512
Dendreon Corp.	Jan-11	25.00	19	15,143	4,199	10,944
Dendreon Corp.	Jan-11	50.00	34	29,265	54,740	(25,475)
Dendreon Corp.	Jan-11	55.00	38	44,555	77,710	(33,155)
Dendreon Corp.	Jan-11	60.00	69	90,886	176,640	(85,754)
Dendreon Corp.	Jan-12	60.00	27	47,665	78,030	(30,365)
Dentsply International, Inc.	Oct-10	40.00	39	23,283	53,430	(30,147)
Edwards Lifesciences Corp.	Nov-10	57.50	80	69,004	30,400	38,604
Edwards Lifesciences Corp.	Feb-11	60.00	45	36,123	30,150	5,973
Edwards Lifesciences Corp.	Feb-11	65.00	31	29,771	31,930	(2,159)
Elan Corp. PLC ADR	Jan-11	10.00	64	22,630	36,480	(13,850)
Eli Lilly & Co.	Jan-11	40.00	61	46,047	43,310	2,737
Express Scripts, Inc.	Jan-11	40.00	40	29,645	11,760	17,885
Express Scripts, Inc.	Jan-11	42.50	16	10,581	6,480	4,101
Express Scripts, Inc.	Jan-11	45.00	24	15,700	12,720	2,980
Express Scripts, Inc.	Jan-11	47.50	40	31,015	27,600	3,415
Express Scripts, Inc.	Jan-11	50.00	56	34,405	49,000	(14,595)
Express Scripts, Inc.	Jan-11	52.50	50	35,480	53,750	(18,270)
Express Scripts, Inc.	Jan-11	55.00	89	65,168	114,810	(49,642)
Forest Labs, Inc.	Jan-11	35.00	166	105,961	132,800	(26,839)
Genzyme Corp.	Jan-11	75.00	27	20,333	17,010	3,323
Gilead Sciences, Inc.	Nov-10	36.00	39	13,645	18,720	(5,075)
Gilead Sciences, Inc.	Jan-11	35.00	19	8,911	8,930	(19)
Gilead Sciences, Inc.	Jan-11	40.00	8	4,184	6,920	(2,736)
Gilead Sciences, Inc.	Jan-11	45.00	18	14,256	24,030	(9,774)
Health Management Associates, Inc.	Nov-10	10.00	70	14,490	28,000	(13,510)
Human Genome Sciences, Inc.	Oct-10	30.00	31	13,392	7,781	5,611
Human Genome Sciences, Inc.	Jan-11	20.00	36	37,696	8,892	28,804
Human Genome Sciences, Inc.	Jan-11	30.00	30	22,742	18,900	3,842
Human Genome Sciences, Inc.	Jan-11	35.00	15	15,495	13,500	1,995
Illumina, Inc.	Jan-11	35.00	40	35,879	7,200	28,679
Illumina, Inc.	Jan-11	45.00	40	40,069	23,200	16,869
Illumina, Inc.	Jan-11	50.00	10	10,910	9,100	1,810
InterMune, Inc.	Jan-11	45.00	26	32,321	91,390	(59,069)
InterMune, Inc.	Jan-11	50.00	30	44,532	120,450	(75,918)
Intuitive Surgical, Inc.	Jan-11	310.00	4	16,588	23,040	(6,452)
Intuitive Surgical, Inc.	Jan-11	320.00	8	31,936	52,400	(20,464)
Intuitive Surgical, Inc.	Jan-11	370.00	8	41,575	87,040	(45,465)
Johnson & Johnson	Jan-11	65.00	84	102,225	73,920	28,305
Johnson & Johnson	Jan-11	70.00	88	132,206	119,240	12,966
King Pharmaceuticals, Inc.	Jan-11	15.00	16	6,512	10,400	(3,888)
Life Technologies Corp.	Jan-12	50.00	15	14,725	16,650	(1,925)
McKesson Corp.	Jan-11	80.00	31	36,315	69,440	(33,125)
McKesson Corp.	Jan-12	80.00	37	62,508	92,130	(29,622)
Medco Health Solutions, Inc.	Jan-11	60.00	20	16,480	33,400	(16,920)
Momenta Pharmaceuticals, Inc.	Jan-11	17.50	17	8,999	9,180	(181)
Momenta Pharmaceuticals, Inc.	Jan-11	25.00	41	25,025	48,380	(23,355)
Monsanto Co.	Oct-10	50.00	19	10,488	3,743	6,745
Monsanto Co.	Oct-10	57.50	39	28,141	24,180	3,961
Monsanto Co.	Jan-11	55.00	22	21,934	14,850	7,084
Monsanto Co.	Jan-11	60.00	42	44,933	42,420	2,513
Monsanto Co.	Jan-11	65.00	42	38,814	59,220	(20,406)
Monsanto Co.	Apr-11	60.00	23	21,436	26,220	(4,784)
Monsanto Co.	Jan-12	62.50	39	48,064	67,470	(19,406)
Neurocrine Biosciences, Inc.	Nov-10	7.50	18	4,446	4,410	36
Nuance Communications, Inc.	Jan-11	20.00	40	24,879	22,800	2,079
Onyx Pharmaceuticals, Inc.	Jan-11	30.00	48	35,855	34,080	1,775
Pfizer, Inc.	Jan-11	20.00	329	154,859	144,760	10,099
Pfizer, Inc.	Jan-11	22.50	345	183,068	236,325	(53,257)
Pfizer, Inc.	Jan-11	25.00	383	289,611	356,190	(66,579)
Quest Diagnostics, Inc.	Jan-11	55.00	21	16,832	25,410	(8,578)
Quest Diagnostics, Inc.	Jan-11	60.00	24	15,968	41,280	(25,312)
Salix Pharmaceuticals, Ltd.	Jan-11	35.00	15	19,455	5,550	13,905
Salix Pharmaceuticals, Ltd.	Jan-11	50.00	46	49,078	62,560	(13,482)
Savient Pharmaceuticals, Inc.	Jan-11	15.00	82	42,404	32,800	9,604
St. Jude Medical, Inc.	Oct-10	40.00	31	8,562	17,670	(9,108)
St. Jude Medical, Inc.	Jan-11	35.00	41	22,291	12,710	9,581
St. Jude Medical, Inc.	Jan-11	40.00	58	25,735	37,120	(11,385)
Stericycle, Inc.	Nov-10	60.00	1	657	135	522
Stryker Corp.	Jan-11	50.00	8	4,856	6,400	(1,544)
Stryker Corp.	Jan-11	55.00	8	5,256	10,000	(4,744)
Stryker Corp.	Jan-11	65.00	76	67,279	168,720	(101,441)
SXC Health Solutions Corp.	Oct-10	60.00	12	7,524	1,140	6,384
SXC Health Solutions Corp.	Jan-11	75.00	8	10,060	6,240	3,820
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	65.00	13	11,661	19,305	(7,644)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-11	70.00	8	8,375	16,360	(7,985)
The Medicines Co.	Jan-11	12.50	38	10,102	10,070	32
Thermo Fisher Scientific, Inc.	Sep-10	55.00	7	6,419	9,380	(2,961)
Thermo Fisher Scientific, Inc.	Mar-11	50.00	31	20,038	28,830	(8,792)
UnitedHealth Group, Inc.	Jan-11	35.00	38	29,905	17,860	12,045
UnitedHealth Group, Inc.	Jan-12	35.00	42	36,183	30,450	5,733
Universal Health Services	Oct-10	45.00	8	4,576	11,520	(6,944)
Universal Health Services	Jan-11	40.00	19	11,893	19,190	(7,297)
Valeant Pharmaceuticals International	Sep-10	50.00	58	18,676	870	17,806
Valeant Pharmaceuticals International	Sep-10	55.00	31	15,417	1,395	14,022
Valeant Pharmaceuticals International	Sep-10	60.00	8	3,166	2,200	966
Valeant Pharmaceuticals International	Jan-11	60.00	97	97,187	70,810	26,377
Valeant Pharmaceuticals International	Jan-12	65.00	9	13,563	12,510	1,053
Vertex Pharmaceuticals, Inc.	Jan-11	40.00	13	14,911	10,530	4,381
Vertex Pharmaceuticals, Inc.	Jan-11	45.00	20	27,312	24,600	2,712
Walgreen Co.	Jan-11	45.00	124	113,395	229,400	(116,005)
Walgreen Co.	Jan-11	50.00	118	140,746	289,100	(148,354)
Warner Chilcott PLC	Oct-10	25.00	40	9,480	2,600	6,880
Waters Corp.	Nov-10	75.00	19	23,317	28,310	(4,993)
Waters Corp.	Feb-11	65.00	12	9,204	9,840	(636)
Wellcare Health Plans, Inc.	Jan-11	35.00	40	41,079	49,600	(8,521)
WellPoint, Inc.	Jan-11	55.00	31	18,926	24,025	(5,099)
WellPoint, Inc.	Jan-11	60.00	15	15,023	17,325	(2,302)
Zimmer Holdings, Inc.	Jan-11	60.00	45	28,785	59,850	(31,065)

			5,955	$4,836,228	$6,009,676	$(1,173,448)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Medical Instruments	$9,646,343	$—	$—	$9,646,343
Medical Products	16,336,518	—	—	16,336,518
Medical-Biomedical/Gene	46,770,069	—	—	46,770,069
Medical-Drugs	29,334,144	—	—	29,334,144
Medical-HMO	11,663,982	—	—	11,663,982
Other Industries*	47,721,563	594,411	—	48,315,974
Convertible Preferred Stock	—	—	135,905	135,905
Warrants	—	21,752	24,058	45,810
Short-Term Investment Securities:
Registered Investment Companies	—	1,100,775	—	1,100,775
Other Financial Instruments:+
Call Option Contracts Written - Appreciation	367,946	—	—	367,946
Call Option Contracts Written - Depreciation	(46,110)	—	—	(46,110)
Put Option Contracts Written - Appreciation	566,244	—	—	566,244
Put Option Contracts Written - Depreciation	(1,739,692)	—	—	(1,739,692)

Total	$160,621,007	$1,716,938	$159,963	$162,497,908

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Warrants
Balance as of 5/31/2010	$135,905	$28,566
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	—	(4,508)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2010	$135,905	$24,058

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2010 includes:

Convertible Preferred Stock	Warrants
$—	$(4,508)

See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Principal Amount/ Shares(6)	Value (Note 1)
U.S. CORPORATE BONDS & NOTES - 30.3%
Banks-Commercial - 5.0%

BNP Paribas LLC Bank Guar. Notes 3.36% due 04/03/17(1)	$674,000	$658,026
Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(1)	3,000,000	2,676,777
Manufacturers & Traders Trust Co. Sub. Notes 2.03% due 04/01/13(1)	1,206,000	1,185,625
National City Bank Sub. Notes 0.91% due 06/07/17(1)	1,000,000	896,424
Regions Financial Corp. Senior Notes 4.88% due 04/26/13	1,000,000	1,009,520
State Street Bank & Trust Co. Sub. Notes 0.74% due 12/08/15(1)	2,400,000	2,306,040
SunTrust Bank Sub. Notes 0.83% due 04/01/15(1)	2,000,000	1,810,722
UniCredito Italiano Capital Trust II Bank Guar. Notes 9.20% due 10/05/10*(1)(2)	1,000,000	990,000
U.S. Bank NA Sub. Notes 0.81% due 10/14/14(1)	1,000,000	972,684

		12,505,818

Banks-Fiduciary - 0.9%

State Street Capital Trust III Notes 8.25% due 03/15/11(1)(2)	1,000,000	1,023,840
State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/01/77(1)	1,500,000	1,108,917

		2,132,757

Banks-Money Center - 0.0%

RBS Capital Trust II Bank Guar. Bonds 6.43% due 01/03/34(1)(2)	50,000	29,375

Banks-Super Regional - 3.7%

Bank of America NA Sub. Notes 0.84% due 06/15/17(1)	2,000,000	1,728,986
PNC Funding Corp. Bank Guar. Notes 0.68% due 01/31/14(1)	500,000	480,962
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(1)(2)	1,000,000	780,000
Wachovia Corp. Senior Notes 0.69% due 03/01/12(1)	800,000	795,608
Wachovia Corp. Senior Notes 0.81% due 06/15/17(1)	1,000,000	914,318
Wachovia Corp. Sub. Notes 0.82% due 10/28/15(1)	3,000,000	2,745,675
Wells Fargo Bank NA Sub. Notes 0.59% due 05/16/16(1)	2,000,000	1,840,286

		9,285,835

Diversified Banking Institutions - 5.5%

Citigroup, Inc. Senior Notes 0.71% due 11/05/14(1)	1,475,000	1,344,156
JPMorgan Chase & Co. Senior Notes 5.00% due 04/28/20(1)	2,000,000	2,054,400
Morgan Stanley Senior Notes 1.01% due 10/15/15(1)	2,000,000	1,781,716
Morgan Stanley Senior Notes 2.88% due 05/14/13(1)	2,000,000	2,020,368
Morgan Stanley Senior Notes 4.02% due 06/01/11(1)	150,000	148,805
Morgan Stanley Senior Notes 4.37% due 11/01/13(1)	1,150,000	1,161,994
The Goldman Sachs Group, Inc. Notes 0.00% due 05/08/13(1)(3)(9)	5,000,000	4,918,050
The Goldman Sachs Group, Inc. Senior Notes 0.91% due 07/22/15(1)	500,000	468,381

		13,897,870

Diversified Financial Services - 2.3%

General Electric Capital Corp. Senior Notes 0.66% due 06/12/12(1)	1,500,000	1,469,249
General Electric Capital Corp. Senior Notes 0.67% due 03/20/14(1)	1,000,000	957,036
General Electric Capital Corp. Senior Notes 1.37% due 12/20/13(1)	2,500,000	2,446,817
ZFS Finance USA Trust II Bonds 6.45% due 12/15/65*(1)	1,000,000	920,000

		5,793,102

Finance-Consumer Loans - 0.3%

SLM Corp. Senior Notes 0.80% due 01/27/14(1)	1,000,000	816,171

Finance-Investment Banker/Broker - 3.4%

Citigroup Funding, Inc. Company Guar. Notes 1.58% due 05/28/13(1)	5,000,000	4,893,430
Citigroup Funding, Inc. Company Guar. Notes 5.00% due 03/30/20(1)(3)(9)	3,000,000	2,951,700
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(1)	496,000	355,628
Lehman Brothers Holdings, Inc. Notes 0.00% due 04/14/11(1)(4)(5)	400,000	83,000
Lehman Brothers Holdings, Inc. Notes 0.00% due 06/10/14(1)(4)(5)	578,000	119,935

Lehman Brothers Holdings, Inc. Notes 0.00% due 11/01/14(1)(4)(5)	1,000,000	196,250

		8,599,943

Insurance-Life/Health - 6.4%

John Hancock Life Insurance Co. Company Guar. Notes 2.78% due 08/15/11(1)	1,000,000	985,550
Monumental Global Funding III Senior Sec. Notes 4.20% due 05/22/18*(1)	5,000,000	5,752,123
Pacific Life Global Funding Bonds 4.20% due 02/06/16*(1)	300,000	290,205
Principal Life Income Funding Trusts Senior Sec. Notes 3.42% due 03/01/12(1)	4,390,000	4,330,340
Principal Life Income Funding Trusts Senior Sec. Notes 3.83% due 07/15/11(1)	2,464,000	2,427,040
Protective Life Secured Trusts Senior Sec. Notes 2.56% due 09/10/11(1)	170,000	167,871
Prudential Financial, Inc. Senior Notes 3.80% due 05/23/18(1)	2,000,000	1,991,260

		15,944,389

Insurance-Multi-line - 0.4%

The Allstate Corp. Jr. Sub. Bonds 6.13% due 05/15/67(1)	1,000,000	907,500

Oil & Gas Drilling - 0.1%

Pride International, Inc. Senior Notes 6.88% due 08/15/20	275,000	288,406

Oil Companies-Exploration & Production - 0.2%

Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	500,000	494,750

Paper & Related Products - 0.2%

Westvaco Corp. Company Guar. Notes 7.95% due 02/15/31	500,000	567,246

Real Estate Operations & Development - 0.3%

Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	800,000	839,557

Special Purpose Entities - 1.6%

BankBoston Capital Trust III Company Guar. Notes 1.29% due 06/15/27(1)	1,000,000	689,933
Genworth Global Funding Trusts Sec. Notes 0.52% due 05/15/12(1)	1,000,000	970,179
Goldman Sachs Capital III Company Guar. Notes 1.31% due 09/01/12(1)(2)	500,000	340,000
Premium Asset Trust 05-7 Sec. Notes 0.77% due 09/28/10*(1)	1,000,000	986,250
Strats-Daimler Chrysler Bonds 3.05% due 11/15/13*(1)	1,000,000	1,017,500

		4,003,862

Total U.S. Corporate Bonds & Notes
(cost $76,690,223)		76,106,581

FOREIGN CORPORATE BONDS & NOTES - 4.3%
Banks-Commercial - 2.2%

Barclays Bank PLC Senior Notes 3.52% due 02/25/13(1)	3,000,000	3,013,800
Barclays Bank PLC Senior Notes 4.50% due 03/10/17(1)	2,000,000	1,937,000
HSBC Bank PLC Senior Notes 1.05% due 08/12/13*(1)	500,000	499,385

		5,450,185

Diversified Banking Institutions - 1.2%

Natixis Sub. Notes 0.78% due 01/15/19(1)	1,000,000	891,086
UBS AG Senior Notes 1.44% due 02/23/12(1)	300,000	301,751
UBS AG Notes 4.50% due 04/09/20(1)(3)(9)	2,000,000	1,918,000

		3,110,837

Finance-Mortgage Loan/Banker - 0.4%

BRFkredit AS Government Guar. Notes 0.78% due 04/15/13*(1)	1,000,000	1,000,268

Special Purpose Entity - 0.1%

AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	320,000	338,099

Telephone-Integrated - 0.4%

Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13(1)	1,000,000	972,189

Total Foreign Corporate Bonds & Notes
(cost $10,982,006)		10,871,578

FOREIGN GOVERNMENT AGENCIES - 7.8%
Sovereign - 7.8%

Government of Australia Bonds 3.00% due 09/20/25	AUD	12,000,000	11,667,067
Government of Canada Bonds 1.50% due 12/01/44	CAD	2,513,530	2,479,776
Government of Canada Bonds 4.25% due 12/01/21	CAD	4,196,220	5,325,601

Total Foreign Government Agencies
(cost $18,741,732)			19,472,444

U.S. GOVERNMENT TREASURIES - 54.6%
United States Treasury Bonds - 40.5%

1.38% due 01/15/20 TIPS(7)		6,047,880	6,311,531
1.75% due 01/15/28 TIPS(7)		16,543,314	17,450,615
1.88% due 07/15/19 TIPS(7)		1,531,290	1,670,063
2.00% due 01/15/26 TIPS(7)		8,796,742	9,640,684
2.13% due 02/15/40 TIPS(7)		3,025,440	3,398,894
2.38% due 01/15/25 TIPS(7)		3,469,110	3,976,738
2.50% due 01/15/29 TIPS(7)		8,629,540	10,128,923
2.63% due 07/15/17 TIPS(7)		8,413,600	9,597,419
3.63% due 04/15/28 TIPS(7)		12,129,030	16,214,051
3.88% due 04/15/29 TIPS(7)		16,905,480	23,420,700

			101,809,618

United States Treasury Notes - 14.1%

1.38% due 07/15/18 TIPS(7)		8,490,804	8,950,505
1.63% due 01/15/15 TIPS(7)		3,093,573	3,276,286
1.88% due 07/15/15 TIPS(7)		12,326,820	13,269,625
2.00% due 07/15/14 TIPS(7)		2,312,740	2,482,400
2.00% due 01/15/16 TIPS(7)		1,098,220	1,192,084
3.38% due 01/15/12 TIPS(7)		4,910,240	5,143,476
3.63% due 02/15/20		1,000,000	1,100,547

			35,414,923

Total U.S. Government Treasuries
(cost $123,845,844)			137,224,541

PREFERRED STOCK - 1.0%
Banks-Super Regional - 0.1%

US Bancorp 7.19%(1)(2)		500	387,812

Finance-Consumer Loans - 0.9%

SLM Corp. 4.20%(1)		133,000	2,223,760

Total Preferred Stock
(cost $2,836,625)			2,611,572

Total Long-Term Investment Securities
(cost $233,096,430)			246,286,716

SHORT-TERM INVESTMENT SECURITIES - 2.1%
Time Deposits - 2.1%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10
(cost $5,397,000)		5,397,000	5,397,000

TOTAL INVESTMENTS
(cost $238,493,430) (8)		100.1%	251,683,716
Liabilities in excess of other assets		(0.1)	(347,028)

NET ASSETS		100.0%	$251,336,688

*		Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $11,455,731 representing 4.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)		Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(2)		Perpetual maturity - maturity date reflects the next call date.
(3)		Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)		Bond in default
(5)		Company has filed for Chapter 11 bankruptcy protection.
(6)		In United States dollars unless otherwise indicated.
(7)		Principal amount of security is adjusted for inflation.
(8)		See Note 5 for cost of investments on a tax basis.
(9)		Illiquid security. At August 31, 2010, the aggregate value of these securities was 9,787,750, representing 3.9% of net assets.
TIPS	-	Treasury Inflation Protected Securities

Currency Legend

AUD	-	Australian Dollar
CAD	-	Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$66,182,431	$9,924,150	$76,106,581
Foreign Corporate Bonds & Notes	—	4,002,778	6,868,800	10,871,578
Foreign Government Agencies	—	19,472,444	—	19,472,444
U.S. Government Treasuries	—	137,224,541	—	137,224,541
Preferred Stock	2,223,760	387,812	—	2,611,572
Short-Term Investment Securities:
Time Deposits	—	5,397,000	—	5,397,000

Total	$2,223,760	$232,667,006	$16,792,950	$251,683,716

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2010	$9,668,750	$6,733,800
Accrued discounts/premiums	438	(2,428)
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)(1)	254,962	137,428
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2010	$9,924,150	$6,868,800

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2010 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$254,962	$137,428

See Notes to Portfolio of Investments

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 87.9%
Australia - 7.3%

AGL Energy, Ltd.	33,934	$453,470
Alumina, Ltd.	183,975	280,716
Amcor, Ltd.	92,076	552,141
AMP, Ltd.	156,192	700,379
Aristocrat Leisure, Ltd.#	30,161	99,823
Asciano Group†	220,593	328,738
ASX, Ltd.	13,087	338,943
Australia and New Zealand Banking Group, Ltd.	190,990	3,838,580
AXA Asia Pacific Holdings, Ltd.	77,923	381,305
Bendigo and Adelaide Bank, Ltd.	27,247	204,357
BGP Holdings PLC(1)(2)	835,027	0
BHP Billiton, Ltd.	253,003	8,339,838
Billabong International, Ltd.#	15,268	102,695
BlueScope Steel, Ltd.	137,454	261,707
Boral, Ltd.	54,187	212,125
Brambles, Ltd.	107,210	558,955
Caltex Australia, Ltd.	10,180	101,802
CFS Retail Property Trust#	132,516	228,136
Coca-Cola Amatil, Ltd.	42,651	452,703
Cochlear, Ltd.	4,263	262,461
Commonwealth Bank of Australia	116,754	5,224,966
Computershare, Ltd.	33,512	282,950
Crown, Ltd.	34,087	251,109
CSL, Ltd.	43,376	1,271,980
CSR, Ltd.	114,220	173,265
Dexus Property Group	363,447	268,388
Energy Resources of Australia, Ltd.	4,996	58,451
Fairfax Media, Ltd.#	159,582	204,451
Fortescue Metals Group, Ltd.†	93,683	390,077
Foster’s Group, Ltd.	145,533	784,653
Goodman Fielder, Ltd.	104,082	124,086
Goodman Group	480,215	271,302
GPT Group	132,896	353,530
Harvey Norman Holdings, Ltd.	40,046	122,920
Incitec Pivot, Ltd.	122,504	367,303
Insurance Australia Group, Ltd.	156,751	479,747
Intoll Group	170,511	223,763
Leighton Holdings, Ltd.#	10,201	278,628
Lend Lease Group	40,508	250,117
MacArthur Coal, Ltd.	9,600	96,344
Macquarie Group, Ltd.#	25,975	865,699
MAP Group	28,061	73,899
Metcash, Ltd.	57,733	225,493
Mirvac Group	246,253	293,582
National Australia Bank, Ltd.	159,897	3,300,442
Newcrest Mining, Ltd.	57,632	1,910,002
Nufarm, Ltd.	2	7
OneSteel, Ltd.	100,389	257,230
Orica, Ltd.	27,225	606,763
Origin Energy, Ltd.	66,390	900,775
OZ Minerals, Ltd.	235,324	255,429
Paladin Energy, Ltd.†#	51,365	169,545
Qantas Airways, Ltd.†	83,666	186,839
QBE Insurance Group, Ltd.	78,032	1,144,820
Rio Tinto, Ltd.#	32,850	2,048,496
Santos, Ltd.	62,825	793,715
Sims Metal Management, Ltd.#	12,296	181,600
Sonic Healthcare, Ltd.	27,819	273,494
SP AusNet	99,633	70,915
Stockland	179,655	629,766
Suncorp-Metway, Ltd.	96,596	717,611
TABCORP Holdings, Ltd.	46,188	262,587
Tatts Group, Ltd.#	96,659	205,534
Telstra Corp., Ltd.	328,284	803,205
Toll Holdings, Ltd.	50,341	271,866
Transurban Group#	95,980	415,866
Wesfarmers, Ltd.	75,774	2,154,620
Wesfarmers, Ltd. PPS	11,454	327,833
Westfield Group	165,274	1,839,525
Westpac Banking Corp.	224,444	4,333,227
Woodside Petroleum, Ltd.	41,015	1,527,881
Woolworths, Ltd.	93,530	2,310,011
WorleyParsons, Ltd.	14,440	266,838

		58,802,019

Austria - 0.3%

Erste Group Bank AG	49,380	1,792,200
Immofinanz AG†	31,250	102,172
Immofinanz AG Escrow†(1)(2)	13,480	0
OMV AG	4,723	152,145
Raiffeisen International Bank Holding AG#	1,750	71,521
Telekom Austria AG	10,461	133,760
Verbund - Oesterreichische Elektrizitaetswirtschafts AG, Class A#	2,419	85,987
Vienna Insurance Group	1,242	58,471
Voestalpine AG	3,460	102,689

		2,498,945

Belgium - 0.8%

Ageas NV	272,932	691,401
Anheuser-Busch InBev NV	55,713	2,897,872
Belgacom SA	14,164	504,735
Colruyt SA	486	120,344
Compagnie Nationale a Portefeuille	866	39,113
Delhaize Group SA	13,013	872,689
Dexia SA†#	151,122	629,874
Groupe Bruxelles Lambert SA	2,541	187,441
KBC Groep NV†	5,069	210,440
Mobistar SA	850	47,627
Solvay SA	1,867	169,190
UCB SA#	3,230	92,138
Umicore	3,590	124,791

		6,587,655

Bermuda - 0.4%

Cheung Kong Infrastructure Holdings, Ltd.	32,000	123,413
Esprit Holdings, Ltd.	87,400	489,878
Kerry Properties, Ltd.	54,000	271,085
Li & Fung, Ltd.	172,000	863,455
Mongolia Energy Co., Ltd.†	218,000	86,597
Noble Group, Ltd.	224,000	259,447
NWS Holdings, Ltd.	64,000	116,831
Orient Overseas International, Ltd.	16,500	132,467
Seadrill, Ltd.#	8,800	205,094
Shangri-La Asia, Ltd.	98,000	214,173
Yue Yuen Industrial Holdings, Ltd.	56,000	183,577

		2,946,017

Cayman Islands - 0.1%

ASM Pacific Technology, Ltd.	14,900	120,579

Foxconn International Holdings, Ltd.†	162,000	108,087
Lifestyle International Holdings, Ltd.	43,500	94,172
Sands China Ltd†	182,000	279,829
Wynn Macau, Ltd.†	117,000	202,752

		805,419

Cyprus - 0.0%

Bank of Cyprus Public Co., Ltd.	18,238	96,840

Denmark - 1.0%

AP Moller - Maersk A/S, Series A	306	2,254,937
AP Moller - Maersk A/S, Series B	41	308,832
Carlsberg A/S	30,669	2,889,633
Coloplast A/S	2,622	278,957
Danske Bank A/S†	21,434	476,875
DSV A/S	6,585	104,359
Novo Nordisk A/S, Class B	13,432	1,152,382
Novozymes A/S	1,452	170,546
Tryg A/S#	827	44,345
Vestas Wind Systems A/S†#	6,414	239,329
William Demant Holding†#	762	51,703

		7,971,898

Finland - 0.6%

Elisa Oyj†	4,302	85,265
Fortum Oyj	18,436	424,506
Kesko Oyj, Class B	5,921	229,904
Kone Oyj, Class B	4,856	223,320
Metso Oyj	4,024	147,016
Neste Oil Oyj#	4,145	55,784
Nokia Oyj	173,713	1,484,830
Nokian Renkaat Oyj#	3,431	98,350
Orion Oyj	2,887	52,756
Outokumpu Oyj	4,015	65,635
Pohjola Bank PLC, Class A	4,466	48,927
Rautaruukki Oyj	2,722	47,775
Sampo Oyj, Class A	13,229	318,692
Sanoma Oyj	2,602	48,142
Stora Enso Oyj, Class R	58,083	447,891
UPM-Kymmene Oyj	47,946	658,027
Wartsila Oyj	2,484	132,462

		4,569,282

France - 9.0%

Accor SA	4,614	141,558
Aeroports de Paris	960	67,738
Air France-KLM†	4,368	57,402
Air Liquide SA	20,120	2,092,290
Alcatel-Lucent†	72,990	188,138
Alstom SA	6,479	309,044
Atos Origin SA†	25,464	984,858
AXA SA	246,903	3,837,571
BioMerieux#	1,031	105,111
BNP Paribas	88,530	5,538,805
Bouygues SA	7,251	294,364
Bureau Veritas SA	1,580	96,108
Cap Gemini SA	4,605	194,679
Carrefour SA	96,812	4,395,805
Casino Guichard Perrachon SA	7,238	586,022
Christian Dior SA	28,264	2,858,958
Cie Generale d’Optique Essilor International SA	6,195	376,005
Cie Generale de Geophysique-Veritas†	52,081	881,096
CNP Assurances	4,804	81,577
Compagnie de St. Gobain	72,204	2,657,176
Compagnie Generale des Etablissements Michelin, Class B	4,642	344,778
Credit Agricole SA	150,692	1,899,142
Danone	91,413	4,912,329
Dassault Systemes SA#	14,990	903,929
Edenred†	4,614	79,520
EDF SA	9,554	380,533
Eiffage SA#	1,309	59,701
Eramet#	170	43,119
Eurazeo	936	54,575
Eutelsat Communications	3,119	112,134
Fonciere Des Regions	753	70,232
France Telecom SA#	252,002	5,122,368
GDF Suez	49,921	1,545,817
GDF Suez VVPR†	12,852	16
Gecina SA	607	60,522
Groupe Eurotunnel SA	15,250	113,306
Hermes International	1,662	301,182
ICADE	744	70,543
Iliad SA	526	49,460
Imerys SA	1,187	58,943
Ipsen SA	927	31,659
JC Decaux SA†	2,146	51,277
Klepierre	2,942	89,832
L’Oreal SA	11,823	1,176,142
Lafarge SA	14,757	679,868
Lagardere SCA	7,095	255,573
Legrand SA	57,739	1,753,514
LVMH Moet Hennessy Louis Vuitton SA	7,549	877,915
Metropole Television SA	12,095	252,212
Natixis†	77,868	424,317
Neopost SA#	989	69,885
PagesJaunes Groupe SA#	4,088	38,849
Pernod-Ricard SA	6,102	477,034
Peugeot SA†	4,873	128,014
PPR	17,653	2,298,597
Publicis Groupe SA	31,044	1,300,204
Renault SA†	6,052	245,881
Safran SA	21,987	540,264
Sanofi-Aventis SA	52,426	3,007,597
Schneider Electric SA	7,446	789,694
SCOR SE	5,309	115,483
Societe BIC SA	862	63,183
Societe Des Autoroutes Paris-Rhin-Rhone#	2,025	138,446
Societe Generale	31,100	1,583,554
Societe Television Francaise 1	3,795	56,244
Sodexo	2,969	170,609
Suez Environnement SA	8,627	138,844
Technip SA	3,098	202,932
Thales SA	2,891	92,433
Total SA	190,525	8,901,999
Unibail-Rodamco SE	2,814	530,627

Vallourec SA	3,426	294,317
Veolia Environnement	10,879	253,256
Vinci SA	13,441	589,772
Vivendi SA	111,017	2,590,036

		72,136,517

Germany - 7.3%

Adidas AG	44,979	2,289,391
Allianz SE	58,850	6,036,318
BASF SE	105,430	5,562,695
Bayer AG	98,571	6,018,363
Bayerische Motoren Werke AG	64,718	3,417,110
Beiersdorf AG	3,174	169,679
Celesio AG	17,889	362,718
Commerzbank AG†#	22,319	175,699
Continental AG (Xetra)†	3,400	205,523
Daimler AG (Xetra)†	47,362	2,302,349
Deutsche Bank AG	30,968	1,945,728
Deutsche Boerse AG	6,140	375,196
Deutsche Lufthansa AG†	7,209	113,784
Deutsche Post AG (Sweden)	26,648	435,798
Deutsche Postbank AG†	9,332	282,700
Deutsche Telekom AG	391,771	5,158,344
E.ON AG	215,075	6,052,059
Fraport AG Frankfurt Airport Services Worldwide	1,188	61,755
Fresenius Medical Care AG & Co. KGaA	13,761	779,158
Fresenius SE	5,252	372,647
GEA Group AG	5,209	108,192
Hannover Rueckversicherung AG	1,950	86,502
HeidelbergCement AG	4,428	177,600
Henkel AG & Co. KGaA	54,423	2,186,617
Hochtief AG	11,743	776,954
Infineon Technologies AG†	34,219	190,845
K+S AG	4,520	236,451
Linde AG	29,853	3,363,196
MAN SE	3,329	286,406
Merck KGaA	2,035	176,755
Metro AG	4,082	207,822
Muenchener Rueckversicherungs AG	5,811	742,290
Puma AG Rudolf Dassler Sport	171	46,417
RWE AG	12,910	845,495
Salzgitter AG	1,325	80,404
SAP AG	26,461	1,155,370
Siemens AG	45,450	4,134,279
Suedzucker AG	2,143	39,066
ThyssenKrupp AG	10,530	288,167
TUI AG†	4,476	45,128
United Internet AG	3,779	48,440
Volkswagen AG	14,102	1,282,227
Wacker Chemie AG	506	76,755

		58,698,392

Greece - 0.1%

Alpha Bank A.E.†	25,537	165,045
Coca-Cola Hellenic Bottling Co. SA	5,852	138,233
EFG Eurobank Ergasias SA†	10,449	68,061
Hellenic Petroleum SA	22,784	170,640
Hellenic Telecommunications Organization SA	7,924	54,426
National Bank of Greece SA†	19,114	241,253
OPAP SA	7,153	108,323
Piraeus Bank SA†	10,589	55,018
Public Power Corp. SA	10,318	146,707

		1,147,706

Guernsey - 0.0%

Resolution, Ltd.	44,734	173,711

Hong Kong - 1.8%

Bank of East Asia, Ltd.	109,600	411,418
BOC Hong Kong Holdings, Ltd.	279,000	733,479
Cathay Pacific Airways, Ltd.	89,000	219,675
Cheung Kong Holdings, Ltd.	99,000	1,251,062
CLP Holdings, Ltd.	145,000	1,107,247
Hang Lung Group, Ltd.	61,000	366,216
Hang Lung Properties, Ltd.	157,000	701,366
Hang Seng Bank, Ltd.	57,700	792,204
Henderson Land Development Co., Ltd.	82,000	497,034
Hong Kong & China Gas Co., Ltd.	325,000	785,473
Hong Kong Exchanges and Clearing, Ltd.	77,200	1,211,778
Hongkong Electric Holdings, Ltd.	99,000	602,623
Hopewell Holdings, Ltd.	43,000	134,880
Hutchison Whampoa, Ltd.	152,000	1,124,551
Hysan Development Co., Ltd.	48,000	153,649
MTR Corp.	108,000	385,281
New World Development, Ltd.	192,000	307,546
PCCW, Ltd.	278,000	90,418
Sino Land Co., Ltd.	130,000	226,952
Sun Hung Kai Properties, Ltd.	107,000	1,497,966
Swire Pacific, Ltd., Class A	58,000	700,138
Television Broadcasts, Ltd.	21,000	104,207
The Link REIT	166,000	486,556
Wharf Holdings, Ltd.	104,000	559,524
Wheelock & Co., Ltd.	69,000	199,139
Wing Hang Bank, Ltd.	13,500	142,832

		14,793,214

Ireland - 0.2%

Anglo Irish Bank Corp., Ltd.†(1)(2)	31,152	0
Bank of Ireland†	221,930	216,556
CRH PLC	37,475	582,942
Elan Corp. PLC†	16,041	70,741
James Hardie Industries SE	32,762	155,361
Kerry Group PLC	11,282	370,510
Ryanair Holdings PLC	7,244	35,416
Ryanair Holdings PLC ADR	934	26,479

		1,458,005

Isle of Man - 0.1%

Genting Singapore PLC†	459,000	572,269

Israel - 0.7%

Bank Hapoalim BM†	74,700	304,950
Bank Leumi Le-Israel B.M.†	88,900	367,348

Bezeq Israeli Telecommunication Corp., Ltd.	131,100	289,389
Cellcom Israel, Ltd.	3,700	103,123
Delek Group, Ltd.	300	75,275
Discount Investment Corp.	1,800	33,895
Elbit Systems, Ltd.	1,800	89,670
Israel Chemicals, Ltd.	33,400	421,484
Israel Discount Bank, Ltd.†	38,500	67,935
Makhteshim-Agan Industries, Ltd.†	17,100	58,734
Mizrahi Tefahot Bank Ltd.	9,300	76,200
NICE Systems, Ltd.†	4,700	126,188
Ormat Industries, Ltd.	4,200	31,054
Partner Communications Co., Ltd.	6,400	106,538
Teva Pharmaceutical Industries, Ltd.	70,300	3,553,707
The Israel Corp., Ltd.†	200	160,986

		5,866,476

Italy - 2.3%

A2A SpA	1,490,489	2,081,483
Assicurazioni Generali SpA	36,002	651,048
Atlantia SpA	22,573	425,366
Autogrill SpA†	15,905	183,416
Banca Carige SpA#	17,813	37,766
Banca Monte dei Paschi di Siena SpA†#	160,508	192,013
Banca Popolare di Milano Scarl	104,512	454,279
Banco Popolare SC	20,516	115,370
Beni Stabili SpA†#	4,518	3,493
Enel SpA	202,952	967,038
ENI SpA	80,271	1,594,007
Exor SpA#	2,019	37,176
Fiat SpA#	24,074	282,045
Finmeccanica SpA	98,775	991,993
Intesa Sanpaolo SpA	1,405,412	3,944,935
Intesa Sanpaolo SpA RSP	569,923	1,291,357
Luxottica Group SpA	3,747	86,611
Mediaset SpA	22,703	140,687
Mediobanca SpA†	15,170	119,382
Mediolanum SpA#	7,092	26,243
Parmalat SpA	620,455	1,493,130
Pirelli & C. SpA	41,716	277,011
Prysmian SpA	5,421	84,979
Saipem SpA	8,337	291,807
Snam Rete Gas SpA	44,973	208,306
Telecom Italia SpA	749,873	1,013,945
Telecom Italia SpA RSP	189,750	208,840
Terna Rete Elettrica Nazionale SpA	40,951	164,637
UniCredit SpA	415,968	976,255
Unione di Banche Italiane SCPA	33,603	294,677

		18,639,295

Japan - 19.7%

ABC-Mart, Inc.	1,600	48,032
ACOM Co., Ltd.#	2,580	38,941
ADEKA Corp.	30,000	306,035
Advantest Corp.#	10,200	193,534
Aeon Co., Ltd.#	38,600	412,144
Aeon Credit Service Co., Ltd.#	5,100	53,847
Aeon Mall Co., Ltd.#	5,100	116,922
Air Water, Inc.	9,000	100,167
Aisin Seiki Co., Ltd.	12,200	315,710
Ajinomoto Co., Inc.	43,000	421,759
Alfresa Holdings Corp.	2,500	111,445
All Nippon Airways Co., Ltd.†#	54,000	195,405
Amada Co., Ltd.	23,000	136,615
Aozora Bank, Ltd.#	31,000	41,697
Asahi Breweries, Ltd.	24,900	469,783
Asahi Glass Co., Ltd.	65,000	634,448
Asahi Kasei Corp.	80,000	395,191
Asics Corp.	10,000	93,917
Astellas Pharma, Inc.#	28,500	984,829
Bank of Kyoto, Ltd.	21,000	167,230
Benesse Holdings, Inc.#	4,400	198,238
Bridgestone Corp.	61,800	1,072,544
Brother Industries, Ltd.	14,900	159,979
Canon Marketing Japan, Inc.#	3,800	48,761
Canon, Inc.	72,900	2,972,057
Casio Computer Co., Ltd.#	15,300	101,624
Central Japan Railway Co.	183	1,476,896
Chiyoda Corp.	9,600	66,392
Chubu Electric Power Co., Inc.	41,800	1,101,100
Chugai Pharmaceutical Co., Ltd.	14,100	240,678
Chuo Mitsui Trust Holdings, Inc.	63,000	223,473
Citizen Holdings Co., Ltd.	15,500	79,520
Coca-Cola West Co., Ltd.	3,600	61,021
Cosmo Oil Co., Ltd.	37,000	88,525
Credit Saison Co., Ltd.	9,400	119,388
Dai Nippon Printing Co., Ltd.	36,000	418,664
Daicel Chemical Industries, Ltd.	17,000	104,214
Daido Steel Co., Ltd.	18,000	85,276
Daihatsu Motor Co., Ltd.	46,000	580,955
Daiichi Sankyo Co., Ltd.	43,300	865,381
Daikin Industries, Ltd.	15,100	514,417
Dainippon Sumitomo Pharma Co., Ltd.	10,000	82,966
Daito Trust Construction Co., Ltd.	4,900	281,133
Daiwa House Industry Co., Ltd.	31,000	290,775
Daiwa Securities Group, Inc.	107,000	434,317
Dena Co., Ltd.#	5,100	152,860
Denki Kagaku Kogyo K.K.	30,000	120,700
Denso Corp.	31,200	846,014
Dentsu, Inc.#	10,500	239,347
Disco Corp.#	4,700	234,692
Dowa Holdings Co., Ltd.	16,000	82,657
East Japan Railway Co.	21,900	1,418,117
Eisai Co., Ltd.#	16,200	584,288
Electric Power Development Co., Ltd.	7,400	238,181
Elpida Memory, Inc.†#	11,200	134,517
Exedy Corp.	19,000	547,768
FamilyMart Co., Ltd.#	4,000	144,745
Fanuc, Ltd.	20,800	2,233,258
Fast Retailing Co., Ltd.#	3,400	468,658
FCC Co., Ltd.#	18,000	384,383
Fuji Electric Holdings Co., Ltd.	36,000	89,132
Fuji Heavy Industries, Ltd.#	37,000	207,880
Fuji Media Holdings, Inc.	31	42,030
Fuji Oil Co., Ltd.	23,300	359,443
FUJIFILM Holdings Corp.	29,800	904,535
Fujitsu, Ltd.	120,000	831,330

Fukuoka Financial Group, Inc.	49,000	195,977
Furukawa Electric Co., Ltd.#	40,000	145,221
GS Yuasa Corp.#	23,000	135,520
Gunma Bank, Ltd.	25,000	129,151
Hakuhodo DY Holdings, Inc.#	1,510	70,548
Hamamatsu Photonics K.K.	4,000	121,366
Hankyu Hanshin Holdings, Inc.#	74,000	340,007
Hino Motors, Ltd.	16,000	70,468
Hirose Electric Co., Ltd.	2,100	202,976
Hisamitsu Pharmaceutical Co., Inc.#	4,200	173,479
Hitachi Chemical Co., Ltd.	6,700	116,199
Hitachi Construction Machinery Co., Ltd.#	6,100	121,187
Hitachi High-Technologies Corp.	4,300	69,764
Hitachi Metals, Ltd.#	56,000	603,262
Hitachi, Ltd.	459,000	1,857,636
Hokkaido Electric Power Co., Inc.	11,500	258,856
Hokuhoku Financial Group, Inc.	79,000	138,234
Hokuriku Electric Power Co.#	11,100	265,576
Honda Motor Co., Ltd.	106,100	3,509,724
Hoya Corp.	28,000	617,260
Ibiden Co., Ltd.#	8,100	195,148
Idemitsu Kosan Co., Ltd.	1,400	110,320
IHI Corp.	83,000	147,209
Inpex Corp.	183	827,759
Isetan Mitsukoshi Holdings, Ltd.	23,700	249,667
Isuzu Motors, Ltd.	319,000	1,059,410
Ito En, Ltd.	3,500	57,327
ITOCHU Corp.	97,000	792,072
ITOCHU Techno-Solutions Corp.	17,200	560,571
J Front Retailing Co., Ltd.#	68,000	327,009
Jafco Co., Ltd.#	2,000	44,447
Japan Petroleum Exploration Co.#	1,800	64,921
Japan Prime Realty Investment Corp.	41	91,409
Japan Real Estate Investment Corp.	31	275,277
Japan Retail Fund Investment Corp.#	103	138,053
Japan Tobacco, Inc.	424	1,315,758
JFE Holdings, Inc.	29,600	874,153
JGC Corp.	13,000	199,000
JS Group Corp.	15,800	302,045
JSR Corp.	11,300	166,521
JTEKT Corp.	12,200	100,057
Jupiter Telecommunications Co., Ltd.	153	162,998
JX Holdings, Inc.	144,000	726,771
Kajima Corp.#	53,000	124,283
Kamigumi Co., Ltd.	16,000	115,986
Kaneka Corp.	19,000	113,534
Kansai Paint Co., Ltd.#	14,000	116,486
Kao Corp.	34,700	806,679
Kawasaki Heavy Industries, Ltd.	90,000	239,971
Kawasaki Kisen Kaisha, Ltd.#	43,000	160,207
KDDI Corp.	187	901,500
Keihin Electric Express Railway Co., Ltd.#	30,000	304,249
Keio Corp.#	37,000	254,125
Keisei Electric Railway Co., Ltd.	17,000	109,070
Keyence Corp.	2,700	559,541
Kikkoman Corp.	10,000	101,774
Kinden Corp.	9,000	79,276
Kintetsu Corp.#	103,000	344,519
Kirin Holdings Co., Ltd.	54,000	746,911
Kobe Steel, Ltd.	157,000	325,176
Koito Manufacturing Co., Ltd.	6,000	82,847
Komatsu, Ltd.	91,000	1,846,863
Konami Corp.	6,000	96,560
Konica Minolta Holdings, Inc.	31,000	270,849
Kubota Corp.#	74,000	593,691
Kuraray Co., Ltd.	52,500	594,304
Kurita Water Industries, Ltd.#	7,100	187,029
Kyocera Corp.	10,500	892,394
Kyowa Hakko Kirin Co., Ltd.	17,000	166,337
Kyushu Electric Power Co., Inc.#	24,400	580,302
Lawson, Inc.#	3,800	173,241
Lintec Corp.	33,000	670,527
Mabuchi Motor Co., Ltd.	1,700	80,032
Makita Corp.	7,100	201,903
Marubeni Corp.	106,000	546,340
Marui Group Co., Ltd.	14,500	97,346
Maruichi Steel Tube, Ltd.	3,000	57,136
Matsui Securities Co., Ltd.	7,900	45,137
Mazda Motor Corp.#	97,000	217,069
McDonald’s Holdings Co. Japan, Ltd.	4,200	100,238
MEDIPAL Holdings Corp.	9,500	118,284
MEIJI Holdings Co., Ltd.#	4,000	186,406
Minebea Co., Ltd.	21,000	96,738
Mitsubishi Chemical Holdings Corp.#	77,500	367,159
Mitsubishi Corp.	115,700	2,478,991
Mitsubishi Electric Corp.	124,000	988,930
Mitsubishi Estate Co., Ltd.	76,000	1,142,578
Mitsubishi Gas Chemical Co., Inc.	24,000	129,699
Mitsubishi Heavy Industries, Ltd.	195,000	703,309
Mitsubishi Logistics Corp.	7,000	77,241
Mitsubishi Materials Corp.†	71,000	187,621
Mitsubishi Motors Corp.†#	245,000	312,046
Mitsubishi Tanabe Pharma Corp.	14,000	219,307
Mitsubishi UFJ Financial Group, Inc.	1,032,800	4,929,804
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,680	130,975
Mitsui & Co., Ltd.	169,100	2,200,051
Mitsui Chemicals, Inc.#	55,000	140,757
Mitsui Engineering & Shipbuilding Co., Ltd.#	45,000	95,881
Mitsui Fudosan Co., Ltd.	54,000	876,110
Mitsui Mining & Smelting Co., Ltd.	36,000	96,846
Mitsui O.S.K. Lines, Ltd.	74,000	465,087
Mitsumi Electric Co., Ltd.	5,000	70,111
Mizuho Financial Group, Inc.	1,598,900	2,455,161
Mizuho Securities Co., Ltd.	37,000	82,800
Mizuho Trust & Banking Co., Ltd.†#	98,000	79,324
MS&AD Insurance Group Holdings	34,600	775,112
Murata Manufacturing Co., Ltd.	13,000	617,426
Namco Bandai Holdings, Inc.	11,800	112,087
NEC Corp.#	164,000	417,760
NGK Insulators, Ltd.	16,000	242,447
NGK Spark Plug Co., Ltd.	10,000	117,010
NHK Spring Co., Ltd.#	9,000	74,670
Nidec Copal Corp.	16,000	247,780
Nidec Corp.	17,300	1,519,748

Nikon Corp.	20,200	335,905
Nintendo Co., Ltd.#	6,400	1,781,121
Nippon Building Fund, Inc.	33	279,681
Nippon Electric Glass Co., Ltd.	40,000	448,042
Nippon Express Co., Ltd.	54,000	188,977
Nippon Meat Packers, Inc.	12,000	144,126
Nippon Paper Group, Inc.	6,200	161,033
Nippon Sheet Glass Co., Ltd.#	41,000	89,799
Nippon Steel Corp.	328,000	1,081,490
Nippon Telegraph and Telephone Corp.	33,400	1,441,197
Nippon Yusen K.K.	97,000	374,098
Nissan Chemical Industries, Ltd.	9,000	91,382
Nissan Motor Co., Ltd.	159,800	1,221,183
Nissha Printing Co., Ltd.#	1,800	39,702
Nisshin Seifun Group, Inc.	12,000	153,410
Nisshin Steel Co., Ltd.	45,000	72,313
Nisshinbo Holdings, Inc.	8,000	75,705
Nissin Foods Holdings Co., Ltd.#	4,100	145,972
Nitori Co., Ltd.	7,950	692,703
Nitto Denko Corp.	10,400	333,503
NKSJ Holdings, Inc.†	91,000	509,106
NOK Corp.#	6,600	99,538
Nomura Holdings, Inc.	223,000	1,255,553
Nomura Real Estate Holdings, Inc.	6,100	80,743
Nomura Real Estate Office Fund, Inc.#	17	84,383
Nomura Research Institute, Ltd.	39,400	765,864
NSK, Ltd.	28,000	166,980
NTN Corp.#	30,000	113,558
NTT Data Corp.	265	828,973
NTT DoCoMo, Inc.#	1,305	2,208,916
NTT Urban Development Corp.#	74	57,696
Obayashi Corp.	41,000	156,172
Obic Co., Ltd.	450	84,686
Odakyu Electric Railway Co., Ltd.#	40,000	369,480
OJI Paper Co., Ltd.	54,000	255,827
Olympus Corp.#	13,700	327,130
Omron Corp.	41,900	891,267
Ono Pharmaceutical Co., Ltd.#	5,300	232,794
Oracle Corp.	2,400	123,128
Oriental Land Co., Ltd.#	3,200	283,776
ORIX Corp.#	10,430	784,640
Osaka Gas Co., Ltd.	125,000	471,670
Otsuka Corp.#	1,000	65,826
Panasonic Corp.	126,100	1,603,081
Panasonic Electric Works Co., Ltd.	24,000	315,105
Rakuten, Inc.#	958	725,257
Resona Holdings, Inc.#	39,000	386,240
Ricoh Co., Ltd.	43,000	549,720
Rinnai Corp.#	5,200	310,725
Rohm Co., Ltd.	6,200	374,170
Sankyo Co., Ltd.#	3,400	172,003
Santen Pharmaceutical Co., Ltd.	4,700	168,397
Sanyo Electric Co., Ltd.†#	118,000	192,429
Sapporo Hokuyo Holdings, Inc.	20,200	95,217
Sapporo Holdings, Ltd.#	16,000	74,848
Sawai Pharmaceutical Co., Ltd.#	5,500	563,683
SBI Holdings, Inc.	1,279	158,790
Secom Co., Ltd.	13,500	587,341
Sega Sammy Holdings, Inc.#	12,500	185,543
Seiko Epson Corp.	8,200	105,123
Sekisui Chemical Co., Ltd.	27,000	158,445
Sekisui House, Ltd.	89,000	771,242
Senshu Ikeda Holdings, Inc.	40,600	57,510
Seven & I Holdings Co., Ltd.#	59,600	1,362,124
Seven Bank, Ltd.#	38	72,282
Sharp Corp.#	64,000	612,499
Shikoku Electric Power Co., Inc.#	11,300	350,124
Shimadzu Corp.#	16,000	108,368
Shimamura Co., Ltd.	1,400	127,485
Shimano, Inc.#	4,200	205,975
Shimizu Corp.	37,000	131,246
Shin-Etsu Chemical Co., Ltd.	26,400	1,222,426
Shinko Electric Industries Co., Ltd.#	4,400	48,237
Shinsei Bank, Ltd.†#	60,000	45,709
Shionogi & Co., Ltd.	19,200	335,046
Shiseido Co., Ltd.	36,800	827,025
Showa Denko K.K.	90,000	159,624
Showa Shell Sekiyu K.K.	12,200	88,294
SMC Corp.	3,500	431,615
Softbank Corp.	52,200	1,498,086
Sojitz Corp.	79,900	128,395
Sony Corp.	64,600	1,820,888
Sony Financial Holdings, Inc.#	55	180,038
Square Enix Holdings Co., Ltd.#	4,100	84,626
Stanley Electric Co., Ltd.	9,200	141,926
Sumco Corp.†#	7,300	124,172
Sumitomo Chemical Co., Ltd.#	101,000	414,772
Sumitomo Corp.#	129,100	1,479,863
Sumitomo Electric Industries, Ltd.	48,500	521,313
Sumitomo Heavy Industries, Ltd.	34,000	157,434
Sumitomo Metal Industries, Ltd.	216,000	506,511
Sumitomo Metal Mining Co., Ltd.#	34,000	435,067
Sumitomo Mitsui Financial Group, Inc.#	110,700	3,295,568
Sumitomo Realty & Development Co., Ltd.	23,000	438,864
Sumitomo Rubber Industries, Ltd.	11,100	100,681
Suruga Bank, Ltd.#	13,000	113,582
Suzuken Co., Ltd.	4,200	145,733
Suzuki Motor Corp.	21,500	426,366
Sysmex Corp.#	2,100	132,734
T&D Holdings, Inc.	17,200	327,171
Taiheiyo Cement Corp.†#	55,000	61,540
Taisei Corp.	64,000	126,461
Taisho Pharmaceutical Co., Ltd.	9,000	179,443
Taiyo Nippon Sanso Corp.#	17,000	134,567
Takara Leben Co., Ltd.	65,000	323,414
Takashimaya Co., Ltd.#	17,000	128,699
Takeda Pharmaceutical Co., Ltd.#	59,700	2,743,031
TDK Corp.	16,300	853,708
Teijin, Ltd.#	60,000	184,264
Terumo Corp.	10,800	534,793
The 77 Bank, Ltd.	22,000	109,463
The Bank of Yokohama, Ltd.	189,000	821,152
The Chiba Bank, Ltd.	48,000	270,254
The Chugoku Bank, Ltd.#	11,000	129,627
The Chugoku Electric Power Co.#	19,100	417,649

The Dai-ichi Life Insurance Co., Ltd.	514	607,549
The Hachijuni Bank, Ltd.	27,000	146,554
The Hiroshima Bank, Ltd.	32,000	127,985
The Iyo Bank, Ltd.#	16,000	135,603
The Japan Steel Works, Ltd.#	20,000	177,122
The Joyo Bank, Ltd.	42,000	170,980
The Kansai Electric Power Co., Inc.	48,700	1,248,658
The Nishi-Nippon City Bank, Ltd.	44,000	123,604
The Shizuoka Bank, Ltd.	39,000	326,354
The Sumitomo Trust & Banking Co., Ltd.	92,000	489,513
THK Co., Ltd.#	7,600	125,204
Tobu Railway Co., Ltd.#	51,000	291,394
Toho Co., Ltd.#	6,600	107,159
Toho Gas Co., Ltd.	26,000	134,627
Tohoku Electric Power Co., Inc.#	27,500	637,662
Tokio Marine Holdings, Inc.	46,500	1,247,601
Tokuyama Corp.	20,000	96,893
Tokyo Electric Power Co., Inc.	104,800	3,051,313
Tokyo Electron, Ltd.	11,000	515,891
Tokyo Gas Co., Ltd.	341,000	1,591,144
Tokyo Steel Manufacturing Co., Ltd.#	6,500	71,027
Tokyo Tatemono Co., Ltd.#	25,000	87,490
Tokyu Corp.	72,000	329,104
Tokyu Land Corp.#	29,000	114,605
TonenGeneral Sekiyu K.K.#	18,000	162,623
Toppan Printing Co., Ltd.	36,000	274,253
Toray Industries, Inc.#	93,000	491,513
Toshiba Corp.	259,000	1,217,772
Tosoh Corp.#	33,000	82,490
TOTO, Ltd.#	18,000	114,201
Toyo Seikan Kaisha, Ltd.	9,600	152,782
Toyo Suisan Kaisha, Ltd.	6,000	126,485
Toyoda Gosei Co., Ltd.	4,200	85,890
Toyota Boshoku Corp.#	4,200	61,093
Toyota Industries Corp.	11,300	283,946
Toyota Motor Corp.	177,300	6,035,924
Toyota Tsusho Corp.#	13,400	191,725
Trend Micro, Inc.	6,200	168,192
Tsumura & Co.#	20,900	651,306
Ube Industries, Ltd.	61,000	129,247
Unicharm Corp.	4,800	585,645
UNY Co., Ltd.#	11,600	85,195
Ushio, Inc.	6,600	111,558
USS Co., Ltd.	1,480	109,225
West Japan Railway Co.	109	404,809
Yahoo! Japan Corp.#	917	330,190
Yakult Honsha Co., Ltd.#	6,200	185,240
Yamada Denki Co., Ltd.	5,180	322,478
Yamaguchi Financial Group, Inc.	14,000	132,484
Yamaha Corp.	10,200	104,659
Yamaha Motor Co., Ltd.†	16,900	227,117
Yamaichi Securities Co., Ltd. ADR†#(1)(2)(3)	6,000	0
Yamato Holdings Co., Ltd.	25,200	296,365
Yamato Kogyo Co., Ltd.	2,800	63,292
Yamazaki Baking Co., Ltd.	8,000	97,322
Yaskawa Electric Corp.#	15,000	103,916
Yokogawa Electric Corp.	13,600	84,666

		158,731,971

Jersey - 0.6%

Experian PLC	97,728	931,508
Petrofac, Ltd.	19,041	409,123
Randgold Resources, Ltd.	2,836	264,446
Shire PLC	146,119	3,150,783
WPP PLC	49,621	491,614

		5,247,474

Luxembourg - 0.4%

ArcelorMittal#	26,470	772,353
Millicom International Cellular SA SDR#	17,380	1,595,380
SES SA FDR	9,436	216,615
Tenaris SA	14,869	252,116

		2,836,464

Mauritius - 0.0%

Golden Agri-Resources, Ltd.	503,000	207,805

Netherlands - 2.9%

Aegon NV†#	220,427	1,127,960
Akzo Nobel NV	26,911	1,420,900
ASML Holding NV	96,936	2,416,920
Corio NV	1,836	105,352
Delta Lloyd NV	22,400	381,939
European Aeronautic Defence and Space Co. NV†	18,145	399,295
Fugro NV	2,108	118,662
Heineken Holding NV#	44,890	1,728,223
Heineken NV#	61,009	2,732,265
ING Groep NV†	440,920	3,921,350
Koninklijke Ahold NV	255,632	3,147,172
Koninklijke Boskalis Westminster NV	2,175	81,145
Koninklijke DSM NV	17,007	706,802
Koninklijke KPN NV	49,892	723,302
Koninklijke Philips Electronics NV	32,932	922,719
Koninklijke Vopak NV	6,269	251,798
Qiagen NV†	35,404	635,972
Randstad Holding NV†	3,470	128,953
Reed Elsevier NV	21,649	259,340
SBM Offshore NV	5,313	80,828
STMicroelectronics NV#	20,065	133,748
TNT NV	11,682	296,524
Unilever NV	50,226	1,345,220
Wolters Kluwer NV	9,220	172,106

		23,238,495

New Zealand - 0.1%

Auckland International Airport, Ltd.	69,156	96,445
Contact Energy, Ltd.†	21,691	85,457
Fletcher Building, Ltd.	45,751	239,904
Sky City Entertainment Group, Ltd.	41,067	82,185
Telecom Corp. of New Zealand, Ltd.	144,485	207,544

		711,535

Norway - 0.4%

Aker Solutions ASA	68,009	749,923
DnB NOR ASA	30,800	340,114

Norsk Hydro ASA	27,400	130,541
Orkla ASA#	24,200	202,391
Renewable Energy Corp. ASA†#	15,800	40,731
Statoil ASA#	51,400	965,683
Telenor ASA	26,200	383,819
Yara International ASA#	5,950	239,138

		3,052,340

Portugal - 0.3%

Banco Comercial Portugues SA#	919,687	734,248
Banco Espirito Santo SA	16,975	73,247
Brisa Auto-Estradas de Portugal SA	5,820	36,582
Cimpor Cimentos de Portugal SGPS SA	6,349	38,942
EDP-Energias de Portugal SA	55,046	167,417
Galp Energia SGPS SA	49,561	805,175
Jeronimo Martins SGPS SA	7,121	78,663
Portugal Telecom SGPS SA	18,348	214,844

		2,149,118

Singapore - 1.4%

Ascendas Real Estate Investment Trust	113,000	172,564
CapitaLand, Ltd.	193,000	556,717
CapitaMall Trust	168,000	240,443
CapitaMalls Asia, Ltd.	102,000	158,023
City Developments, Ltd.	41,000	330,904
ComfortDelgro Corp., Ltd.	142,000	156,090
COSCO Corp. (Singapore), Ltd.#	72,000	83,925
DBS Group Holdings, Ltd.	129,000	1,320,929
Fraser and Neave, Ltd.	74,000	302,988
Jardine Cycle & Carriage, Ltd.	8,000	191,929
Keppel Corp., Ltd.	97,000	640,465
Keppel Land, Ltd.	54,000	154,570
Neptune Orient Lines, Ltd.†#	65,000	91,590
Olam International, Ltd.#	91,000	179,247
Oversea-Chinese Banking Corp., Ltd.	183,000	1,170,498
SembCorp Industries, Ltd.	74,000	232,564
SembCorp Marine, Ltd.	63,000	177,079
Singapore Airlines, Ltd.	40,000	445,592
Singapore Exchange, Ltd.#	65,000	360,605
Singapore Press Holdings, Ltd.#	114,000	343,135
Singapore Technologies Engineering, Ltd.	126,000	297,455
Singapore Telecommunications, Ltd.	601,000	1,365,607
StarHub, Ltd.#	44,000	79,852
United Overseas Bank, Ltd.	92,000	1,270,557
UOL Group, Ltd.	34,000	100,081
Wilmar International, Ltd.#	145,000	669,642
Yangzijiang Shipbuilding Holdings, Ltd.	110,000	129,030

		11,222,081

Spain - 2.6%

Abertis Infraestructuras SA	92,497	1,533,197
Acciona SA	822	64,886
Acerinox SA#	3,140	49,521
ACS Actividades de Construccion y Servicios SA#	4,459	184,918
Banco Bilbao Vizcaya Argentaria SA	166,097	2,002,989
Banco de Sabadell SA#	30,229	146,144
Banco de Valencia SA#	24,110	127,713
Banco Popular Espanol SA#	27,674	165,039
Banco Santander SA	479,496	5,618,861
Bankinter SA#	117,823	766,116
Criteria CaixaCorp SA#	26,478	124,319
EDP Renovaveis SA†	7,051	39,226
Enagas	5,789	102,339
Ferrovial SA	14,098	123,881
Fomento de Construcciones y Contratas SA#	1,235	29,071
Gamesa Corp. Tecnologica SA†#	5,900	39,627
Gas Natural SDG SA	7,382	111,650
Gestevision Telecinco SA#	3,190	32,300
Grifols SA#	4,361	50,783
Iberdrola Renovables SA	27,316	89,344
Iberdrola SA	542,336	3,821,252
Iberia Lineas Aereas de Espana SA†#	15,408	49,693
Inditex SA	6,727	448,830
Indra Sistemas SA#	2,842	47,558
Mapfre SA	23,660	67,972
Red Electrica Corp. SA	3,466	142,837
Repsol YPF SA	22,585	515,605
Telefonica SA	186,892	4,144,682
Zardoya Otis SA#	4,304	67,142

		20,707,495

Sweden - 2.1%

Alfa Laval AB	10,815	158,314
Assa Abloy AB, Class B	25,557	510,687
Atlas Copco AB, Class A	222,069	3,376,904
Atlas Copco AB, Class B	12,292	168,626
Boliden AB	8,600	97,442
Electrolux AB, Class B	20,869	402,329
Getinge AB, Class B	6,411	128,714
Hennes & Mauritz AB, Class B	31,526	1,031,311
Hexagon AB	5,900	96,424
Holmen AB	1,708	45,198
Husqvarna AB, Class B#	13,170	82,692
Investor AB, Class B	167,640	2,893,962
Kinnevik Investment AB	33,500	608,675
Modern Times Group AB, Class B	1,586	91,213
Nordea Bank AB	99,713	893,721
Ratos AB Series B#	3,200	85,546
Sandvik AB	31,751	376,078
Scania AB, Class B	10,250	189,148
Securitas AB, Class B	10,124	93,206
Skandinaviska Enskilda Banken AB, Class A	44,414	276,943
Skanska AB, Class B	18,427	283,203
SKF AB, Class B	12,270	220,282
SSAB AB, Class A	5,839	79,944
SSAB AB, Class B	2,689	32,523
Svenska Cellulosa AB, Class B	24,187	321,662
Svenska Handelsbanken AB, Class A	15,409	402,343
Swedbank AB, Class A†	33,117	371,648
Swedish Match AB	7,508	172,983
Tele2 AB, Class B	49,741	895,016

Telefonaktiebolaget LM Ericsson, Class B	135,606	1,315,414
TeliaSonera AB	119,389	858,484
Volvo AB, Class B†	34,250	397,106

		16,957,741

Switzerland - 7.1%

ABB, Ltd.†	84,151	1,626,242
Actelion, Ltd.†	3,234	138,630
Adecco SA	3,874	180,640
Aryzta AG	46,027	1,972,100
Baloise Holding AG	34,591	2,800,670
Cie Financiere Richemont SA	47,350	1,840,365
Credit Suisse Group AG	135,411	5,947,280
GAM Holding, Ltd.†	179,122	2,231,857
Geberit AG	1,224	197,239
Givaudan SA	256	244,590
Holcim, Ltd.	8,696	523,345
Julius Baer Group, Ltd.	6,506	229,480
Kuehne & Nagel International AG	1,700	177,326
Lindt & Spruengli AG	3	79,237
Lindt & Spruengli AG (Participation Certificate)	28	65,584
Logitech International SA†#	5,886	87,486
Lonza Group AG	23,417	1,943,248
Nestle SA	231,106	11,973,579
Nobel Biocare Holding AG	46,296	727,785
Novartis AG	110,398	5,801,264
Pargesa Holding SA	21,061	1,373,295
Roche Holding AG	36,785	5,000,079
Schindler Holding AG	696	68,520
Schindler Holding AG (Participation Certificate)	1,530	152,510
SGS SA	172	249,042
Sika AG	50	87,860
Sonova Holding AG	18,867	2,414,010
Straumann Holding AG#	2,528	532,866
Swiss Life Holding AG†	960	100,137
Swiss Reinsurance Co., Ltd.	11,062	458,715
Swisscom AG	8,769	3,409,999
Syngenta AG	2,917	673,474
The Swatch Group AG	1,404	83,113
The Swatch Group AG, Class B	971	312,556
UBS AG†	140,648	2,380,037
Zurich Financial Services AG	4,568	1,018,661

		57,102,821

United Kingdom - 18.0%

3i Group PLC	31,080	124,217
Admiral Group PLC	33,740	787,565
Aggreko PLC	18,000	391,725
AMEC PLC	10,629	149,482
Anglo American PLC	169,097	6,068,456
Antofagasta PLC	12,417	196,527
ARM Holdings PLC	62,100	349,339
Associated British Foods PLC	11,218	182,024
AstraZeneca PLC	162,855	8,062,339
Autonomy Corp. PLC†	55,562	1,329,318
Aviva PLC	219,632	1,276,619
Babcock International Group PLC	11,100	86,054
BAE Systems PLC	647,796	2,927,823
Balfour Beatty PLC	185,548	682,104
Barclays PLC	1,063,991	4,934,534
BG Group PLC	349,788	5,630,070
BHP Billiton PLC	253,009	7,106,722
BP PLC	1,213,095	7,080,925
British Airways PLC†#	18,651	60,355
British American Tobacco PLC	177,207	6,022,503
British Land Co. PLC	27,336	191,341
British Sky Broadcasting Group PLC	189,686	2,058,203
BT Group PLC	1,323,305	2,703,277
Bunzl PLC	134,600	1,467,713
Burberry Group PLC	13,681	178,346
Cable & Wireless Worldwide PLC	82,960	84,991
Cairn Energy PLC†	44,133	316,358
Capital Shopping Centres Group PLC	14,685	74,637
Carnival PLC#	40,903	1,328,013
Centrica PLC	158,637	791,434
Cobham PLC	385,112	1,234,411
Compass Group PLC	186,416	1,525,261
Diageo PLC	77,244	1,254,548
Eurasian Natural Resources Corp. PLC	8,250	107,294
FirstGroup PLC	40,185	214,410
Fresnillo PLC	105,426	1,762,384
G4S PLC	44,413	171,920
GlaxoSmithKline PLC	260,737	4,882,528
Hammerson PLC	22,510	124,143
Home Retail Group PLC	27,628	92,625
HSBC Holdings PLC	1,169,212	11,542,588
ICAP PLC	17,533	110,247
Imperial Tobacco Group PLC	95,997	2,650,065
Inmarsat PLC	39,079	400,955
Intercontinental Hotels Group PLC	8,893	133,933
International Power PLC	440,093	2,506,760
Intertek Group PLC	4,900	126,551
Invensys PLC	215,821	761,948
Investec PLC	13,646	98,425
ITV PLC†	116,334	99,913
J Sainsbury PLC	37,934	212,464
Johnson Matthey PLC	6,760	164,739
Kazakhmys PLC	6,856	121,550
Kingfisher PLC	74,361	233,220
Land Securities Group PLC	61,510	576,858
Legal & General Group PLC	1,719,315	2,443,022
Lloyds Banking Group PLC†	4,490,478	4,785,654
London Stock Exchange Group PLC	4,811	48,734
Lonmin PLC†	4,947	115,929
Man Group PLC, Class B	96,828	309,178
Marks & Spencer Group PLC	137,491	729,797
National Grid PLC	158,302	1,332,862
Next PLC	5,940	180,376
Old Mutual PLC	170,879	333,613
Pearson PLC	126,572	1,887,790
Prudential PLC	78,283	679,533
Reckitt Benckiser Group PLC	18,998	950,717
Reed Elsevier PLC	38,204	307,020
Rexam PLC	160,134	743,154
Rio Tinto PLC	81,733	4,136,546

Rolls-Royce Group PLC†	57,167	485,715
Royal Bank of Scotland Group PLC†	627,087	428,740
Royal Dutch Shell PLC, Class A	370,204	9,839,343
Royal Dutch Shell PLC, Class B	102,620	2,625,939
RSA Insurance Group PLC	108,942	205,674
SABMiller PLC	29,284	834,005
Schroders PLC	3,518	74,079
Scottish & Southern Energy PLC	28,461	499,784
Segro PLC	23,743	98,462
Serco Group PLC	15,460	137,994
Severn Trent PLC	7,578	150,505
Smith & Nephew PLC	27,950	232,331
Smiths Group PLC	41,334	725,837
Standard Chartered PLC	87,441	2,344,807
Standard Life PLC	70,422	220,110
Tesco PLC	247,320	1,543,571
The Capita Group PLC	84,853	914,848
The Sage Group PLC	42,065	157,992
Thomas Cook Group PLC	27,751	77,332
Tomkins PLC	28,516	141,697
TUI Travel PLC	18,074	55,799
Tullow Oil PLC	27,347	510,838
Unilever PLC	39,572	1,045,075
United Utilities Group PLC	21,459	187,755
Vedanta Resources PLC#	3,840	111,247
Vodafone Group PLC	2,813,865	6,781,786
Whitbread PLC	5,663	121,243
WM Morrison Supermarkets PLC	66,781	297,014
Wolseley PLC†	8,938	172,581
Xstrata PLC	78,699	1,238,349

		144,997,131

United States - 0.3%

Synthes, Inc.	19,387	2,138,728

Total Common Stock (cost $779,706,617)		707,064,859

EXCHANGE-TRADED FUNDS - 9.2%
United States - 9.2% iShares MSCI Emerging Markets Index Fund	906,620	36,328,264
Vanguard Emerging Markets ETF	917,140	37,400,969

Total Exchange-Traded Funds (cost $71,882,855)		73,729,233

PREFERRED STOCK - 0.5%
Germany - 0.5%

Bayerische Motoren Werke AG	1,688	62,526
Fresenius SE	2,538	180,562
Henkel AG & Co. KGaA	13,678	643,071
Porsche Automobil Holding SE	2,803	130,487
RWE AG	1,261	77,623
Volkswagen AG	27,780	2,764,587

Total Preferred Stock (cost $4,151,410)		3,858,856

FOREIGN CORPORATE BONDS & NOTES - 0.0%
United Kingdom - 0.0%

National Grid Gas PLC Bonds 4.19% due 12/14/22	GBP 5,000	12,922
National Grid Gas PLC Bonds 7.00% due 12/16/24	GBP 5,000	9,631

Total Foreign Corporate Bonds & Notes (cost $15,203)		22,553

WARRANTS - 0.0%
France - 0.0%

Fonciere Des Regions Expires 12/30/10 (strike price EUR 65.00)	2,420	2,009

Hong Kong - 0.0%

Henderson Land Development Co., Ltd. Expires 06/01/11 (strike price HKD 58.00)	16,000	2,160

Italy - 0.0%

Mediobanca SpA Expires 03/18/11 (strike price EUR 9.00)	18,811	503
Unione di Banche Italiane SCPA Expires 06/30/11 (strike price $12.30)#	53,999	711

		1,214

Total Warrants (cost $0)		5,383

Total Long-Term Investment Securities (cost $855,756,085)		784,680,884

SHORT-TERM INVESTMENT SECURITIES - 6.7%
Collective Investment Pool - 5.7%

Securities Lending Quality Trust(4)(5)	46,216,629	46,089,466

Time Deposits - 0.5%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$4,071,000	4,071,000

U.S. Government Treasuries - 0.5%

United States Treasury Bills
0.01% due 09/02/10@	175,000	175,000
0.14% due 09/30/10@	3,450,000	3,449,611
0.15% due 09/02/10@	35,000	35,000

		3,659,611

Total Short-Term Investment Securities (cost $53,947,240)		53,820,077

REPURCHASE AGREEMENT - 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $16,578,005 and collateralized by $16,715,000 of Federal Home Loan , bearing interest at 4.38% due 09/17/10 and having approximate value of $17,079,387 (cost $16,578,000)	16,578,000	16,578,000

TOTAL INVESTMENTS - (cost $926,281,325)(6)	106.3%	855,078,961
Liabilities in excess of other assets	(6.3)	(51,031,430)

NET ASSETS -	100.0%	$804,047,531

#	The security or a portion thereof is out on loan
†	Non-income producing security

@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the International Equities Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Yamaichi Securities Co., Ltd.	08/04/93	6,000	$478,650	$0	$0.00	0.00%

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(5)	At August 31, 2010, the Fund had loaned securities with a total value of $44,160,973. This was secured by collateral of $46,216,629, which was received in cash and subsequently invested in short-term investments currently value at $46,089,466 as reported in the portfolio of investments. The remaining collateral of $20,973 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bills	zero coupon	12/02/10
United States Treasury Notes/Bonds	zero coupon to 1.38%	01/15/13 to 05/15/37

(6)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

FDR - Federal Depository Receipt

PPS - Price Protected Shares

RSP - Risparmio Savings Shares

SDR - Swedish Depository Receipt

VVPR - Reduced tax rate shares

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2010	Unrealized Appreciation (Depreciation)
75	Long	E-mini MSCI EAFE Index	September 2010	4,994,613	5,332,500	337,887
111	Long	SPI 200 Index	September 2010	10,949,625	10,834,793	(114,832)
199	Long	MSCI Pan Euro Index	September 2010	4,254,899	4,228,973	(25,926)
154	Long	Nikkei 225 Index	September 2010	7,405,843	6,802,950	(602,893)

						$(405,764)

Currency Legend

GBP - British Pound

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Australia	$58,802,019	$—	$0	$58,802,019
France	72,136,517	—	—	72,136,517
Germany	58,698,392	—	—	58,698,392
Japan	158,731,971	—	0	158,731,971
Switzerland	57,102,821	—	—	57,102,821
United Kingdom	144,997,131	—	—	144,997,131
Other Countries*	156,596,008	—	0	156,596,008
Exchange Traded Funds	73,729,233	—	—	73,729,233
Preferred Stock	3,858,856	—	—	3,858,856
Foreign Corporate Bonds & Notes	—	22,553	—	22,553
Warrants	5,383	—	—	5,383
Short-Term Investment Securities:
Collective Investment Pool	—	46,089,466	—	46,089,466
Time Deposit	—	4,071,000	—	4,071,000
U.S. Government Treasuries	—	3,659,611	—	3,659,611
Repurchase Agreement	—	16,578,000	—	16,578,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	337,887	—	—	337,887
Open Futures Contracts - Depreciation	(743,651)	—	—	(743,651)

Total	$784,252,567	$70,420,630	$0	$854,673,197

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$383
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(383)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2010	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2010 includes:

Common Stock
$(383)

Industry Allocation*
Equity Fund - Emerging Market	9.2%
Banks-Commercial	8.1
Collective Investment Pool	5.7
Diversified Banking Institutions	5.3
Medical-Drugs	4.9
Oil Companies-Integrated	4.8
Electric-Integrated	3.6
Telephone-Integrated	3.5
Auto-Cars/Light Trucks	3.1
Diversified Minerals	2.9
Food-Misc.	2.7
Insurance-Multi-line	2.6
Chemicals-Diversified	2.3
Repurchase Agreements	2.1
Food-Retail	1.7
Brewery	1.6
Cellular Telecom	1.4
Tobacco	1.3
Real Estate Operations & Development	1.1
Import/Export	1.0
Medical Products	1.0
Real Estate Investment Trusts	1.0
Insurance-Life/Health	0.9
Electronic Components-Misc.	0.8
Electric Products-Misc.	0.8
Metal-Diversified	0.8
Transport-Rail	0.8
Diversified Manufacturing Operations	0.8
Investment Companies	0.7
Industrial Gases	0.7
Machinery-Construction & Mining	0.7
Multimedia	0.7
Insurance-Property/Casualty	0.6
Steel-Producers	0.6
Oil Companies-Exploration & Production	0.6
Diversified Operations	0.6
Aerospace/Defense	0.6
Retail-Misc./Diversified	0.5
Medical-Generic Drugs	0.5
Time Deposits	0.5
Audio/Video Products	0.5
Retail-Major Department Stores	0.5
Gas-Distribution	0.5
Building & Construction Products-Misc.	0.5
Telecom Services	0.5
Transport-Marine	0.5
Soap & Cleaning Preparation	0.5
Office Automation & Equipment	0.5
Auto/Truck Parts & Equipment-Original	0.5
U.S. Government Treasuries	0.5
Cosmetics & Toiletries	0.4
Apparel Manufacturers	0.4
Enterprise Software/Service	0.4
Semiconductor Equipment	0.4
Chemicals-Specialty	0.4
Building & Construction-Misc.	0.4
Wireless Equipment	0.3
Retail-Apparel/Shoe	0.3
Public Thoroughfares	0.3
Engineering/R&D Services	0.3
Finance-Investment Banker/Broker	0.3
Athletic Footwear	0.3
Machinery-General Industrial	0.3
Building Products-Cement	0.3
Computers-Integrated Systems	0.3
Finance-Other Services	0.3
Retail-Jewelry	0.3
Investment Management/Advisor Services	0.3
Real Estate Management/Services	0.3
Industrial Automated/Robotic	0.3
Cable/Satellite TV	0.3
Diversified Operations/Commercial Services	0.3
Gold Mining	0.3
Transport-Services	0.3
Rubber-Tires	0.3
Food-Baking	0.3
Building-Heavy Construction	0.2
Toys	0.2
Paper & Related Products	0.2
Photo Equipment & Supplies	0.2
Silver Mining	0.2
Beverages-Wine/Spirits	0.2
Aerospace/Defense-Equipment	0.2
Food-Dairy Products	0.2
Advertising Services	0.2
Electric-Transmission	0.2
Food-Catering	0.2
Computer Services	0.2
Medical-Biomedical/Gene	0.2
Insurance-Reinsurance	0.2
Electronic Components-Semiconductors	0.2
Oil Refining & Marketing	0.2
Airlines	0.2
Casino Hotels	0.2
Metal Processors & Fabrication	0.2
Distribution/Wholesale	0.2
Textile-Products	0.2
Cruise Lines	0.2
Agricultural Chemicals	0.2
Oil-Field Services	0.2
Human Resources	0.2
Building-Residential/Commercial	0.2
Power Converter/Supply Equipment	0.1
Machinery-Electrical	0.1
Commercial Services-Finance	0.1
Finance-Leasing Companies	0.1
Computer Aided Design	0.1
Containers-Metal/Glass	0.1
Seismic Data Collection	0.1
E-Commerce/Services	0.1
Agricultural Operations	0.1
Computers-Memory Devices	0.1
Security Services	0.1
Commercial Services	0.1
Electronic Measurement Instruments	0.1
Building Products-Air & Heating	0.1
Hotels/Motels	0.1
Television	0.1
Dialysis Centers	0.1
Steel-Specialty	0.1
Medical-Wholesale Drug Distribution	0.1
Water	0.1
Satellite Telecom	0.1
Building Products-Doors & Windows	0.1
Beverages-Non-alcoholic	0.1
Printing-Commercial	0.1
Retail-Home Furnishings	0.1
Mining	0.1
Diagnostic Kits	0.1
Food-Wholesale/Distribution	0.1
Steel Pipe & Tube	0.1
Machinery-Farming	0.1
Transport-Truck	0.1
Publishing-Books	0.1
Containers-Paper/Plastic	0.1

Publishing-Newspapers	0.1
Electronics-Military	0.1
Electric-Distribution	0.1
Machine Tools & Related Products	0.1
Shipbuilding	0.1
Optical Supplies	0.1
Web Portals/ISP	0.1
Telecommunication Equipment	0.1
Non-Ferrous Metals	0.1
Metal-Aluminum	0.1
Retail-Restaurants	0.1
Appliances	0.1
Metal-Iron	0.1

106.3%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Principal Amount(3)	Value (Note 1)
CORPORATE BONDS & NOTES - 12.9%
Australia - 0.3%

Commonwealth Bank of Australia Government Guar. Notes 2.90% due 09/17/14*	$400,000	$421,206

Bermuda - 0.2%

Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*	300,000	310,125

Brazil - 0.4%

Banco ABC Brasil SA Bonds 7.88% due 04/08/20*	290,000	298,700
Banco Bradesco SA Sub. Notes 5.90% due 01/16/21*	310,000	314,262

		612,962

Canada - 0.2%

Bank of Montreal Senior Notes 2.13% due 06/28/13	250,000	256,973

Cayman Islands - 0.8%

Braskem Finance, Ltd. Company Guar. 7.00% due 05/07/20*	280,000	292,600
Country Garden Holdings Co. Senior Notes 11.25% due 04/22/17*	400,000	399,000
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	295,000	302,375
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*	270,000	287,123

		1,281,098

Denmark - 0.3%

FIH Erhvervsbank A/S Government Liquidated Guar. Notes 2.13% due 03/21/13	EUR 350,000	450,642

France - 1.1%

Dexia Credit Local SA Government Guar. Notes 2.38% due 09/23/11*	550,000	558,577
RCI Banque SA Senior Notes 2.88% due 07/23/12	EUR 350,000	445,282
Schneider Electric SA Senior Notes 2.88% due 07/20/16	EUR 200,000	258,534
Societe Generale Senior Notes 3.00% due 03/31/15	EUR 400,000	519,468

		1,781,861

Germany - 0.3%

Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*	225,000	236,531
Volkswagen Bank GmbH Senior Notes 2.38% due 06/28/13	EUR 210,000	268,054

		504,585

Indonesia - 0.1%

Adaro Indonesia PT Company Guar. Notes 7.63% due 10/22/19	230,000	245,525

Ireland - 0.8%

Anglo Irish Bank Corp., Ltd. Government Guar. Notes 3.63% due 09/09/10	EUR 250,000	316,898
BOM Capital PLC Senior Notes 6.70% due 03/11/15*	300,000	305,610
Irish Life & Permanent PLC Government Guar. Notes 3.13% due 04/22/13	EUR 217,000	265,887
MTS International Funding, Ltd. Senior Sec. Notes 8.63% due 06/22/20*	400,000	453,000

		1,341,395

Jersey - 0.1%

Atlantic Finance, Ltd. Company Guar. Notes 8.75% due 05/27/14	220,000	237,050

Kazakhstan - 0.2%

ATF Bank JSC Bank Guar. Notes 9.25% due 02/21/14	280,000	295,400

Luxembourg - 0.3%

Evraz Group SA Notes 8.88% due 04/24/13	225,000	234,844
Gaz Capital SA Bonds 8.15% due 04/11/18	270,000	313,875

		548,719

Mexico - 0.6%

Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*	140,000	155,050
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	350,000	387,625
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*	135,000	146,981
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	245,000	271,644

		961,300

Netherlands - 1.5%

BMW Finance NV Company Guar. Notes 2.88% due 04/18/13	EUR 150,000	196,112
Deutsche Telekom International Finance BV Company Guar. Notes 4.25% due 07/13/22	EUR 300,000	394,644

DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*	290,000	292,755
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*	270,000	299,025
Indosat Palapa Co., BV Company Guar. 7.38% due 07/29/20*	145,000	156,237
Myriad International Holding BV Company Guar. 6.38% due 07/28/17*	290,000	296,902
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*	700,000	755,678

		2,391,353

New Zealand - 1.0%

ANZ National (International) Ltd. Government Guar. Notes 3.25% due 04/02/12*	700,000	725,375
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*	800,000	848,250

		1,573,625

Portugal - 0.3%

BANIF SGPS SA Government Guar. Notes 3.25% due 05/08/12	EUR 350,000	442,131

Singapore - 0.6%

PSA International Pte, Ltd. Senior Bonds 5.75% due 06/29/11*	860,000	890,377
STATS ChipPAC, Ltd. Company Guar. Notes 7.50% due 08/12/15*	150,000	156,000

		1,046,377

Spain - 0.2%

CEAMI Guaranteed Bonds I Government Guar. Notes 3.13% due 06/22/12	EUR 200,000	255,461

SupraNational - 0.3%

European Investment Bank Senior Notes 3.50% due 04/15/16	EUR 400,000	552,142

Trinidad and Tobago - 0.3%

Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*	350,000	420,000

Turkey - 0.4%

Akbank TAS Senior Notes 5.13% due 07/22/15*	600,000	591,000

United Arab Emirates - 0.1%

DP World, Ltd. Notes 6.85% due 07/02/37	220,000	198,082

United Kingdom - 1.4%

Allied Domecq Financial Services, Ltd. Company Guar. Notes 6.63% due 04/18/11	GBP 150,000	234,998
Barclays Bank PLC Notes 5.75% due 03/08/11	EUR 350,000	451,766
Biz Finance PLC for Ukreximbank Senior Notes 8.38% due 04/27/15	260,000	268,450
BP Capital Markets PLC Company Guar. Notes 4.50% due 11/08/12	EUR 200,000	262,330
Royal Bank of Scotland PLC Government Guar. Notes 2.63% due 05/11/12*	300,000	307,556
Royal Bank of Scotland PLC Company Guar. Notes 3.40% due 08/23/13	400,000	405,116
Smiths Group PLC Company Guar. Notes 4.13% due 05/05/17	EUR 228,000	299,956

		2,230,172

United States - 1.1%

American Express Credit Corp Senior Notes 1.65% due 11/01/11	JPY 50,000,000	590,857
Campbell Soup Co. Senior Notes 3.05% due 07/15/17	400,000	419,650
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	315,000	302,400
Colgate-Palmolive Co. Senior Notes 3.15% due 08/05/15	300,000	322,398
Johnson & Johnson Notes 2.95% due 09/01/20	150,000	152,341

		1,787,646

Total Corporate Bonds & Notes (cost $19,952,424)		21,584,105

GOVERNMENT AGENCIES - 64.7%
Argentina - 0.7%

Republic of Argentina Notes 2.50% due 12/31/38(1)	1,372,134	520,725
Republic of Argentina Senior Bonds 8.28% due 12/31/33	776,035	595,607

		1,116,332

Australia - 0.7%

Government of Australia Bonds 5.75% due 04/15/12	AUD 600,000	546,306
New South Wales Treasury Corp. Local Government Guar. 6.00% due 04/01/16	AUD 600,000	560,191

		1,106,497

Austria - 0.3%

Republic of Austria Senior Bonds 3.20% due 02/20/17	EUR 400,000	542,231

Bahrain - 0.1%

Kingdom of Bahrain Senior Notes 5.50% due 03/31/20*	235,000	246,966

Barbados - 0.3%

Government of Barbados Notes 7.00% due 08/04/22*	460,000	478,261

Belgium - 0.9%

Kingdom of Belgium Bonds 4.00% due 03/28/17	EUR 945,000	1,320,444
Kingdom of Belgium Bonds 4.25% due 03/28/41	EUR 100,000	146,436

		1,466,880

Bermuda - 0.1%

Government of Bermuda Senior Notes 5.60% due 07/20/20*	155,000	170,077

Brazil - 4.6%

Federal Republic of Brazil Senior Notes 4.88% due 01/22/21	790,000	847,275
Federal Republic of Brazil Notes 5.88% due 01/15/19	805,000	929,775
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37	500,000	647,500
Federal Republic of Brazil Notes 8.00% due 01/15/18	441,667	524,479
Federal Republic of Brazil Bonds 8.25% due 01/20/34	810,000	1,160,325
Federal Republic of Brazil Notes 8.75% due 02/04/25	850,000	1,211,250
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19	740,000	1,015,650
Federal Republic of Brazil Notes 11.00% due 08/17/40	830,000	1,137,515

		7,473,769

Canada - 1.2%

Government of Canada Bonds 1.25% due 06/01/11	CAD 850,000	798,865
Government of Canada Notes 1.50% due 03/01/12	CAD 550,000	518,961
Government of Canada Bonds 5.00% due 06/01/37	CAD 500,000	597,365

		1,915,191

Colombia - 1.5%

Republic of Colombia Notes 7.38% due 01/27/17	280,000	337,400
Republic of Colombia Notes 7.38% due 03/18/19	464,000	576,520
Republic of Colombia Bonds 7.38% due 09/18/37	840,000	1,087,800
Republic of Colombia Bonds 8.13% due 05/21/24	260,000	344,500

		2,346,220

Dominican Republic - 0.2%

Dominican Republic Bonds 7.50% due 05/06/21*	230,000	253,000

El Salvador - 0.7%

Republic of El Salvador Senior Bonds 7.38% due 12/01/19	460,000	511,750
Republic of El Salvador Senior Bonds 7.75% due 01/24/23	300,000	336,750
Republic of El Salvador Bonds 8.25% due 04/10/32	200,000	228,000

		1,076,500

Finland - 1.7%

Government of Finland Notes 3.13% due 09/15/14	EUR 100,000	136,647
Government of Finland Bonds 3.38% due 04/15/20	EUR 1,560,000	2,147,815
Government of Finland Bonds 4.38% due 07/04/19	EUR 320,000	474,998

		2,759,460

France - 1.9%

Government of France Bonds 3.25% due 04/25/16	EUR 1,000,000	1,370,088
Government of France Bonds 3.75% due 10/25/19	EUR 775,000	1,090,948

Government of France Bonds 4.00% due 04/25/60	EUR	350,000	553,903
Government of France Bonds 5.50% due 04/25/29	EUR	347	599

			3,015,538

Georgia - 0.4%

Republic of Georgia Bonds 7.50% due 04/15/13		650,000	643,175

Germany - 1.6%

Federal Republic of Germany Bonds 2.25% due 04/11/14	EUR	100,000	132,998
Federal Republic of Germany Bonds 3.75% due 07/04/13	EUR	100,000	137,446
Federal Republic of Germany Bonds 3.75% due 01/04/17	EUR	750,000	1,073,472
Federal Republic of Germany Bonds 4.00% due 04/13/12	EUR	85,000	113,790
Federal Republic of Germany Bonds 4.00% due 01/04/37	EUR	605,000	954,839
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	100,000	167,385

			2,579,930

Greece - 0.2%

Hellenic Republic Government Bonds 3.80% due 03/20/11	EUR	300,000	362,383

Indonesia - 1.7%

Republic of Indonesia Senior Bonds 6.63% due 02/17/37		925,000	1,133,667
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		670,000	977,396
Republic of Indonesia Bonds 11.63% due 03/04/19		390,000	596,700

			2,707,763

Italy - 2.9%

Republic of Italy Bonds 3.00% due 06/15/15	EUR	700,000	901,302
Republic of Italy Bonds 4.00% due 09/01/20	EUR	500,000	647,882
Republic of Italy Bonds 4.25% due 03/01/20	EUR	800,000	1,058,833
Republic of Italy Bonds 4.50% due 02/01/18	EUR	330,000	450,787
Republic of Italy Bonds 5.00% due 09/01/40	EUR	1,200,000	1,618,482

			4,677,286

Japan - 18.0%

Government of Japan Bonds 0.20% due 06/15/12	JPY	170,000,000	2,026,550
Government of Japan Bonds 0.40% due 06/20/15	JPY	32,400,000	388,000
Government of Japan Bonds 0.50% due 12/20/14	JPY	219,000,000	2,636,600
Government of Japan Bonds 0.80% due 03/20/13	JPY	360,000,000	4,358,648
Government of Japan Senior Bonds 1.30% due 12/20/19	JPY	150,000,000	1,851,746
Government of Japan Bonds 1.40% due 12/20/14	JPY	34,000,000	424,535
Government of Japan Bonds 1.40% due 12/20/15	JPY	17,850,000	224,583
Government of Japan Bonds 1.50% due 12/20/11	JPY	133,000,000	1,611,494
Government of Japan Bonds 1.50% due 09/20/18	JPY	190,000,000	2,409,820
Government of Japan Bonds 1.70% due 12/20/16	JPY	6,000,000	77,159
Government of Japan Bonds 1.70% due 09/20/17	JPY	308,000,000	3,971,814
Government of Japan Bonds 2.00% due 03/20/25	JPY	494,700,000	6,361,585
Government of Japan Bonds 2.10% due 03/20/27	JPY	160,000,000	2,069,660
Government of Japan Bonds 2.10% due 09/20/29	JPY	48,000,000	614,569

			29,026,763

Malaysia - 0.6%

Federation of Malaysia Bonds 3.74% due 02/27/15	MYR	2,900,000	937,898

Mexico - 3.4%

United Mexican States Senior Notes 5.13% due 01/15/20	1,424,000	1,545,040
United Mexican States Notes 5.95% due 03/19/19	514,000	592,385
United Mexican States Senior Notes 6.05% due 01/11/40	590,000	669,650
United Mexican States Notes 6.75% due 09/27/34	520,000	648,700
United Mexican States Bonds 7.50% due 04/08/33	440,000	587,400
United Mexican States Notes 8.13% due 12/30/19	440,000	585,200
United Mexican States Bonds 8.30% due 08/15/31	610,000	875,350

		5,503,725

Netherlands - 0.5%

Government of the Netherlands Bonds 4.00% due 07/15/18	EUR 550,000	796,643

Norway - 0.4%

Kingdom of Norway Bonds 6.00% due 05/16/11	NOK 3,900,000	633,859

Peru - 1.2%

Republic of Peru Bonds 6.55% due 03/14/37	345,000	410,550
Republic of Peru Notes 7.35% due 07/21/25	821,000	1,052,933
Republic of Peru Senior Bonds 8.75% due 11/21/33	280,000	415,800

		1,879,283

Philippines - 2.2%

Republic of the Philippines Bonds 6.50% due 01/20/20	1,005,000	1,193,437
Republic of the Philippines Bonds 7.75% due 01/14/31	560,000	749,000
Republic of the Philippines Senior Notes 9.50% due 02/02/30	640,000	992,000
Republic of the Philippines Notes 10.63% due 03/16/25	400,000	645,000

		3,579,437

Poland - 0.6%

Government of Poland Bonds 5.00% due 10/24/13	PLN 1,700,000	539,109
Government of Poland Bonds 5.75% due 04/25/14	PLN 1,400,000	453,706

		992,815

Qatar - 0.2%

State of Qatar Senior Notes 6.40% due 01/20/40*	250,000	301,250

Russia - 5.9%

Russian Federation Bonds 5.00% due 04/29/20*	600,000	612,000
Russian Federation Senior Bonds 7.50% due 03/31/30(1)	6,030,600	7,161,941
Russian Federation Notes 12.75% due 06/24/28	970,000	1,749,007

		9,522,948

Serbia - 0.4%

Republic of Serbia Notes 6.75% due 11/01/24(1)	580,000	579,907

Singapore - 0.6%

Republic of Singapore Bonds 2.38% due 04/01/17	SGD 620,000	488,640
Republic of Singapore Bonds 3.25% due 09/01/20	SGD 660,000	541,943

		1,030,583

South Korea - 0.4%

Republic of South Korea Bonds 7.13% due 04/16/19	490,000	622,036

Spain - 0.8%

Kingdom of Spain Government Guar. Notes 3.00% due 11/19/14	EUR 350,000	435,852
Kingdom of Spain Bonds 4.60% due 07/30/19	EUR 350,000	465,373
Kingdom of Spain Bonds 4.70% due 07/30/41	EUR 300,000	369,872

		1,271,097

Sweden - 0.3%

Kingdom of Sweden Bonds 6.75% due 05/05/14	SEK 2,700,000	431,599

Switzerland - 0.4%

Swiss Confederation Bonds 2.25% due 07/06/20	CHF 570,000	619,003

Turkey - 4.7%

Republic of Turkey Bonds 6.75% due 05/30/40	680,000	746,300
Republic of Turkey Notes 6.88% due 03/17/36	1,615,000	1,792,650
Republic of Turkey Notes 7.00% due 06/05/20	950,000	1,096,062
Republic of Turkey Notes 7.25% due 03/15/15	520,000	595,400
Republic of Turkey Notes 7.38% due 02/05/25	700,000	829,500
Republic of Turkey Bonds 7.50% due 11/07/19	970,000	1,156,725
Republic of Turkey Notes 8.00% due 02/14/34	387,000	482,783
Republic of Turkey Senior Bonds 11.88% due 01/15/30	550,000	937,062

		7,636,482

Uruguay - 0.4%

Republic of Uruguay Bonds 6.88% due 09/28/25	230,000	281,750
Republic of Uruguay Notes 7.63% due 03/21/36	260,000	335,400

		617,150

Venezuela - 2.0%

Republic of Venezuela Bonds 5.75% due 02/26/16	710,000	475,700
Republic of Venezuela Bonds 7.65% due 04/21/25	450,000	259,875
Republic of Venezuela Notes 8.50% due 10/08/14	675,000	556,875
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	2,125,000	1,508,750
Republic of Venezuela Bonds 9.25% due 05/07/28	650,000	417,625

		3,218,825

Total Government Agencies
(cost $93,401,858)		103,291,487

GOVERNMENT TREASURIES - 17.5%
Italy - 2.0%

Italy Buoni Poliennali Del Tesoro Bonds 3.75% due 08/01/16	EUR 215,000	286,136
Italy Buoni Poliennali Del Tesoro Bonds 4.25% due 09/01/19	EUR 1,200,000	1,597,526
Italy Buoni Poliennali Del Tesoro Bonds 5.00% due 03/01/25	EUR 275,000	375,865
Italy Buoni Poliennali Del Tesoro Bonds 9.00% due 11/01/23	EUR 532,912	1,001,141

		3,260,668

United Kingdom - 3.5%

Government of United Kingdom Bonds 4.25% due 03/07/36	GBP 1,415,000	2,329,402
Government of United Kingdom Bonds 4.75% due 03/07/20	GBP 535,000	951,045
Government of United Kingdom Bonds 5.25% due 06/07/12	GBP 930,000	1,539,557
Government of United Kingdom Bonds 8.00% due 06/07/21	GBP 328,000	739,878

		5,559,882

United States - 12.0%

United States Treasury Bonds 1.75% due 01/15/28	520,230	548,761
4.38% due 11/15/39	1,000,000	1,152,188
5.38% due 02/15/31	700,000	918,203
5.50% due 08/15/28	1,250,000	1,648,633
7.88% due 02/15/21	400,000	595,750
United States Treasury Notes 0.88% due 01/31/11	800,000	802,218
1.00% due 10/31/11	3,000,000	3,022,031
1.13% due 06/30/11	1,500,000	1,510,841
1.13% due 12/15/12	400,000	405,125
1.50% due 07/15/12	1,400,000	1,427,945
1.75% due 04/15/13	500,000	514,530
2.25% due 01/31/15	700,000	732,101
2.38% due 08/31/14	1,650,000	1,735,722
2.38% due 09/30/14	700,000	736,476
2.50% due 03/31/15	510,000	539,167
3.00% due 08/31/16	700,000	752,774
3.63% due 08/15/19	1,340,000	1,477,664
4.50% due 11/15/15	700,000	811,016

		19,331,145

Total Government Treasuries
(cost $27,349,624)		28,151,695

Total Long-Term Investment Securities
(cost $140,703,906)		153,027,287

REPURCHASE AGREEMENT - 3.5%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $5,586,002 and collateralized by $5,580,000 of Federal Home Loan Bank, bearing interest at 4.38% due 09/17/10 and having approximate value of $5,701,644 (cost $5,586,000)	5,586,000	5,586,000

TOTAL INVESTMENTS -
(cost $146,289,906)(2)	98.6%	158,613,287
Other assets less liabilities	1.4	2,259,863

NET ASSETS -	100.0%	$160,873,150

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $12,941,118 representing 8.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Denominated in United States Dollars unless otherwise indicated.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS London	JPY	50,000,000	USD	593,718	12/2/2010	$—	$(2,056)

Currency Legend

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Switzerland Franc

EUR - Euro Dollar

GBP - British Pound

JPY - Japanese Yen

MYR - Malaysia Ringgits

NOK - Norwegian Krone

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollars

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$21,584,105	$—	$21,584,105
Government Agencies	—	103,291,487	—	103,291,487
Government Treasuries	—	28,151,695	—	28,151,695
Repurchase Agreement	—	5,586,000	—	5,586,000

Total	$—	$158,613,287	$—	$158,613,287

Industry Allocation*
Sovereign	70.1%
United States Treasury Notes	8.5
Banks-Commercial	4.3
Repurchase Agreements	3.5
United States Treasury Bonds	3.0
Transport-Marine	0.6
Building & Construction Products-Misc.	0.5
Oil Companies-Integrated	0.4
Finance-Auto Loans	0.4
Real Estate Operations & Development	0.4
Oil Companies-Exploration & Production	0.4
Finance-Credit Card	0.4
Import/Export	0.4
Finance-Other Services	0.4
Regional Authority	0.4
Banks-Special Purpose	0.3
SupraNational Banks	0.3
Coal	0.3
Building Products-Cement	0.3
Diversified Financial Services	0.3
Diversified Banking Institutions	0.3
Cellular Telecom	0.3
Investment Companies	0.3
Sovereign Agency	0.3
Food-Misc.	0.3
Telephone-Integrated	0.2
Cosmetics & Toiletries	0.2
Diversified Manufacturing Operations	0.2
Television	0.2
Petrochemicals	0.2
Power Converter/Supply Equipment	0.2
Beverages-Wine/Spirits	0.1
Steel-Producers	0.1
Warehousing & Harbor Transportation Services	0.1
Telecom Services	0.1
Electronic Components-Semiconductors	0.1
Medical Products	0.1
Gas-Distribution	0.1

98.6%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I International Growth I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.6%
Australia - 2.7%

BHP Billiton, Ltd.	194,253	$6,403,239
Cochlear, Ltd.	27,134	1,670,566
CSL, Ltd.	39,810	1,167,409
QBE Insurance Group, Ltd.	60,531	888,060
Wesfarmers, Ltd.	68,022	1,934,193
Woolworths, Ltd.	36,420	899,504

		12,962,971

Austria - 0.3%

Erste Group Bank AG	43,397	1,575,053

Belgium - 0.8%

Anheuser-Busch InBev NV	75,324	3,917,925

Bermuda - 1.5%

Esprit Holdings, Ltd.	331,330	1,857,109
Li & Fung, Ltd.	875,400	4,394,584
Seadrill, Ltd.	14,830	345,630
VimpelCom, Ltd. ADR†	45,993	687,596

		7,284,919

Brazil - 0.6%

Banco Santander Brasil SA ADR#	243,192	3,059,355

Canada - 2.6%

Bombardier, Inc., Class B	186,720	777,453
Canadian National Railway Co. (New York)#	60,270	3,677,675
Canadian National Railway Co. (Toronto)#	33,997	2,074,539
Canadian Natural Resources, Ltd.	31,203	1,003,669
Cenovus Energy, Inc.	39,480	1,062,204
Encana Corp.#	29,498	809,131
Fairfax Financial Holdings, Ltd.	2,813	1,115,571
Suncor Energy, Inc.	36,403	1,102,997
Talisman Energy, Inc.	56,336	885,971

		12,509,210

Cayman Islands - 0.8%

Baidu, Inc. ADR†	15,810	1,239,978
Ctrip.com International, Ltd. ADR†	25,770	1,043,427
Tencent Holdings, Ltd.	37,000	678,760
Wynn Macau, Ltd.†	487,876	845,453

		3,807,618

China - 0.7%

Industrial and Commercial Bank of China, Ltd., Class H	4,846,000	3,519,833

Czech Republic - 0.4%

CEZ AS	42,720	1,790,677

Denmark - 1.5%

Carlsberg A/S, Class B	26,380	2,485,523
Novo Nordisk A/S, Class B	50,987	4,374,369

		6,859,892

Finland - 0.5%

Fortum Oyj	63,700	1,466,753
Kone Oyj, Class B	19,130	879,760

		2,346,513

France - 8.1%

Air Liquide SA(1)	45,278	4,708,485
AXA SA	116,095	1,804,445
BNP Paribas	67,371	4,215,010
Essilor International SA	18,950	1,150,170
Compagnie Financiere Richemont SA, Class A	8,129	603,770
Danone	89,097	4,787,873
Eutelsat Communications	24,260	872,193
GDF Suez	11,591	358,918
Legrand SA	34,730	1,054,738
LVMH Moet Hennessy Louis Vuitton SA	57,130	6,643,966
Pernod-Ricard SA	45,220	3,535,149
Schneider Electric SA	33,782	3,582,790
Total SA	91,858	4,291,929
Vallourec SA	10,060	864,224

		38,473,660

Germany - 8.4%

Adidas AG	28,748	1,463,248
Allianz SE	22,170	2,274,005
BASF SE	18,010	950,243
Bayer AG	65,346	3,989,774
Bayerische Motoren Werke AG	68,401	3,611,572
Beiersdorf AG	37,080	1,982,258
Daimler AG †	48,700	2,367,391
Deutsche Boerse AG	43,960	2,686,256
E.ON AG	30,281	852,086
Fresenius Medical Care AG & Co. KGaA	71,495	4,048,100
Linde AG	38,300	4,314,823
MAN SE	11,209	964,351
Merck KGaA	18,830	1,635,524
Metro AG	22,430	1,141,951
MTU Aero Engines Holding AG	14,070	782,657
Puma AG Rudolf Dassler Sport	5,119	1,389,527
SAP AG	67,988	2,968,568
Siemens AG	25,280	2,299,551

		39,721,885

Hong Kong - 1.4%

China Unicom (Hong Kong), Ltd.	230,000	316,966
China Unicom (Hong Kong), Ltd. ADR	41,712	578,128
CNOOC, Ltd.	1,817,000	3,125,368
Hutchison Whampoa, Ltd.	229,000	1,694,225
The Link REIT	310,500	910,095

		6,624,782

India - 1.1%

ICICI Bank, Ltd. ADR	36,670	1,514,838
Infosys Technologies, Ltd. ADR#	64,697	3,706,491

		5,221,329

Indonesia - 0.6%

Adaro Energy Tbk PT	3,485,000	732,872
Bank Mandiri Tbk PT	1,240,500	810,066
Bank Rakyat Indonesia	537,000	552,751
United Tractors Tbk PT	299,500	609,939

		2,705,628

Ireland - 0.3%

Anglo Irish Bank Corp., Ltd.†(1)(2)	58,907	0
Ryanair Holdings PLC ADR#	56,603	1,604,695

		1,604,695

Israel - 0.9%

Teva Pharmaceutical Industries, Ltd. ADR	79,664	4,029,405

Italy - 1.3%

Finmeccanica SpA	93,355	937,561
Saipem SpA	111,213	3,892,617
UniCredit SpA	480,591	1,127,922

		5,958,100

Japan - 11.2%

Aeon Credit Service Co., Ltd.#	52,200	551,142
Canon, Inc.	149,700	6,103,113
Denso Corp.	36,400	987,016
Fanuc, Ltd.	40,300	4,326,937
Fujitsu, Ltd.	160,000	1,108,440
Hirose Electric Co., Ltd.	5,100	492,941
Hoya Corp.	175,000	3,857,874
Inpex Corp.	384	1,736,936
Keyence Corp.	5,300	1,098,357
Komatsu, Ltd.	128,100	2,599,816
Konica Minolta Holdings, Inc.	67,000	585,383
Lawson, Inc.#	36,200	1,650,351
Mitsubishi Corp.	140,400	3,008,213
Mitsubishi UFJ Financial Group, Inc.	375,500	1,792,352
Nidec Corp.#	38,200	3,355,743
Nintendo Co., Ltd.#	3,500	974,051
Nissan Motor Co., Ltd.†	140,200	1,071,401
Nitori Holdings Co., Ltd.#	19,500	1,699,083
Nomura Holdings, Inc.	140,800	792,744
Omron Corp.#	59,000	1,255,005
ORIX Corp.#	24,620	1,852,141
Rakuten, Inc.#	2,495	1,888,847
Shin-Etsu Chemical Co., Ltd.	61,200	2,833,806
Softbank Corp.#	77,300	2,218,430
Toyota Motor Corp.	33,175	1,129,395
Unicharm Corp.	20,000	2,440,186
Yahoo! Japan Corp.#	3,339	1,202,294
Yamada Denki Co., Ltd.	10,170	633,128

		53,245,125

Jersey - 1.4%

Petrofac, Ltd.	47,750	1,025,978
Shire PLC	113,044	2,437,582
WPP PLC	316,538	3,136,063

		6,599,623

Luxembourg - 0.5%

Millicom International Cellular SA	27,555	2,537,264

Mexico - 1.0%

America Movil SAB de CV, Series L ADR	57,905	2,700,110
Fomento Economico Mexicano SAB de CV ADR	17,571	855,708
Grupo Televisa SA ADR	59,785	1,105,425

		4,661,243

Netherlands - 4.4%

Akzo Nobel NV	60,520	3,195,455
ASML Holding NV	24,650	614,602
Heineken NV#	79,010	3,538,433
ING Groep NV CVA†	235,552	2,094,897
Koninklijke Ahold NV	110,518	1,360,624
Koninklijke KPN NV	93,319	1,352,878
Randstad Holding NV†	30,600	1,137,161
TNT NV	111,177	2,822,009
Unilever NV CVA	117,036	3,134,615
Wolters Kluwer NV	98,300	1,834,927

		21,085,601

Norway - 0.7%

Petroleum Geo-Services ASA†	71,058	638,777
Telenor ASA	139,460	2,043,030
Yara International ASA	14,590	586,389

		3,268,196

Philippines - 0.3%

Philippine Long Distance Telephone Co.	28,050	1,510,099

Poland - 0.5%

Powszechna Kasa Oszczednosci Bank Polski SA†	207,077	2,496,720

Russia - 0.6%

Magnit OJSC GDR	22,010	468,813
OAO Gazprom ADR	62,967	1,303,417
Sberbank of Russia	360,760	869,431

		2,641,661

Singapore - 1.6%

K-Green Trust†	27,600	22,194
Keppel Corp., Ltd.	373,000	2,462,818
Singapore Telecommunications, Ltd.	543,950	1,235,976
United Overseas Bank, Ltd.	271,760	3,753,115

		7,474,103

South Africa - 0.2%

MTN Group, Ltd.	68,150	1,113,502

South Korea - 1.8%

Hyundai Mobis	13,108	2,372,538
Hyundai Motor Co.	18,263	2,155,488
NHN Corp†	6,075	995,694
Samsung Electronics Co., Ltd.	2,320	1,462,941
Samsung Electronics Co., Ltd. GDR (Chi-X)	5,263	1,655,213
Samsung Electronics Co., Ltd. GDR (OTC)*	15	4,718

		8,646,592

Spain - 1.8%

Banco Bilbao Vizcaya Argentaria SA	206,920	2,495,280
Banco Santander SA	202,161	2,368,976
Inditex SA	21,440	1,430,493
Red Electrica Corp. SA	11,299	465,643

Telefonica SA	72,030	1,597,401

		8,357,793

Sweden - 2.0%

Alfa Laval AB	124,210	1,818,228
Atlas Copco AB, Class A	118,350	1,799,695
Kinnevik Investment AB	8,405	152,714
Svenska Cellulosa AB, Class B	72,400	962,845
Swedbank AB, Class A†	122,950	1,379,779
Telefonaktiebolaget LM Ericsson, Class B	167,860	1,628,287
Volvo AB, Class B†	156,830	1,818,337

		9,559,885

Switzerland - 11.6%

ABB, Ltd.†	78,610	1,519,161
Actelion, Ltd.†	14,879	637,808
Cie Financiere Richemont SA	48,038	1,867,106
Credit Suisse Group AG	68,510	3,008,974
Givaudan SA	4,075	3,893,376
Holcim, Ltd.	21,450	1,290,909
Julius Baer Group, Ltd.	96,603	3,407,391
Kuehne & Nagel International AG	17,210	1,795,163
Nestle SA	226,626	11,741,470
Novartis AG	126,980	6,672,625
Roche Holding AG	67,485	9,173,041
SGS SA	960	1,390,002
Sonova Holding AG	21,847	2,795,297
Swiss Reinsurance Co., Ltd.	19,331	801,611
Syngenta AG	6,865	1,584,985
The Swatch Group AG	7,780	2,504,313
UBS AG†	52,123	882,022

		54,965,254

Taiwan - 1.7%

AU Optronics Corp.†	388,000	334,901
Hon Hai Precision Industry Co., Ltd.(1)	663,040	2,338,875
HTC Corp.(1)	107,400	1,961,322
MediaTek, Inc.	5,117	69,725
Taiwan Semiconductor Manufacturing Co., Ltd.	848,269	1,559,688
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	209,000	1,966,690

		8,231,201

Turkey - 0.5%

Akbank TAS	223,484	1,185,436
Turkiye Garanti Bankasi AS	244,620	1,185,415

		2,370,851

United Kingdom - 20.6%

Admiral Group PLC	87,237	2,036,300
Antofagasta PLC	112,768	1,784,810
ARM Holdings PLC	435,420	2,449,425
Associated British Foods PLC	124,550	2,020,951
Barclays PLC	606,584	2,813,191
BG Group PLC	374,486	6,027,600
British Airways PLC†#	169,280	547,791
British American Tobacco PLC	107,609	3,657,167
Burberry Group PLC	96,410	1,256,804
Carnival PLC	39,850	1,293,825
Centrica PLC	386,416	1,927,816
Compass Group PLC	577,023	4,721,217
Diageo PLC	173,490	2,817,714
Hays PLC	405,490	560,936
HSBC Holdings PLC	390,645	3,856,490
HSBC Holdings PLC	319,740	3,113,650
Imperial Tobacco Group PLC	87,971	2,428,502
Informa PLC	203,707	1,198,425
Intercontinental Hotels Group PLC	98,200	1,478,936
International Power PLC	362,282	2,063,550
ITV PLC†	1,438,440	1,235,396
Kingfisher PLC	662,807	2,078,772
Ladbrokes PLC	164,108	329,706
Lloyds Banking Group PLC†	1,064,410	1,134,378
Next PLC	34,784	1,056,261
Reckitt Benckiser Group PLC	167,374	8,375,900
Reed Elsevier PLC	297,770	2,392,978
Rolls-Royce Group PLC†	184,278	1,565,704
Royal Dutch Shell PLC, Class A	65,650	1,744,857
Royal Dutch Shell PLC, Class B	140,308	3,590,336
Schroders PLC	55,137	1,161,021
Smith & Nephew PLC	61,405	510,422
Smiths Group PLC	152,579	2,679,333
Standard Chartered PLC	148,717	3,987,977
Tesco PLC	969,853	6,053,038
The Capita Group PLC	95,610	1,030,825
Tullow Oil PLC	57,588	1,075,736
Vodafone Group PLC	2,347,969	5,658,915
William Hill PLC	200,600	515,007
Wolseley PLC†	23,720	458,001
Xstrata PLC	184,580	2,904,413

		97,594,076

United States - 0.7%

India Fund, Inc.†#	22,294	731,243
Synthes, Inc.	22,270	2,456,774

		3,188,017

Total Common Stock
(cost $457,115,448)		463,520,256

PREFERRED STOCK - 1.2%
Brazil - 1.2%

Banco Bradesco SA ADR#	110,135	1,941,680
Petroleo Brasileiro SA ADR	39,095	1,155,648
Vale SA, Class A	96,500	2,276,439

Total Preferred Stock
(cost $4,464,261)		5,373,767

Total Long-Term Investment Securities
(cost $461,579,709)		468,894,023

SHORT-TERM INVESTMENT SECURITIES - 7.7%
Certificates of Deposit - 0.1%

BNP Paribas 0.22% due 09/01/10	477,000	477,000

Collective Investment Pool - 6.7%

Securities Lending Quality Trust(4)	31,854,736	31,767,089

Time Deposits - 0.9%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$4,237,000	4,237,000

Total Short-Term Investment Securities
(cost $36,568,736)		36,481,089

REPURCHASE AGREEMENT - 0.0%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $121,000 and collateralized by $125,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $127,725 (cost $121,000)	121,000	121,000

TOTAL INVESTMENTS -
(cost $498,269,445)(3)	106.5%	505,496,112
Liabilities in excess of other assets	(6.5)	(30,774,911)

NET ASSETS -	100.0%	$474,721,201

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $4,718 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $4,300,197 representing 0.9% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security is purchased with the cash collateral received from securities loaned.
ADR	- American Depository Receipt
CVA	- Certification Van Aandelen (Dutch Cert.)
GDR	- Global Depository Receipt
SDR	- Swedish Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$38,473,660	$—	$—	$38,473,660
Germany	39,721,885	—	—	39,721,885
Japan	53,245,125	—	—	53,245,125
Switzerland	54,965,254	—	—	54,965,254
United Kingdom	97,594,076	—	—	97,594,076
Other Countries*	179,520,256	—	0	179,520,256
Preferred Stock	5,373,767	—	—	5,373,767
Short-Term Investment Securities:
Certificate of Deposit	—	477,000	—	477,000
Collective Investment Pool	—	31,767,089	—	31,767,089
Time Deposit	—	4,237,000	—	4,237,000
Repurchase Agreement	—	121,000	—	121,000

Total	$468,894,023	$36,602,089	$0	$505,496,112

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$724
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	(724)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2010	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at August 31, 2010 includes:

Common Stock
$(724)

Industry Allocation*
Banks-Commercial	7.1%
Collective Investment Pool	6.7
Medical-Drugs	5.2
Diversified Banking Institutions	5.2
Food-Misc.	4.6
Oil Companies-Integrated	4.0
Cellular Telecom	2.7
Auto-Cars/Light Trucks	2.6
Diversified Minerals	2.4
Chemicals-Diversified	2.3
Diversified Operations	2.3
Brewery	2.1
Oil Companies-Exploration & Production	2.1
Food-Retail	2.1
Industrial Gases	1.9
Soap & Cleaning Preparation	1.8
Electronic Components-Misc.	1.6
Medical Products	1.6
Telephone-Integrated	1.4
Beverages-Wine/Spirits	1.3
Insurance-Multi-line	1.3
Office Automation & Equipment	1.3
Tobacco	1.3
Diversified Manufacturing Operations	1.2
Transport-Rail	1.2
Electronic Components-Semiconductors	1.2
Oil-Field Services	1.2
Machinery-Construction & Mining	1.1
Distribution/Wholesale	1.0
Electric-Integrated	1.0
Food-Catering	1.0
Transport-Services	1.0
Cosmetics & Toiletries	0.9
Electric Products-Misc.	0.9
Retail-Jewelry	0.9
Retail-Apparel/Shoe	0.9
Multimedia	0.9
Industrial Automated/Robotic	0.9
Time Deposits	0.9
Dialysis Centers	0.9
Insurance-Property/Casualty	0.8
Medical-Generic Drugs	0.8
Telecom Services	0.8
Chemicals-Specialty	0.8
Computer Services	0.8
Power Converter/Supply Equipment	0.8
Semiconductor Components-Integrated Circuits	0.7
Auto/Truck Parts & Equipment-Original	0.7
Aerospace/Defense	0.7
Import/Export	0.6
Enterprise Software/Service	0.6
E-Commerce/Services	0.6
Athletic Footwear	0.6
Human Resources	0.6
Finance-Other Services	0.6
Publishing-Books	0.5
Web Portals/ISP	0.5
Agricultural Chemicals	0.5
Airlines	0.5
Retail-Building Products	0.4
Computers	0.4
Retail-Misc./Diversified	0.4
Gas-Distribution	0.4
Investment Management/Advisor Services	0.4
Finance-Leasing Companies	0.4
Machinery-General Industrial	0.4
Publishing-Periodicals	0.4
Filtration/Separation Products	0.4
Electric-Generation	0.4
Metal-Copper	0.4
Retail-Home Furnishings	0.4

Retail-Convenience Store	0.3
Wireless Equipment	0.3
Engineering/R&D Services	0.3
Hotels/Motels	0.3
Commercial Services	0.3
Cruise Lines	0.3
Building Products-Cement	0.3
Apparel Manufacturers	0.3
Internet Content-Information/News	0.3
Television	0.3
Medical-Biomedical/Gene	0.2
Optical Supplies	0.2
Computers-Integrated Systems	0.2
Broadcast Services/Program	0.2
Electronic Measurement Instruments	0.2
Toys	0.2
Paper & Related Products	0.2
Real Estate Investment Trusts	0.2
Satellite Telecom	0.2
Steel Pipe & Tube	0.2
Beverages-Non-alcoholic	0.2
Casino Hotels	0.2
Gambling (Non-Hotel)	0.2
Insurance-Reinsurance	0.2
Finance-Investment Banker/Broker	0.2
Coal	0.2
Internet Application Software	0.1
Retail-Consumer Electronics	0.1
Semiconductor Equipment	0.1
Rubber-Tires	0.1
Photo Equipment & Supplies	0.1
Finance-Credit Card	0.1
Electronic Connectors	0.1
Certificates of Deposit	0.1
Electric-Transmission	0.1
Oil & Gas Drilling	0.1

106.5%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.5%
Advertising Agencies - 1.7%

Omnicom Group, Inc.	66,064	$2,312,901

Aerospace/Defense - 1.1%

The Boeing Co.	25,128	1,536,075

Aerospace/Defense-Equipment - 0.9%

United Technologies Corp.	19,642	1,280,855

Banks-Fiduciary - 2.4%

State Street Corp.	93,629	3,284,505

Beverages-Non-alcoholic - 1.0%

PepsiCo, Inc.	21,988	1,411,190

Beverages-Wine/Spirits - 1.5%

Diageo PLC	120,430	1,955,947

Commercial Services-Finance - 4.7%

Moody’s Corp.#	245,486	5,189,574
Visa, Inc., Class A	16,122	1,112,095

		6,301,669

Consumer Products-Misc. - 1.6%

Clorox Co.#	34,007	2,204,334

Cosmetics & Toiletries - 1.0%

The Procter & Gamble Co.	22,767	1,358,507

Diversified Banking Institutions - 8.3%

Bank of America Corp.	374,148	4,658,143
JPMorgan Chase & Co.	99,407	3,614,438
The Goldman Sachs Group, Inc.	20,991	2,874,508

		11,147,089

Diversified Manufacturing Operations - 3.0%

General Electric Co.	277,783	4,022,298

E-Commerce/Products - 6.2%

Amazon.com, Inc.†#	50,115	6,255,855
Blue Nile, Inc.†#	50,211	2,061,664

		8,317,519

E-Commerce/Services - 2.7%

Ancestry.com, Inc.†	189,955	3,656,634

Enterprise Software/Service - 2.0%

Oracle Corp.	120,732	2,641,616

Finance-Credit Card - 1.2%

American Express Co.	41,224	1,643,601

Food-Misc. - 0.8%

McCormick & Co., Inc.#	26,193	1,044,315

Footwear & Related Apparel - 2.1%

The Timberland Co., Class A†#	174,312	2,801,194

Industrial Gases - 1.8%

Air Products & Chemicals, Inc.	31,875	2,359,706

Insurance-Life/Health - 1.3%

Prudential Financial, Inc.	35,804	1,810,608

Investment Companies - 0.4%

Apollo Global Mgmt LLC Class A*†(1)(2)	72,697	508,879

Investment Management/Advisor Services - 1.0%

T. Rowe Price Group, Inc.#	30,863	1,351,182

Medical Instruments - 1.2%

Medtronic, Inc.	52,535	1,653,802

Medical Products - 1.0%

Johnson & Johnson	24,585	1,401,837

Medical-Biomedical/Gene - 1.9%

Amgen, Inc.†	51,263	2,616,463

Medical-Drugs - 9.6%

Merck & Co., Inc.	148,194	5,210,501
Novartis AG ADR#	80,854	4,244,026
Pfizer, Inc.	216,819	3,453,927

		12,908,454

Multimedia - 2.2%

FactSet Research Systems, Inc.#	39,660	2,916,993

Networking Products - 3.4%

Cisco Systems, Inc.†	225,509	4,521,455

Oil Companies-Exploration & Production - 5.0%

Apache Corp.	29,442	2,645,364
Occidental Petroleum Corp.	28,289	2,067,360
Ultra Petroleum Corp.†#	52,285	2,039,638

		6,752,362

Oil Companies-Integrated - 4.3%

Chevron Corp.	29,404	2,180,601
Exxon Mobil Corp.	60,438	3,575,512

		5,756,113

Oil-Field Services - 1.9%

Schlumberger, Ltd.	47,507	2,533,548

Retail-Building Products - 3.2%

Home Depot, Inc.#	154,606	4,299,593

Retail-Restaurants - 1.7%

Burger King Holdings, Inc.#	141,814	2,332,840

Television - 3.4%

CBS Corp., Class B#	329,235	4,550,028

Tobacco - 1.3%

Philip Morris International, Inc.	33,664	1,731,676

Toys - 1.8%

Nintendo Co., Ltd.	8,700	2,421,212

Transport-Services - 2.2%

Expeditors International of Washington, Inc.#	30,498	1,207,416
United Parcel Service, Inc., Class B	28,291	1,804,965

		3,012,381

Web Portals/ISP - 2.9%

Google, Inc., Class A†	8,838	3,977,277

Wireless Equipment - 4.8%

QUALCOMM, Inc.	168,872	6,469,486

Total Long-Term Investment Securities
(cost $132,934,669)		132,806,144

SHORT-TERM INVESTMENT SECURITIES - 10.9%
Collective Investment Pool - 9.6%

Securities Lending Quality Trust(3)(4)	13,020,235	12,984,410

Time Deposits - 1.3%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$1,703,000	1,703,000

Total Short-Term Investment Securities
(cost $14,723,235)		14,687,410

TOTAL INVESTMENTS
(cost $147,657,904)(5)	109.4%	147,493,554
Liabilities in excess of other assets	(9.4)	(12,675,283)

NET ASSETS	100.0%	$134,818,271

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $508,879 representing 0.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $508,879 representing 0.4% of net assets.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Large Cap Core Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Apollo Global Management LLC, Class A
Common Stock	08/02/07	33,592	$806,208
	02/01/08	5,661	100,058
	04/30/08	10,000	150,500
	06/05/08	7,000	108,850
	06/26/08	3,371	50,734
	09/18/08	4,233	57,357
	10/03/08	5,885	76,799
	10/17/08	2,955	32,623

		72,697	1,383,129	$508,879	$7.00	0.38%

(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At August 31, 2010, the Fund had loaned securities with a total value of $13,869,516. This was secured by collateral of $13,020,235, which was received in cash and subsequently invested in short-term investments currently value at $12,984,410 as reported in the Portfolio of Investments. The remaining collateral of $1,285,180 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	3.75% to 8.13%	11/15/18 to 11/15/39

(5)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$11,147,089	$—	$—	$11,147,089
E-Commerce/Products	8,317,519	—	—	8,317,519
Medical-Drugs	12,908,454	—	—	12,908,454
Oil Companies-Exploration & Production	6,752,362	—	—	6,752,362
Other Industries*	93,680,720	—	—	93,680,720
Short-Term Investment Securities:
Collective Investment Pool	—	12,984,410	—	12,984,410
Time Deposits	—	1,703,000	—	1,703,000

Total	$132,806,144	$14,687,410	$—	$147,493,554

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 94.1%
Aerospace/Defense - 0.3%

Raytheon Co.	19,300	$847,656

Aerospace/Defense-Equipment - 2.1%

Goodrich Corp.	51,260	3,510,285
United Technologies Corp.	51,400	3,351,794

		6,862,079

Agricultural Chemicals - 2.4%

Monsanto Co.	77,484	4,079,532
Potash Corp. of Saskatchewan, Inc.#	5,475	806,194
The Mosaic Co.	51,304	3,009,493

		7,895,219

Agricultural Operations - 0.4%

Bunge, Ltd.	23,825	1,262,725

Airlines - 0.7%

Continental Airlines, Inc., Class B#†	95,781	2,139,748

Apparel Manufacturers - 0.7%

Coach, Inc.	59,900	2,146,816

Applications Software - 3.7%

Microsoft Corp.	271,830	6,382,568
Red Hat, Inc.†	53,350	1,843,243
Salesforce.com, Inc.†	35,491	3,899,751

		12,125,562

Banks-Super Regional - 0.3%

Wells Fargo & Co.	42,400	998,520

Beverages-Non-alcoholic - 2.3%

Dr. Pepper Snapple Group, Inc.	66,503	2,448,641
PepsiCo, Inc.	77,252	4,958,033

		7,406,674

Cable/Satellite TV - 2.3%

Comcast Corp., Class A	210,016	3,595,474
DIRECTV, Class A#†	47,627	1,806,016
Time Warner Cable, Inc.	40,307	2,080,244

		7,481,734

Casino Hotels - 1.3%

Las Vegas Sands Corp.#†	144,381	4,090,314

Cellular Telecom - 0.7%

America Movil SAB de CV, Series L ADR	51,448	2,399,020

Commercial Services-Finance - 1.9%

Visa, Inc., Class A	90,282	6,227,652

Computer Services - 3.0%

Cognizant Technology Solutions Corp., Class A†	82,587	4,757,424
International Business Machines Corp.	41,834	5,155,204

		9,912,628

Computers - 6.9%

Apple, Inc.†	83,951	20,431,155
Hewlett-Packard Co.	55,000	2,116,400

		22,547,555

Computers-Memory Devices - 2.0%

EMC Corp.†	350,460	6,392,390

Cosmetics & Toiletries - 1.0%

The Procter & Gamble Co.	52,600	3,138,642

Diversified Banking Institutions - 2.0%

Bank of America Corp.	99,000	1,232,550
Citigroup, Inc.†	200,000	744,000
JPMorgan Chase & Co.	50,900	1,850,724
Morgan Stanley	52,200	1,288,818
The Goldman Sachs Group, Inc.	11,100	1,520,034

		6,636,126

Diversified Manufacturing Operations - 1.3%

Danaher Corp.	57,300	2,081,709
Ingersoll-Rand PLC#	70,672	2,298,960

		4,380,669

E-Commerce/Products - 2.2%

Amazon.com, Inc.#†	41,216	5,144,993
MercadoLibre, Inc.†	32,900	2,169,426

		7,314,419

Electric Products-Misc. - 1.2%

AMETEK, Inc.	53,017	2,279,201
Emerson Electric Co.	36,900	1,721,385

		4,000,586

Electronic Components-Semiconductors - 3.5%

Avago Technologies, Ltd.†	82,146	1,655,242
Broadcom Corp., Class A#	104,923	3,144,542
Cree, Inc.†	7,500	401,550
Intel Corp.	192,797	3,416,363
Rovi Corp.#†	23,621	1,027,750
Xilinx, Inc.#	71,942	1,737,399

		11,382,846

Electronic Measurement Instruments - 0.3%

Agilent Technologies, Inc.†	38,400	1,035,648

Engines-Internal Combustion - 0.4%

Cummins, Inc.	15,500	1,153,355

Enterprise Software/Service - 1.1%

Oracle Corp.	157,400	3,443,912

Finance-Credit Card - 1.2%

American Express Co.	94,902	3,783,743

Finance-Investment Banker/Broker - 0.2%

The Charles Schwab Corp.	57,900	738,804

Gold Mining - 1.1%

Barrick Gold Corp.#	76,802	3,591,262

Hotel/Motels - 0.4%

Starwood Hotels & Resorts Worldwide, Inc.	26,400	1,233,672

Industrial Gases - 0.5%

Praxair, Inc.	19,600	1,686,188

Instruments-Scientific - 1.1%

Thermo Fisher Scientific, Inc.†	85,167	3,587,234

Insurance-Life/Health - 0.6%

Prudential Financial, Inc.	37,753	1,909,169

Insurance-Reinsurance - 0.5%

Berkshire Hathaway, Inc., Class B†	21,400	1,685,892

Internet Content-Information/News - 1.1%

Baidu, Inc. ADR†	44,219	3,468,096

Investment Management/Advisor Services - 0.9%

Ameriprise Financial, Inc.	29,142	1,270,008

Invesco, Ltd.	96,200	1,741,220

		3,011,228

Machinery-Construction & Mining - 0.7%

Caterpillar, Inc.	12,200	794,952
Terex Corp.#†	79,100	1,440,411

		2,235,363

Machinery-Farming - 1.0%

Deere & Co.	50,697	3,207,599

Medical Instruments - 0.9%

Edwards Lifesciences Corp.#†	19,765	1,137,871
Medtronic, Inc.	11,000	346,280
St. Jude Medical, Inc.†	39,800	1,375,886

		2,860,037

Medical Products - 0.7%

Covidien PLC	20,700	731,538
Hospira, Inc.†	29,259	1,502,742

		2,234,280

Medical-Biomedical/Gene - 2.6%

Alexion Pharmaceuticals, Inc.†	15,700	886,579
Amgen, Inc.†	25,100	1,281,104
Celgene Corp.†	41,800	2,153,536
Gilead Sciences, Inc.†	128,004	4,078,207

		8,399,426

Medical-Drugs - 2.0%

Abbott Laboratories	96,815	4,776,852
Allergan, Inc.	26,100	1,603,062

		6,379,914

Medical-Generic Drugs - 1.1%

Mylan, Inc.#†	84,800	1,455,168
Teva Pharmaceutical Industries, Ltd. ADR	42,024	2,125,574

		3,580,742

Medical-HMO - 1.0%

UnitedHealth Group, Inc.	104,414	3,312,012

Medical-Wholesale Drug Distribution - 0.3%

AmerisourceBergen Corp.	41,600	1,134,848

Metal-Copper - 0.6%

Freeport-McMoRan Copper & Gold, Inc.	27,700	1,993,846

Multimedia - 0.8%

Time Warner, Inc.	28,200	845,436
Viacom, Inc., Class B	60,000	1,885,200

		2,730,636

Networking Products - 2.2%

Cisco Systems, Inc.†	361,755	7,253,188

Oil Companies-Exploration & Production - 2.8%

Apache Corp.	18,400	1,653,240
EOG Resources, Inc.	10,760	934,721
Occidental Petroleum Corp.	90,347	6,602,559

		9,190,520

Oil Companies-Integrated - 1.3%

Exxon Mobil Corp.	70,471	4,169,064

Oil Field Machinery & Equipment - 0.4%

Cameron International Corp.†	34,183	1,257,251

Oil-Field Services - 3.1%

Halliburton Co.	146,209	4,124,556
Schlumberger, Ltd.	112,690	6,009,758

		10,134,314

Pharmacy Services - 1.3%

Express Scripts, Inc.†	79,905	3,403,953
Medco Health Solutions, Inc.†	21,994	956,299

		4,360,252

Retail-Apparel/Shoe - 2.9%

Abercrombie & Fitch Co., Class A#	44,200	1,529,320
Limited Brands, Inc.	192,521	4,543,496
Ross Stores, Inc.#	64,445	3,198,405

		9,271,221

Retail-Building Products - 0.4%

Home Depot, Inc.	46,153	1,283,515

Retail-Discount - 2.2%

Dollar Tree, Inc.#†	40,438	1,833,055
Target Corp.	50,200	2,568,232
Wal-Mart Stores, Inc.	51,800	2,597,252

		6,998,539

Retail-Drug Store - 0.5%

CVS Caremark Corp.	56,878	1,535,706

Retail-Major Department Stores - 0.2%

J.C. Penney Co., Inc.	38,000	760,000

Retail-Restaurants - 1.5%

McDonald’s Corp.	64,078	4,681,539
Starbucks Corp.	6,401	147,159

		4,828,698

Semiconductor Equipment - 0.4%

ASML Holding NV	48,400	1,196,932

Software Tools - 0.5%

VMware, Inc., Class A#†	19,364	1,521,430

Telecom Equipment-Fiber Optics - 0.4%

Corning, Inc.	75,600	1,185,408

Transport-Rail - 2.4%

Union Pacific Corp.	104,938	7,654,178

Transport-Services - 1.6%

C.H. Robinson Worldwide, Inc.#	30,691	1,994,608
Expeditors International of Washington, Inc.	33,396	1,322,148
FedEx Corp.	22,700	1,771,735

		5,088,491

Vitamins & Nutrition Products - 1.1%

Mead Johnson Nutrition Co.	71,486	3,730,854

Web Hosting/Design - 0.7%

Equinix, Inc.#†	26,078	2,378,574

Web Portals/ISP - 2.3%

Google, Inc., Class A†	14,916	6,712,498
Yahoo!, Inc.†	56,000	732,480

		7,444,978

Wireless Equipment - 2.3%

American Tower Corp., Class A†	90,206	4,227,053
QUALCOMM, Inc.	81,800	3,133,758

		7,360,811

X-Ray Equipment - 0.3%

Hologic, Inc.†	58,700	832,953

Total Long-Term Investment Securities
(cost $296,460,323)		305,423,363

SHORT-TERM INVESTMENT SECURITIES - 8.6%
Collective Investment Pool - 5.0%

Securities Lending Quality Trust(1)(2)	16,319,558	16,274,655

Time Deposits - 3.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$11,528,000	11,528,000

Total Short-Term Investment Securities
(cost $27,847,558)		27,802,655

REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co. Joint Repurchase Agreement(3)
(cost $4,998,000)	4,998,000	4,998,000

TOTAL INVESTMENTS
(cost $329,305,881)(4)	104.2%	338,224,018
Liabilities in excess of other assets	(4.2)	(13,513,769)

NET ASSETS -	100.0%	$324,710,249

#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2010, the Fund had loaned securities with a total value of $16,796,133. This was secured by collateral of $16,319,558, which was received in cash and subsequently invested in short-term investments currently valued at $16,274,655 as reported in the Portfolio of Investments. The remaining collateral of $897,993 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The	components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.47%	07/08/11
Federal Home Loan Bank	0.45% to 1.63%	07/27/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.75%	06/29/12
Federal National Mtg. Assoc.	zero coupon	07/11/11
United States Treasury Notes/Bonds	0.88% to 1.00%	12/31/10 to 08/31/11

(3)	See Note 3 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

ADR - American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$22,547,555	$—	$—	$22,547,555
Other Industries*	282,875,808	—	—	282,875,808
Short-Term Investment Securities:
Collective Investment Pool	—	16,274,655	—	16,274,655
Time Deposits	—	11,528,000	—	11,528,000
Repurchase Agreement	—	4,998,000	—	4,998,000

Total	$305,423,363	$32,800,655	$—	$338,224,018

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.5%
Advertising Sales - 0.2%

Lamar Advertising Co., Class A†	117,500	$3,079,675

Aerospace/Defense-Equipment - 0.5%

Alliant Techsystems, Inc.†#	72,500	4,777,750
BE Aerospace, Inc.†	224,300	6,044,885

		10,822,635

Agricultural Chemicals - 0.1%

Intrepid Potash, Inc.†#	90,700	2,036,215

Airlines - 0.4%

AirTran Holdings, Inc.†#	296,900	1,339,019
Alaska Air Group, Inc.†#	78,500	3,472,055
JetBlue Airways Corp.†#	456,600	2,607,186

		7,418,260

Apparel Manufacturers - 0.4%

Hanesbrands, Inc.†#	209,800	5,022,612
Under Armour, Inc., Class A†#	83,500	2,995,145

		8,017,757

Applications Software - 0.1%

Quest Software, Inc.†#	135,500	2,903,765

Auction House/Art Dealers - 0.2%

Sotheby’s#	147,100	3,914,331

Auto-Heavy Duty Trucks - 0.2%

Oshkosh Corp.†	197,000	4,901,360

Auto/Truck Parts & Equipment-Original - 0.6%

BorgWarner, Inc.†	258,400	11,279,160

Banks-Commercial - 3.4%

Associated Banc-Corp.#	379,500	4,576,770
BancorpSouth, Inc.#	161,200	2,055,300
Bank of Hawaii Corp.#	105,400	4,707,164
Cathay General Bancorp	172,300	1,652,357
City National Corp.#	95,700	4,635,708
Commerce Bancshares, Inc.	161,200	5,759,676
Cullen/Frost Bankers, Inc.#	132,900	6,811,125
FirstMerit Corp.#	236,500	4,091,450
Fulton Financial Corp.#	435,500	3,605,940
International Bancshares Corp.#	113,600	1,772,160
PacWest Bancorp.#	68,200	1,163,492
Prosperity Bancshares, Inc.#	102,300	2,910,435
SVB Financial Group†#	91,600	3,404,772
Synovus Financial Corp.	1,718,800	3,540,728
TCF Financial Corp.#	271,500	3,877,020
Trustmark Corp.#	124,800	2,379,936
Valley National Bancorp.#	353,300	4,603,499
Webster Financial Corp.#	146,400	2,355,576
Westamerica Bancorporation#	64,400	3,263,792

		67,166,900

Banks-Fiduciary - 0.1%

Wilmington Trust Corp.#	200,200	1,761,760

Batteries/Battery Systems - 0.5%

Energizer Holdings, Inc.†	153,700	9,690,785

Beverages-Non-alcoholic - 0.4%

Hansen Natural Corp.†	155,900	7,021,736

Building & Construction Products-Misc. - 0.1%

Louisiana-Pacific Corp.†#	278,300	1,853,478

Building Products-Air & Heating - 0.2%

Lennox International, Inc.	106,500	4,514,535

Building Products-Cement - 0.4%

Martin Marietta Materials, Inc.#	99,700	7,298,040

Building-Heavy Construction - 0.1%

Granite Construction, Inc.#	74,100	1,630,941

Building-Maintance & Services - 0.1%

Rollins, Inc.#	95,900	1,964,032

Building-Mobile Home/Manufactured Housing - 0.1%

Thor Industries, Inc.#	85,800	2,002,572

Building-Residential/Commercial - 0.9%

KB Home	162,300	1,673,313
MDC Holdings, Inc.#	82,800	2,204,136
NVR, Inc.†#	12,800	7,733,248
Ryland Group, Inc.#	96,700	1,557,837
Toll Brothers, Inc.†#	308,700	5,334,336

		18,502,870

Casino Hotels - 0.0%

Boyd Gaming Corp.†	121,000	839,740

Casino Services - 0.3%

Bally Technologies, Inc.†#	121,200	3,811,740
Scientific Games Corp., Class A†#	144,600	1,476,366

		5,288,106

Cellular Telecom - 0.2%

Syniverse Holdings, Inc.†#	153,000	3,147,210

Chemicals-Diversified - 0.2%

Olin Corp.#	173,100	3,100,221

Chemicals-Specialty - 2.4%

Albemarle Corp.	200,600	8,042,054
Ashland, Inc.	172,300	8,005,058
Cabot Corp.	143,500	4,079,705
Cytec Industries, Inc.	107,500	5,098,725
Lubrizol Corp.	149,700	13,968,507
Minerals Technologies, Inc.#	41,300	2,213,680
NewMarket Corp.#	25,400	2,553,462
Sensient Technologies Corp.#	108,700	3,014,251

		46,975,442

Coal - 0.5%

Arch Coal, Inc.	356,600	8,027,066
Patriot Coal Corp.†#	165,500	1,701,340

		9,728,406

Coatings/Paint - 0.6%

RPM International, Inc.	284,500	4,808,050
Valspar Corp.#	217,900	6,563,148

		11,371,198

Coffee - 0.4%

Green Mountain Coffee Roasters, Inc.†#	231,000	7,119,420

Commercial Services - 0.5%

Alliance Data Systems Corp.†#	117,100	6,579,849
Convergys Corp.†	271,400	2,749,282

		9,329,131

Commercial Services-Finance - 0.9%

Global Payments, Inc.	179,100	6,739,533
Lender Processing Services, Inc.	208,100	6,103,573

SEI Investments Co.	283,400	5,016,180

		17,859,286

Computer Aided Design - 0.6%

ANSYS, Inc.†	198,700	7,705,586
Parametric Technology Corp.†	254,800	4,344,340

		12,049,926

Computer Services - 0.3%

DST Systems, Inc.	81,000	3,299,940
SRA International, Inc., Class A†#	94,800	1,824,900

		5,124,840

Computers-Integrated Systems - 1.0%

Diebold, Inc.	144,700	3,753,518
Jack Henry & Associates, Inc.#	187,300	4,409,042
MICROS Systems, Inc.†	176,300	6,717,030
NCR Corp.†	351,800	4,520,630

		19,400,220

Consulting Services - 0.9%

CoreLogic, Inc.	228,400	3,944,468
FTI Consulting, Inc.†	103,100	3,379,618
Gartner, Inc.†#	133,000	3,814,440
Navigant Consulting, Inc.†#	111,100	1,099,890
The Corporate Executive Board Co.#	75,200	2,108,608
Towers Watson & Co., Class A	92,300	4,144,270

		18,491,294

Consumer Products-Misc. - 0.6%

American Greetings Corp., Class A#	86,800	1,675,240
The Scotts Miracle-Gro Co., Class A	99,800	4,713,554
Tupperware Brands Corp.	138,700	5,456,458

		11,845,252

Containers-Metal/Glass - 0.4%

Greif, Inc., Class A	75,500	4,292,175
Silgan Holdings, Inc.#	117,800	3,521,042

		7,813,217

Containers-Paper/Plastic - 1.0%

Packaging Corp. of America	226,400	5,046,456
Rock-Tenn Co., Class A#	85,500	4,119,390
Sonoco Products Co.	220,400	6,931,580
Temple-Inland, Inc.	236,100	3,761,073

		19,858,499

Cosmetics & Toiletries - 0.3%

Alberto-Culver Co.	188,100	5,840,505

Data Processing/Management - 0.5%

Acxiom Corp.†#	174,900	2,167,886
Broadridge Financial Solutions, Inc.	278,200	5,939,570
Fair Isaac Corp.#	91,500	2,048,685

		10,156,141

Decision Support Software - 0.4%

MSCI, Inc., Class A†	255,300	7,633,470

Diagnostic Equipment - 0.4%

Gen-Probe, Inc.†	108,900	4,903,767
Immucor, Inc.†#	153,400	2,699,840

		7,603,607

Diagnostic Kits - 0.4%

IDEXX Laboratories, Inc.†	126,500	6,991,655

Direct Marketing - 0.0%

Harte-Hanks, Inc.#	83,800	857,274

Distribution/Wholesale - 1.0%

Fossil, Inc.†	106,500	5,057,685
Ingram Micro, Inc., Class A†	343,900	5,179,134
LKQ Corp.†	313,500	5,831,100
Owens & Minor, Inc.#	138,500	3,692,410

		19,760,329

Diversified Manufacturing Operations - 1.7%

Acuity Brands, Inc.#	95,500	3,699,670
Carlisle Cos., Inc.	133,600	3,747,480
Crane Co.	103,700	3,515,430
Harsco Corp.	176,700	3,523,398
Matthews International Corp., Class A#	66,300	2,087,787
Pentair, Inc.	216,500	6,516,650
SPX Corp.	109,500	6,138,570
The Brink’s Co.	105,100	1,983,237
Trinity Industries, Inc.#	174,000	2,978,880

		34,191,102

E-Commerce/Services - 0.6%

Netflix, Inc.†#	90,600	11,372,112

E-Marketing/Info - 0.2%

Digital River, Inc.†	87,000	2,294,190
ValueClick, Inc.†#	178,500	1,945,650

		4,239,840

Electric Products-Misc. - 0.5%

AMETEK, Inc.	233,400	10,033,866

Electric-Integrated - 3.8%

Alliant Energy Corp.	243,100	8,513,362
Black Hills Corp.#	86,000	2,616,980
Cleco Corp.#	133,200	3,773,556
DPL, Inc.	261,100	6,611,052
Great Plains Energy, Inc.#	297,500	5,500,775
Hawaiian Electric Industries, Inc.#	204,500	4,912,090
IDACORP, Inc.#	105,600	3,702,336
MDU Resources Group, Inc.	412,900	7,766,649
NSTAR#	234,400	8,914,232
NV Energy, Inc.	515,700	6,600,960
OGE Energy Corp.	213,400	8,333,270
PNM Resources, Inc.	190,200	2,175,888
Westar Energy, Inc.#	242,800	5,819,916

		75,241,066

Electronic Components-Misc. - 0.4%

Gentex Corp.	306,100	5,378,177
Vishay Intertechnology, Inc.†	409,700	3,150,593

		8,528,770

Electronic Components-Semiconductors - 2.2%

Cree, Inc.†#	235,900	12,630,086
Fairchild Semiconductor International,Inc.†	275,700	2,131,161
International Rectifier Corp.†	155,100	2,846,085

Intersil Corp., Class A	271,500	2,713,642
Rovi Corp.†	224,000	9,746,240
Semtech Corp.†#	135,600	2,250,282
Silicon Laboratories, Inc.†#	101,000	3,852,140
Skyworks Solutions, Inc.†	387,800	6,926,108

		43,095,744

Electronic Connectors - 0.2%

Thomas & Betts Corp.†	115,900	4,282,505

Electronic Design Automation - 0.7%

Cadence Design Systems, Inc.†	593,300	4,034,440
Mentor Graphics Corp.†#	234,500	2,131,605
Synopsys, Inc.†	324,800	7,434,672

		13,600,717

Electronic Measurement Instruments - 0.8%

Itron, Inc.†	88,500	4,779,000
National Instruments Corp.	124,200	3,580,686
Trimble Navigation, Ltd.†	266,200	7,488,206

		15,847,892

Electronic Parts Distribution - 0.9%

Arrow Electronics, Inc.†	264,300	6,047,184
Avnet, Inc.†	333,200	7,630,280
Tech Data Corp.†	111,300	4,029,060

		17,706,524

Engineering/R&D Services - 1.3%

Aecom Technology Corp.†	251,700	5,663,250
KBR, Inc.	352,500	8,178,000
The Shaw Group, Inc.†	185,100	5,997,240
URS Corp.†	181,800	6,484,806

		26,323,296

Enterprise Software/Service - 0.5%

Advent Software, Inc.†	34,500	1,713,615
Informatica Corp.†	201,600	6,483,456
ManTech International Corp., Class A†#	49,200	1,741,188

		9,938,259

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	66,600	1,518,480

Filtration/Separation Products - 0.4%

Donaldson Co., Inc.	169,300	7,093,670

Finance-Auto Loans - 0.3%

AmeriCredit Corp.†	212,700	5,147,340

Finance-Investment Banker/Broker - 0.7%

Greenhill & Co., Inc.	47,000	3,310,210
Jefferies Group, Inc.#	267,600	6,023,676
Raymond James Financial, Inc.	218,300	5,038,364

		14,372,250

Food-Baking - 0.2%

Flowers Foods, Inc.#	169,200	4,372,128

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.#	59,200	1,397,712

Food-Meat Products - 0.3%

Smithfield Foods, Inc.†#	324,000	5,226,120

Food-Misc. - 0.7%

Corn Products International, Inc.	165,200	5,638,276
Lancaster Colony Corp.#	42,800	1,950,396
RalCorp Holdings, Inc.†	120,500	7,187,825

		14,776,497

Food-Retail - 0.1%

Ruddick Corp.#	89,900	2,910,063

Footwear & Related Apparel - 0.1%

The Timberland Co., Class A†#	94,100	1,512,187

Funeral Services & Related Items - 0.2%

Service Corp. International	559,300	4,301,017

Gas-Distribution - 2.7%

AGL Resources, Inc.	170,900	6,272,030
Atmos Energy Corp.	204,500	5,787,350
Energen Corp.	157,800	6,734,904
National Fuel Gas Co.	179,800	7,727,804
Questar Corp.	384,300	6,256,404
Southern Union Co.	273,200	6,147,000
UGI Corp.	239,600	6,612,960
Vectren Corp.	178,200	4,373,028
WGL Holdings, Inc.#	111,200	3,922,024

		53,833,504

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†#	50,200	3,034,590

Hospital Beds/Equipment - 0.4%

Hill-Rom Holdings, Inc.	138,500	4,445,850
Kinetic Concepts, Inc.†	136,900	4,369,848

		8,815,698

Human Resources - 0.9%

Hewitt Associates, Inc., Class A†	181,800	8,775,486
Korn/Ferry International†#	101,000	1,315,020
Manpower, Inc.	179,700	7,637,250

		17,727,756

Independent Power Producers - 0.1%

Dynegy, Inc.†#	221,900	1,093,967

Industrial Automated/Robotic - 0.2%

Nordson Corp.#	74,900	4,806,333

Instruments-Controls - 0.6%

Mettler-Toledo International, Inc.†	73,800	8,161,542
Woodward Governor Co.#	124,700	3,257,164

		11,418,706

Insurance Brokers - 0.5%

Arthur J. Gallagher & Co.#	227,400	5,650,890
Brown & Brown, Inc.	259,000	4,931,360

		10,582,250

Insurance-Life/Health - 0.4%

Protective Life Corp.	187,900	3,509,972
StanCorp Financial Group, Inc.	103,900	3,701,957

		7,211,929

Insurance-Multi-line - 0.7%

American Financial Group, Inc.	166,000	4,775,820
Old Republic International Corp.#	529,000	6,760,620
Unitrin, Inc.	109,700	2,610,860

		14,147,300

Insurance-Property/Casualty - 1.6%

Fidelity National Financial, Inc., Class A	504,100	7,314,491
First American Financial Corp.	227,200	3,369,376
HCC Insurance Holdings, Inc.	252,400	6,368,052
Mercury General Corp.#	78,200	3,067,004
The Hanover Insurance Group, Inc.	98,400	4,268,592
WR Berkley Corp.	282,000	7,430,700

		31,818,215

Insurance-Reinsurance - 1.2%

Everest Re Group, Ltd.	129,300	10,232,802
Reinsurance Group of America, Inc.	160,500	7,020,270
Transatlantic Holdings, Inc.	141,200	6,731,004

		23,984,076

Internet Infrastructure Software - 1.0%

F5 Networks, Inc.†	175,900	15,378,937
TIBCO Software, Inc.†#	364,700	5,284,503

		20,663,440

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†#	97,500	4,083,300

Investment Companies - 0.2%

Apollo Investment Corp.	425,500	4,072,035

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.†#	112,200	7,204,362
Eaton Vance Corp.#	260,200	6,762,598
Waddell & Reed Financial, Inc., Class A	189,700	4,364,997

		18,331,957

Leisure Products - 0.2%

WMS Industries, Inc.†	114,500	4,046,430

Machine Tools & Related Products - 0.5%

Kennametal, Inc.	179,400	4,520,880
Lincoln Electric Holdings, Inc.	93,500	4,634,795

		9,155,675

Machinery-Construction & Mining - 1.4%

Bucyrus International, Inc.	177,800	10,221,722
Joy Global, Inc.	226,500	12,851,610
Terex Corp.†#	238,600	4,344,906

		27,418,238

Machinery-Electrical - 0.2%

Regal-Beloit Corp.	84,500	4,674,540

Machinery-Farming - 0.3%

AGCO Corp.†#	204,200	6,748,810

Machinery-General Industrial - 0.8%

Gardner Denver, Inc.	115,000	5,490,100
IDEX Corp.	178,300	5,311,557
Wabtec Corp.	105,300	4,478,409

		15,280,066

Machinery-Print Trade - 0.2%

Zebra Technologies Corp., Class A†#	126,700	3,626,154

Machinery-Pumps - 0.2%

Graco, Inc.#	133,000	3,712,030

Medical Information Systems - 0.3%

Allscripts Healthcare Solutions, Inc.†	359,900	6,013,929

Medical Instruments - 1.5%

Beckman Coulter, Inc.	153,900	7,023,996
Edwards Lifesciences Corp.†#	248,700	14,317,659
Techne Corp.	81,800	4,722,314
Thoratec Corp.†#	125,800	4,050,760

		30,114,729

Medical Labs & Testing Services - 0.3%

Covance, Inc.†#	142,000	5,386,060

Medical Products - 0.8%

Henry Schein, Inc.†	200,600	10,591,680
Teleflex, Inc.	87,600	4,210,056

		14,801,736

Medical Sterilization Products - 0.2%

STERIS Corp.#	130,100	3,742,977

Medical-Biomedical/Gene - 1.4%

Bio-Rad Laboratories, Inc., Class A†	42,400	3,499,272
Charles River Laboratories International,Inc.†#	145,300	4,104,725
United Therapeutics Corp.†	107,900	4,987,138
Vertex Pharmaceuticals, Inc.†#	443,800	14,796,292

		27,387,427

Medical-Drugs - 0.9%

Endo Pharmaceuticals Holdings, Inc.†	255,200	6,933,784
Medicis Pharmaceutical Corp., Class A#	127,900	3,517,250
Valeant Pharmaceuticals International†#	137,900	7,955,451

		18,406,485

Medical-Generic Drugs - 0.5%

Perrigo Co.#	176,600	10,064,434

Medical-HMO - 0.4%

Health Net, Inc.†	218,200	5,210,616
WellCare Health Plans, Inc.†#	93,000	2,307,330

		7,517,946

Medical-Hospitals - 1.0%

Community Health Systems, Inc.†	208,300	5,430,381
Health Management Associates, Inc.,Class A†	549,500	3,434,375
LifePoint Hospitals, Inc.†	121,300	3,689,946
Universal Health Services, Inc., Class B	213,200	6,694,480

		19,249,182

Medical-Nursing Homes - 0.1%

Kindred Healthcare, Inc.†	86,700	1,018,725

Medical-Outpatient/Home Medical - 0.3%

Lincare Holdings, Inc.#	218,100	5,020,662

Metal Processors & Fabrication - 0.6%

Commercial Metals Co.	250,600	3,265,318
Timken Co.	174,300	5,701,353
Worthington Industries, Inc.#	133,900	1,904,058

		10,870,729

Miscellaneous Manufacturing - 0.3%

Aptargroup, Inc.	149,000	6,205,850

Motion Pictures & Services - 0.3%

DreamWorks Animation SKG, Inc.,Class A†	166,800	4,942,284

Multimedia - 0.3%

FactSet Research Systems, Inc.#	91,100	6,700,405

Networking Products - 0.3%

Polycom, Inc.†	187,000	5,325,760

Non-Hazardous Waste Disposal - 0.3%

Waste Connections, Inc.†#	170,400	6,432,600

Office Furnishings-Original - 0.2%

Herman Miller, Inc.#	125,000	2,052,500
HNI Corp.	99,200	2,318,304

		4,370,804

Oil & Gas Drilling - 1.0%

Atwood Oceanics, Inc.†	124,400	3,119,952
Patterson-UTI Energy, Inc.	337,700	4,984,452
Pride International, Inc.†	385,500	9,078,525
Unit Corp.†	89,300	3,042,451

		20,225,380

Oil Companies-Exploration & Production - 2.7%

Bill Barrett Corp.†#	85,700	2,790,392
Cimarex Energy Co.	184,100	12,043,822
Comstock Resources, Inc.†#	103,700	2,257,549
Forest Oil Corp.†	246,800	6,446,416
Mariner Energy, Inc.†	226,500	5,184,585
Newfield Exploration Co.†	292,800	14,057,328
Plains Exploration & Production Co.†	307,500	7,343,100
Quicksilver Resources, Inc.†	261,600	3,191,520

		53,314,712

Oil Refining & Marketing - 0.1%

Frontier Oil Corp.	232,200	2,719,062

Oil-Field Services - 0.7%

Exterran Holdings, Inc.†#	138,600	3,067,218
Helix Energy Solutions Group, Inc.†	202,000	1,838,200
Oceaneering International, Inc.†	121,000	6,051,210
Superior Energy Services, Inc.†	172,500	3,708,750

		14,665,378

Paper & Related Products - 0.4%

Rayonier, Inc.	176,000	8,324,800

Patient Monitoring Equipment - 0.1%

Masimo Corp.	116,100	2,642,436

Pharmacy Services - 0.3%

Omnicare, Inc.#	263,800	5,064,960

Physical Therapy/Rehabilitation Centers - 0.2%

Psychiatric Solutions, Inc.†#	125,500	4,185,425

Physicians Practice Management - 0.2%

Mednax, Inc.†	103,400	4,791,556

Power Converter/Supply Equipment - 0.3%

Hubbell, Inc., Class B	131,700	5,923,866

Printing-Commercial - 0.1%

Deluxe Corp.#	112,700	1,885,471

Private Corrections - 0.3%

Corrections Corp. of America†	249,600	5,568,576

Publishing-Books - 0.2%

John Wiley & Sons, Inc., Class A	95,100	3,384,609
Scholastic Corp.#	56,200	1,316,766

		4,701,375

Racetracks - 0.1%

International Speedway Corp., Class A	66,900	1,531,341

Real Estate Investment Trusts - 7.8%

Alexandria Real Estate Equities, Inc.#	109,500	7,596,015
AMB Property Corp.	369,100	8,780,889
BRE Properties, Inc.	136,500	5,580,120
Camden Property Trust	144,500	6,612,320
Corporate Office Properties Trust#	129,300	4,667,730
Cousins Properties, Inc.	223,300	1,467,081
Duke Realty Corp.	542,900	6,085,909
Equity One, Inc.	77,100	1,232,829
Essex Property Trust, Inc.#	66,100	6,991,397
Federal Realty Investment Trust#	134,700	10,680,363
Highwoods Properties, Inc.#	157,100	4,914,088
Hospitality Properties Trust	270,800	5,294,140
Liberty Property Trust	248,600	7,549,982
Mack-Cali Realty Corp.	174,000	5,367,900
Nationwide Health Properties, Inc.	262,900	10,113,763
Omega Healthcare Investors, Inc.	204,100	4,377,945
Potlatch Corp.#	87,700	2,937,950
Realty Income Corp.#	229,300	7,472,887
Regency Centers Corp.#	179,500	6,544,570
Senior Housing Properties Trust	279,600	6,570,600
SL Green Realty Corp.#	171,100	10,313,908
The Macerich Co.#	284,800	11,796,416
UDR, Inc.#	356,000	7,326,480
Weingarten Realty Investors	229,500	4,631,310

		154,906,592

Real Estate Management/Services - 0.4%

Jones Lang LaSalle, Inc.	92,300	6,969,573

Recreational Centers - 0.2%

Life Time Fitness, Inc.†#	91,600	3,111,652

Rental Auto/Equipment - 0.4%

Aaron’s Inc.#	178,900	2,914,281
Rent-A-Center, Inc.#	144,400	2,899,552
United Rentals, Inc.†#	132,700	1,492,875

		7,306,708

Research & Development - 0.3%

Pharmaceutical Product Development,Inc.	260,100	5,974,497

Respiratory Products - 0.5%

ResMed, Inc.†#	332,800	10,030,592

Retail-Apparel/Shoe - 1.9%

Aeropostale, Inc.†	205,300	4,372,890
American Eagle Outfitters, Inc.	458,800	5,799,232
AnnTaylor Stores Corp.†#	129,000	1,977,570
Chico’s FAS, Inc.#	392,300	3,236,475
Collective Brands, Inc.†#	142,400	1,841,232
Dress Barn, Inc.†	131,700	2,745,945
Foot Locker, Inc.	343,700	4,035,038
Guess?, Inc.#	128,500	4,151,835
J Crew Group, Inc.†#	123,300	3,759,417
Phillips-Van Heusen Corp.	124,400	5,682,592

		37,602,226

Retail-Auto Parts - 0.5%

Advance Auto Parts, Inc.#	191,900	10,452,793

Retail-Automobile - 0.2%

Copart, Inc.†	148,000	4,891,400

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.#	87,200	1,320,208

Retail-Catalog Shopping - 0.2%

Coldwater Creek, Inc.†#	127,500	549,525
MSC Industrial Direct Co., Inc., Class A	97,200	4,332,204

		4,881,729

Retail-Discount - 1.0%

99 Cents Only Stores†#	100,900	1,765,750
BJ’s Wholesale Club, Inc.†#	118,200	4,959,672
Dollar Tree, Inc.†	279,300	12,660,669

		19,386,091

Retail-Gardening Products - 0.3%

Tractor Supply Co.	79,800	5,424,804

Retail-Hair Salons - 0.1%

Regis Corp.#	126,100	2,114,697

Retail-Mail Order - 0.3%

Williams-Sonoma, Inc.#	235,900	6,123,964

Retail-Major Department Stores - 0.1%

Saks, Inc.†#	353,200	2,786,748

Retail-Pet Food & Supplies - 0.4%

PetSmart, Inc.#	259,700	8,281,833

Retail-Restaurants - 1.5%

Bob Evans Farms, Inc.#	66,900	1,709,295
Brinker International, Inc.	225,200	3,546,900
Burger King Holdings, Inc.	202,500	3,331,125
Chipotle Mexican Grill, Inc.†	69,100	10,422,353
Panera Bread Co., Class A†#	70,300	5,619,782
The Cheesecake Factory, Inc.†#	132,600	2,968,914
Wendy’s/Arby’s Group, Inc., Class A	736,400	2,864,596

		30,462,965

Retail-Sporting Goods - 0.2%

Dick’s Sporting Goods, Inc.†	198,200	4,849,954

Savings & Loans/Thrifts - 1.5%

Astoria Financial Corp.#	180,500	2,176,830
First Niagara Financial Group, Inc.	458,800	5,179,852
New York Community Bancorp, Inc.	955,800	15,187,662
NewAlliance Bancshares, Inc.#	232,600	2,847,024
Washington Federal, Inc.	246,900	3,523,263

		28,914,631

Schools - 0.6%

Career Education Corp.†#	145,500	2,550,615
Corinthian Colleges, Inc.†#	193,400	943,792
ITT Educational Services, Inc.†#	63,700	3,392,662
Strayer Education, Inc.#	30,500	4,415,790

		11,302,859

Semiconductor Components-Integrated Circuits - 0.4%

Atmel Corp.†	1,011,200	5,864,960
Integrated Device Technology, Inc.†	356,500	1,825,280

		7,690,240

Semiconductor Equipment - 0.5%

Lam Research Corp.†	277,700	10,027,747

Soap & Cleaning Preparation - 0.5%

Church & Dwight Co., Inc.	155,600	9,527,388

Steel Pipe & Tube - 0.2%

Valmont Industries, Inc.#	43,900	2,942,617

Steel-Producers - 0.7%

Carpenter Technology Corp.	96,500	2,992,465
Reliance Steel & Aluminum Co.	141,700	5,278,325
Steel Dynamics, Inc.	475,300	6,511,610

		14,782,400

Telecom Equipment-Fiber Optics - 0.1%

Ciena Corp.†	203,200	2,533,904

Telecom Services - 0.5%

NeuStar, Inc., Class A†	164,600	3,644,244
tw telecom, Inc.†	333,000	5,839,155

		9,483,399

Telecommunication Equipment - 0.7%

ADC Telecommunications, Inc.†#	212,900	2,697,443
ADTRAN, Inc.	121,400	3,815,602
CommScope, Inc.†	207,300	3,886,875
Plantronics, Inc.#	107,300	2,930,363

		13,330,283

Telephone-Integrated - 0.3%

Cincinnati Bell, Inc.†#	441,500	1,037,525
Telephone and Data Systems, Inc.	201,600	5,824,224

		6,861,749

Textile-Home Furnishings - 0.3%

Mohawk Industries, Inc.†#	123,400	5,467,854

Tobacco - 0.1%

Universal Corp.#	53,000	1,889,980

Transactional Software - 0.4%

ACI Worldwide, Inc†#	74,600	1,416,654
Solera Holdings, Inc.	153,600	6,094,848

		7,511,502

Transport-Equipment & Leasing - 0.1%

GATX Corp.#	101,600	2,773,680

Transport-Marine - 0.7%

Alexander & Baldwin, Inc.	90,200	3,052,368
Kirby Corp.†#	118,600	4,368,038
Overseas Shipholding Group, Inc.#	58,100	1,870,820
Tidewater, Inc.#	113,800	4,561,104

		13,852,330

Transport-Rail - 0.4%

Kansas City Southern†	223,300	7,496,181

Transport-Truck - 0.8%

Con-way, Inc.	118,100	3,095,401
J.B. Hunt Transport Services, Inc.	192,800	6,312,272
Landstar System, Inc.	110,100	3,961,398
Werner Enterprises, Inc.#	96,900	1,932,186

		15,301,257

Veterinary Diagnostics - 0.2%

VCA Antech, Inc.†#	188,700	3,730,599

Vitamins & Nutrition Products - 0.4%
NBTY, Inc.†	139,200	7,585,008

Water - 0.3%

Aqua America, Inc.#	300,600	5,975,928

Web Hosting/Design - 0.5%

Equinix, Inc.†#	99,600	9,084,516

Web Portals/ISP - 0.3%
AOL, Inc.†	234,200	5,203,924

Wireless Equipment - 0.1%

RF Micro Devices, Inc.†#	594,900	2,903,112

X-Ray Equipment - 0.4%

Hologic, Inc.†	568,700	8,069,853

Total Long-Term Investment Securities
(cost $2,147,651,645)		1,963,520,381

SHORT-TERM INVESTMENT SECURITIES - 13.9%
Collective Investment Pool - 13.8%

Securites Lending Quality Trust(1)(2)	273,461,024	272,708,607

U.S. Government Treasuries - 0.1%

United States Treasury Bills 0.17% due 09/16/10(3)	$2,700,000	2,699,809

Total Short-Term Investment Securities
(cost $276,160,833)		275,408,416

REPURCHASE AGREEMENT - 0.4%

State Street Bank & Trust Co., Joint Repurchase Agreement(4) (cost $8,429,000)	8,429,000	8,429,000

TOTAL INVESTMENTS
(cost $2,432,241,478)(5)	113.8%	2,247,357,797
Liabilities in excess of other assets	(13.8)	(273,235,150)

NET ASSETS	100.0%	$1,974,122,647

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2010, the Fund had loaned securities with a total value of $267,115,656. This was secured by collateral of $273,461,024, which was received in cash and subsequently invested in short-term investments currently valued at $272,708,607 as reported in the Portfolio of Investments. The remaining collateral of $205,242 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	3.75% to 8.13%	11/15/18 to 11/15/39

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2010	Unrealized Appreciation (Depreciation)
170	Long	S&P Midcap 400 E-mini Index	September 2010	$12,465,876	$12,258,700	$(207,176)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$154,906,592	$—	$—	$154,906,592
Other Industries*	1,808,613,789	—	—	1,808,613,789
Short-Term Investment Securities:
Collective Investment Pool	—	272,708,607	—	272,708,607
U.S. Government Treasuries	—	2,699,809	—	2,699,809
Repurchase Agreement	—	8,429,000	—	8,429,000
Other Financial Instruments:+
Open Futures Contracts - Depreciation	(207,176)	—	—	(207,176)

Total	$1,963,313,205	$283,837,416	$—	$2,247,150,621

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.1%
Advertising Services - 0.6%

Groupe Aeroplan, Inc.	132,179	$1,405,645

Aerospace/Defense-Equipment - 0.9%

BE Aerospace, Inc.†	79,900	2,153,305

Agricultural Chemicals - 0.5%

Intrepid Potash, Inc.†#	49,221	1,105,011

Apparel Manufacturers - 1.0%

Coach, Inc.	63,500	2,275,840

Applications Software - 4.7%

Red Hat, Inc.†	73,353	2,534,346
Salesforce.com, Inc.†	79,088	8,690,190

		11,224,536

Auto/Truck Parts & Equipment-Original - 0.9%

ArvinMeritor, Inc.†#	166,400	2,174,848

Banks-Commercial - 1.5%

CapitalSource, Inc.	430,800	2,175,540
CIT Group, Inc.†	36,901	1,353,529

		3,529,069

Banks-Super Regional - 0.8%

Comerica, Inc.	55,100	1,895,991

Beverages-Non-alcoholic - 2.4%

Coca-Cola Enterprises, Inc.	204,278	5,813,752

Broadcast Services/Program - 0.6%

Discovery Communications, Inc., Class C†	44,889	1,517,248

Building Products-Air & Heating - 1.2%

Lennox International, Inc.	67,600	2,865,564

Building Products-Cement - 1.0%

Martin Marietta Materials, Inc.#	26,903	1,969,300
Texas Industries, Inc.	16,838	509,181

		2,478,481

Building-Residential/Commercial - 0.6%

NVR, Inc.†	2,524	1,524,900

Casino Hotels - 3.5%

Las Vegas Sands Corp.†#	150,523	4,264,317
Wynn Resorts, Ltd.	51,435	4,146,175

		8,410,492

Cellular Telecom - 0.6%

Millicom International Cellular SA	15,331	1,411,679

Chemicals-Diversified - 1.5%

Rockwood Holdings, Inc.†	136,485	3,528,137

Chemicals-Specialty - 0.8%

Ashland, Inc.	43,700	2,030,302

Commercial Services - 2.7%

Edenred†	184,684	3,182,956
Intertek Group PLC	129,948	3,356,125

		6,539,081

Commercial Services-Finance - 2.5%

Moody’s Corp.#	27,786	587,396
Morningstar, Inc.†#	46,697	1,888,894
Verisk Analytics, Inc., Class A†	123,847	3,445,423

		5,921,713

Computer Aided Design - 0.7%

Autodesk, Inc.†	61,404	1,703,961

Computer Services - 0.8%

IHS, Inc., Class A†	29,986	1,852,835

Computers-Integrated Systems - 1.6%

Teradata Corp.†	116,785	3,823,541

Consulting Services - 1.3%

Gartner, Inc.†	73,600	2,110,848
The Corporate Executive Board Co.	38,084	1,067,875

		3,178,723

Cosmetics & Toiletries - 0.1%

The Estee Lauder Cos., Inc., Class A	5,000	280,350

Decision Support Software - 1.4%

MSCI, Inc., Class A†	109,242	3,266,336

Diagnostic Equipment - 1.0%

Gen-Probe, Inc.†#	52,429	2,360,878

Diagnostic Kits - 0.8%

IDEXX Laboratories, Inc.†	34,445	1,903,775

Distribution/Wholesale - 3.7%

Fastenal Co.#	43,085	1,950,458
Fossil, Inc.†	44,700	2,122,803
Li & Fung, Ltd.	964,000	4,839,364

		8,912,625

Diversified Operations - 0.9%

Leucadia National Corp.†	102,392	2,186,069

E-Commerce/Services - 5.6%

Alibaba.com, Ltd.†	953,100	1,857,496
Ctrip.com International, Ltd. ADR†	113,157	4,581,727
Netflix, Inc.†	19,336	2,427,055
priceline.com, Inc.†	15,513	4,521,729

		13,388,007

Electric Products-Misc. - 2.2%

AMETEK, Inc.	78,000	3,353,220
GrafTech International, Ltd.†	136,300	1,916,378

		5,269,598

Electronic Components-Semiconductors - 3.1%

Cree, Inc.†#	41,400	2,216,556
Rovi Corp.†	116,910	5,086,754

		7,303,310

Energy-Alternate Sources - 0.9%

Covanta Holding Corp.#	141,739	2,042,459

Enterprise Software/Service - 1.5%

Informatica Corp.†#	110,500	3,553,680

Finance-Credit Card - 0.9%

Redecard SA	152,575	2,085,011

Finance-Investment Banker/Broker - 1.0%

Greenhill & Co., Inc.	32,503	2,289,186

Finance-Other Services - 0.7%

IntercontinentalExchange, Inc.†	17,114	1,635,414

Footwear & Related Apparel - 0.5%

Skechers USA, Inc., Class A†#	47,000	1,197,090

Hazardous Waste Disposal - 2.1%

Stericycle, Inc.†#	74,793	4,898,942

Industrial Audio & Video Products - 1.0%

Dolby Laboratories, Inc., Class A†	44,600	2,471,732

Internet Infrastructure Software - 2.0%

Akamai Technologies, Inc.†	106,258	4,895,306

Investment Management/Advisor Services - 0.9%

Calamos Asset Management, Inc., Class A	66,995	633,773
T. Rowe Price Group, Inc.	32,576	1,426,177

		2,059,950

Machinery-Electrical - 2.1%

Baldor Electric Co.#	54,300	1,904,844
Schindler Holding AG	31,411	3,131,045

		5,035,889

Medical Instruments - 2.0%

Intuitive Surgical, Inc.†	9,913	2,627,242
Techne Corp.	35,794	2,066,388

		4,693,630

Medical Labs & Testing Services - 1.2%

Laboratory Corp. of America Holdings†#	39,100	2,839,442

Medical-Biomedical/Gene - 3.2%

Dendreon Corp.†	51,900	1,860,096
Illumina, Inc.†#	133,415	5,722,169

		7,582,265

Medical-Drugs - 1.7%

Ironwood Pharmaceuticals, Inc.†	124,508	1,154,189
Salix Pharmaceuticals, Ltd.†	75,200	2,847,072

		4,001,261

Multimedia - 0.9%

Naspers, Ltd.	53,048	2,141,916

Non-Hazardous Waste Disposal - 1.4%

Republic Services, Inc.	112,900	3,322,647

Oil Companies-Exploration & Production - 2.6%

Petrohawk Energy Corp.†	35,131	531,181
Range Resources Corp.	62,008	2,096,490
Ultra Petroleum Corp.†	90,201	3,518,741

		6,146,412

Oil Field Machinery & Equipment - 1.2%

FMC Technologies, Inc.†	45,400	2,807,990

Oil-Field Services - 0.8%

Oil States International, Inc.†	45,300	1,867,719

Real Estate Investment Trusts - 2.1%

Digital Realty Trust, Inc.	51,200	3,034,624
LaSalle Hotel Properties	97,600	2,056,432

		5,091,056

Real Estate Operations & Development - 0.6%

Gafisa SA ADR	99,109	1,364,731

Retail-Auto Parts - 1.6%

O’Reilly Automotive, Inc.†	81,600	3,857,232

Retail-Consumer Electronics - 1.5%

RadioShack Corp.#	189,500	3,501,960

Retail-Discount - 0.9%

Dollar Tree, Inc.†	47,200	2,139,576

Retail-Major Department Stores - 0.3%

Sears Holdings Corp.†#	13,156	814,356

Retail-Restaurants - 1.1%

Chipotle Mexican Grill, Inc.†#	17,600	2,654,608

Schools - 1.5%

New Oriental Education & Technology Group, Inc. ADR†#	24,373	2,402,934
Strayer Education, Inc.#	8,127	1,176,627

		3,579,561

Semiconductor Equipment - 0.6%

Veeco Instruments, Inc.†#	41,000	1,362,430

Telecom Equipment-Fiber Optics - 0.6%

JDS Uniphase Corp.†	145,300	1,335,307

Transactional Software - 1.4%

Solera Holdings, Inc.	84,142	3,338,755

Transport-Services - 2.2%

C.H. Robinson Worldwide, Inc.	35,625	2,315,269
Expeditors International of Washington, Inc.	73,908	2,926,017

		5,241,286

Transport-Truck - 0.8%

J.B. Hunt Transport Services, Inc.	59,500	1,948,030

Vitamins & Nutrition Products - 1.5%

Mead Johnson Nutrition Co.	70,970	3,703,924

Water Treatment Systems - 0.8%

Nalco Holding Co.	87,480	1,987,546

Web Hosting/Design - 0.5%

Equinix, Inc.†#	13,854	1,263,623

Total Common Stock
(cost $229,824,705)		233,987,524

PREFERRED STOCK - 0.3%
Auto-Cars/Light Trucks - 0.3%

Better Place LLC†(1)(2)(4)
(cost $787,431)	262,477	787,431

Total Long-Term Investment Securities
(cost $230,612,136)		234,774,955

SHORT-TERM INVESTMENT SECURITIES - 15.4%
Collective Investment Pool - 13.8%

Securities Lending Quality Trust(3)(6)	33,087,194	32,996,155

Time Deposits - 1.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$3,777,000	3,777,000

Total Short-Term Investment Securities
(cost $36,864,194)		36,773,155

TOTAL INVESTMENTS
(cost $267,476,330)(5)	113.8%	271,548,110
Liabilities in excess of other assets	(13.8)	(33,005,237)

NET ASSETS	100.0%	$238,542,873

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC
Preferred Stock	01/25/10	262,477	$787,431	$787,431	$3.00	0.33%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $787,431 representing 0.3% of net assets.
(5)	See Note 5 for cost of investments on a tax basis
(6)	At May 31, 2010, the Fund had loaned securities with a total value of $32,064,666. This was secured by collateral of $33,087,194, which was received in cash and subsequently invested in short-term investments currently valued at $32,996,155 as reported in the Portfolio of Investments. The remaining collateral of $7,811 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	4.50%-8.13%	05/15/21-08/15/39

ADR-	American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
E-Commerce/Services	$13,388,007	$—	$—	$13,388,007
Other Industries*	220,599,517	—	—	220,599,517
Preferred Stock	—	—	787,431	787,431
Short-Term Investment Securities:
Collective Investment Pool	—	32,996,155	—	32,996,155
Time Deposits	—	3,777,000	—	3,777,000

Total	$233,987,524	$36,773,155	$787,431	$271,548,110

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$787,431
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or (out) of Level 3	—

Balance as of 8/31/2010	$787,431

See Notes to Portfolio of Investments

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT SECURITIES - 90.7%
Certificates of Deposit - 16.7%

BNP Paribas 0.25% due 09/07/10	$8,950,000	$8,950,000
Citibank NA 0.20% due 09/27/10	9,050,000	9,050,000
Citibank NA 0.23% due 10/26/10	9,050,000	9,050,000
Credit Agricole SA 0.23% due 09/24/10	9,150,000	9,150,000
Lloyds Bank PLC 0.30% due 09/01/10	9,030,000	9,030,000
Nordea Bank Finland 0.21% due 09/20/10	9,250,000	9,250,000
Royal Bank of Canada 0.26% due 09/23/10(1)	9,180,000	9,180,000
Royal Bank of Canada 0.29% due 09/09/10(1)	9,000,000	9,000,000
Royal Bank of Canada 0.30% due 09/07/10(1)	5,350,000	5,350,218
State Street Bank & Trust Co. 0.28% due 11/10/10(1)	9,100,000	9,100,000

Total Certificates of Deposit (amortized cost $87,110,218)		87,110,218

Commercial Paper - 1.7%

Bank of America Corp. 0.19% due 09/03/10 (amortized cost $9,019,905)	9,020,000	9,019,905

Medium Term Notes - 5.4%

General Electric Capital Corp. 0.59% due 10/06/10(1)	2,887,000	2,887,466
General Electric Capital Corp. 0.62% due 10/21/10(1)	1,186,000	1,186,305
General Electric Capital Corp. FDIC Guar. Notes 1.17% due 09/09/10(1)	7,300,000	7,316,696
General Electric Capital Corp. FDIC Guar. Notes 1.63% due 01/07/11	670,000	673,254
JPMorgan Chase & Co. 0.86% due 09/24/10(1)	12,000,000	12,002,650
Wachovia Bank NA 0.61% due 09/02/10(1)	4,380,000	4,379,339

Total Medium Term Notes (amortized cost $28,445,710)		28,445,710

U.S. CORPORATE BONDS & NOTES - 2.9%

Bank of America NA 0.31% due 11/24/10(1)	9,850,000	9,850,000
JPMorgan Chase & Co. FDIC Guar. Notes 0.42% due 11/23/10(1)	2,000,000	2,000,000
JPMorgan Chase & Co. FDIC Guar. Notes 2.63% due 12/01/10	1,393,000	1,401,296
Morgan Stanley FDIC Guar. Notes 2.90% due 12/01/10	1,320,000	1,328,757
General Electric Capital Corp. 0.58% due 10/18/10(1)	500,000	500,040

Total U.S. Corporate Bonds & Notes (amortized cost $15,080,093)		15,080,093

U.S. Government Agencies - 59.4%

Federal Farm Credit Bank 0.26% due 09/27/10(1)	8,000,000	7,999,732
Federal Home Loan Bank
0.16% due 09/17/10	1,770,000	1,769,874
0.16% due 10/13/10	7,270,000	7,268,643
0.17% due 09/24/10	7,070,000	7,069,232
0.17% due 11/05/10	7,270,000	7,267,769
0.17% due 11/16/10	7,250,000	7,247,398
0.17% due 11/17/10	7,250,000	7,247,364
0.18% due 09/10/10	8,850,000	8,849,602
0.18% due 10/27/10	7,743,000	7,740,832
0.18% due 11/03/10	5,000,000	4,998,425
0.18% due 11/05/10	5,620,000	5,618,224
0.18% due 11/17/10	9,100,000	9,096,496
0.18% due 11/29/10	9,500,000	9,495,772
0.19% due 10/22/10	4,430,000	4,428,808
0.19% due 11/05/10	9,030,000	9,026,984
0.20% due 09/01/10	2,690,000	2,690,000
0.20% due 09/03/10	8,880,000	8,879,901
0.22% due 09/04/10(1)	7,600,000	7,598,819
0.25% due 12/27/10	8,820,000	8,812,834
0.25% due 12/28/10	5,310,000	5,309,754
0.27% due 10/29/10	5,500,000	5,499,686
0.28% due 12/15/10	7,080,000	7,074,218
0.39% due 02/25/11	3,710,000	3,702,886
0.41% due 03/17/11	5,610,000	5,597,413
0.48% due 10/08/10(1)	17,000,000	17,000,085
0.50% due 10/19/10	16,900,000	16,899,649
0.61% due 05/26/11	3,690,000	3,690,000
Federal Home Loan Mtg. Corp.
0.18% due 11/17/10	2,180,000	2,179,161
0.18% due 11/22/10	5,900,000	5,897,581
0.20% due 12/01/10	2,690,000	2,688,640
0.21% due 09/08/10	3,700,000	3,699,849
0.22% due 01/11/11	5,250,000	5,245,765

0.23% due 09/30/10	9,260,000	9,258,284
0.28% due 10/26/10	8,000,000	7,996,639
0.32% due 09/14/10	2,500,000	2,499,711
0.58% due 10/07/10(1)	8,000,000	7,999,522
5.00% due 09/01/10	510,000	510,000
Federal National Mtg. Assoc.
0.17% due 11/03/10	7,270,000	7,267,837
0.18% due 09/22/10	8,840,000	8,839,072
0.18% due 11/17/10	460,000	459,823
0.20% due 11/01/10	2,700,000	2,699,085
0.20% due 11/15/10	5,980,000	5,977,508
0.20% due 01/19/11	7,300,000	7,294,322
0.24% due 12/08/10	1,786,000	1,784,833
0.25% due 09/20/10	7,480,000	7,479,013
0.25% due 10/20/10	8,890,000	8,886,975
0.25% due 12/20/10	8,850,000	8,843,240
0.28% due 03/01/11	5,310,000	5,302,525

Total U.S. Government Agencies (amortized cost $310,689,785)		310,689,785

U.S. Government Treasuries - 4.6%

United States Treasury Bills
0.18% due 12/23/10	5,280,000	5,277,017
0.22% due 11/26/10	9,260,000	9,255,133
0.22% due 12/16/10	9,260,000	9,254,002

Total U.S. Government Treasuries (amortized cost $23,786,152)		23,786,152

Total Short-Term Investment Securities - 90.7%
(amortized cost $474,131,863)		474,131,863

REPURCHASE AGREEMENT - 9.4%
UBS Securities LLC Joint Repurchase Agreement(2) (amortized cost $49,220,000)	49,220,000	49,220,000

TOTAL INVESTMENTS -
(amortized cost $523,351,863) (3)	100.1%	523,351,863
Liabilities in excess of other assets	(0.1)	(361,575)

NET ASSETS	100.0%	$522,990,288

(1)	Variable Rate Security - the rate reflected is as of August 31, 2010, maturity date reflects next reset date.
(2)	See Note 3 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC - Federal Deposit Insurance Corp.

Allocation of investments as a percentage of net assets by industry category as of August 31, 2010:

U.S. Government Agencies	59.4%
Repurchase Agreement	9.4
Foreign Banks	5.2
Money Center Banks	4.7
U.S. Government Treasuries	4.6
Commercial Banks - Canadian	4.5
Super-Regional Banks - U.S.	3.6
Diversified Financial Services	3.4
Commercial Banks	2.6
Finance	2.4
Finance-Investment Banker/Broker	0.3

100.1%

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$—	$87,110,218	$—	$87,110,218
Commercial Paper	—	9,019,905	—	9,019,905
Medium Term Notes	—	28,445,710	—	28,445,710
U.S. Corporate Bonds & Notes	—	15,080,093	—	15,080,093
U.S. Government Agencies	—	310,689,785	—	310,689,785
U.S. Government Treasuries	—	23,786,152	—	23,786,152
Repurchase Agreement	—	49,220,000	—	49,220,000

Total	$—	$523,351,863	$—	$523,351,863

See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.0%
Applications Software - 6.4%

Check Point Software Technologies, Ltd.†#	11,652	$406,538
Citrix Systems, Inc.†	12,538	726,452
Intuit, Inc.†	22,481	962,187
Microsoft Corp.	171,364	4,023,627

		6,118,804

Auto-Heavy Duty Trucks - 1.0%

PACCAR, Inc.#	23,238	952,526

Cable/Satellite TV - 3.1%

Comcast Corp., Class A	82,208	1,407,401
DIRECTV, Class A†	36,695	1,391,474
DISH Network Corp., Class A	12,281	220,444

		3,019,319

Casino Hotels - 0.6%

Wynn Resorts, Ltd.	7,637	615,619

Cellular Telecom - 1.9%

Millicom International Cellular SA	5,976	550,270
NII Holdings, Inc.†	9,236	334,805
Vodafone Group PLC ADR	37,038	895,579

		1,780,654

Chemicals-Specialty - 0.4%

Sigma-Aldrich Corp.	6,623	352,145

Commercial Services-Finance - 1.3%

Automatic Data Processing, Inc.	20,195	779,729
Paychex, Inc.	19,480	484,857

		1,264,586

Computer Aided Design - 0.4%

Autodesk, Inc.†	13,580	376,845

Computer Services - 1.4%

Cognizant Technology Solutions Corp., Class A†	16,579	955,033
Infosys Technologies, Ltd. ADR	6,223	356,516

		1,311,549

Computers - 20.2%

Apple, Inc.†	72,107	17,548,681
Dell, Inc.†	40,927	481,711
Research In Motion, Ltd.†	31,684	1,357,976

		19,388,368

Computers-Memory Devices - 1.6%

NetApp, Inc.†	20,475	828,009
SanDisk Corp.†	13,280	441,427
Seagate Technology†	27,614	279,730

		1,549,166

Computers-Periphery Equipment - 0.1%

Logitech International SA†#	9,735	143,494

Data Processing/Management - 0.6%

Fiserv, Inc.†	10,846	542,625

Dental Supplies & Equipment - 0.4%

DENTSPLY International, Inc.	7,982	222,059
Patterson Cos., Inc.	6,689	169,165

		391,224

Diagnostic Kits - 0.2%

QIAGEN NV†#	13,362	238,111

Distribution/Wholesale - 0.4%

Fastenal Co.#	8,008	362,522

E-Commerce/Products - 2.2%

Amazon.com, Inc.†	16,812	2,098,642

E-Commerce/Services - 2.9%

eBay, Inc.†	55,380	1,287,031
Expedia, Inc.	15,854	362,423
Liberty Media Corp. - Interactive Group, Class A†	31,120	328,316
priceline.com, Inc.†	2,852	831,301

		2,809,071

Electronic Components-Misc. - 0.5%

Flextronics International, Ltd.†	50,211	247,540
Garmin, Ltd.#	10,496	279,299

		526,839

Electronic Components-Semiconductors - 4.5%

Altera Corp.	24,105	594,670
Broadcom Corp., Class A	22,844	684,635
Intel Corp.	110,695	1,961,515
Microchip Technology, Inc.#	8,702	240,958
NVIDIA Corp.†	31,923	297,842
Xilinx, Inc.	20,851	503,552

		4,283,172

Electronic Forms - 0.8%

Adobe Systems, Inc.†	29,312	813,701

Electronic Measurement Instruments - 0.2%

FLIR Systems, Inc.†	9,118	229,044

Energy-Alternate Sources - 0.6%

First Solar, Inc.†#	4,244	542,595

Engineering/R&D Services - 0.2%

Foster Wheeler AG†	7,568	161,425

Enterprise Software/Service - 3.7%

BMC Software, Inc.†	11,991	432,396
CA, Inc.	28,083	505,775
Oracle Corp.	119,148	2,606,958

		3,545,129

Entertainment Software - 1.0%

Activision Blizzard, Inc.	63,106	674,603
Electronic Arts, Inc.†	18,882	287,762

		962,365

Hazardous Waste Disposal - 0.3%

Stericycle, Inc.†#	5,051	330,840

Internet Content-Information/News - 1.3%

Baidu, Inc. ADR†	15,437	1,210,724

Internet Security - 1.0%

Symantec Corp.†	47,461	646,893
VeriSign, Inc.†#	9,776	284,775

		931,668

Linen Supply & Related Items - 0.3%

Cintas Corp.	10,420	265,606

Machinery-Construction & Mining - 0.3%

Joy Global, Inc.	5,744	325,915

Medical Information Systems - 0.4%

Cerner Corp.†#	4,653	338,971

Medical Instruments - 0.6%

Intuitive Surgical, Inc.†	2,223	589,162

Medical Products - 0.3%

Henry Schein, Inc.†#	5,176	273,293

Medical-Biomedical/Gene - 7.9%

Amgen, Inc.†	25,367	1,294,732
Biogen Idec, Inc.†	16,490	887,162
Celgene Corp.†	25,962	1,337,562
Genzyme Corp.†	19,008	1,332,651
Gilead Sciences, Inc.†	49,792	1,586,373
Illumina, Inc.†#	6,792	291,309
Life Technologies Corp.†	10,500	449,085
Vertex Pharmaceuticals, Inc.†	12,015	400,580

		7,579,454

Medical-Drugs - 0.2%

Cephalon, Inc.†#	4,161	235,554

Medical-Generic Drugs - 2.5%

Mylan, Inc.†#	17,827	305,911
Teva Pharmaceutical Industries, Ltd. ADR	41,962	2,122,438

		2,428,349

Multimedia - 1.1%

News Corp., Class A	80,933	1,017,328

Networking Products - 2.4%

Cisco Systems, Inc.†	115,925	2,324,296

Pharmacy Services - 1.2%

Express Scripts, Inc.†	27,787	1,183,726

Retail-Apparel/Shoe - 0.7%

Ross Stores, Inc.	7,032	348,998
Urban Outfitters, Inc.†	9,521	288,677

		637,675

Retail-Auto Parts - 0.4%

O’Reilly Automotive, Inc.†	7,823	369,793

Retail-Bedding - 0.8%

Bed Bath & Beyond, Inc.†	20,114	723,501

Retail-Discount - 0.8%

Costco Wholesale Corp.	13,182	745,442

Retail-Major Department Stores - 0.4%

Sears Holdings Corp.†#	6,825	422,467

Retail-Office Supplies - 0.5%

Staples, Inc.	27,856	495,001

Retail-Restaurants - 1.4%

Starbucks Corp.	58,859	1,353,168

Schools - 0.4%

Apollo Group, Inc., Class A†	8,706	369,831

Semiconductor Components-Integrated Circuits - 1.4%

Linear Technology Corp.#	17,020	487,623
Marvell Technology Group, Ltd.†	34,942	556,976
Maxim Integrated Products, Inc.	16,905	268,282

		1,312,881

Semiconductor Equipment - 1.0%

Applied Materials, Inc.	39,468	410,072
KLA-Tencor Corp.	11,704	327,829
Lam Research Corp.†	7,424	268,081

		1,005,982

Telecom Services - 0.4%

Virgin Media, Inc.#	19,223	400,031

Therapeutics - 0.4%

Warner Chilcott PLC, Class A#	14,275	405,695

Toys - 0.5%

Mattel, Inc.	23,698	497,421

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.#	9,316	605,447
Expeditors International of Washington, Inc.	11,875	470,131

		1,075,578

Transport-Truck - 0.2%

J.B. Hunt Transport Services, Inc.	7,230	236,710

Web Portals/ISP - 4.5%

Google, Inc., Class A†	8,489	3,820,220
Yahoo!, Inc.†	37,828	494,790

		4,315,010

Wireless Equipment - 4.5%

QUALCOMM, Inc.	112,403	4,306,159

X-Ray Equipment - 0.2%

Hologic, Inc.†	15,477	219,619

Total Long-Term Investment Securities
(cost $75,231,223)		92,306,390

SHORT-TERM INVESTMENT SECURITIES - 7.0%
Collective Investment Pool - 6.6%

Securities Lending Quality Trust(1)(2)	6,313,179	6,295,809

U.S. Government Treasuries - 0.4%

United States Treasury Bills 0.17% due 09/16/10(3)	$400,000	399,971

Total Short-Term Investment Securities
(cost $6,713,151)		6,695,780

REPURCHASE AGREEMENT - 3.6%
State Street Bank & Trust Co., Joint Repurchase Agreement(4) (cost $3,478,000)	3,478,000	3,478,000

TOTAL INVESTMENTS
(cost $85,422,374) (5)	106.6%	102,480,170
Liabilities in excess of other assets	(6.6)	(6,338,974)

NET ASSETS	100.0%	$96,141,196

†	Non-income producing security
#	The security or a portion thereof is out on loan.

(1)	At August 31, 2010, the Fund had loaned securities with a total value of $6,198,614 This was secured by collateral of $6,313,179, which was received in cash and subsequently invested in short-term investments currently value at $6,295,809 as reported in the Portfolio of Investments. The remaining collateral of $20,950 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities. The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bonds/Notes	3.75% to 8.13%	11/15/18 to 11/15/39

(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 3 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2010	Unrealized Appreciation (Depreciation)
111	Long	Nasdaq 100 E-mini Index	September 2010	$3,993,327	$3,921,630	$(71,697)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Applications Software	$6,118,804	$—	$—	$6,118,804
Computers	19,388,368	—	—	19,388,368
Medical-Biomedical/Gene	7,579,454	—	—	7,579,454
Other Industries*	59,219,764	—	—	59,219,764
Short-Term Investment Securities:
Collective Investment Pool	—	6,295,809	—	6,295,809
U.S. Government Treasuries	—	399,971	—	399,971
Repurchase Agreement	—	3,478,000	—	3,478,000
Other Financial Instruments:+
Open Future Contracts - Depreciation	(71,697)	—	—	(71,697)

Total	$92,234,693	$10,173,780	$—	$102,408,473

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 95.7%
Agricultural Chemicals - 0.2%

Monsanto Co.	23,800	$1,253,070

Applications Software - 11.2%

Check Point Software Technologies, Ltd.†#	63,290	2,208,188
Citrix Systems, Inc.†	132,620	7,684,003
Intuit, Inc.†	192,725	8,248,630
Microsoft Corp.	1,240,686	29,131,307
RealPage, Inc.†	18,300	306,891
Red Hat, Inc.†	401,422	13,869,130
Salesforce.com, Inc.†	126,885	13,942,124

		75,390,273

Audio/Video Products - 0.2%

Skyworth Digital Holdings, Ltd.#	2,632,000	1,377,116

Auto-Cars/Light Trucks - 0.1%

Byd Co., Ltd., Class H#	103,160	594,127
Tesla Motors, Inc.†#	1,549	30,423

		624,550

Auto/Truck Parts & Equipment-Original - 0.0%

Johnson Controls, Inc.	11,380	301,911

Cellular Telecom - 0.2%

China Unicom (Hong Kong), Ltd.	802,000	1,105,247

Chemicals-Diversified - 0.1%

Wacker Chemie AG	6,320	958,680

Commercial Services - 0.9%

Alliance Data Systems Corp.†#	94,362	5,302,201
ExlService Holdings, Inc.†#	40,086	665,828

		5,968,029

Commercial Services-Finance - 1.8%

Automatic Data Processing, Inc.	92,850	3,584,939
The Western Union Co.	406,230	6,369,686
Visa, Inc., Class A	28,253	1,948,892

		11,903,517

Computer Aided Design - 0.8%

Autodesk, Inc.†	191,800	5,322,450

Computer Graphics - 0.1%

Monotype Imaging Holdings, Inc.†	45,000	332,775

Computer Services - 4.8%

Accenture PLC, Class A	278,349	10,187,574
Cognizant Technology Solutions Corp., Class A†	78,680	4,532,361
International Business Machines Corp.	127,814	15,750,519
VanceInfo Technologies, Inc. ADR†	65,130	1,898,540

		32,368,994

Computer Software - 0.3%

Smart Technologies, Inc., Class A†	157,350	1,803,231

Computers - 11.3%

Acer, Inc. GDR	150,577	1,754,222
Apple, Inc.†	239,801	58,360,369
Dell, Inc.†	576,500	6,785,405
Hewlett-Packard Co.	116,405	4,479,265
HTC Corp. GDR†	12,964	946,631
Research In Motion, Ltd.†	96,180	4,122,275

		76,448,167

Computers-Integrated Systems - 1.4%

Riverbed Technology, Inc.†	171,275	6,570,109
Teradata Corp.†	84,500	2,766,530

		9,336,639

Computers-Memory Devices - 2.8%

EMC Corp.†	516,925	9,428,712
NetApp, Inc.†	144,134	5,828,779
SanDisk Corp.†	106,480	3,539,395

		18,796,886

Computers-Periphery Equipment - 0.6%

Synaptics, Inc.†#	160,600	4,243,052

Consulting Services - 0.9%

Gartner, Inc.†#	22,774	653,158
Genpact, Ltd.†	305,002	4,266,978
Hi Sun Technology China, Ltd.†#	2,437,390	852,284
Huron Consulting Group, Inc.†#	31,970	589,846

		6,362,266

Data Processing/Management - 0.3%

CommVault Systems, Inc.†	72,700	1,784,785

Distribution/Wholesale - 0.2%

Digital China Holdings, Ltd.	871,090	1,354,998

Diversified Manufacturing Operations - 0.1%

Cooper Industries PLC	22,990	967,649

E-Commerce/Products - 2.0%

Amazon.com, Inc.†	109,830	13,710,079

E-Commerce/Services - 3.0%

Alibaba.com, Ltd.†#	480,000	935,472
Ctrip.com International, Ltd. ADR†	35,735	1,446,910
eBay, Inc.†	75,180	1,747,183
Liberty Media Corp. - Interactive Group, Class A† (7)	225,500	2,379,025
Netflix, Inc.†#	88,750	11,139,900
priceline.com, Inc.†	9,650	2,812,782

		20,461,272

E-Services/Consulting - 0.6%

Sapient Corp.#	418,980	4,369,961

Educational Software - 0.4%

Blackboard, Inc.†#	71,100	2,352,699

Electric Products-Misc. - 1.2%

Hitachi, Ltd.†#	1,726,000	6,985,359
Nidec Corp.#	11,900	1,045,375

		8,030,734

Electronic Components-Misc. - 0.5%

AAC Acoustic Technologies Holdings, Inc.	1,056,000	1,927,713
Hon Hai Precision Industry Co., Ltd. GDR†*	232,700	1,721,980

		3,649,693

Electronic Components-Semiconductors - 8.3%

Advanced Micro Devices, Inc.†#	710,800	3,994,696
Applied Micro Circuits Corp.†#	278,780	3,005,248
Broadcom Corp., Class A	273,680	8,202,190
Epistar Corp. GDR†*(1)(4)	2,963	38,201
Intel Corp.	115,100	2,039,572
MEMC Electronic Materials, Inc.†#	222,900	2,293,641
Micron Technology, Inc.†#	734,600	4,749,189

National Semiconductor Corp.	663,400	8,365,474
NVIDIA Corp.†	759,200	7,083,336
ON Semiconductor Corp.†	1,454,890	8,991,220
QLogic Corp.†#	119,000	1,772,505
Rovi Corp.†#	36,903	1,605,650
Rubicon Technology, Inc.†#	23,855	584,686
Samsung Electronics Co., Ltd.	2,448	1,543,655
Skyworks Solutions, Inc.†#	88,333	1,577,627

		55,846,890

Electronic Connectors - 0.4%

Amphenol Corp., Class A	60,495	2,463,356

Electronic Design Automation - 0.5%

Cadence Design Systems, Inc.†#	482,900	3,283,720

Electronic Forms - 0.4%

Adobe Systems, Inc.†	87,041	2,416,258

Electronic Measurement Instruments - 0.4%

Trimble Navigation, Ltd.†#	93,200	2,621,716

Electronic Security Devices - 0.2%

Taser International, Inc.†#	393,600	1,430,736

Energy-Alternate Sources - 1.4%

First Solar, Inc.†#	71,720	9,169,402

Enterprise Software/Service - 4.8%

BMC Software, Inc.†	153,550	5,537,013
CA, Inc.	499,600	8,997,796
hiSoft Technology International, Ltd. ADR†#	50,900	992,041
Informatica Corp.†	110,100	3,540,816
Oracle Corp.	597,204	13,066,824
QLIK Technologies, Inc.†	8,600	160,218

		32,294,708

Entertainment Software - 1.7%

Activision Blizzard, Inc.	439,855	4,702,050
Electronic Arts, Inc.†	356,676	5,435,742
RealD, Inc.†	8,200	137,022
UBISOFT Entertainment†	108,600	939,142

		11,213,956

Human Resources - 0.8%

SuccessFactors, Inc.†	270,960	5,717,256

Industrial Audio & Video Products - 0.1%

Dolby Laboratories, Inc., Class A†	11,900	659,498

Internet Application Software - 0.6%

RealNetworks, Inc.†#	727,200	1,963,440
Tencent Holdings, Ltd.#	112,770	2,068,749

		4,032,189

Internet Content-Information/News - 1.4%

Baidu, Inc. ADR†	121,735	9,547,676

Internet Infrastructure Software - 3.4%

Akamai Technologies, Inc.†#	52,300	2,409,461
AsiaInfo-Linkage, Inc.†#	98,451	1,758,335
F5 Networks, Inc.†	139,620	12,206,977
TIBCO Software, Inc.†	450,735	6,531,150

		22,905,923

Internet Security - 1.9%

McAfee, Inc.†	179,700	8,454,885
VeriSign, Inc.†#	142,810	4,160,055

		12,614,940

Medical Instruments - 0.4%

St. Jude Medical, Inc.†	71,500	2,471,755

Medical Products - 0.5%

Stryker Corp.	28,400	1,226,596
Zimmer Holdings, Inc.†	40,900	1,929,253

		3,155,849

Medical-Drugs - 0.3%

Pfizer, Inc.	131,300	2,091,609

Multimedia - 0.3%

Time Warner, Inc.	74,900	2,245,502

Networking Products - 2.9%

Acme Packet, Inc.†	54,915	1,845,144
Atheros Communications, Inc.†	23,600	581,976
BigBand Networks, Inc.†#	58,100	156,870
Cisco Systems, Inc.†	228,780	4,587,039
Juniper Networks, Inc.†	296,615	8,067,928
Polycom, Inc.†#	158,235	4,506,533

		19,745,490

Power Converter/Supply Equipment - 0.3%

Delta Electronics, Inc. GDR†*	79,264	1,503,178
SMA Solar Technology AG	4,205	454,546
SunPower Corp., Class B†	36,870	381,236

		2,338,960

Schools - 0.1%

Strayer Education, Inc.#	4,966	718,978

Semiconductor Components-Integrated Circuits - 3.1%

Analog Devices, Inc.	259,235	7,227,472
Cirrus Logic, Inc.†#	133,765	2,022,527
Cypress Semiconductor Corp.†	172,950	1,830,676
Marvell Technology Group, Ltd.†	399,100	6,361,654
Maxim Integrated Products, Inc.#	213,380	3,386,340

		20,828,669

Semiconductor Equipment - 1.4%

Aixtron AG#	2,060	51,167
Applied Materials, Inc.	458,800	4,766,932
ASM Pacific Technology, Ltd.#	180,800	1,463,135
Lam Research Corp.†	79,700	2,877,967
Veeco Instruments, Inc.†#	3,375	112,151

		9,271,352

Software Tools - 0.0%

VMware, Inc., Class A†	1,690	132,783

Telecom Equipment-Fiber Optics - 0.7%

Ciena Corp.†#	23,515	293,232
Corning, Inc.	107,100	1,679,328
JDS Uniphase Corp.†	290,200	2,666,938

		4,639,498

Telecom Services - 0.2%

NeuStar, Inc., Class A†	56,000	1,239,840

Telecommunication Equipment - 1.5%

ADTRAN, Inc.	211,505	6,647,602

Tellabs, Inc.	469,392	3,332,683

		9,980,285

Toys - 0.8%

Nintendo Co., Ltd.	19,500	5,426,854

Transactional Software - 0.6%

Longtop Financial Technologies, Ltd. ADR†#	127,055	4,139,452

Web Hosting/Design - 1.4%

Equinix, Inc.†#	74,033	6,752,550
Rackspace Hosting, Inc.†#	131,800	2,595,142

		9,347,692

Web Portals/ISP - 4.3%

Google, Inc., Class A†	49,426	22,242,689
NetEase.com, Inc. ADR†	117,425	4,665,295
SINA Corp.†#	54,998	2,355,014

		29,262,998

Wireless Equipment - 4.6%

American Tower Corp., Class A†	3,490	163,541
Nokia OYJ ADR#	416,100	3,561,816
QUALCOMM, Inc.	629,564	24,118,597
RF Micro Devices, Inc.†	347,300	1,694,824
SBA Communications Corp., Class A†#	49,110	1,758,138

		31,296,916

Total Common Stock
(cost $607,654,395)		645,131,429

CONVERTIBLE PREFERRED STOCK - 0.1%
Electric-Distribution - 0.0%

Silver Spring Networks
Series E
8.00%(2)(3)(4)	46,800	341,640

Internet Content-Information/News - 0.1%

Twitter, Inc.
Series E†(2)(3)(4)	38,367	613,197

Total CONVERTIBLE PREFERRED STOCK
(cost $1,081,197)		954,837

EQUITY CERTIFICATES - 0.4%
Electric Components-Semiconductors - 0.3%

Deutsche Bank AG London - MediaTek, Inc.*(3)(4)	162,750	1,106,993

Semiconductor Components-Integrated Circuits - 0.1%

Deutsche Bank AG London - RichTek Technology Corp.*(3)(4)	135,871	1,850,468

Total Equity Certificates
(cost $3,957,527)		2,957,461

EXCHANGE-TRADED FUNDS - 0.1%

iShares FTSE/Xinhua A50 China Index ETF#
(cost $800,609)	484,200	739,489

Total Long-Term Investment Securities
(cost $613,493,728)		649,783,216

SHORT-TERM INVESTMENT SECURITIES - 12.2%
Collective Investment Pool - 8.7%

Securities Lending Quality Trust(5)(6)	58,411,139	58,250,423

Time Deposits - 3.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$22,988,000	22,988,000

REGISTERED INVESTMENT COMPANIES - 0.1%

T. Rowe Price Reserve Investment Fund	691,474	691,474

Total Short-Term Investment Securities
(cost $82,090,613)		81,929,897

TOTAL INVESTMENTS
(cost $695,584,341)(8)	108.5%	731,713,113
Liabilities in excess of other assets	(8.5)	(57,542,772)

NET ASSETS	100.0%	$674,170,341

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $6,220,820 representing 0.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 1.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Deutsche Bank AG London - Richtek Technology Corp.
Equity Certificates	01/20/10	108,600	$1,989,963
	07/09/10	27,000	398,588
	07/28/10	271	—

		135,871	2,388,551	$1,850,468	$13.62	0.27%

Deutsche Bank AG London - Mediatek, Inc.
Equity Certificates	01/19/10	77,000	788,033
	01/20/10	78,000	798,751
	08/04/10	7,750	—

		162,750	1,586,784	1,106,993	6.80	0.16

Silver Spring Networks, Inc. Series E
Convertible Preferred Stock 8.00%	12/11/09	46,800	468,000	341,640	7.30	0.05

Twitter, Inc., Series E
Convertible Preferred Stock	09/24/09	38,367	613,197	613,197	15.98	0.09

				$3,912,298		0.57%

(4)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $3,912,298 representing 0.6% of net assets.
(5)	Security is purchased with the cash collateral received from securities loaned.
(6)	At August 31, 2010, the Fund had loaned securities with a total value of $57,733,910. This was secured by collateral of $58,411,139, which was received in cash and subsequently invested in short-term investments currently valued at $58,250,423 as reported in the Portfolio of Investments. The remaining collateral of $1,677,652 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Date Range
United States Treasury Bills	zero coupon	10/14/10 to 01/20/11
United States Treasury Notes/Bonds	0.88% to 8.13%	01/31/11 to 11/15/39

(7)	Security is a tracking stock issued by Liberty Media Corp. to track the performance of the Interactive Group.
(8)	See Note 5 for cost of investments on a tax basis.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Application Software	$75,390,273	$—	$—	$75,390,273
Computers	76,448,167	—	—	76,448,167
Electronic Components-Semiconductors	55,808,689	38,201	—	55,846,890
Other Industries*	437,446,099	—	—	437,446,099
Convertible Preferred Stock	—	—	954,837	954,837
Equity Certificates	—	2,957,461	—	2,957,461
Exchange-Traded Funds	739,489	—	—	739,489
Short-Term Investment Securities:
Collective Investment Pool	—	58,250,423	—	58,250,423
Time Deposits	—	22,988,000	—	22,988,000
Registered Investment Companies	—	691,474	—	691,474

Total	$645,832,717	$84,925,559	$954,837	$731,713,113

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Convertible Preferred Stock
Balance as of 5/31/2010	$954,837
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2010	$954,837

See Notes to Portfolio of Investments

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.6%
Advertising Services - 0.5%

Marchex, Inc., Class B#	104,985	$420,990

Aerospace/Defense - 0.6%

Esterline Technologies Corp.†	11,125	511,750

Agricultural Chemicals - 0.5%

Intrepid Potash, Inc.†	18,200	408,590

Alternative Waste Technology - 0.8%

Calgon Carbon Corp.†#	50,810	634,109

Audio/Video Products - 1.6%

Harman International Industries, Inc.†#	15,800	492,486
TiVo, Inc.†#	99,900	785,214

		1,277,700

Auto-Truck Trailers - 0.6%

Wabash National Corp.†	75,550	463,122

Banks-Commercial - 0.8%

First Commonwealth Financial Corp.#	53,000	262,350
Park Sterling Bank†	62,000	375,100

		637,450

Cable/Satellite TV - 0.3%

LodgeNet Interactive Corp.†#	83,557	213,070

Casino Services - 3.5%

Scientific Games Corp., Class A†#	205,784	2,101,055
Shuffle Master, Inc.†#	94,809	753,731

		2,854,786

Commercial Services - 1.3%

Live Nation Entertainment, Inc.†#	118,963	1,027,840

Commercial Services-Finance - 6.7%

Cardtronics, Inc.†#	40,650	563,002
Coinstar, Inc.†#	29,400	1,278,900
Dollar Financial Corp.†#	63,200	1,222,288
Euronet Worldwide, Inc.†#	30,548	430,116
Global Cash Access Holdings, Inc.†#	176,534	639,053
Wright Express Corp.†	41,673	1,338,120

		5,471,479

Computer Services - 1.2%

SYKES Enterprises, Inc.†#	79,341	948,918

Consulting Services - 4.6%

Gartner, Inc.†#	40,639	1,165,527
ICF International, Inc.†#	29,400	620,046
Information Services Group, Inc.†	49,751	74,626
Navigant Consulting, Inc.†#	61,630	610,137
The Corporate Executive Board Co.	45,600	1,278,624

		3,748,960

Containers-Paper/Plastic - 0.6%

Graham Packaging Co., Inc.†#	42,850	479,063

Dental Supplies & Equipment - 1.7%

Align Technology, Inc.†#	57,500	921,438
Sirona Dental Systems, Inc.†	15,629	492,626

		1,414,064

Diagnostic Equipment - 0.4%

Affymetrix, Inc.†#	87,900	361,269

Distribution/Wholesale - 0.8%

Watsco, Inc.#	11,900	611,065

E-Commerce/Products - 1.6%

Shutterfly, Inc.†#	59,170	1,315,349

E-Commerce/Services - 1.4%

Ancestry.com, Inc.†	30,400	585,200
Move, Inc.†#	280,200	526,776

		1,111,976

E-Marketing/Info - 1.4%

QuinStreet, Inc.†#	72,508	778,011
ReachLocal, Inc.†#	28,000	364,280

		1,142,291

E-Services/Consulting - 4.6%

GSI Commerce, Inc.†#	123,651	2,815,533
Sapient Corp.#	86,707	904,354

		3,719,887

Educational Software - 0.9%

Blackboard, Inc.†#	22,000	727,980

Electronic Components-Semiconductors - 5.0%

Fairchild Semiconductor International, Inc.†#	52,927	409,126
Microsemi Corp.†#	102,729	1,438,206
Monolithic Power Systems, Inc.†#	37,454	614,620
PMC - Sierra, Inc.†#	229,900	1,590,908

		4,052,860

Enterprise Software/Service - 0.9%

Taleo Corp., Class A†#	28,600	733,018

Entertainment Software - 0.5%

THQ, Inc.†#	122,398	434,513

Filtration/Separation Products - 0.6%

Polypore International, Inc.†	17,756	479,767

Finance-Investment Banker/Broker - 0.5%

MF Global Holdings, Ltd.†#	59,600	393,360

Hazardous Waste Disposal - 0.8%

Clean Harbors, Inc.†#	11,000	664,950

Hotel/Motels - 1.3%

Gaylord Entertainment Co.†#	40,600	1,062,096

Human Resources - 1.7%

Kforce, Inc.†	12,800	135,296
On Assignment, Inc.†#	135,394	588,964
Resources Connection, Inc.#	58,638	650,295

		1,374,555

Insurance-Property/Casualty - 1.3%

Tower Group, Inc.#	50,150	1,076,219

Internet Application Software - 1.3%

Art Technology Group, Inc.†#	171,250	597,662
DealerTrack Holdings, Inc.†#	33,700	496,907

		1,094,569

Internet Security - 0.6%

Blue Coat Systems, Inc.†#	26,800	504,644

Leisure Products - 0.6%

WMS Industries, Inc.†#	12,696	448,677

Lighting Products & Systems - 0.5%

Universal Display Corp.†#	20,297	400,054

Machinery-Electrical - 0.9%

Baldor Electric Co.#	21,499	754,185

Machinery-General Industrial - 4.6%

Chart Industries, Inc.†	27,644	440,093
Gardner Denver, Inc.	28,357	1,353,763
Middleby Corp.†	10,600	582,894
Robbins & Myers, Inc.	31,300	740,558
Wabtec Corp.#	14,900	633,697

		3,751,005

Medical Information Systems - 1.1%

Quality Systems, Inc.#	16,634	932,336

Medical Instruments - 3.0%

NuVasive, Inc.†#	34,270	1,005,824
Spectranetics Corp.†#	96,160	467,338
Volcano Corp.†#	44,157	975,870

		2,449,032

Medical Products - 1.7%

Greatbatch, Inc.†#	33,800	741,910
Luminex Corp.†#	43,304	620,979

		1,362,889

Medical-Biomedical/Gene - 1.7%

Acorda Therapeutics, Inc.†#	30,100	906,612
Halozyme Therapeutics, Inc.†#	59,627	455,550

		1,362,162

Medical-Drugs - 2.9%

Auxilium Pharmaceuticals, Inc.†#	31,700	821,347
Vanda Pharmaceuticals, Inc.†	75,100	470,877
ViroPharma, Inc.†#	87,550	1,097,877

		2,390,101

Medical-HMO - 2.3%

AMERIGROUP Corp.†#	25,300	933,570
Centene Corp.†	45,100	911,922

		1,845,492

Networking Products - 1.7%

Ixia†	125,355	1,415,258

Oil Companies-Exploration & Production - 3.8%

Brigham Exploration Co.†#	50,750	777,490
Carrizo Oil & Gas, Inc.†#	45,700	957,872
Swift Energy Co.†#	33,500	902,825
Venoco, Inc.†#	26,600	470,820

		3,109,007

Printing-Commercial - 1.2%

VistaPrint NV†	32,577	999,462

Recreational Vehicles - 1.7%

Polaris Industries, Inc.#	25,995	1,386,313

Resort/Theme Parks - 0.3%

Great Wolf Resorts, Inc.†	119,020	235,660

Retail-Apparel/Shoe - 0.8%

Talbots, Inc.†#	67,300	671,654

Retail-Home Furnishings - 1.0%

Pier 1 Imports, Inc.†#	131,300	800,930

Retail-Restaurants - 0.4%

Sonic Corp.†#	46,600	357,422

Retirement/Aged Care - 0.7%

Brookdale Senior Living, Inc.†	41,300	553,420

Schools - 3.9%

Bridgepoint Education, Inc.†#	118,373	1,529,379
Grand Canyon Education, Inc.†#	55,784	953,349
K12, Inc.†	28,363	656,320

		3,139,048

Telecom Services - 2.9%

Cbeyond, Inc.†	121,720	1,454,554
PAETEC Holding Corp.†#	211,421	866,826

		2,321,380

Theaters - 1.9%

National CineMedia, Inc.#	97,570	1,550,387

Therapeutics - 1.4%

Onyx Pharmaceuticals, Inc.†	48,650	1,171,979

Transactional Software - 2.8%

Innerworkings, Inc.†#	179,686	975,695
Synchronoss Technologies, Inc.†	86,113	1,331,307

		2,307,002

Transport-Air Freight - 1.3%

Atlas Air Worldwide Holdings, Inc.†#	25,200	1,092,168

Transport-Rail - 0.3%

RailAmerica, Inc.†#	27,650	275,947

Transport-Services - 0.8%

UTi Worldwide, Inc.	43,500	609,435

Ultra Sound Imaging Systems - 1.5%

SonoSite, Inc.†#	41,108	1,197,065

Total Long-Term Investment Securities
(cost $86,854,010)		80,261,729

SHORT-TERM INVESTMENT SECURITIES - 10.4%
Collective Investment Pool - 9.2%

Securities Lending Quality Trust(1)(2)	7,531,377	7,510,655

Time Deposits - 1.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$979,000	979,000

Total Short-Term Investment Securities
(cost $8,510,377)		8,489,655

TOTAL INVESTMENTS
(cost $95,364,387)(3)	109.0%	88,751,384
Liabilities in excess of other assets	(9.0)	(7,358,163)

NET ASSETS	100.0%	$81,393,221

#	The security or a portion thereof is out on loan
†	Non-income producing security
(1)	The security is purchased with the cash collateral received from securities loaned.

(2)	At August 31, 2010, the Fund had loaned securities with a total value of $7,392,510. This was secured by collateral of $7,531,377, which was received in cash and subsequently invested in short-term investments currently value at $7,510,655 as reported in the Portfolio of Investments. The remaining collateral of $1,285,180 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	3.75% to 8.13%	11/15/18 to 11/15/39

(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Commercial Services-Finance	$5,471,479	$—	$—	$5,471,479
Electronic Components-Semiconductors	4,052,860	—	—	4,052,860
Other Industries*	70,737,390	—	—	70,737,390
Short-Term Investment Securities:
Collective Investment Pool	—	7,510,655	—	7,510,655
Time Deposits	—	979,000	—	979,000

Total	$80,261,729	$8,489,655	$—	$88,751,384

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 98.8%
Advanced Materials - 0.2%

Core Molding Technologies, Inc.†	35,700	$167,433
Hexcel Corp.†	23,600	402,616

		570,049

Advertising Agencies - 0.8%

The Interpublic Group of Cos., Inc.†	247,975	2,115,227

Aerospace/Defense - 0.5%

Aerovironment, Inc.†#	39,820	900,728
Herley Industries, Inc.†	10,800	164,700
Kratos Defense & Security Solutions, Inc.†	9,100	90,090
TransDigm Group, Inc.	3,300	191,037

		1,346,555

Aerospace/Defense-Equipment - 1.0%

AAR Corp.†	79,538	1,221,704
Curtiss-Wright Corp.	38,396	1,020,949
LMI Aerospace, Inc.†	12,100	183,073
Moog, Inc., Class A†	7,300	227,760

		2,653,486

Agricultural Chemicals - 0.0%

Intrepid Potash, Inc.†#	5,000	112,250

Airlines - 0.8%

Allegiant Travel Co.	37,805	1,422,602
Continental Airlines, Inc., Class B†#	26,639	595,115
Pinnacle Airlines Corp.†	16,700	79,325

		2,097,042

Apparel Manufacturers - 1.4%

Carter’s, Inc.†	66,074	1,476,093
Hanesbrands, Inc.†	77,107	1,845,942
Under Armour, Inc., Class A†#	8,200	294,134

		3,616,169

Applications Software - 1.7%

Actuate Corp.†	25,000	99,750
Bsquare Corp.†	57,400	168,182
China TransInfo Technology Corp.†	14,800	92,056
Emdeon, Inc., Class A†	99,471	1,019,578
EPIQ Systems, Inc.	22,600	281,370
PDF Solutions, Inc.†#	17,900	61,934
Progress Software Corp.†	13,367	357,033
Quest Software, Inc.†	106,905	2,290,974
RealPage, Inc.†	2,700	45,279

		4,416,156

Auction House/Art Dealers - 0.1%

Ritchie Bros. Auctioneers, Inc.#	9,300	169,539

Audio/Video Products - 0.1%

DTS, Inc.†#	9,400	329,470

Auto Repair Centers - 0.2%

Midas, Inc.†	13,400	92,996
Monro Muffler Brake, Inc.#	12,450	521,406

		614,402

Auto-Cars/Light Trucks - 0.0%

Tesla Motors, Inc.†#	1,200	23,568

Auto/Truck Parts & Equipment-Original - 2.0%

Miller Industries, Inc.	10,000	123,400
Strattec Security Corp.†	8,300	167,494
Titan International, Inc.#	201,992	2,048,199
TRW Automotive Holdings Corp.†	78,327	2,722,646

		5,061,739

Auto/Truck Parts & Equipment-Replacement - 0.1%

Commercial Vehicle Group, Inc.†	13,400	121,672

Banks-Commercial - 8.3%

1st United Bancorp, Inc.†	14,300	84,513
Alliance Financial Corp.	4,500	127,935
Ameris Bancorp†	9,946	77,977
Associated Banc-Corp.#	133,154	1,605,837
Bancfirst Corp.#	40,282	1,498,490
Bancorp Rhode Island, Inc.	9,000	255,780
Bancorp, Inc.†	18,000	115,560
Camden National Corp.	6,300	192,087
Cardinal Financial Corp.	12,100	111,078
Center Financial Corp.†	21,100	97,693
Central Pacific Financial Corp.†	65,100	102,207
Citizens Holding Co.	6,500	124,735
Citizens Republic Bancorp†	116,500	90,870
CoBiz Financial, Inc.	10,900	58,097
Columbia Banking System, Inc.#	93,598	1,666,980
Commerce Bancshares, Inc.	42,106	1,504,447
Community Trust Bancorp, Inc.#	48,944	1,289,185
East West Bancorp, Inc.	134,132	1,961,010
Enterprise Bancorp, Inc.	10,621	115,025
Farmers Capital Bank Corp.	20,900	109,516
First Bancorp	12,600	152,964
First Financial Bankshares, Inc.#	24,537	1,096,068
First Midwest Bancorp, Inc.#	141,290	1,551,364
First South Bancorp, Inc.	12,300	123,369
FirstMerit Corp.#	85,293	1,475,569
Glacier Bancorp, Inc.#	24,571	340,063
Heritage Financial Corp.†	8,300	105,410
LNB Bancorp, Inc.	16,300	73,187
Northrim BanCorp, Inc.	7,100	114,239
Ohio Valley Banc Corp.	6,400	126,656
Pinnacle Financial Partners, Inc.†#	21,500	184,040
Prosperity Bancshares, Inc.	11,100	315,795
Signature Bank†	12,600	460,404
Sterling Bancorp	6,700	58,290
Synovus Financial Corp.	60,800	125,248
TCF Financial Corp.#	17,500	249,900
Texas Capital Bancshares, Inc.†#	13,800	211,140
United Security Bancshares†	17,863	81,098
Valley National Bancorp	24,506	319,313
Virginia Commerce Bancorp, Inc.†	17,900	98,808
Washington Banking Co.	13,800	166,428
Washington Trust Bancorp, Inc.#	7,600	137,484
West Bancorp, Inc.†	18,344	108,230
Westamerica Bancorporation	8,300	420,644
Western Alliance Bancorp†	29,900	182,988
Zions Bancorporation	99,111	1,826,616

		21,294,337

Banks-Fiduciary - 0.1%

Wilmington Trust Corp.#	18,100	159,280

Beverages-Non-alcoholic - 0.0%

SkyPeople Fruit Juice, Inc.†	21,900	103,587

Broadcast Services/Program - 0.6%

Fisher Communications, Inc.†	6,000	100,080

World Wrestling Entertainment, Inc.#	105,236	1,475,409

		1,575,489

Building & Construction Products-Misc. - 0.2%

Builders FirstSource, Inc.†	9,200	18,492
Gibraltar Industries, Inc.†	6,950	52,820
Interline Brands, Inc.†	13,800	223,008
Quanex Building Products Corp.	9,100	143,780

		438,100

Building & Construction-Misc. - 0.1%

Insituform Technologies, Inc., Class A†#	5,900	120,124
MYR Group, Inc.†	300	4,179

		124,303

Building Products-Air & Heating - 0.1%

KSW, Inc.	51,460	148,719

Building Products-Cement - 0.0%

Martin Marietta Materials, Inc.#	1,100	80,520

Building Products-Wood - 0.0%

Universal Forest Products, Inc.	3,300	85,503

Building-Maintance & Services - 0.7%

ABM Industries, Inc.#	97,540	1,912,759

Building-Mobile Home/Manufactured Housing - 0.0%

Skyline Corp.	6,500	119,015

Building-Residential/Commercial - 0.1%

Meritage Homes Corp.†	13,000	232,180
Standard Pacific Corp.†#	20,300	70,847

		303,027

Casino Hotels - 0.1%

Monarch Casino & Resort, Inc.†	15,000	142,800

Casino Services - 0.5%

Bally Technologies, Inc.†#	43,326	1,362,603

Chemicals-Diversified - 0.8%

FMC Corp.	27,080	1,686,542
Rockwood Holdings, Inc.†	18,800	485,980

		2,172,522

Chemicals-Plastics - 0.8%

Landec Corp.†	18,600	102,300
PolyOne Corp.†	200,007	1,950,068

		2,052,368

Chemicals-Specialty - 0.2%

Arch Chemicals, Inc.	14,300	439,296
KMG Chemicals, Inc.	7,800	103,662

		542,958

Coal - 0.4%

Cloud Peak Energy, Inc.†#	17,400	275,268
Walter Energy, Inc.	8,100	583,524
Westmoreland Coal Co.†#	7,400	69,042

		927,834

Commercial Services - 0.8%

HMS Holdings Corp.†	4,300	224,374
Mac-Gray Corp.	10,700	115,560
Quanta Services, Inc.†	7,617	136,649
Team, Inc.†	104,602	1,530,327

		2,006,910

Commercial Services-Finance - 1.4%

Global Payments, Inc.	7,500	282,225
Green Dot Corp., Class A†	700	31,682
MoneyGram International, Inc.†	18,700	37,774
SEI Investments Co.	87,435	1,547,599
Wright Express Corp.†	54,069	1,736,156

		3,635,436

Computer Aided Design - 0.7%

Parametric Technology Corp.†	97,807	1,667,609

Computer Data Security - 0.1%

Fortinet, Inc.†	8,800	179,432

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	13,800	102,051

Computer Services - 0.7%

CACI International, Inc., Class A†	34,783	1,419,494
CIBER, Inc.†	31,778	87,072
Dynamics Research Corp.†	19,300	189,719
Ness Technologies, Inc.†	25,000	106,750
Tier Technologies, Inc., Class B†	23,100	112,035

		1,915,070

Computer Software - 0.1%

DynaVox, Inc., Class A†	10,000	90,600
SS&C Technologies Holdings, Inc.†	3,200	45,088

		135,688

Computers-Integrated Systems - 0.3%

3D Systems Corp.†#	10,800	135,972
Adept Technology, Inc.†	23,000	117,300
Jack Henry & Associates, Inc.	17,200	404,888
Riverbed Technology, Inc.†	4,000	153,440

		811,600

Computers-Memory Devices - 0.1%

Dot Hill Systems Corp.†	87,300	94,284
LaserCard Corp.†	29,100	100,686
NetList, Inc.†	37,900	95,129
Xyratex, Ltd.†	6,400	77,056

		367,155

Computers-Periphery Equipment - 0.1%

Immersion Corp.†	25,600	118,272
Synaptics, Inc.†#	8,400	221,928

		340,200

Consulting Services - 0.1%

China Direct, Inc.†	72,900	68,526
The Hackett Group, Inc.†	27,900	110,484

		179,010

Consumer Products-Misc. - 0.1%

Alpha Pro Tech, Ltd.†	30,000	45,900
Kid Brands, Inc.†	18,000	147,060

		192,960

Cosmetics & Toiletries - 0.1%

Alberto-Culver Co.	3,900	121,095

CCA Industries, Inc.	3,421	17,960

		139,055

Data Processing/Management - 0.1%

CommVault Systems, Inc.†	6,300	154,665

Decision Support Software - 0.0%

DemandTec, Inc.†#	7,500	55,950

Diagnostic Kits - 0.2%

Meridian Bioscience, Inc.#	22,300	407,644

Direct Marketing - 0.1%

ValueVision Media, Inc., Class A†	73,900	147,800

Distribution/Wholesale - 2.0%

Beacon Roofing Supply, Inc.†#	100,355	1,397,945
BMP Sunstone Corp.†	24,600	159,900
Chindex International, Inc.†	12,600	163,548
Ingram Micro, Inc., Class A†	98,303	1,480,443
Owens & Minor, Inc.#	58,869	1,569,448
Pool Corp.	11,511	212,378
Titan Machinery, Inc.†	9,300	138,942

		5,122,604

Diversified Manufacturing Operations - 1.5%

Actuant Corp., Class A	24,500	485,590
Acuity Brands, Inc.#	18,800	728,312
AO Smith Corp.	3,500	179,725
Colfax Corp.†#	6,200	77,438
ESCO Technologies, Inc.	7,100	221,165
Fabrinet†	7,500	91,575
GP Strategies Corp.†	13,700	101,928
Harsco Corp.	6,200	123,628
Koppers Holdings, Inc.	12,600	252,000
Leggett & Platt, Inc.	6,700	128,439
Lydall, Inc.†	14,100	97,149
Matthews International Corp., Class A	1,300	40,937
Trinity Industries, Inc.#	74,348	1,272,838

		3,800,724

Diversified Operations - 0.1%

Resource America, Inc., Class A	31,400	159,826

Drug Delivery Systems - 0.1%
Alkermes, Inc.†	16,600	220,116
Antares Pharma, Inc.†	67,700	98,165

		318,281

E-Commerce/Services - 0.1%

OpenTable, Inc.†#	3,900	207,870

E-Marketing/Info - 0.1%

Constant Contact, Inc.†#	11,400	202,008

E-Services/Consulting - 0.7%

GSI Commerce, Inc.†#	67,781	1,543,373
Keynote Systems, Inc.	14,300	143,858
Sapient Corp.	12,600	131,418

		1,818,649

Electric Products-Misc. - 0.8%

GrafTech International, Ltd.†	133,332	1,874,648
Graham Corp.	11,100	157,287
NIVS IntelliMedia Technology Group, Inc.†	47,700	95,877

		2,127,812

Electric-Integrated - 0.7%

Central Vermont Public Service Corp.	5,200	103,116
Cleco Corp.	4,000	113,320
El Paso Electric Co.†	12,600	289,170
NorthWestern Corp.	3,600	101,232
NV Energy, Inc.	18,200	232,960
OGE Energy Corp.	9,500	370,975
PNM Resources, Inc.	22,400	256,256
The Empire District Electric Co.	6,500	127,530
Unisource Energy Corp.	8,300	269,999

		1,864,558

Electronic Components-Misc. - 0.9%

OSI Systems, Inc.†	74,891	2,215,276
Technitrol, Inc.	30,400	112,784

		2,328,060

Electronic Components-Semiconductors - 1.2%

Advanced Analogic Technologies, Inc.†	12,700	41,148
AuthenTec, Inc.†	79,200	131,472
Diodes, Inc.†	6,250	92,187
GT Solar International, Inc.†	31,400	242,722
Microtune, Inc.†	51,100	116,508
Mindspeed Technologies, Inc.†	2,902	18,573
National Semiconductor Corp.	6,400	80,704
ON Semiconductor Corp.†	2,600	16,068
PMC - Sierra, Inc.†	15,400	106,568
Semtech Corp.†#	117,291	1,946,444
Silicon Laboratories, Inc.†#	9,400	358,516

		3,150,910

Electronic Design Automation - 0.3%

Cadence Design Systems, Inc.†	73,100	497,080
Magma Design Automation, Inc.†	45,900	144,126

		641,206

Electronic Measurement Instruments - 0.3%

CyberOptics Corp.†	18,900	174,258
Keithley Instruments, Inc.	11,900	110,075
LeCroy Corp.†	26,600	143,108
Measurement Specialties, Inc.†	8,200	121,524
National Instruments Corp.	5,800	167,214
Orbotech, Ltd.†	15,700	159,355

		875,534

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.	3,300	234,201

Energy-Alternate Sources - 0.1%

BioFuel Energy Corp.†	41,700	49,206
FuelCell Energy, Inc.†	49,000	55,370
Ocean Power Technologies, Inc.†	17,900	89,500

		194,076

Engineering/R&D Services - 0.1%

VSE Corp.	4,700	131,976

Enterprise Software/Service - 2.7%

American Software, Inc., Class A	21,500	109,865

Ariba, Inc.†#	201,111	3,111,187
Concur Technologies, Inc.†	2,100	98,217
Informatica Corp.†	1,300	41,808
MedAssets, Inc.†#	10,200	202,164
Omnicell, Inc.†	104,500	1,165,698
Open Text Corp.†#	44,244	1,946,736
Opnet Technologies, Inc.	6,300	99,225
PROS Holdings, Inc.†#	15,000	118,050
QLIK Technologies, Inc.†	2,000	37,260
Taleo Corp., Class A†	4,400	112,772

		7,042,982

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	13,800	314,640

Finance-Consumer Loans - 0.0%

ASTA Funding, Inc.	13,200	107,580

Finance-Investment Banker/Broker - 0.8%

Diamond Hill Investment Group, Inc.	1,700	87,465
Gleacher & Co., Inc.†#	20,600	34,608
JMP Group, Inc.	16,300	93,399
KBW, Inc.	68,492	1,504,769
Penson Worldwide, Inc.†#	15,600	71,916
Piper Jaffray Cos., Inc.†#	6,500	179,530
Rodman & Renshaw Capital Group, Inc.†	25,700	51,400

		2,023,087

Finance-Leasing Companies - 0.1%

California First National Bancorp	11,900	148,155

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	9,600	104,928

Finance-Other Services - 0.1%

Asset Acceptance Capital Corp.†	18,450	70,664
MarketAxess Holdings, Inc.	6,900	105,501

		176,165

Financial Guarantee Insurance - 0.2%

Assured Guaranty, Ltd.	15,900	245,655
MGIC Investment Corp.†	13,900	100,358
Radian Group, Inc.	26,200	165,846

		511,859

Fisheries - 0.0%

China Marine Food Group, Ltd.†	17,700	90,801

Food-Baking - 0.7%

Flowers Foods, Inc.#	68,120	1,760,221

Food-Canned - 0.7%

Seneca Foods Corp., Class A†	1,100	27,456
Seneca Foods Corp., Class B†#	800	20,000
TreeHouse Foods, Inc.†#	43,969	1,824,714

		1,872,170

Food-Dairy Products - 0.1%

Dean Foods Co.†	18,800	192,324

Food-Misc. - 0.9%

Corn Products International, Inc.	54,722	1,867,662
John B. Sanfilippo & Son, Inc.†	12,100	154,880
Overhill Farms, Inc.†	18,500	79,550
Senomyx, Inc.†	47,700	194,616

		2,296,708

Footwear & Related Apparel - 0.1%

Heelys, Inc.†	56,600	133,576
R.G. Barry Corp.	17,000	183,770

		317,346

Gambling (Non-Hotel) - 0.0%

Dover Downs Gaming & Entertainment, Inc.	5,034	17,116

Gas-Distribution - 1.2%

Delta Natural Gas Co., Inc.	3,800	110,200
Energen Corp.	27,104	1,156,799
Southwest Gas Corp.	14,400	452,880
UGI Corp.	53,809	1,485,128

		3,205,007

Gold Mining - 0.2%

Capital Gold Corp.†	33,700	109,525
Franco-Nevada Corp.	11,300	337,087

		446,612

Hazardous Waste Disposal - 0.0%

EnergySolutions, Inc.#	11,300	51,754
Sharps Compliance Corp.†	12,300	55,842

		107,596

Health Care Cost Containment - 0.0%

Transcend Services, Inc.†	4,500	63,990

Heart Monitors - 0.0%

HeartWare International, Inc.†	1,500	97,140

Home Furnishings - 0.7%

American Woodmark Corp.	9,700	148,216
Ethan Allen Interiors, Inc.	105,068	1,417,367
Tempur-Pedic International, Inc.†	3,900	104,520

		1,670,103

Hotel/Motels - 0.1%

Gaylord Entertainment Co.†	10,600	277,296

Housewares - 0.0%

Libbey, Inc.†	4,700	52,734

Human Resources - 0.3%

Barrett Business Services, Inc.	13,000	171,990
Hudson Highland Group, Inc.†	23,600	70,800
Kforce, Inc.†	20,600	217,742
Korn/Ferry International†	6,400	83,328
Monster Worldwide, Inc.†#	2,500	27,575
Resources Connection, Inc.	6,900	76,521

		647,956

Independent Power Producers - 0.1%

Mirant Corp.†	19,600	190,120
RRI Energy, Inc.†	52,400	181,828
Synthesis Energy Systems, Inc.†	4,300	3,956

		375,904

Industrial Audio & Video Products - 0.1%

Iteris, Inc.†	36,500	47,085

SRS Labs, Inc.†	14,700	131,859

		178,944

Instruments-Controls - 0.1%

Watts Water Technologies, Inc., Class A	3,300	99,132
Woodward Governor Co.	5,700	148,884

		248,016

Instruments-Scientific - 0.8%

Dionex Corp.†#	23,171	1,679,898
FEI Co.†	18,800	313,208

		1,993,106

Insurance Brokers - 0.6%

Arthur J. Gallagher & Co.#	61,159	1,519,801

Insurance-Life/Health - 0.1%

Independence Holding Co.	18,600	122,760

Insurance-Property/Casualty - 2.0%

First Mercury Financial Corp.	9,800	89,278
FPIC Insurance Group, Inc.†	42,360	1,285,626
Hallmark Financial Services, Inc.†	13,000	108,420
HCC Insurance Holdings, Inc.	13,400	338,082
Infinity Property & Casualty Corp.	12,600	584,010
Markel Corp.†#	1,300	426,036
Mercer Insurance Group, Inc.	6,900	119,646
RLI Corp.#	2,500	131,150
SeaBright Insurance Holdings, Inc.#	9,700	68,579
Selective Insurance Group, Inc.	25,800	383,388
The Hanover Insurance Group, Inc.	32,010	1,388,594
Universal Insurance Holdings, Inc.	28,300	117,728

		5,040,537

Internet Application Software - 0.5%

eResearchTechnology, Inc.†#	135,883	1,006,214
Vocus, Inc.†#	15,300	226,746

		1,232,960

Internet Connectivity Services - 0.0%

Cogent Communications Group, Inc.†	10,600	92,432

Internet Content-Information/News - 0.0%

ADAM, Inc.†	12,200	66,002

Internet Infrastructure Equipment - 0.0%

Network Engines, Inc.†	37,400	49,742

Internet Infrastructure Software - 1.0%

TIBCO Software, Inc.†#	181,127	2,624,530

Internet Security - 0.3%

Blue Coat Systems, Inc.†#	8,500	160,055
Sourcefire, Inc.†#	12,600	319,662
Zix Corp.†	83,100	221,877

		701,594

Investment Companies - 0.2%

Arlington Asset Investment Corp.	6,300	124,992
NGP Capital Resources Co.	13,000	105,170
TICC Capital Corp.	19,700	180,452

		410,614

Investment Management/Advisor Services - 0.9%

Affiliated Managers Group, Inc.†	24,852	1,595,747
Cohen & Steers, Inc.#	11,200	239,008
Financial Engines, Inc.†#	12,900	172,344
Pzena Investment Management, Inc., Class A	3,700	23,199
Waddell & Reed Financial, Inc., Class A	7,800	179,478

		2,209,776

Lasers-System/Components - 1.1%

Cymer, Inc.†	54,549	1,605,377
Newport Corp.†	9,700	91,859
Rofin-Sinar Technologies, Inc.†#	51,400	1,048,560

		2,745,796

Leisure Products - 0.3%

Brunswick Corp.#	47,700	606,267
Multimedia Games, Inc.†	26,700	93,183

		699,450

Machinery-Construction & Mining - 0.0%

Terex Corp.†#	5,100	92,871

Machinery-Electrical - 0.8%

Baldor Electric Co.#	60,446	2,120,446

Machinery-General Industrial - 2.3%

Applied Industrial Technologies, Inc.#	5,500	147,400
DXP Enterprises, Inc.†	9,100	165,165
Gardner Denver, Inc.	52,450	2,503,963
IDEX Corp.	67,703	2,016,872
Kadant, Inc.†	7,300	124,392
Middleby Corp.†	6,000	329,940
Tennant Co.	11,000	343,640
Wabtec Corp.	3,800	161,614

		5,792,986

Machinery-Material Handling - 0.1%

Cascade Corp.	4,300	134,246

Machinery-Pumps - 0.1%

Graco, Inc.#	9,300	259,563

Medical Imaging Systems - 0.0%

Vital Images, Inc.†	8,100	102,222

Medical Information Systems - 0.1%

Computer Programs & Systems, Inc.#	6,000	245,160

Medical Instruments - 0.5%

AGA Medical Holdings, Inc.†#	6,600	90,090
AngioDynamics, Inc.†	5,300	80,931
Bruker Corp.†#	8,200	97,498
CryoLife, Inc.†	17,000	88,230
Edwards Lifesciences Corp.†	2,100	120,897
Endologix, Inc.†	25,900	103,859
Integra LifeSciences Holdings Corp.†#	3,200	111,264
Micrus Endovascular Corp.†#	4,400	103,004
Stereotaxis, Inc.†#	11,800	37,170
Synergetics USA, Inc.†	31,361	88,124
TranS1, Inc.†	40,300	101,959
Vascular Solutions, Inc.†	15,000	187,650

		1,210,676

Medical Laser Systems - 0.1%

LCA-Vision, Inc.†	18,900	75,033

Palomar Medical Technologies, Inc.†	11,000	97,240

		172,273

Medical Products - 2.4%

Cardica, Inc.†	66,500	127,680
Hanger Orthopedic Group, Inc.†	109,090	1,423,625
Henry Schein, Inc.†	700	36,960
Invacare Corp.#	69,215	1,585,023
Orthovita, Inc.†	38,700	63,468
PSS World Medical, Inc.†	4,000	73,440
Span-America Medical Systems, Inc.	6,200	89,280
Synovis Life Technologies, Inc.†	8,400	117,600
The Cooper Cos., Inc.#	59,566	2,402,892
TomoTherapy, Inc.†#	11,300	34,804
Wright Medical Group, Inc.†	13,000	172,510

		6,127,282

Medical Sterilization Products - 0.1%

STERIS Corp.	9,500	273,315

Medical-Biomedical/Gene - 1.4%

Alexion Pharmaceuticals, Inc.†	7,100	400,937
AMAG Pharmaceuticals, Inc.†	3,900	98,280
American Oriental Bioengineering, Inc.†	40,800	92,616
Anadys Pharmaceuticals, Inc.†	49,400	83,980
Arqule, Inc.†	30,600	159,732
Biosante Pharmaceuticals, Inc.†	68,800	90,128
Celldex Therapeutics, Inc.†	5,500	23,815
Cubist Pharmaceuticals, Inc.†	11,300	248,939
Curis, Inc.†	53,900	66,297
Exelixis, Inc.†#	15,400	45,584
GTx, Inc.†	37,700	118,755
Incyte Corp., Ltd.†	37,000	463,240
Inovio Biomedical Corp.†	81,600	63,518
InterMune, Inc.†	46,519	484,728
Oncothyreon, Inc.†	21,500	72,025
Regeneron Pharmaceuticals, Inc.†#	12,600	276,948
Seattle Genetics, Inc.†#	7,300	83,585
StemCells, Inc.†	110,100	82,685
SuperGen, Inc.†	59,400	118,800
The Medicines Co.†	12,200	140,300
Vertex Pharmaceuticals, Inc.†	7,411	247,083
Vical, Inc.†	48,985	149,404

		3,611,379

Medical-Drugs - 2.6%

Array Biopharma, Inc.†	32,900	88,501
BioSpecifics Technologies Corp.†	5,200	137,800
Biovail Corp.#	115,191	2,634,418
Cephalon, Inc.†#	1,900	107,559
Zalicus, Inc.†	101,600	131,064
Cumberland Pharmaceuticals, Inc.†	12,800	64,640
Cytori Therapeutics, Inc.†	34,000	153,340
Idenix Pharmaceuticals, Inc.†#	16,800	100,968
Pharmasset, Inc.†#	7,000	170,030
Santarus, Inc.†	54,371	123,422
SciClone Pharmaceuticals, Inc.†	33,600	80,976
ViroPharma, Inc.†	149,514	1,874,906
Vivus, Inc.†#	159,463	899,371
XenoPort, Inc.†#	7,800	44,928

		6,611,923

Medical-HMO - 0.4%

AMERIGROUP Corp.†	15,700	579,330
Centene Corp.†	19,600	396,312

		975,642

Medical-Hospitals - 1.0%

Health Management Associates, Inc., Class A†	46,200	288,750
LifePoint Hospitals, Inc.†	11,900	361,998
MedCath Corp.†	12,900	103,071
Universal Health Services, Inc., Class B	60,454	1,898,256

		2,652,075

Medical-Outpatient/Home Medical - 0.5%

Continucare Corp.†	32,600	105,950
Gentiva Health Services, Inc.†	60,608	1,245,494

		1,351,444

Metal Processors & Fabrication - 0.4%

Dynamic Materials Corp.	8,100	110,808
Hawk Corp., Class A†	6,700	245,488
Haynes International, Inc.	7,500	219,600
RBC Bearings, Inc.†	11,900	348,551
Sun Hydraulics Corp.#	6,200	138,260

		1,062,707

Mining - 0.0%

Vista Gold Corp.†	24,300	51,273

Miscellaneous Manufacturing - 0.7%

Aptargroup, Inc.	41,346	1,722,061
John Bean Technologies Corp.	12,000	178,440

		1,900,501

MRI/Medical Diagnostic Imaging - 0.0%

Nighthawk Radiology Holdings, Inc.†	40,900	114,520

Multimedia - 0.5%

FactSet Research Systems, Inc.#	9,600	706,080
Media General, Inc., Class A†	13,200	101,508
Meredith Corp.#	12,800	374,528

		1,182,116

Networking Products - 0.2%

Atheros Communications, Inc.†	4,400	108,504
Hypercom Corp.†	31,500	98,595
Ixia†	13,200	149,028
Meru Networks, Inc.†#	3,200	40,960

		397,087

Non-Hazardous Waste Disposal - 0.8%

Waste Connections, Inc.†#	57,146	2,157,262

Office Furnishings-Original - 0.1%

Knoll, Inc.	12,900	173,118

Office Supplies & Forms - 0.0%

The Standard Register Co.	18,500	53,095

Oil Companies-Exploration & Production - 3.2%

Approach Resource, Inc.†	16,300	141,810
Barnwell Industries, Inc.†	13,200	37,620
Bill Barrett Corp.†	18,100	589,336

Callon Petroleum Co.†	26,100	96,570
CAMAC Energy, Inc.†	28,200	65,424
Comstock Resources, Inc.†#	55,836	1,215,550
Concho Resources, Inc.†	11,900	695,198
Crimson Exploration, Inc.†	33,200	90,304
Evolution Petroleum Corp.†	26,100	125,019
FieldPoint Petroleum Corp.†	85,300	250,782
Forest Oil Corp.†#	76,895	2,008,497
FX Energy, Inc.†	29,800	95,658
GeoMet, Inc.†#	26,800	24,656
Oasis Petroleum, Inc.†	29,200	480,924
Penn Virginia Corp.#	76,007	1,059,538
PostRock Energy Corp.†	24,600	80,688
RAM Energy Resources, Inc.†	25,500	42,075
SandRidge Energy, Inc.†#	203,714	823,004
Swift Energy Co.†	4,800	129,360
Warren Resources, Inc.†	45,500	140,140

		8,192,153

Oil Field Machinery & Equipment - 2.0%

Bolt Technology Corp.†	12,800	114,176
Complete Production Services, Inc.†	161,058	2,841,063
Dresser-Rand Group, Inc.†	55,824	1,982,869
Gulf Island Fabrication, Inc.	10,300	153,264

		5,091,372

Oil Refining & Marketing - 0.0%

Holly Corp.#	4,600	119,646

Oil-Field Services - 0.9%

Key Energy Services, Inc.†	12,700	101,727
Oceaneering International, Inc.†	30,719	1,536,257
SEACOR Holdings, Inc.†	7,000	550,690
Union Drilling, Inc.†#	6,500	30,355

		2,219,029

Optical Recognition Equipment - 0.0%

Digimarc Corp.†	5,400	106,704

Paper & Related Products - 0.0%

Mercer International, Inc.†	8,278	41,224

Patient Monitoring Equipment - 0.0%

CardioNet ,Inc.†	15,500	67,890
Masimo Corp.#	1,000	22,760

		90,650

Pharmacy Services - 0.1%

Catalyst Health Solutions, Inc.†	6,200	248,558
SXC Health Solutions Corp.†	1,600	124,480

		373,038

Physical Therapy/Rehabilitation Centers - 0.0%

Psychiatric Solutions, Inc.†	2,500	83,375

Physicians Practice Management - 0.0%

Healthways, Inc.†	5,700	71,250

Power Converter/Supply Equipment - 0.1%

Advanced Energy Industries, Inc.†	9,700	136,867
PowerSecure International, Inc.†	12,700	105,156

		242,023

Printing-Commercial - 0.3%

American Reprographics Co.†	32,100	211,860
Consolidated Graphics, Inc.†	7,400	293,854
Multi-Color Corp.#	18,550	265,265

		770,979

Professional Sports - 0.0%

Madison Square Garden, Inc.†	4,800	94,008

Publishing-Books - 0.2%

Courier Corp.	7,700	100,870
Scholastic Corp.	14,115	330,714

		431,584

Publishing-Newspapers - 0.1%

AH Belo Corp.†	11,721	78,296
Lee Enterprises, Inc.†	30,300	67,266

		145,562

Publishing-Periodicals - 0.1%

Primedia, Inc.	38,500	121,275

Quarrying - 0.9%

Compass Minerals International, Inc.	31,532	2,262,421

Radio - 0.0%

Cumulus Media, Inc., Class A†	48,400	102,124

Real Estate Investment Trusts - 4.5%

Alexandria Real Estate Equities, Inc.#	22,963	1,592,943
CBL & Associates Properties, Inc.#	32,200	392,840
Chesapeake Lodging Trust†#	1,900	31,122
Cousins Properties, Inc.	22,342	146,787
DiamondRock Hospitality Co.†	49,708	435,442
Digital Realty Trust, Inc.#	33,800	2,003,326
EastGroup Properties, Inc.	12,000	423,000
Equity One, Inc.	16,700	267,033
Essex Property Trust, Inc.	1,600	169,232
Kilroy Realty Corp.#	6,900	214,659
LaSalle Hotel Properties	108,640	2,289,045
Parkway Properties, Inc.	10,500	153,510
Pebblebrook Hotel Trust†	5,300	94,022
Senior Housing Properties Trust	64,833	1,523,576
SL Green Realty Corp.	9,400	566,632
Starwood Property Trust, Inc.	10,000	190,200
Universal Health Realty Income Trust	37,394	1,189,503

		11,682,872

Real Estate Management/Services - 0.1%

Colony Financial, Inc.	6,900	122,268
Grubb & Ellis Co.†	56,800	61,912

		184,180

Real Estate Operations & Development - 0.1%

Consolidated-Tomoka Land Co.	3,100	83,886
Stratus Properties, Inc.†	7,600	67,944

		151,830

Rental Auto/Equipment - 0.1%

Electro Rent Corp.	6,300	74,529
H&E Equipment Services, Inc.†#	22,100	150,501

		225,030

Resort/Theme Parks - 0.0%

Great Wolf Resorts, Inc.†	51,200	101,376

Retail-Apparel/Shoe - 2.4%

American Eagle Outfitters, Inc.	11,300	142,832
AnnTaylor Stores Corp.†	29,550	453,001
Christopher & Banks Corp.	13,200	85,008
Express, Inc.†	14,100	191,901
Genesco, Inc.†	61,432	1,550,544
Hot Topic, Inc.#	28,300	146,877
J Crew Group, Inc.†#	43,134	1,315,156
Phillips-Van Heusen Corp.	49,115	2,243,573
Syms Corp.†	15,400	127,820

		6,256,712

Retail-Appliances - 0.0%

Hhgregg, Inc.†#	2,100	39,690

Retail-Arts & Crafts - 0.0%

A.C. Moore Arts & Crafts, Inc.†	4,900	8,673

Retail-Automobile - 0.6%

Group 1 Automotive, Inc.†#	4,700	118,628
Penske Auto Group, Inc.†#	111,154	1,334,960

		1,453,588

Retail-Bookstores - 0.0%

Books-A-Million, Inc.	8,776	47,478

Retail-Convenience Store - 0.1%

Susser Holdings Corp.†	11,600	134,676
The Pantry, Inc.†	10,100	190,082

		324,758

Retail-Discount - 0.6%

Citi Trends, Inc.†	53,028	1,198,433
HSN, Inc.†	11,700	307,593

		1,506,026

Retail-Home Furnishings - 0.0%

Pier 1 Imports, Inc.†	13,200	80,520

Retail-Jewelry - 0.1%

Tiffany & Co.#	4,800	190,224
Zale Corp.†	59,200	92,352

		282,576

Retail-Leisure Products - 0.1%

MarineMax, Inc.†	29,400	192,864

Retail-Misc./Diversified - 0.0%

Gaiam, Inc.	17,400	93,438

Retail-Restaurants - 3.8%

BJ’s Restaurants, Inc.†#	10,600	253,764
Brinker International, Inc.	120,716	1,901,277
Caribou Coffee Co., Inc.†	21,600	202,392
DineEquity, Inc.†#	48,191	1,538,257
Famous Dave’s of America, Inc.†	16,700	138,443
Jack in the Box, Inc.†	15,700	316,826
Jamba, Inc.†	2,600	4,628
McCormick & Schmick’s Seafood Restaurants, Inc.†	12,600	78,120
Panera Bread Co., Class A†#	5,900	471,646
Papa John’s International, Inc.†	48,172	1,146,975
PF Chang’s China Bistro, Inc.#	7,300	312,513
Red Robin Gourmet Burgers, Inc.†#	4,600	85,238
Sonic Corp.†#	143,829	1,103,168
Texas Roadhouse, Inc., Class A†#	144,746	1,919,332
The Cheesecake Factory, Inc.†#	15,400	344,806

		9,817,385

Retail-Sporting Goods - 0.2%

Hibbett Sports, Inc.†	11,300	261,934
Zumiez, Inc.†	17,800	264,686

		526,620

Savings & Loans/Thrifts - 0.4%

Abington Bancorp, Inc.	3,240	32,530
Clifton Savings Bancorp, Inc.	14,000	114,940
Louisiana Bancorp, Inc.†	6,700	97,753
NewAlliance Bancshares, Inc.	12,400	151,776
OceanFirst Financial Corp.	11,600	131,428
Pacific Premier Bancorp, Inc.†	12,600	51,660
Rome Bancorp, Inc.	19,500	179,985
United Community Financial Corp.†	92,900	117,054
United Financial Bancorp, Inc.	10,087	135,771

		1,012,897

Schools - 0.0%

China Education Alliance, Inc.†	27,700	113,016

Seismic Data Collection - 0.1%

ION Geophysical Corp.†	18,600	63,612
T.G.C. Industries, Inc.†	36,400	135,044

		198,656

Semiconductor Components-Integrated Circuits - 0.0%

Emulex Corp.†	8,000	76,320
MaxLinear, Inc.Class A†	900	10,260

		86,580

Semiconductor Equipment - 0.7%

FSI International, Inc.†	34,200	92,682
Mattson Technology, Inc.†	34,500	71,760
MKS Instruments, Inc.†#	87,577	1,511,579
Rudolph Technologies, Inc.†	9,800	77,469

		1,753,490

Steel Pipe & Tube - 0.7%

Valmont Industries, Inc.#	28,697	1,923,560

Steel-Producers - 0.1%

AK Steel Holding Corp.#	20,100	256,074

Telecom Equipment-Fiber Optics - 0.8%

Finisar Corp.†#	3,474	44,432
JDS Uniphase Corp.†	212,445	1,952,370
KVH Industries, Inc.†	14,357	179,032

		2,175,834

Telecom Services - 0.3%

FiberTower Corp.†	27,000	96,930
Knology, Inc.†	15,700	184,161
NeuStar, Inc., Class A†	6,000	132,840
Premiere Global Services, Inc.†	21,900	108,624
tw telecom, Inc.†	19,700	345,440

		867,995

Telecommunication Equipment - 1.2%

ADTRAN, Inc.	12,200	383,446
Comtech Telecommunications Corp.†#	41,827	852,016
Preformed Line Products Co.	2,900	95,149

Sonus Networks, Inc.†	19,500	57,720
Tellabs, Inc.#	253,573	1,800,368

		3,188,699

Telephone-Integrated - 1.1%

Alaska Communications Systems Group, Inc.#	163,756	1,581,883
Cincinnati Bell, Inc.†#	518,103	1,217,542
Warwick Valley Telephone Co.	8,100	114,615

		2,914,040

Textile-Apparel - 0.1%

Unifi, Inc.†	30,800	128,436

Textile-Products - 0.1%

Culp, Inc.†	17,800	165,006

Therapeutics - 0.3%

AVANIR Pharmaceuticals Inc., Class A†	29,900	84,617
AVI BioPharma, Inc.†	75,900	158,631
BioMarin Pharmaceutical, Inc.†#	6,900	140,001
Cyclacel Pharmaceuticals, Inc.†	51,600	75,336
Onyx Pharmaceuticals, Inc.†	2,800	67,452
Spectrum Pharmaceuticals, Inc.†	29,700	109,890
Theravance, Inc.†	3,800	45,942

		681,869

Transactional Software - 0.1%

Bottomline Technologies, Inc.†	10,400	145,704

Transport-Equipment & Leasing - 0.0%

Greenbrier Cos., Inc.†	6,400	74,688

Transport-Marine - 0.1%

Cai International, Inc.†	9,900	135,333
Horizon Lines, Inc. Class A	27,100	108,129

		243,462

Transport-Rail - 0.1%

RailAmerica, Inc.†#	17,300	172,654

Transport-Services - 0.8%

Dynamex, Inc.†	8,500	104,210
UTi Worldwide, Inc.	136,966	1,918,894

		2,023,104

Transport-Truck - 1.8%

Celadon Group, Inc.†	13,600	159,256
Heartland Express, Inc.	1,465	21,331
Knight Transportation, Inc.#	32,175	606,177
Landstar System, Inc.	51,638	1,857,935
Old Dominion Freight Line, Inc.†	80,778	1,882,935
P.A.M. Transportation Services, Inc.†	8,100	90,801
USA Truck, Inc.†	7,900	104,596

		4,723,031

Virtual Reality Products - 0.0%

RealD, Inc.†	3,400	56,814

Vitamins & Nutrition Products - 0.1%

Nutraceutical International Corp.†	8,200	111,274
Omega Protein Corp.†	23,100	126,819
Tiens Biotech Group USA, Inc.†	43,100	64,650

		302,743

Water - 0.1%

Artesian Resources Corp. Class A	7,400	132,534

Web Hosting/Design - 0.0%

Web.Com Group, Inc.†	14,300	62,491

Web Portals/ISP - 0.0%

Local.com Corp.†	34,400	116,616

Wire & Cable Products - 0.7%

Belden, Inc.	73,702	1,614,074
General Cable Corp.†#	13,300	295,925

		1,909,999

Wireless Equipment - 0.3%

Aruba Networks, Inc.†#	5,600	102,872
EMS Technologies, Inc.†	8,400	121,968
Globecomm Systems, Inc.†	14,300	97,383
SBA Communications Corp., Class A†#	4,800	171,840
Tessco Technologies, Inc.	16,050	169,007

		663,070

Total Common Stock
(cost $257,541,633)		254,718,335

CONVERTIBLE PREFERRED STOCK - 0.0%
Electric-Distribution - 0.0%

Silver Spring Networks, Series E 8.00% (2)(3)(4)
(cost $113,000)	11,300	82,490
Oil Companies-Exploration & Production - 0.0%

GeoMet, Inc. 8.00%†
(cost $27,150)	2,715	19,214

Total Convertible Preferred Stock
(cost $140,150)		101,704

PREFERRED STOCK - 0.2%
Banks-Commercial - 0.1%

Synovus Financial Corp. 8.25%	8,100	167,184

Financial Guarantee Insurance - 0.1%

Assured Guaranty, Ltd. 8.50%	3,000	216,222

Total Preferred Stock
(cost $358,100)		383,406

CONVERTIBLE BONDS & NOTES - 0.0%
Machinery-Construction & Mining - 0.0%

Terex Corp. 4.00% due 06/01/15†
(cost $76,000)	76,000	101,270

Total Long-Term Investment Securities
(cost $258,115,883)		255,304,715

SHORT-TERM INVESTMENT SECURITIES - 19.5%
Collective Investment Pool - 18.3%

Securities Lending Quality Trust(5)	47,314,463	47,184,279

Time Deposits - 0.8%

Euro Time Deposit with State Street Bank & Trust Co.	$1,945,000	1,945,000

0.01% due 09/01/10

REGISTERED INVESTMENT COMPANIES - 0.4%

T. Rowe Price Reserve Investment Fund	1,063,598	1,063,598

Total Short-Term Investment Securities
(cost $50,323,061)		50,192,877

TOTAL INVESTMENTS
(cost $308,438,944)(1)	118.5%	305,497,592
Liabilities in excess of other assets	(18.5)	(47,784,381)

NET ASSETS	100.0%	$257,713,211

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Small Cap Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Silver Spring Networks Series E Convertible Preferred Stock 8.00%	12/11/09	11,300	$113,000	$82,490	$7.30	0.03%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(4)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $82,490 representing 0.0% of net assets.
(5)	The security is purchased with the cash collateral received from securities loaned.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$21,294,337	$—	$—	$21,294,337
Other Industries*	233,423,998	—	—	233,423,998
Convertible Preferred Stock	—	19,214	82,490	101,704
Preferred Stock	383,406	—	—	383,406
Convertible Bonds & Notes	—	101,270	—	101,270
Short-Term Investment Securities:
Collective Investment Pool	—	47,184,279	—	47,184,279
Time Deposits	—	1,945,000	—	1,945,000
Registered Investment Companies	—	1,063,598	—	1,063,598

Total	$255,101,741	$50,313,361	$82,490	$305,497,592

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2010	$0	$82,490
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	(0)	—
Transfers in and/or out of Level 3	—	—

Balance as of 8/31/2010	$—	$82,490

See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.7%
Advanced Materials - 0.3%

Ceradyne, Inc.†	19,643	$429,003
Hexcel Corp.†	74,940	1,278,477
Metabolix, Inc.†#	20,648	233,735
STR Holdings, Inc.†	21,908	452,838

		2,394,053

Advertising Services - 0.0%

Marchex, Inc., Class B	14,911	59,793

Aerospace/Defense - 0.5%

Aerovironment, Inc.†	12,774	288,948
Cubic Corp.	12,162	464,467
Esterline Technologies Corp.†	23,037	1,059,702
Herley Industries, Inc.†	10,486	159,912
Kratos Defense & Security Solutions, Inc.†	12,288	121,651
National Presto Industries, Inc.	3,704	370,474
Teledyne Technologies, Inc.†	27,978	1,012,244

		3,477,398

Aerospace/Defense-Equipment - 0.8%

AAR Corp.†	30,140	462,950
Astronics Corp.†	7,218	106,754
Curtiss-Wright Corp.	35,420	941,818
Ducommun, Inc.	8,092	155,366
GenCorp, Inc.†	45,181	197,893
HEICO Corp.	22,665	940,371
Kaman Corp.	20,023	427,892
LMI Aerospace, Inc.†	6,817	103,141
Moog, Inc., Class A†	35,038	1,093,186
Orbital Sciences Corp.†	44,499	578,042
Triumph Group, Inc.	12,887	855,439

		5,862,852

Agricultural Operations - 0.1%

Alico, Inc.	2,756	56,774
Cadiz, Inc.†	9,391	103,301
Griffin Land and Nurseries, Inc.	1,844	46,432
Limoneira Co.	6,267	102,904
MGP Ingredients, Inc.	8,472	55,830
Tejon Ranch Co.†	10,116	214,864
The Andersons, Inc.	14,211	509,180

		1,089,285

Airlines - 0.7%

AirTran Holdings, Inc.†	104,462	471,124
Alaska Air Group, Inc.†	27,624	1,221,809
Allegiant Travel Co.	11,737	441,663
Hawaiian Holdings, Inc.†	39,979	195,897
JetBlue Airways Corp.†#	188,429	1,075,930
Pinnacle Airlines Corp.†	14,344	68,134
Republic Airways Holdings, Inc.†	26,470	186,084
Skywest, Inc.	43,201	550,381
US Airways Group, Inc.†	124,559	1,126,013

		5,337,035

Alternative Waste Technology - 0.2%

Calgon Carbon Corp.†	43,382	541,407
Darling International, Inc.†	63,674	478,828
Rentech, Inc.†	166,545	116,582

		1,136,817

Apparel Manufacturers - 0.8%

American Apparel, Inc.†	25,493	19,885
Carter’s, Inc.†	45,880	1,024,959
Columbia Sportswear Co.	8,817	410,960
Delta Apparel, Inc.†	4,617	60,067
G-III Apparel Group, Ltd.†	11,903	287,100
Joe’s Jeans, Inc.†	32,787	59,672
Jones Apparel Group, Inc.	67,295	1,034,997
Maidenform Brands, Inc.†	17,698	472,006
Oxford Industries, Inc.	10,669	210,393
Quiksilver, Inc.†	100,084	359,302
True Religion Apparel, Inc.†	19,624	344,990
Under Armour, Inc., Class A†	27,171	974,624
Volcom, Inc.†	14,909	232,431

		5,491,386

Applications Software - 0.5%

Actuate Corp.†	35,022	139,738
Deltek, Inc.†	15,246	109,009
Ebix, Inc.†	20,756	386,892
EPIQ Systems, Inc.	25,288	314,836
NetSuite, Inc.†	14,134	268,546
PDF Solutions, Inc.†	17,446	60,363
Progress Software Corp.†	32,571	869,971
Quest Software, Inc.†	46,294	992,080
Unica Corp.†	12,930	272,952

		3,414,387

Athletic Footwear - 0.0%

K-Swiss, Inc., Class A†	20,230	230,015

Auction House/Art Dealers - 0.2%

Sotheby’s	51,770	1,377,600

Audio/Video Products - 0.2%

Audiovox Corp., Class A†	13,379	84,689
DTS, Inc.†	13,430	470,721
TiVo, Inc.†	89,181	700,963
Universal Electronics, Inc.†	10,546	201,745

		1,458,118

Auto Repair Centers - 0.1%

Midas, Inc.†	11,003	76,361
Monro Muffler Brake, Inc.	15,329	641,978

		718,339

Auto-Heavy Duty Trucks - 0.0%

Force Protection, Inc.†	54,274	210,312

Auto-Truck Trailers - 0.0%

Wabash National Corp.†	45,566	279,320

Auto/Truck Parts & Equipment-Original - 0.7%

American Axle & Manufacturing Holdings, Inc.†	46,346	387,916
Amerigon, Inc.†	16,688	172,554
ArvinMeritor, Inc.†	72,655	949,601
Dana Holding Corp.†	108,105	1,109,157
Fuel Systems Solutions, Inc.†	11,019	357,346
Miller Industries, Inc.	7,811	96,388
Modine Manufacturing Co.†	35,729	355,146
Spartan Motors, Inc.	25,401	98,810
Superior Industries International, Inc.	17,857	260,355
Tenneco, Inc.†	46,133	1,140,408
Titan International, Inc.	27,255	276,366

		5,204,047

Auto/Truck Parts & Equipment-Replacement - 0.2%

ATC Technology Corp.†	15,514	374,353
Commercial Vehicle Group, Inc.†	18,912	171,721
Dorman Products, Inc.†	8,746	205,094
Douglas Dynamics, Inc.	8,311	94,413
Exide Technologies†	58,377	244,599
Standard Motor Products, Inc.	15,148	130,273

		1,220,453

Banks-Commercial - 5.8%

1st Source Corp.	11,798	191,364
1st United Bancorp, Inc.†	16,919	99,991
Alliance Financial Corp.	3,601	102,376
American National Bankshares, Inc.	4,729	93,587
Ameris Bancorp†	18,248	143,064
Ames National Corp.	6,294	107,564
Arrow Financial Corp.	7,291	166,235
Bancfirst Corp.	5,416	201,475
Banco Latinoamericano de Comercio Exterior SA, Class E	21,281	270,056
Bancorp Rhode Island, Inc.	2,850	80,997
Bancorp, Inc.†	17,409	111,766
Bank Mutual Corp.	35,125	178,786
Bank of Marin Bancorp	4,057	127,755
Bank of the Ozarks, Inc.	10,091	370,743
Bridge Bancorp, Inc.	4,859	106,801
Bryn Mawr Bank Corp.	7,468	121,878
Camden National Corp.	5,914	180,318
Capital City Bank Group, Inc.	9,171	100,331
Cardinal Financial Corp.	22,185	203,658
Cass Information Systems, Inc.	6,493	212,970
Cathay General Bancorp	60,638	581,518
Center Financial Corp.†	27,423	126,968
Centerstate Banks, Inc.	19,825	170,891
Century Bancorp, Inc. Class A	2,617	54,957
Chemical Financial Corp.	18,857	364,317
Citizens & Northern Corp.	9,361	98,665
Citizens Republic Bancorp†	304,596	237,585
City Holding Co.	12,190	348,024
CNB Financial Corp.	9,403	120,452
CoBiz Financial, Inc.	24,931	132,882
Columbia Banking System, Inc.	30,339	540,338
Community Bank System, Inc.	25,584	577,687
Community Trust Bancorp, Inc.	10,561	278,177
CVB Financial Corp.	69,371	473,804
Eagle Bancorp, Inc.†	12,692	138,216
Encore Bancshares, Inc†	6,198	37,312
Enterprise Financial Services Corp.	11,472	92,923
F.N.B. Corp.	88,358	686,542
Financial Institutions, Inc.	8,437	121,155
First Bancorp	11,559	140,326
First Bancorp, Inc.	6,748	89,074
First BanCorp. Puerto Rico†	71,473	26,023
First Busey Corp.	40,387	172,856
First Commonwealth Financial Corp.	80,929	400,599
First Community Bancshares, Inc.	12,182	157,270
First Financial Bancorp	44,679	712,630
First Financial Bankshares, Inc.	16,101	719,232
First Financial Corp.	8,567	246,216
First Interstate BancSystem, Inc.	9,581	109,415
First Merchants Corp.#	19,711	152,366
First Midwest Bancorp, Inc.#	57,190	627,946
First South Bancorp, Inc.	6,381	64,001
FirstMerit Corp.	83,229	1,439,862
German American Bancorp, Inc.	8,574	134,097
Glacier Bancorp, Inc.	55,540	768,674
Great Southern Bancorp, Inc.	7,821	157,046
Greene County Bancshares, Inc.†	9,129	61,621
Hancock Holding Co.	22,527	613,185
Hanmi Financial Corp.†	79,058	95,660
Heartland Financial USA, Inc.	10,094	141,821
Heritage Financial Corp.†	7,590	96,393
Home Bancshares, Inc.#	16,959	365,297
Hudson Valley Holding Corp.	9,198	149,559
IBERIABANK Corp.#	20,662	1,007,272
Independent Bank Corp.	16,358	343,027
International Bancshares Corp.	40,974	639,194
Lakeland Bancorp, Inc.	15,871	125,698
Lakeland Financial Corp.	12,441	230,656
MainSource Financial Group, Inc.	15,552	94,401
MB Financial, Inc.	40,895	612,607
Merchants Bancshares, Inc.	3,699	86,520
Metro Bancorp, Inc.†	10,432	96,496
MidSouth Bancorp, Inc.	5,783	70,784
MidWestOne Financial Group, Inc.	5,328	69,850
Nara BanCorp., Inc.†	29,315	175,011
National Bankshares, Inc.	5,355	124,772
National Penn Bancshares, Inc.	97,328	565,476
NBT Bancorp, Inc.	26,614	543,458
Old National Bancorp	67,317	620,663
OmniAmerican Bancorp, Inc.†	9,193	102,226
Oriental Financial Group, Inc.	38,071	504,441
Orrstown Financial Services, Inc.	5,183	105,578
Pacific Continental Corp.	14,206	116,631
PacWest Bancorp.	23,723	404,714
Park National Corp.	9,643	579,062
Peapack Gladstone Financial Corp.	6,783	72,917
Penns Woods Bancorp, Inc.	2,962	89,334
Peoples Bancorp, Inc.	8,120	98,171
Pinnacle Financial Partners, Inc.†	25,763	220,531
Porter Bancorp, Inc.	2,737	27,096
PrivateBancorp, Inc.	40,166	420,136
Prosperity Bancshares, Inc.	36,004	1,024,314
Renasant Corp.	19,340	259,349
Republic Bancorp, Inc., Class A	7,556	146,738
S&T Bancorp, Inc.	19,117	324,415
S.Y. Bancorp, Inc.#	9,145	216,828
Sandy Spring Bancorp, Inc.	18,524	271,006
SCBT Financial Corp.	9,858	283,417
Sierra Bancorp	7,348	84,649
Signature Bank†	31,584	1,154,079
Simmons First National Corp., Class A	13,273	336,869
Southside Bancshares, Inc.	12,198	221,272
Southwest Bancorp, Inc.	14,972	178,317
State Bancorp, Inc.	12,838	108,866
StellarOne Corp.	17,638	182,465
Sterling Bancorp	20,730	180,351

Sterling Bancshares, Inc.	70,809	351,213
Suffolk Bancorp	7,454	175,542
Susquehanna Bancshares, Inc.	100,128	792,012
SVB Financial Group†	32,237	1,198,249
Taylor Capital Group, Inc.†	7,396	71,519
Texas Capital Bancshares, Inc.†	28,216	431,705
The First of Long Island Corp.	5,363	131,930
Tompkins Financial Corp.	6,106	224,334
Tower Bancorp, Inc.	4,334	81,393
Townebank Portsmouth VA	18,147	259,502
TriCo Bancshares#	10,779	149,505
Trustco Bank Corp. NY	59,371	315,854
Trustmark Corp.	49,328	940,685
UMB Financial Corp.	24,501	781,092
Umpqua Holdings Corp.	88,440	919,776
Union First Market Bankshares Corp.	13,776	159,802
United Bankshares, Inc.	29,979	689,817
United Community Banks, Inc.†	72,772	180,475
Univest Corp. of Pennsylvania	12,813	205,008
Virginia Commerce Bancorp, Inc.†	15,499	85,554
Washington Banking Co.	11,819	142,537
Washington Trust Bancorp, Inc.#	10,901	197,199
Webster Financial Corp.	50,426	811,354
WesBanco, Inc.	17,811	271,618
West Bancorp, Inc.†	12,043	71,054
West Coast Bancorp.†	72,385	170,829
Westamerica Bancorporation	22,648	1,147,801
Western Alliance Bancorp†	50,593	309,629
Whitney Holding Corp.	74,502	553,550
Wilshire Bancorp, Inc.	15,053	93,329
Wintrust Financial Corp.	24,001	690,269

		41,719,090

Banks-Fiduciary - 0.1%

Boston Private Financial Holdings, Inc.	57,792	362,356

Batteries/Battery Systems - 0.2%

A123 Systems, Inc.†	56,087	367,370
Advanced Battery Technologies, Inc.†	45,608	158,716
EnerSys†	37,281	822,791

		1,348,877

Beverages-Non-alcoholic - 0.1%

Coca-Cola Bottling Co.	3,248	161,523
Heckmann Corp.†	68,536	274,144
National Beverage Corp.	8,588	123,152

		558,819

Brewery - 0.1%

Boston Beer Co., Inc., Class A†	6,674	438,549

Broadcast Services/Program - 0.2%

Acacia Research - Acacia Technologies†	26,081	391,737
CKX, Inc.†	42,910	201,248
Crown Media Holdings, Inc., Class A†	19,364	41,439
DG FastChannel, Inc.†	19,346	306,441
Fisher Communications, Inc.†	5,032	83,934
Outdoor Channel Holdings, Inc.†	9,076	48,194
Nexstar Broadcasting Group, Inc. Class A†	8,256	30,960
World Wrestling Entertainment, Inc.	18,621	261,066

		1,365,019

Building & Construction Products-Misc. - 0.4%

Broadwind Energy, Inc.†	71,487	119,383
Builders FirstSource, Inc.†	35,024	70,398
Drew Industries, Inc.†	14,704	281,288
Gibraltar Industries, Inc.†	23,369	177,604
Interline Brands, Inc.†	25,472	411,628
Louisiana-Pacific Corp.†	97,937	652,261
NCI Building Systems, Inc.†	13,968	122,918
Quanex Building Products Corp.	29,238	461,960
Simpson Manufacturing Co., Inc.	30,402	670,060
Trex Co., Inc.†	11,937	239,337

		3,206,837

Building & Construction-Misc. - 0.3%

Dycom Industries, Inc.†	29,855	240,034
Insituform Technologies, Inc., Class A†	30,305	617,010
Layne Christensen Co.†	15,107	375,711
MasTec, Inc.†	40,936	396,260
MYR Group, Inc.†	15,359	213,951

		1,842,966

Building Products-Air & Heating - 0.1%

AAON, Inc.	9,547	211,848
American DG Energy, Inc.†	14,529	37,485
Comfort Systems USA, Inc.	29,362	306,245

		555,578

Building Products-Cement - 0.1%

Texas Industries, Inc.	16,064	485,775

Building Products-Doors & Windows - 0.0%

Apogee Enterprises, Inc.	21,686	196,041
PGT, Inc.†	14,833	29,666

		225,707

Building Products-Light Fixtures - 0.0%

LSI Industries, Inc.	14,616	75,272

Building Products-Wood - 0.1%

Universal Forest Products, Inc.	14,953	387,432

Building-Heavy Construction - 0.2%

Granite Construction, Inc.	26,941	592,972
Orion Marine Group, Inc.†	20,755	232,871
Sterling Construction Co., Inc.†	12,433	136,017
Tutor Perini Corp.†	20,607	407,194

		1,369,054

Building-Maintance & Services - 0.2%

ABM Industries, Inc.	40,098	786,322
Rollins, Inc.	33,143	678,768

		1,465,090

Building-Mobile Home/Manufactured Housing - 0.1%

Cavco Industries, Inc.†	5,053	169,326
Skyline Corp.	5,294	96,933
Winnebago Industries, Inc.†	22,465	192,750

		459,009

Building-Residential/Commercial - 0.2%

Beazer Homes USA, Inc.†	57,684	199,587
Brookfield Homes Corp.†	7,354	47,066
Hovnanian Enterprises, Inc., Class A†#	40,230	137,587

M/I Homes, Inc.†	14,306	134,905
Meritage Homes Corp.†	24,778	442,535
Ryland Group, Inc.	34,023	548,110
Standard Pacific Corp.†	82,568	288,162

		1,797,952

Cable/Satellite TV - 0.0%

LodgeNet Interactive Corp.†	19,348	49,337
Mediacom Communications Corp., Class A†	30,883	178,504

		227,841

Casino Hotels - 0.1%

Ameristar Casinos, Inc.	20,426	335,191
Boyd Gaming Corp.†	41,651	289,058
Monarch Casino & Resort, Inc.†	6,824	64,964

		689,213

Casino Services - 0.1%

Scientific Games Corp., Class A†	50,224	512,787
Shuffle Master, Inc.†	41,383	328,995

		841,782

Cellular Telecom - 0.2%

Syniverse Holdings, Inc.†	53,846	1,107,612

Chemicals-Diversified - 0.7%

Aceto Corp.	19,626	110,691
Codexis, Inc.†	4,712	38,215
Georgia Gulf Corp.†	26,044	338,572
Innophos Holdings, Inc.	16,537	482,384
Olin Corp.	60,911	1,090,916
Rockwood Holdings, Inc.†	40,245	1,040,333
Solutia, Inc.†	93,724	1,269,023
Westlake Chemical Corp.	15,175	393,336

		4,763,470

Chemicals-Fibers - 0.0%

Zoltek Cos., Inc.†	21,446	182,505

Chemicals-Other - 0.0%

American Vanguard Corp.	15,706	103,817

Chemicals-Plastics - 0.2%

A. Schulman, Inc.	24,320	441,894
Landec Corp.†	20,399	112,195
PolyOne Corp.†	71,634	698,432
Spartech Corp.†	23,865	213,114

		1,465,635

Chemicals-Specialty - 1.2%

Arch Chemicals, Inc.	17,456	536,248
Balchem Corp.	21,773	532,350
Ferro Corp.†	66,520	711,764
H.B. Fuller Co.	37,774	717,328
Hawkins, Inc.	6,694	203,966
KMG Chemicals, Inc.	4,724	62,782
Kraton Performance Polymers, Inc.†	8,674	234,372
Minerals Technologies, Inc.	14,517	778,111
NewMarket Corp.	7,980	802,229
OM Group, Inc.†	23,839	610,278
Omnova Solutions, Inc.†	34,476	210,304
Quaker Chemical Corp.	8,613	255,031
Sensient Technologies Corp.	38,240	1,060,395
Stepan Co.	6,021	333,865
WR Grace & Co.†	56,138	1,420,291
Zep, Inc.	16,754	290,012

		8,759,326

Circuit Boards - 0.2%

DDi Corp.	10,213	79,866
Multi-Fineline Electronix, Inc.†	8,082	168,429
Park Electrochemical Corp.	15,884	379,628
TTM Technologies, Inc.†	61,812	510,567
UQM Technologies, Inc.†	27,840	57,350

		1,195,840

Coal - 0.3%

Cloud Peak Energy, Inc.†	24,333	384,948
Hallador Energy Co.	2,939	32,241
International Coal Group, Inc.†	101,342	463,133
James River Coal Co.†	21,464	339,560
L&L Energy, Inc.†	13,575	114,166
Patriot Coal Corp.†	60,352	620,419

		1,954,467

Coffee - 0.1%

Farmer Brothers Co.	5,217	74,133
Peet’s Coffee & Tea, Inc.†	9,056	310,440

		384,573

Collectibles - 0.0%

RC2 Corp.†	16,614	305,864

Commerce - 0.0%

SPS Commerce, Inc.†	3,639	37,081

Commercial Services - 1.0%

Arbitron, Inc.	20,557	522,970
CoStar Group, Inc.†	15,979	659,453
CPI Corp.	4,044	88,200
ExlService Holdings, Inc.†	11,732	194,868
Healthcare Services Group, Inc.	33,810	702,234
HMS Holdings Corp.†	20,970	1,094,214
Live Nation Entertainment, Inc.†	108,665	938,866
Mac-Gray Corp.	9,021	97,427
Medifast, Inc.†	10,426	278,583
National Research Corp.	1,362	34,254
PHH Corp.†	42,807	792,357
Pre-Paid Legal Services, Inc.†	5,798	316,861
Standard Parking Corp.†	11,978	187,456
Steiner Leisure, Ltd.†	11,454	407,877
Team, Inc.†	14,644	214,242
TeleTech Holdings, Inc.†	23,317	295,659
The Providence Service Corp.†	9,982	134,957

		6,960,478

Commercial Services-Finance - 0.6%

Advance America Cash Advance Centers, Inc.	42,461	142,244
Asset Acceptance Capital Corp.†	11,605	44,447
Cardtronics, Inc.†	20,813	288,260
CBIZ, Inc.†	34,044	201,881
Coinstar, Inc.†	24,496	1,065,576

Dollar Financial Corp.†	18,792	363,437
Euronet Worldwide, Inc.†	37,866	533,153
Global Cash Access Holdings, Inc.†	38,945	140,981
Heartland Payment Systems, Inc.	29,219	413,449
MoneyGram International, Inc.†	64,264	129,813
TNS, Inc.†	20,130	302,353
Wright Express Corp.†	29,959	961,984

		4,587,578

Communications Software - 0.1%

Digi International, Inc.†	19,252	145,930
DivX, Inc.†	25,401	195,461
Seachange International, Inc.†	21,502	166,425
Smith Micro Software, Inc.†	23,509	179,844
SolarWinds, Inc.†	26,986	389,138

		1,076,798

Computer Aided Design - 0.3%

Aspen Technology, Inc.†	48,048	460,300
Parametric Technology Corp.†	89,655	1,528,618

		1,988,918

Computer Data Security - 0.1%

Fortinet, Inc.†	32,347	659,555

Computer Graphics - 0.0%

Monotype Imaging Holdings, Inc.†	17,197	127,172
Trident Microsystems, Inc.†	54,821	83,328

		210,500

Computer Services - 0.8%

3PAR, Inc.†	30,106	967,005
CACI International, Inc., Class A†	23,352	952,995
CIBER, Inc.†	48,120	131,849
Computer Task Group, Inc.†	11,426	71,755
iGate Corp.	18,275	286,735
Insight Enterprises, Inc.†	35,702	469,124
LivePerson, Inc.†	34,385	245,853
Manhattan Associates, Inc.†	17,536	456,725
SRA International, Inc., Class A†	33,148	638,099
Stream Global Services, Inc.†	3,482	13,231
SYKES Enterprises, Inc.†	31,877	381,249
Syntel, Inc.	10,168	391,417
Tier Technologies, Inc., Class B†	10,667	51,735
Unisys Corp.†	32,883	735,264
Virtusa Corp.†	10,450	92,169

		5,885,205

Computer Software - 0.2%

Accelrys, Inc.†	42,469	257,362
Avid Technology, Inc.†	22,441	248,646
Blackbaud, Inc.	34,609	720,559
Convio, Inc.†	4,561	37,811
DynaVox, Inc., Class A†	7,234	65,540
Global Defense Technology & Systems, Inc.†	3,685	38,508
Guidance Software, Inc.†	10,272	50,744
SS&C Technologies Holdings, Inc.†	9,640	135,828

		1,554,998

Computers - 0.0%

Silicon Graphics International Corp.†	23,690	140,600

Computers-Integrated Systems - 0.9%

3D Systems Corp.†	14,059	177,003
Agilysys, Inc.†	13,699	59,454
Cray, Inc.†	27,408	147,729
Echelon Corp.†	25,475	192,718
Integral Systems, Inc.†	13,521	91,402
Jack Henry & Associates, Inc.	65,902	1,551,333
Maxwell Technologies, Inc.†	20,403	229,738
Mercury Computer Systems, Inc.†	18,286	202,426
MTS Systems Corp.	12,624	336,430
NCI, Inc.†, Class A	5,101	97,684
Netscout Systems, Inc.†	23,615	373,825
Radiant Systems, Inc.†	22,350	400,288
Radisys Corp.†	18,586	168,389
Riverbed Technology, Inc.†	48,702	1,868,209
Stratasys, Inc.†	15,841	359,749
Super Micro Computer, Inc.†	18,865	170,445
Wave Systems Corp., Class A†	61,846	128,640

		6,555,462

Computers-Memory Devices - 0.4%

Hutchinson Technology, Inc.†	18,043	51,783
Imation Corp.†	22,994	196,829
Isilon Systems, Inc.†	20,607	411,110
Netezza Corp†	39,360	765,946
Quantum Corp.†	165,510	238,334
Smart Modular Technologies WWH, Inc.†	40,584	190,339
Spansion, Inc., Class A†	10,016	147,536
STEC, Inc.†	31,458	351,071
Xyratex, Ltd.†	23,281	280,303

		2,633,251

Computers-Periphery Equipment - 0.2%

Compellent Technologies, Inc.†	17,994	274,768
Electronics for Imaging, Inc.†	34,969	372,245
Immersion Corp.†	21,698	100,245
Rimage Corp.†	7,335	112,226
Synaptics, Inc.†	26,162	691,200

		1,550,684

Consulting Services - 0.6%

Accretive Health, Inc.†	8,976	84,464
CRA International, Inc.†	8,527	135,579
Diamond Management & Technology Consultants, Inc.	17,944	224,121
Forrester Research, Inc.†	11,264	345,692
Franklin Covey Co.†	10,128	61,781
Hill International, Inc.†	19,952	76,416
Huron Consulting Group, Inc.†	17,004	313,724
ICF International, Inc.†	13,211	278,620
LECG Corp.†	19,892	25,860
MAXIMUS, Inc.	13,489	724,494
Navigant Consulting, Inc.†	39,080	386,892
PDI, Inc.†	6,852	49,745
The Advisory Board Co.†	11,944	484,210
The Corporate Executive Board Co.	26,461	741,966
The Hackett Group, Inc.†	22,031	87,243

		4,020,807

Consumer Products-Misc. - 0.4%

American Greetings Corp., Class A	30,529	589,210
Blyth, Inc.	4,436	169,100
Central Garden and Pet Co., Class A†	43,732	408,457
CSS Industries, Inc.	5,749	88,765
Helen of Troy, Ltd.†	23,673	526,843
Kid Brands, Inc.†	9,700	79,249
Oil-Dri Corp. of America	3,971	81,525
Prestige Brands Holdings, Inc.†	32,303	239,042
Spectrum Brands Holdings, Inc.†	14,051	358,441
Summer Infant, Inc.†	8,322	63,996
WD-40 Co.	12,809	450,492

		3,055,120

Containers-Metal/Glass - 0.2%

Silgan Holdings, Inc.	41,683	1,245,905

Containers-Paper/Plastic - 0.3%

AEP Industries, Inc.†	3,470	82,065
Graham Packaging Co., Inc.†	13,238	148,001
Graphic Packaging Holding Co.†	86,691	264,408
Rock-Tenn Co., Class A	30,077	1,449,110

		1,943,584

Cosmetics & Toiletries - 0.1%

Elizabeth Arden, Inc.†	18,755	307,019
Inter Parfums, Inc.	11,043	181,326
Revlon, Inc., Class A†	8,256	89,578

		577,923

Data Processing/Management - 0.5%

Acxiom Corp.†	52,803	654,493
Bowne & Co., Inc.	30,973	342,871
CommVault Systems, Inc.†	33,339	818,472
CSG Systems International, Inc.†	26,301	481,308
Fair Isaac Corp.	32,214	721,272
FalconStor Software, Inc.†	22,762	71,473
Pegasystems, Inc.	12,495	273,641
Schawk, Inc.	8,571	130,279

		3,493,809

Decision Support Software - 0.0%

DemandTec, Inc.†	14,760	110,109
Interactive Intelligence, Inc.†#	10,077	150,248
QAD, Inc.†	9,883	39,137

		299,494

Dental Supplies & Equipment - 0.2%

Align Technology, Inc.†	45,764	733,368
Sirona Dental Systems, Inc.†	25,854	814,918

		1,548,286

Diagnostic Equipment - 0.3%

Affymetrix, Inc.†	54,709	224,854
Cepheid, Inc.†	45,885	674,968
Hansen Medical, Inc.†	32,816	44,958
Immucor, Inc.†	53,973	949,925

		1,894,705

Diagnostic Kits - 0.1%

Meridian Bioscience, Inc.	31,380	573,626
OraSure Technologies, Inc.†	35,679	120,595
Quidel Corp.†	16,685	201,722

		895,943

Direct Marketing - 0.1%

APAC Customer Services, Inc.†	24,569	124,565
Harte-Hanks, Inc.	29,920	306,081

		430,646

Disposable Medical Products - 0.1%

ICU Medical, Inc.†	9,030	321,739
Medical Action Industries, Inc.†	11,065	90,401
Merit Medical Systems, Inc.†	21,770	343,530
Rochester Medical Corp.†	8,364	73,436

		829,106

Distribution/Wholesale - 1.0%

Beacon Roofing Supply, Inc.†	35,179	490,043
BlueLinx Holdings, Inc.†	8,454	28,744
BMP Sunstone Corp.†	21,385	139,002
Brightpoint, Inc.†	54,407	324,266
Chindex International, Inc.†	10,585	137,393
Core-Mark Holding Co., Inc.†	8,265	213,981
Houston Wire & Cable Co.	13,696	123,812
MWI Veterinary Supply, Inc.†	9,482	503,494
Owens & Minor, Inc.	48,731	1,299,168
Pool Corp.	38,260	705,897
Rentrak Corp.†	7,227	159,283
Scansource, Inc.†	20,736	517,571
School Specialty, Inc.†	14,565	189,782
Titan Machinery ,Inc.†	10,054	150,207
United Stationers, Inc.†	18,692	839,084
Watsco, Inc.	21,495	1,103,768

		6,925,495

Diversified Financial Services - 0.0%

Doral Financial Corp.†	14,550	19,643

Diversified Manufacturing Operations - 1.4%

Actuant Corp., Class A	52,459	1,039,737
Acuity Brands, Inc.	33,592	1,301,354
Ameron International Corp.	7,122	401,396
AO Smith Corp.	18,714	960,964
AZZ, Inc.	9,594	383,184
Barnes Group, Inc.	37,865	575,927
Blount International, Inc.†	36,944	428,181
Colfax Corp.†	18,571	231,952
EnPro Industries, Inc.†	15,879	433,655
ESCO Technologies, Inc.	20,425	636,239
Federal Signal Corp.	48,076	253,361
GP Strategies Corp.†	11,342	84,384
Griffon Corp.†	34,585	369,714
Koppers Holdings, Inc.	15,867	317,340
LSB Industries, Inc.†	13,216	219,121
Lydall, Inc.†	13,173	90,762
Matthews International Corp., Class A	23,331	734,693
Park-Ohio Holdings Corp.†	6,047	67,364
Raven Industries, Inc.	12,533	422,487
Standex International Corp.	9,636	226,735
The Brink’s Co.	36,993	698,058
Tredegar Corp.	18,937	310,946

		10,187,554

Diversified Minerals - 0.1%

AMCOL International Corp.	18,408	480,817
General Moly, Inc.†	49,657	149,468
U.S. Energy Corp.†	20,650	83,839
United States Lime & Minerals, Inc.†	2,006	76,749

		790,873

Diversified Operations - 0.0%

Harbinger Group, Inc.†#	7,000	40,810
Primoris Services Corp.	15,644	92,769

		133,579

Diversified Operations/Commercial Services - 0.2%

Chemed Corp.	17,636	880,036
Compass Diversified Holdings	25,549	362,285
Viad Corp.	15,866	251,476
Volt Information Sciences, Inc.†	11,574	73,148

		1,566,945

Drug Delivery Systems - 0.3%

Alkermes, Inc.†	73,275	971,626
Antares Pharma, Inc.†	54,399	78,879
Depomed, Inc.†#	40,448	145,208
Nektar Therapeutics†	72,643	930,557

		2,126,270

Drug Detection Systems - 0.0%

Caliper Life Sciences, Inc.†	34,632	114,978

E-Commerce/Products - 0.2%

1-800-FLOWERS.COM, Inc., Class A†	20,086	31,937
Blue Nile, Inc.†	9,746	400,171
Drugstore.com, Inc.†	71,661	112,508
NutriSystem, Inc.	20,771	364,739
Overstock.com, Inc.†	11,349	159,453
Shutterfly, Inc.†	20,741	461,072
Stamps.com, Inc.†	8,143	93,156
US Auto Parts Network, Inc.†	10,121	83,195
Vitacost.com, Inc.†	11,092	62,115

		1,768,346

E-Commerce/Services - 0.3%

Ancestry.com, Inc.†	14,602	281,089
ePlus, Inc.†	2,956	53,385
Global Sources, Ltd.†	12,771	89,269
Internet Brands Inc., Class A†	22,264	230,432
Move, Inc.†	120,437	226,422
OpenTable, Inc.†	12,209	650,740
Orbitz Worldwide, Inc.†	15,233	76,774
United Online, Inc.	67,296	331,769

		1,939,880

E-Marketing/Info - 0.3%

comScore, Inc.†	17,505	318,416
Constant Contact, Inc.†	22,021	390,212
Digital River, Inc.†	30,601	806,948
Liquidity Services, Inc.†	10,929	140,656
QuinStreet, Inc.†	7,761	83,276
ReachLocal, Inc.†	3,709	48,254
ValueClick, Inc.†	62,809	684,618

		2,472,380

E-Services/Consulting - 0.4%

GSI Commerce, Inc.†	51,231	1,166,530
Keynote Systems, Inc.	9,733	97,914
Perficient, Inc.†	17,937	155,693
Saba Software, Inc.†	21,627	112,893
Sapient Corp.	79,594	830,165
Websense, Inc.†	33,366	648,969

		3,012,164

Educational Software - 0.1%

Blackboard, Inc.†	26,366	872,451
Renaissance Learning, Inc.	10,165	81,320
Rosetta Stone, Inc.†	8,085	137,930

		1,091,701

Electric Products-Misc. - 0.3%

GrafTech International, Ltd.†	92,996	1,307,524
Graham Corp.	7,607	107,791
Littelfuse, Inc.†	16,928	630,399

		2,045,714

Electric-Distribution - 0.1%

EnerNOC, Inc.†	15,212	495,607

Electric-Integrated - 1.8%

Allete, Inc.	24,012	854,107
Avista Corp.	42,402	884,930
Black Hills Corp.	30,256	920,690
Central Vermont Public Service Corp.	9,252	183,467
CH Energy Group, Inc.	12,213	514,656
Cleco Corp.	46,869	1,327,799
El Paso Electric Co.†	33,799	775,687
IDACORP, Inc.	37,147	1,302,374
MGE Energy, Inc.	17,852	666,237
NorthWestern Corp.	27,941	785,701
Otter Tail Corp.	27,751	514,226
Pike Electric Corp.†	12,663	102,570
PNM Resources, Inc.	66,940	765,793
Portland General Electric Co.	58,138	1,161,597
The Empire District Electric Co.	31,003	608,279
UIL Holdings Corp.	23,157	613,429
Unisource Energy Corp.	27,862	906,351
Unitil Corp.	8,387	178,475

		13,066,368

Electronic Components-Misc. - 0.6%

Bel Fuse, Inc., Class B	8,054	149,241
Benchmark Electronics, Inc.†	48,689	683,107
CTS Corp.	26,244	211,002
Daktronics, Inc.	26,132	240,676
LaBarge, Inc.†	9,605	100,468
Methode Electronics, Inc.	28,755	256,782
Microvision, Inc.†	68,536	178,194
NVE Corp.†	3,631	139,430
OSI Systems, Inc.†	12,514	370,164
Plexus Corp.†	31,170	717,533
Rogers Corp.†	12,187	326,612
Sanmina-SCI Corp.†	61,401	554,451
Stoneridge, Inc.†	11,813	101,946
Technitrol, Inc.	31,852	118,171
Viasystems Group, Inc.†	3,317	47,333

		4,195,110

Electronic Components-Semiconductors - 1.6%

Actel Corp.†	16,600	237,380

Advanced Analogic Technologies, Inc.†	33,212	107,607
Alpha & Omega Semiconductor, Ltd.†	3,923	43,545
Amkor Technology, Inc.†	81,025	410,797
Applied Micro Circuits Corp.†	50,556	544,994
AXT, Inc.†	23,941	129,760
Cavium Networks, Inc.†	34,262	827,085
Ceva, Inc.†	16,203	196,056
Conexant Systems, Inc.†	62,703	93,427
Diodes, Inc.†	26,184	386,214
DSP Group, Inc.†	17,877	120,312
Entropic Communications ,Inc.†	43,302	329,528
GSI Technology, Inc.†	14,892	86,374
GT Solar International, Inc.†	48,205	372,625
Ikanos Communications, Inc.†	23,209	19,983
Integrated Silicon Solution, Inc.†	20,008	132,653
IXYS Corp.†	18,559	175,568
Kopin Corp.†	51,439	144,801
Lattice Semiconductor Corp.†	89,547	371,620
Microsemi Corp.†	64,110	897,540
Microtune, Inc.†	41,740	95,167
Mindspeed Technologies, Inc.†	24,662	157,837
MIPS Technologies, Inc.†	35,492	233,892
Monolithic Power Systems, Inc.†	24,975	409,840
MoSys, Inc.†	20,954	89,683
Netlogic Microsystems, Inc.†	48,363	1,167,966
OmniVision Technologies, Inc.†	40,219	824,490
PLX Technology, Inc.†	28,609	95,840
Richardson Electronics, Ltd.	11,172	98,314
Rubicon Technology, Inc.†	12,244	300,100
Semtech Corp.†	47,955	795,813
Silicon Image, Inc.†	59,185	214,250
Supertex, Inc.†	7,583	166,902
Virage Logic Corp.†	17,672	212,064
Volterra Semiconductor Corp.†	19,139	383,737
Zoran Corp.†	39,579	319,798

		11,193,562

Electronic Design Automation - 0.1%

Magma Design Automation, Inc.†	40,028	125,688
Mentor Graphics Corp.†	82,400	749,016

		874,704

Electronic Measurement Instruments - 0.2%

Analogic Corp.	9,955	412,933
Badger Meter, Inc.	11,572	431,636
FARO Technologies, Inc.†	12,461	228,535
Keithley Instruments, Inc.	8,676	80,253
Measurement Specialties, Inc.†	11,210	166,132
Zygo Corp.†	13,486	108,427

		1,427,916

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.	6,949	493,170
ICx Technologies, Inc.†	9,378	71,742
Taser International, Inc.†	48,329	175,676

		740,588

Energy-Alternate Sources - 0.2%

Clean Energy Fuels Corp.†	30,931	446,953
Comverge, Inc.†	19,417	128,735
Ener1, Inc.†#	47,077	149,234
FuelCell Energy, Inc.†	73,614	83,184
Green Plains Renewable Energy, Inc.†	12,373	115,069
Headwaters, Inc.†	46,623	143,132
Hoku Corp.†	13,218	33,441
REX Stores Corp.†	5,602	73,162
Syntroleum Corp.†	53,521	80,817

		1,253,727

Engineering/R&D Services - 0.3%

Argan, Inc.†	5,972	47,955
EMCOR Group, Inc.†	51,213	1,164,584
Exponent, Inc.†	10,704	330,111
Michael Baker Corp.†	6,108	201,381
Mistras Group, Inc.†	11,141	118,094
VSE Corp.	3,199	89,828

		1,951,953

Engines-Internal Combustion - 0.1%

Briggs & Stratton Corp.#	38,663	701,733

Enterprise Software/Service - 1.4%

Advent Software, Inc.†	12,182	605,080
American Software, Inc., Class A	17,041	87,079
Ariba, Inc.†	69,421	1,073,943
CDC Corp., Class A†	22,868	80,724
Concur Technologies, Inc.†	31,086	1,453,892
Epicor Software Corp.†	37,783	256,547
JDA Software Group, Inc.†	32,190	739,404
Lawson Software, Inc.†	107,159	814,408
ManTech International Corp., Class A†	17,158	607,222
MedAssets, Inc.†	33,240	658,817
MicroStrategy, Inc., Class A†	6,961	542,471
Omnicell, Inc.†	25,121	280,225
Opnet Technologies, Inc.	10,261	161,611
PROS Holdings, Inc.†	14,951	117,664
RightNow Technologies, Inc.†	16,725	279,642
SYNNEX Corp.†	17,333	399,699
Taleo Corp., Class A†	30,708	787,046
The Ultimate Software Group, Inc.†	19,250	633,710
Tyler Technologies, Inc.†	23,901	413,726

		9,992,910

Entertainment Software - 0.1%

Take-Two Interactive Software, Inc.†	54,395	452,566
THQ, Inc.†	52,187	185,264

		637,830

Environmental Consulting & Engineering - 0.1%

Tetra Tech, Inc.†	47,664	865,102

Environmental Monitoring & Detection - 0.1%

Mine Safety Appliances Co.#	20,495	467,286

Female Health Care Products - 0.0%

The Female Health Co.	13,773	65,560

Filtration/Separation Products - 0.3%

CLARCOR, Inc.	38,952	1,310,345
PMFG, Inc.†	11,379	183,316
Polypore International, Inc.†	16,807	454,125

		1,947,786

Finance-Auto Loans - 0.0%

Credit Acceptance Corp.†	4,338	245,748

Finance-Commercial - 0.0%

Newstar Financial, Inc.†	21,560	144,668

Finance-Consumer Loans - 0.4%

ASTA Funding, Inc.	8,162	66,520
Encore Capital Group, Inc.†	10,762	213,195
Nelnet, Inc., Class A	20,385	446,636
Ocwen Financial Corp.†	57,324	521,075
Portfolio Recovery Associates, Inc.†	13,106	834,852
The Student Loan Corp.	3,089	57,610
The First Marblehead Corp.†	42,759	87,656
World Acceptance Corp.†	12,675	516,506

		2,744,050

Finance-Credit Card - 0.0%

CompuCredit Holdings Corp.	8,873	38,775

Finance-Investment Banker/Broker - 0.9%

Cowen Group, Inc., Class A†	27,964	95,917
Diamond Hill Investment Group, Inc.#	1,862	95,800
Duff & Phelps Corp., Class A	21,061	210,399
Evercore Partners, Inc., Class A	12,088	296,035
FBR Capital Markets Corp.†	40,600	138,852
GFI Group, Inc.	51,268	229,681
Gleacher & Co., Inc.†	60,105	100,976
International Assets Holding Corp.†	9,826	160,852
Investment Technology Group, Inc.†	33,655	447,275
JMP Group, Inc.	11,518	65,998
KBW, Inc.	27,396	601,890
Knight Capital Group, Inc., Class A†	72,990	867,121
LaBranche & Co., Inc.†	28,705	111,662
Ladenburg Thalmann Financial Services, Inc.†	70,434	56,347
MF Global Holdings, Ltd.†	81,042	534,877
Oppenheimer Holdings, Inc. Class A	7,759	180,785
optionsXpress Holdings, Inc.†	32,624	464,566
Penson Worldwide, Inc.†	15,786	72,773
Piper Jaffray Cos., Inc.†	11,982	330,943
Rodman & Renshaw Capital Group, Inc.†	12,312	24,624
Sanders Morris Harris Group, Inc.	16,053	82,673
Stifel Financial Corp.†	26,352	1,140,515
SWS Group, Inc.	22,078	159,182
TradeStation Group, Inc.†	31,550	185,199

		6,654,942

Finance-Leasing Companies - 0.0%

California First National Bancorp	1,453	18,090
Marlin Business Services Corp.†	6,616	64,506

		82,596

Finance-Mortgage Loan/Banker - 0.0%

Federal Agricultural Mtg. Corp., Class C	7,451	81,439

Finance-Other Services - 0.1%

BGC Parnters, Inc., Class A	44,041	227,251
MarketAxess Holdings, Inc.	21,345	326,365

		553,616

Financial Guarantee Insurance - 0.3%

Ambac Financial Group, Inc.†	222,724	121,607
MGIC Investment Corp.†	154,809	1,117,721
Primus Guaranty, Ltd.†	12,530	47,990
Radian Group, Inc.	102,709	650,148
The PMI Group, Inc.†	110,385	339,986

		2,277,452

Firearms & Ammunition - 0.1%

Smith & Wesson Holding Corp.†	46,146	173,048
Sturm Ruger & Co., Inc.	14,761	189,974

		363,022

Food-Canned - 0.2%

Seneca Foods Corp., Class A†	6,478	161,691
TreeHouse Foods, Inc.†	26,853	1,114,399

		1,276,090

Food-Confectionery - 0.1%

Tootsie Roll Industries, Inc.	18,562	438,249

Food-Dairy Products - 0.0%

Lifeway Foods, Inc.†	3,744	37,515

Food-Misc. - 0.7%

B&G Foods, Inc.	36,777	392,778
Bridgford Foods Corp.	1,376	16,182
Cal-Maine Foods, Inc.	10,874	322,740
Chiquita Brands International, Inc.†	34,663	435,367
Diamond Foods, Inc.	16,844	711,322
Dole Food Co., Inc.†	27,733	239,613
J & J Snack Foods Corp.	10,965	413,929
John B. Sanfilippo & Son, Inc.†	6,101	78,093
Lancaster Colony Corp.	14,945	681,044
Lance, Inc.	19,971	429,576
M&F Worldwide Corp.†	8,197	190,171
Seaboard Corp.	251	404,110
Senomyx, Inc.†	29,813	121,637
Smart Balance, Inc.†	48,372	176,074
The Hain Celestial Group, Inc.†	31,627	706,547

		5,319,183

Food-Retail - 0.3%

Arden Group, Inc., Class A	925	80,919
Great Atlantic & Pacific Tea Co., Inc.†	24,639	74,903
Ingles Markets, Inc., Class A	9,693	143,262
Ruddick Corp.	33,871	1,096,404
Village Super Market Inc., Class A	4,761	123,453
Weis Markets, Inc.	8,496	298,719
Winn-Dixie Stores, Inc.†	42,544	279,089

		2,096,749

Food-Wholesale/Distribution - 0.4%

Calavo Growers, Inc.	8,480	166,463
Fresh Del Monte Produce, Inc.†	30,640	673,161
Nash Finch Co.	9,707	381,194
Spartan Stores, Inc.	17,391	227,300
United Natural Foods, Inc.†	33,357	1,158,822

		2,606,940

Footwear & Related Apparel - 0.8%

CROCS, Inc.†	66,261	828,262
Deckers Outdoor Corp.†	29,883	1,299,014
Iconix Brand Group, Inc.†	55,750	849,351

Lacrosse Footwear, Inc.	3,625	45,168
R.G. Barry Corp.	6,521	70,492
Skechers USA, Inc., Class A†	26,724	680,660
Steven Madden, Ltd.†	18,937	652,001
The Timberland Co., Class A†	31,956	513,533
Weyco Group, Inc.	5,485	128,514
Wolverine World Wide, Inc.	38,301	967,866

		6,034,861

Forestry - 0.0%

Deltic Timber Corp.	8,292	338,562

Funeral Services & Related Items - 0.0%

Stewart Enterprises, Inc., Class A#	62,858	299,204

Gambling (Non-Hotel) - 0.1%

Isle of Capri Casinos, Inc.†	12,128	85,866
Pinnacle Entertainment, Inc.†	46,755	458,199

		544,065

Gas-Distribution - 1.3%

Chesapeake Utilities Corp.	7,305	251,584
New Jersey Resources Corp.	31,894	1,186,776
Nicor, Inc.	34,964	1,478,628
Northwest Natural Gas Co.	20,516	932,247
Piedmont Natural Gas Co., Inc.	55,407	1,511,503
South Jersey Industries, Inc.	23,072	1,084,153
Southwest Gas Corp.	35,041	1,102,040
The Laclede Group, Inc.	17,208	573,026
WGL Holdings, Inc.	39,115	1,379,586

		9,499,543

Gold Mining - 0.4%

Allied Nevada Gold Corp.†	57,830	1,356,114
Golden Star Resources, Ltd.†	199,136	941,913
Capital Gold Corp.†	47,286	153,679
Jaguar Mining, Inc.†	64,929	381,783
US Gold Corp.†	68,849	355,949

		3,189,438

Golf - 0.0%

Callaway Golf Co.	49,731	310,819

Hazardous Waste Disposal - 0.2%

Clean Harbors, Inc.†	17,820	1,077,219
EnergySolutions, Inc.	68,351	313,048
US Ecology, Inc.	14,138	191,570

		1,581,837

Health Care Cost Containment - 0.1%

Corvel Corp.†	5,378	197,803
MedQuist, Inc.†	8,730	64,165
Prospect Medical Holdings, Inc.†	7,397	63,614
Transcend Services, Inc.†	7,049	100,237

		425,819

Healtcare Safety Device - 0.0%

Unilife Corp.†	37,362	183,074

Heart Monitors - 0.1%

HeartWare International, Inc.†	7,224	467,826

Home Furnishings - 0.2%

American Woodmark Corp.	6,980	106,654
Ethan Allen Interiors, Inc.	19,045	256,917
Furniture Brands International, Inc.†	33,453	155,556
Hooker Furniture Corp.	8,322	77,811
Kimball International, Inc., Class B	24,195	125,088
La-Z-Boy, Inc.†	39,810	266,727
Sealy Corp.†	37,086	87,894
Select Comfort Corp.†	42,187	227,810

		1,304,457

Hotels/Motels - 0.2%

Gaylord Entertainment Co.†	26,772	700,356
Marcus Corp.	15,730	173,030
Morgans Hotel Group Co.†	16,702	104,220
Orient-Express Hotels, Ltd., Class A†	70,125	605,880
Red Lion Hotels Corp.†	9,324	58,275

		1,641,761

Housewares - 0.0%

Libbey, Inc.†	12,483	140,059
Lifetime Brands, Inc.†	7,146	97,472

		237,531

Human Resources - 0.6%

Administaff, Inc.	16,810	363,432
AMN Healthcare Services, Inc.†	25,315	112,652
Barrett Business Services, Inc.	5,986	79,195
CDI Corp.	9,687	107,429
Cross Country Healthcare, Inc.†	23,949	177,462
Heidrick & Struggles International, Inc.	13,491	234,339
Hudson Highland Group, Inc.†	24,830	74,490
Kelly Services, Inc., Class A†	20,426	213,247
Kenexa Corp.†	17,450	194,393
Kforce, Inc.†	23,736	250,889
Korn/Ferry International†	35,531	462,614
On Assignment, Inc.†	28,127	122,352
Resources Connection, Inc.	35,778	396,778
SFN Group, Inc.†	40,096	218,122
SuccessFactors, Inc.†	48,592	1,025,291
Team Health Holdings, Inc.†	11,837	149,265
TrueBlue, Inc.†	34,043	367,324

		4,549,274

Identification Systems - 0.3%

Brady Corp., Class A	37,720	971,667
Checkpoint Systems, Inc.†	30,491	559,205
Cogent, Inc.†	40,549	446,039
L-1 Identity Solutions, Inc.†	59,316	533,251

		2,510,162

Independent Power Producers - 0.1%

Dynegy, Inc.†	79,187	390,392

Industrial Audio & Video Products - 0.0%

Ballantyne Strong, Inc.†	10,955	85,997
Sonic Solutions, Inc.†	19,692	158,521
SRS Labs, Inc.†	9,094	81,573

		326,091

Industrial Automated/Robotic - 0.4%

Cognex Corp.	30,640	597,480
Gerber Scientific, Inc.†	19,430	107,448
Intermec, Inc.†	37,740	396,648
iRobot Corp.†	16,239	269,080
Nordson Corp.	26,353	1,691,072

		3,061,728

Instruments-Controls - 0.3%

Spectrum Control, Inc.†	9,828	116,069
Watts Water Technologies, Inc., Class A	22,636	679,985
Woodward Governor Co.	47,067	1,229,390
X-Rite, Inc.†	25,793	84,859

		2,110,303

Instruments-Scientific - 0.2%

Dionex Corp.†	13,609	986,653
FEI Co.†	29,343	488,854
OYO Geospace Corp.†	3,153	155,285

		1,630,792

Insurance Brokers - 0.0%

Crawford & Co., Class B†	18,436	49,224
eHealth, Inc.†	18,168	184,042
Life Partners Holdings, Inc.	5,646	83,391

		316,657

Insurance-Life/Health - 0.5%

American Equity Investment Life Holding Co.	45,170	428,663
CNO Financial Group, Inc.†	171,513	811,256
Delphi Financial Group, Inc., Class A	36,709	818,611
FBL Financial Group, Inc., Class A	10,364	238,372
Kansas City Life Insurance Co.	3,223	98,173
National Western Life Insurance Co., Class A	1,699	217,574
Presidential Life Corp.	15,966	137,946
Primerica, Inc.	18,590	390,948
The Phoenix Cos., Inc.†	89,590	159,470
Universal American Corp.	24,707	341,204

		3,642,217

Insurance-Multi-line - 0.1%

Citizens, Inc.†	28,130	189,596
Horace Mann Educators Corp.	30,293	496,805
United Fire & Casualty Co.	17,615	356,352

		1,042,753

Insurance-Property/Casualty - 1.5%

American Physicians Capital, Inc.	6,068	250,851
American Physicians Service Group, Inc.	4,772	125,504
American Safety Insurance Holdings, Ltd.†	7,994	124,946
AMERISAFE, Inc.†	14,551	255,661
Amtrust Financial Services, Inc.	17,235	235,258
Baldwin & Lyons, Inc., Class B	6,345	140,795
CNA Surety Corp.†	13,652	228,807
Donegal Group, Inc., Class A	8,626	94,541
EMC Insurance Group, Inc.	3,702	76,187
Employers Holdings, Inc.	32,998	483,751
Enstar Group, Ltd.†	5,374	374,138
First American Financial Corp.	80,246	1,190,048
First Mercury Financial Corp.	11,059	100,747
FPIC Insurance Group, Inc.†	7,546	229,021
Global Indemnity PLC†	10,636	175,707
Hallmark Financial Services, Inc.†	8,967	74,785
Harleysville Group, Inc.	8,957	285,549
Hilltop Holdings, Inc.†	30,628	302,298
Infinity Property & Casualty Corp.	10,214	473,419
Meadowbrook Insurance Group, Inc.	41,869	359,655
National Interstate Corp.	5,073	97,452
Navigators Group, Inc.†	9,396	393,035
NYMAGIC, Inc.	3,703	94,537
PMA Capital Corp., Class A†	24,910	172,128
ProAssurance Corp.†	25,104	1,329,257
RLI Corp.	14,160	742,834
Safety Insurance Group, Inc.	9,748	397,231
SeaBright Insurance Holdings, Inc.	16,997	120,169
Selective Insurance Group, Inc.	41,128	611,162
State Auto Financial Corp.	11,137	155,695
Stewart Information Services Corp.	13,341	139,147
Tower Group, Inc.	31,244	670,496
Universal Insurance Holdings, Inc.	13,310	55,370

		10,560,181

Insurance-Reinsurance - 0.8%

Alterra Capital Holdings, Ltd.	74,396	1,379,302
Argo Group International Holdings, Ltd.	23,981	730,701
Flagstone Reinsurance Holdings SA	40,223	405,046
Gerova Financial Group, Ltd.†	5,151	27,816
Greenlight Capital Re, Ltd. Class A†	21,853	505,241
Maiden Holdings, Ltd.	38,327	280,937
Montpelier Re Holdings, Ltd.	54,899	869,600
Platinum Underwriters Holdings, Ltd.	31,739	1,276,225

		5,474,868

Internet Application Software - 0.3%

Art Technology Group, Inc.†	121,265	423,215
DealerTrack Holdings, Inc.†	31,128	458,982
eResearchTechnology, Inc.†	37,690	279,095
KIT Digital, Inc.†	15,293	131,367
Lionbridge Technologies, Inc.†	46,022	205,258
RealNetworks, Inc.†	64,658	174,577
S1 Corp.†	39,991	194,756
VirnetX Holding Corp.	27,226	199,022
Vocus, Inc.†	12,931	191,637

		2,257,909

Internet Connectivity Services - 0.2%

AboveNet, Inc.†	17,390	897,672
Cogent Communications Group, Inc.†	34,643	302,087
Internap Network Services Corp.†	40,018	164,674
PC-Tel, Inc.†	14,735	84,579

		1,449,012

Internet Content-Entertainment - 0.0%

Limelight Networks, Inc.†	35,400	140,184

Internet Content-Information/News - 0.1%

Archipelago Learning, Inc.†	9,055	94,625
Dice Hloldings, Inc.†	12,258	77,225
Health Grades, Inc.†	19,717	161,482
Loopnet, Inc.†	14,017	147,739
TechTarget, Inc.†	11,676	51,842
The Knot, Inc.†	23,233	164,025
Travelzoo, Inc.†	4,267	77,915

		774,853

Internet Financial Services - 0.0%

Online Resources Corp.†	20,776	82,065

Internet Incubators - 0.1%

Internet Capital Group, Inc.†	28,146	236,849

Moduslink Global Solutions, Inc.†	34,209	198,754
Safeguard Scientifics, Inc.†	15,828	182,022

		617,625

Internet Infrastructure Equipment - 0.0%

Network Engines, Inc.†	27,822	37,003

Internet Infrastructure Software - 0.3%

Openwave Systems, Inc.†	64,772	104,931
support.com, Inc.†	36,043	136,963
TeleCommunication Systems, Inc., Class A†	35,028	107,886
TIBCO Software, Inc.†	128,314	1,859,270

		2,209,050

Internet Security - 0.2%

Blue Coat Systems, Inc.†	32,138	605,158
Sourcefire, Inc.†	21,219	538,326
Vasco Data Security International, Inc.†	20,806	124,108
Zix Corp.†	43,088	115,045

		1,382,637

Internet Telephone - 0.1%

j2 Global Communications, Inc.†	34,891	752,599

Intimate Apparel - 0.2%

The Warnaco Group, Inc.†	34,297	1,436,358

Investment Companies - 0.9%

American Capital, Ltd.†	262,306	1,329,891
Apollo Investment Corp.	149,712	1,432,744
Arlington Asset Investment Corp., Class A	5,206	103,287
Blackrock Kelso Capital Corp	50,484	545,227
Capital Southwest Corp.	2,199	191,841
Fifth Street Finance Corp.	42,078	414,889
Gladstone Capital Corp.	16,249	169,477
Gladstone Investment Corp.	17,053	100,613
Golub Capital BDC, Inc.	5,718	82,225
Harris & Harris Group, Inc.†	23,838	90,108
Hercules Technology Growth Capital, Inc.	27,995	256,294
Main Street Capital Corp.	11,504	170,604
MCG Capital Corp.	59,125	312,180
Medallion Financial Corp.	11,470	80,864
MVC Capital, Inc.	18,765	240,943
NGP Capital Resources Co.	16,704	135,135
PennantPark Investment Corp.	27,463	271,334
Prospect Capital Corp.	55,480	509,306
THL Credit, Inc.	6,956	80,620
TICC Capital Corp.	20,756	190,125
Triangle Capital Corp.	9,273	142,990

		6,850,697

Investment Management/Advisor Services - 0.2%

Artio Global Investors, Inc.	21,441	296,958
Calamos Asset Management, Inc., Class A	14,873	140,699
Cohen & Steers, Inc.	13,484	287,749
Epoch Holding Corp.	10,185	100,933
Financial Engines, Inc.†	9,964	133,119
GAMCO Investors, Inc., Class A	5,352	188,926
National Financial Partners Corp.†	32,957	350,662
Pzena Investment Management, Inc., Class A	5,912	37,068
Virtus Investment Partners, Inc.†	3,931	104,289
Westwood Holdings Group, Inc.#	4,490	137,394

		1,777,797

Lasers-System/Components - 0.4%

Applied Energetics Inc. Com†	59,876	68,259
Coherent, Inc.†	19,516	725,019
Cymer, Inc.†	23,237	683,865
Electro Scientific Industries, Inc.†	21,366	231,821
II-VI, Inc.†	19,373	666,237
Newport Corp.†	28,327	268,257
Rofin-Sinar Technologies, Inc.†	21,832	445,373

		3,088,831

Leisure Products - 0.1%

Brunswick Corp.	68,373	869,021
Johnson Outdoors, Inc. Class A†	3,368	33,511
Marine Products Corp.†	7,677	39,767
Multimedia Games, Inc.†	21,185	73,936

		1,016,235

Lighting Products & Systems - 0.1%

Universal Display Corp.†	23,259	458,435

Linen Supply & Related Items - 0.1%

G&K Services, Inc., Class A	14,340	288,091
UniFirst Corp.	10,889	427,502

		715,593

Machine Tools & Related Products - 0.0%

Thermadyne Hldgs Corp.†	6,674	73,614

Machinery-Construction & Mining - 0.1%

Astec Industries, Inc.†	15,325	393,853

Machinery-Electrical - 0.3%

Baldor Electric Co.	36,160	1,268,493
Franklin Electric Co., Inc.	17,964	568,920

		1,837,413

Machinery-Farming - 0.1%

Alamo Group, Inc.	4,990	97,305
Lindsay Corp.	9,643	355,537

		452,842

Machinery-General Industrial - 0.6%

Albany International Corp., Class A	21,108	374,667
Altra Holdings, Inc.†	20,700	266,409
Applied Industrial Technologies, Inc.	32,699	876,333
Chart Industries, Inc.†	22,151	352,644
DXP Enterprises, Inc.†	6,376	115,725
Flow International Corp.†	36,207	78,569
Intevac, Inc.†	17,204	162,062
Kadant, Inc.†	9,597	163,533
Middleby Corp.†	12,831	705,577
Robbins & Myers, Inc.	20,756	491,087
Sauer-Danfoss, Inc.†	8,931	145,218
Tennant Co.	14,580	455,479
Twin Disc, Inc.	6,474	76,846

		4,264,149

Machinery-Material Handling - 0.1%

Cascade Corp.	7,012	218,915
Columbus McKinnon Corp.†	14,768	189,030
NACCO Industries, Inc., Class A	4,465	346,216

		754,161

Machinery-Print Trade - 0.0%

Presstek, Inc.†	21,190	37,083

Machinery-Pumps - 0.1%

Tecumseh Products Co., Class A†	14,273	167,137
The Gorman-Rupp Co.	9,408	241,785

		408,922

Marine Services - 0.0%

Great Lakes Dredge & Dock Corp.	45,227	228,170

Medical Imaging Systems - 0.1%

IRIS International, Inc.†	12,535	96,206
MELA Sciences, Inc.†	19,487	134,070
Merge Healthcare, Inc.†	39,884	100,508
Vital Images, Inc.†	11,158	140,814

		471,598

Medical Information Systems - 0.3%

athenahealth, Inc.†	25,562	688,640
Computer Programs & Systems, Inc.	7,567	309,188
Medidata Solutions, Inc.†	14,521	249,180
Quality Systems, Inc.	14,571	816,705

		2,063,713

Medical Instruments - 1.1%

Abaxis, Inc.†	17,054	307,995
AGA Medical Holdings, Inc.†	10,495	143,257
AngioDynamics, Inc.†	19,097	291,611
Arthrocare Corp.†	20,819	540,461
Bruker Corp.†	56,091	666,922
Conceptus, Inc.†	23,967	331,104
Conmed Corp.†	22,537	417,160
CryoLife, Inc.†	22,129	114,849
Delcath Systems, Inc.†	33,707	204,939
Dexcom, Inc.†	44,361	543,422
Endologix, Inc.†	37,585	150,716
Genomic Health, Inc.†	10,803	156,211
Integra LifeSciences Holdings Corp.†	16,240	564,665
Kensey Nash Corp.†	6,184	164,000
MAKO Surgical Corp.†	19,716	205,835
Micrus Endovascular Corp.†	12,475	292,040
Natus Medical, Inc.†	21,997	265,504
NuVasive, Inc.†	30,233	887,339
PURE Bioscience†	26,915	49,793
Solta Medical, Inc.†	45,851	69,694
Spectranetics Corp.†	25,552	124,183
Stereotaxis, Inc.†	22,047	69,448
SurModics, Inc.†	13,446	161,755
Symmetry Medical, Inc.†	27,768	249,634
Vascular Solutions, Inc.†	12,928	161,729
Volcano Corp.†	38,824	858,010
Young Innovations, Inc.	4,341	113,864

		8,106,140

Medical Labs & Testing Services - 0.1%

Bio-Reference Laboratories, Inc.†	18,503	366,730
Genoptix, Inc.†	13,529	232,834
NeoStem, Inc.†	20,947	33,096

		632,660

Medical Laser Systems - 0.0%

Cutera, Inc.†	10,401	73,223
Cynosure, Inc. Class A†	7,508	70,125
LCA-Vision, Inc.†	14,414	57,224
Palomar Medical Technologies, Inc.†	14,304	126,447

		327,019

Medical Products - 1.3%

ABIOMED, Inc.†	24,140	218,467
Accuray, Inc.†	39,475	259,746
Alphatec Holdings, Inc.†	39,233	80,820
American Medical Systems Holdings, Inc.†	58,216	1,060,696
BioMimetic Therapeutics, Inc.†	13,898	126,750
Atrion Corp.	1,208	168,202
Cantel Medical Corp.	9,941	142,852
Cerus Corp.†	30,044	86,226
Cyberonics, Inc.†	21,458	459,845
Exactech, Inc.†	6,423	93,198
Greatbatch, Inc.†	17,937	393,717
Haemonetics Corp.†	19,403	1,010,508
Hanger Orthopedic Group, Inc.†	20,128	262,670
Invacare Corp.	22,460	514,334
Luminex Corp.†	28,947	415,100
NxStage Medical, Inc.†	19,178	302,437
Orthofix International N.V.†	13,604	363,227
Orthovita, Inc.†	51,483	84,432
PSS World Medical, Inc.†	44,152	810,631
Syneron Medical, Ltd.†	27,485	220,430
Synovis Life Technologies, Inc.†	8,726	122,164
TomoTherapy, Inc.†	37,314	114,927
West Pharmaceutical Services, Inc.	25,686	863,563
Wright Medical Group, Inc.†	29,978	397,808
Zoll Medical Corp.†	16,555	437,383

		9,010,133

Medical Sterilization Products - 0.2%

STERIS Corp.	45,769	1,316,774

Medical-Biomedical/Gene - 2.0%

Acorda Therapeutics, Inc.†	29,905	900,739
Affymax, Inc.†	15,880	89,246
Alnylam Pharmaceuticals, Inc.†	28,130	385,381
AMAG Pharmaceuticals, Inc.†	16,227	408,920
Arena Pharmaceuticals, Inc.†	86,685	564,319
ARIAD Pharmaceuticals, Inc.†	85,482	299,187
Arqule, Inc.†	32,065	167,379
AspenBio Pharma, Inc.†	27,579	14,341
AVEO Pharmaceuticals, Inc.†	7,159	62,426
BioCryst Pharmaceuticals, Inc.†	22,299	105,697

Biosante Pharmaceuticals, Inc.†	54,354	71,204
BioTime, Inc.†	16,436	68,867
Cambrex Corp.†	22,655	94,471
Celera Corp.†	63,322	417,925
Celldex Therapeutics, Inc.†#	24,545	106,280
Chelsea Therapeutics International, Inc.†	24,341	99,068
Clinical Data, Inc.†	9,058	135,417
Cubist Pharmaceuticals, Inc.†	45,104	993,641
Curis, Inc.†	58,402	71,834
Cytokinetics, Inc.†	35,854	80,313
Dynavax Technologies Corp.†	55,295	89,578
CytRx Corp.†	84,286	55,629
Emergent Biosolutions, Inc.†	14,624	265,572
Enzo Biochem, Inc.†	25,728	91,077
Enzon Pharmaceuticals, Inc.†	38,251	392,455
Exact Sciences Corp.†	27,438	125,940
Exelixis, Inc.†	83,856	248,214
Geron Corp.†	75,828	350,325
Halozyme Therapeutics, Inc.†	55,427	423,462
Immunogen, Inc.†	52,336	280,521
Immunomedics, Inc.†	50,690	144,973
Incyte Corp., Ltd.†	67,921	850,371
Inhibitex, Inc.†	37,991	53,947
Inovio Biomedical Corp.†	61,931	48,207
InterMune, Inc.†	35,105	365,794
Lexicon Pharmaceuticals, Inc.†	152,703	219,129
Ligand Pharmaceuticals, Inc. Class B†	90,809	132,581
Martek Biosciences Corp.†	25,725	561,320
Maxygen, Inc.†#	23,997	132,463
Micromet, Inc.†	62,429	383,314
Momenta Pharmaceuticals, Inc.†	31,048	448,644
Nanosphere, Inc.†	13,151	38,269
Neuralstem, Inc.†	35,534	65,738
Novavax, Inc.†	69,814	140,326
NPS Pharmaceuticals, Inc.†	45,495	296,173
Nymox Pharmaceutical Corp.†	14,298	52,760
Omeros Corp.†	14,475	87,719
PDL BioPharma, Inc.	92,427	523,137
Peregrine Pharmaceuticals, Inc.†	42,531	56,566
RTI Biologics, Inc.†	42,253	89,576
Sangamo Biosciences, Inc.†	34,834	103,283
Seattle Genetics, Inc.†	64,560	739,212
Sequenom, Inc.†	57,951	355,240
StemCells, Inc.†	92,427	69,413
SuperGen, Inc.†	43,481	86,962
The Medicines Co.†	41,119	472,869
Transcept Pharmaceuticals, Inc.†	4,133	29,179
Vical, Inc.†	43,393	132,349
ZIOPHARM Oncology, Inc.†	37,718	135,785
Zymogenetics, Inc.†	40,988	204,940

		14,479,667

Medical-Drugs - 1.6%

Akorn, Inc.†	42,625	145,778
Alimera Sciences, Inc.†	5,060	43,263
Anthera Pharmaceuticals, Inc.†	4,427	16,823
Ardea Biosciences, Inc.†	10,273	206,898
Array Biopharma, Inc.†	41,015	110,330
Auxilium Pharmaceuticals, Inc.†	32,207	834,483
Biodel, Inc.†	12,934	48,114
BioSpecifics Technologies Corp.†	3,064	81,196
Cadence Pharmaceuticals, Inc.†	19,197	151,656
CombinatoRx, Inc.†	50,781	65,508
Corcept Therapeutics, Inc.†	20,973	58,515
Cumberland Pharmaceuticals, Inc.†	9,533	48,142
Cytori Therapeutics, Inc.†	31,679	142,872
Durect Corp.†#	67,025	139,412
Eurand NV†	14,126	124,591
Furiex Pharmaceuticals, Inc.†	6,788	67,608
Hi-Tech Pharmacal Co., Inc.†	7,672	133,109
Idenix Pharmaceuticals, Inc.†#	27,571	165,702
Infinity Pharmaceuticals, Inc.†	11,218	52,949
Ironwood Pharmaceuticals, Inc.†	14,911	138,225
Jazz Pharmaceuticals Inc†	11,518	102,510
Keryx Biopharmaceuticals, Inc.†	39,410	137,935
Lannett Co., Inc.†	8,041	32,646
MAP Pharmaceuticals, Inc.†	10,653	115,212
Medicis Pharmaceutical Corp., Class A	46,559	1,280,373
Medivation, Inc.†	26,265	250,437
NeurogesX, Inc.†	8,520	49,246
Opko Health, Inc.†	68,401	141,590
Optimer Pharmaceuticals, Inc.†	25,754	207,062
Orexigen Therapeutics, Inc.†	23,448	103,171
Pain Therapeutics, Inc.†	27,417	155,043
Pharmasset, Inc.†	22,642	549,974
PharMerica Corp.†	23,668	183,664
Pozen, Inc.†	20,516	138,893
Progenics Pharmaceuticals, Inc.†	21,820	88,153
Rigel Pharmaceuticals, Inc.†	40,138	314,281
Salix Pharmaceuticals, Ltd.†	44,016	1,666,446
Santarus, Inc.†	40,456	91,835
Savient Pharmaceuticals, Inc.†	52,137	751,816
SciClone Pharmaceuticals, Inc.†	28,776	69,350
SIGA Technologies, Inc.†	24,171	181,162
Somaxon Pharmaceuticals, Inc.†	21,875	91,219
Sucampo Pharmaceuticals, Inc. Class A†	8,532	28,582
Synta Pharmaceuticals Corp.†	17,229	47,724
Targacept, Inc.†	18,414	382,459
Vanda Pharmaceuticals, Inc.†	21,532	135,006
ViroPharma, Inc.†	60,102	753,679
Vivus, Inc.†	62,446	352,195
XenoPort, Inc.†	21,180	121,997

		11,298,834

Medical-Generic Drugs - 0.2%

Acura Pharmaceuticals, Inc.†	7,092	17,305
Caraco Pharmaceutical Laboratories, Ltd.†	6,641	36,459
Impax Laboratories, Inc.†	48,358	757,770
Par Pharmaceutical Cos., Inc.†	27,079	714,073

		1,525,607

Medical-HMO - 0.8%

AMERIGROUP Corp.†	39,932	1,473,491
Centene Corp.†	37,893	766,197
Healthspring, Inc.†	44,751	929,031
Magellan Health Services, Inc.†	25,747	1,127,976
Metropolitan Health Networks, Inc.†	30,827	107,586
Molina Healthcare, Inc.†	11,987	303,990
Triple-S Management Corp., Class B†	15,669	249,451

WellCare Health Plans, Inc.†	32,740	812,279

		5,770,001

Medical-Hospitals - 0.1%

MedCath Corp.†	15,850	126,642
Select Medical Holdings Corp.†	38,802	277,434

		404,076

Medical-Nursing Homes - 0.2%

Assisted Living Concepts, Inc.†, Class A	7,590	206,296
Kindred Healthcare, Inc.†	30,493	358,293
National Healthcare Corp.	6,933	240,644
Skilled Healthcare Group, Inc. Class A†	15,310	51,442
Sun Healthcare Group, Inc.†	57,729	467,605
The Ensign Group, Inc.	11,050	183,872

		1,508,152

Medical-Outpatient/Home Medical - 0.4%

Air Methods Corp.†	8,625	314,640
Allied Healthcare International, Inc.†	34,832	70,709
Almost Family, Inc.†	6,315	159,580
Amedisys, Inc.†	22,058	509,981
America Service Group, Inc.	6,939	95,133
Amsurg Corp.†	23,882	398,113
Continucare Corp.†	22,411	72,836
Gentiva Health Services, Inc.†	23,022	473,102
LHC Group, Inc.†	12,071	241,541
Res-Care, Inc.†	19,485	241,614

		2,577,249

Metal Processors & Fabrication - 0.7%

Ampco-Pittsburgh Corp.	6,584	141,424
CIRCOR International, Inc.	13,181	367,091
Dynamic Materials Corp.	10,009	136,923
Hawk Corp., Class A†	3,815	139,781
Haynes International, Inc.	9,379	274,617
Kaydon Corp.	25,831	837,183
Ladish Co,. Inc.†	12,128	301,866
LB Foster Co., Class A†	7,865	201,501
Mueller Industries, Inc.	29,107	686,343
RBC Bearings, Inc.†	16,773	491,281
RTI International Metals, Inc.†	23,228	641,093
Sun Hydraulics Corp.	9,649	215,173
Worthington Industries, Inc.	46,703	664,117

		5,098,393

Metal Products-Distribution - 0.1%

A.M. Castle & Co.†	12,896	179,770
Lawson Products, Inc.	3,133	42,483
Olympic Steel, Inc.	7,043	155,228

		377,481

Metal-Aluminum - 0.1%

Century Aluminum Co.†	49,236	492,360
Kaiser Aluminum Corp.	11,732	433,145
Noranda Aluminium Holding Corp.†	8,881	70,782

		996,287

Miscellaneous Manufacturing - 0.1%

American Railcar Industries, Inc.†	7,271	83,980
Freightcar America, Inc.	9,216	214,641
John Bean Technologies Corp.	21,744	323,333
Movado Group, Inc.†	12,009	121,771
NL Industries, Inc.	5,257	40,058
Trimas Corp.†	11,583	149,305

		933,088

Motion Pictures & Services - 0.1%

Ascent Media Corp., Class A† Class A	11,040	294,823
Lions Gate Entertainment Corp.†	52,471	374,643

		669,466

MRI/Medical Diagnostic Imaging - 0.0%

Alliance HealthCare Services, Inc.†	21,227	89,153

Multilevel Direct Selling - 0.1%

Nu Skin Enterprises, Inc., Class A	38,026	972,325

Multimedia - 0.1%

Entravision Communications Corp., Class A†	37,523	58,536
EW Scripps Co., Class A†	24,444	165,975
Journal Communications, Inc., Class A†	32,411	128,347
Martha Stewart Living Omnimedia, Inc., Class A†	20,506	88,996
Media General, Inc., Class A†	17,022	130,899

		572,753

Music - 0.0%

Warner Music Group Corp.†	34,535	144,356

Networking Products - 0.7%

Acme Packet, Inc.†	33,810	1,136,016
Anixter International, Inc.†	21,691	995,183
BigBand Networks, Inc.†#	38,547	104,077
Black Box Corp.	13,554	382,223
Calix, Inc.†	5,738	69,774
Extreme Networks, Inc.†	69,507	190,449
Hypercom Corp.†	35,593	111,406
Infinera Corp.†	67,914	573,194
Ixia†	25,239	284,948
LogMeIn, Inc.†	11,628	381,050
Meru Networks, Inc.†	4,165	53,312
Netgear, Inc.†	27,189	574,232

		4,855,864

Non-Ferrous Metals - 0.4%

Brush Engineered Materials, Inc.†	15,661	376,647
Globe Specialty Metals, Inc.†	47,356	517,601
Horsehead Holding Corp†	33,469	265,075
Thompson Creek Metals Co., Inc.†	107,965	926,340
Uranium Energy Corp.†	46,784	118,831
USEC, Inc.†	88,073	413,943

		2,618,437

Non-Hazardous Waste Disposal - 0.0%

Casella Waste Systems, Inc., Class A†	19,266	85,541

Office Furnishings-Original - 0.4%

CompX International, Inc.	888	10,478
Herman Miller, Inc.	43,991	722,332
HNI Corp.	34,922	816,127
Interface, Inc. Class A	38,979	499,711
Knoll, Inc.	36,299	487,133
Steelcase, Inc., Class A	59,155	367,353

		2,903,134

Office Supplies & Forms - 0.1%

ACCO Brands Corp.†	42,323	245,897
Ennis, Inc.	20,001	307,815
The Standard Register Co.	13,808	39,629

		593,341

Oil & Gas Drilling - 0.1%

Hercules Offshore, Inc.†	88,630	189,668
Parker Drilling Co.†	89,593	325,222
Pioneer Drilling Co.†	41,790	227,338
Seahawk Drilling, Inc.†	8,278	59,602
Vantage Drilling Co.†	117,438	158,541

		960,371

Oil Companies-Exploration & Production - 2.2%

Abraxas Petroleum Corp.†	51,938	125,171
American Oil And Gas, Inc.†	38,800	265,780
Apco Oil and Gas International, Inc.	7,048	183,248
Approach Resource, Inc.†	10,026	87,226
ATP Oil & Gas Corp.†	34,352	391,956
Berry Petroleum Co., Class A	39,489	1,072,126
Bill Barrett Corp.†	35,474	1,155,033
BPZ Energy, Inc.†	75,197	297,028
Brigham Exploration Co.†	89,893	1,377,161
Callon Petroleum Co.†	22,214	82,192
CAMAC Energy, Inc.†	36,808	85,395
Carrizo Oil & Gas, Inc.†	24,031	503,690
Clayton Williams Energy, Inc.†	4,540	207,841
Contango Oil & Gas Co.†	9,126	400,175
Delta Petroleum Corp.†	142,834	98,555
DLB Oil & Gas,Inc.(1)(2)	3,000	0
Endeavour International Corp.†	108,912	128,516
Energy Partners, Ltd.†	22,340	244,176
Energy XXI Bermuda, Ltd.†	39,104	781,689
Evolution Petroleum Corp.†	11,406	54,635
FX Energy, Inc.†	33,412	107,253
Gastar Exploration, Ltd.†	33,670	101,010
Georesources Inc.†	10,033	151,599
GMX Resources, Inc.†	23,780	101,065
Goodrich Petroleum Corp.†	18,883	250,766
Gulfport Energy Corp.†	20,888	237,497
Harvest Natural Resources, Inc.†	25,688	180,073
Houston Amern Energy Corp.	13,922	125,298
Isramco, Inc.†	885	45,046
Kodiak Oil & Gas Corp.†	114,318	281,222
Magnum Hunter Resources Corp.†	40,660	156,948
McMoRan Exploration Co.†	64,207	911,097
Miller Petroleum, Inc.†	13,937	58,257
Northern Oil And Gas, Inc.†	34,089	478,610
Panhandle Oil and Gas, Inc., Class A	5,540	123,376
Penn Virginia Corp.	35,105	489,364
PetroCorp, Inc.(1)(2)	2,364	0
Petroleum Development Corp.†	14,873	400,084
Petroquest Energy, Inc.†	42,632	254,939
RAM Energy Resources, Inc.†	42,842	70,689
Resolute Energy Corp.†	29,329	313,234
Rex Energy Corp†	24,909	281,721
Rosetta Resources, Inc.†	40,709	801,967
Stone Energy Corp.†	33,311	376,747
Swift Energy Co.†	29,209	787,183
TransAtlantic Petroleum, Ltd.†	113,717	307,036
Vaalco Energy, Inc.†	39,047	222,177
Venoco, Inc.†	15,223	269,447
W&T Offshore, Inc.	27,000	244,080
Warren Resources, Inc.†	54,692	168,451

		15,837,829

Oil Companies-Integrated - 0.0%

Delek US Holdings, Inc.	10,491	70,395

Oil Field Machinery & Equipment - 0.5%

Complete Production Services, Inc.†	60,042	1,059,141
Dril-Quip, Inc.†	26,228	1,386,674
Gulf Island Fabrication, Inc.	11,056	164,513
Lufkin Industries, Inc.	23,116	893,665
Natural Gas Services Group, Inc.†	9,347	132,727
T-3 Energy Services, Inc.†	10,094	222,876

		3,859,596

Oil Refining & Marketing - 0.1%

Alon USA Energy, Inc.	5,899	31,972
Cheniere Energy, Inc.†	44,226	107,027
CVR Energy, Inc.†	23,402	166,622
Western Refining, Inc.†	39,610	172,700

		478,321

Oil-Field Services - 0.9%

Allis-Chalmers Energy, Inc.†	27,689	107,156
Basic Energy Services, Inc.†	17,915	128,630
Boots & Coots, Inc.†	63,213	188,375
Cal Dive International, Inc.†	72,752	332,477
CARBO Ceramics, Inc.	14,734	1,115,806
Global Industries, Ltd.†	78,270	357,303
Helix Energy Solutions Group, Inc.†	80,755	734,870
Hornbeck Offshore Services, Inc.†	17,954	283,673
Key Energy Services, Inc.†	96,873	775,953
Matrix Service Co.†	20,324	172,957
Newpark Resources, Inc.†	68,730	600,013
RPC, Inc.	22,288	363,517
Superior Well Services, Inc.†	17,550	388,381
Tesco Corp.†	23,315	231,285
TETRA Technologies, Inc.†	58,448	490,379
Union Drilling, Inc.†	11,440	53,425
Willbros Group, Inc.†	36,964	289,428

		6,613,628

Optical Recognition Equipment - 0.0%

Digimarc Corp.†	5,212	102,989

Optical Supplies - 0.0%

STAAR Surgical Co.†	26,929	123,066

Paper & Related Products - 0.5%

Boise, Inc.†	54,137	372,463
Buckeye Technologies, Inc.	30,307	360,047
Cellu Tissue Holdings, Inc.†	6,410	48,844
Clearwater Paper Corp.†	8,865	602,465
Glatfelter	35,359	361,723
KapStone Paper and Packaging Corp.†	29,508	336,096
Neenah Paper, Inc.	11,361	167,234
Schweitzer-Mauduit International, Inc.	14,181	763,505
Verso Paper Corp.†	11,345	24,278
Wausau Paper Corp.†	37,859	239,648
Xerium Technologies, Inc.†	5,781	58,157

		3,334,460

Patient Monitoring Equipment - 0.2%

CardioNet ,Inc.†	18,632	81,608
Insulet Corp.†	31,004	409,873
Masimo Corp.	40,085	912,335

		1,403,816

Petrochemicals - 0.0%

TPC Group, Inc.†	6,102	106,053

Pharmacy Services - 0.2%

BioScrip, Inc.†	30,213	146,835
Catalyst Health Solutions, Inc.†	29,323	1,175,559
Clarient, Inc.†	42,473	140,161

		1,462,555

Photo Equipment & Supplies - 0.1%

Eastman Kodak Co.†	207,499	724,172

Physical Therapy/Rehabilitation Centers - 0.4%

Healthsouth Corp.†	72,278	1,175,240
Psychiatric Solutions, Inc.†	44,154	1,472,536
RehabCare Group, Inc.†	19,175	317,538
U.S. Physical Therapy, Inc.†	7,822	125,387

		3,090,701

Physicians Practice Management - 0.1%

American Dental Partners, Inc.†	12,147	129,730
Healthways, Inc.†	26,342	329,275
IPC The Hospitalist Co., Inc.†	12,533	292,771

		751,776

Pipelines - 0.0%

Crosstex Energy, Inc.†	31,078	230,910

Platinum - 0.1%

Stillwater Mining Co.†	34,342	470,485

Pollution Control - 0.0%

Fuel Tech, Inc.†	13,801	75,768
Met-Pro Corp.	11,289	106,568

		182,336

Poultry - 0.1%

Pilgrim’s Pride Corp.†	37,568	235,176
Sanderson Farms, Inc.	17,548	754,739

		989,915

Power Converter/Supply Equipment - 0.3%

Advanced Energy Industries, Inc.†	28,108	396,604
Capstone Turbine Corp.†	185,721	118,861
Energy Conversion Devices, Inc.†	35,344	159,401
Evergreen Solar, Inc.†	148,627	99,580
Generac Holdings, Inc.†	14,917	180,794
Powell Industries, Inc.†	6,823	194,183
Power-One, Inc.†	53,935	549,058
PowerSecure International, Inc.†	14,095	116,707
SatCon Technology Corp.†	55,079	171,296
Vicor Corp.#	15,067	203,555

		2,190,039

Precious Metals - 0.2%

Coeur d’Alene Mines Corp.†	67,999	1,166,863

Printing-Commercial - 0.4%

American Reprographics Co.†	28,412	187,519
Cenveo, Inc.†	42,491	233,276
Consolidated Graphics, Inc.†	7,198	285,833
Deluxe Corp.	39,650	663,344
Multi-Color Corp.	8,685	124,195
Valassis Communications, Inc.†	38,483	1,127,937

		2,622,104

Private Corrections - 0.1%

The Geo Group, Inc.†	49,452	1,092,889

Protection/Safety - 0.1%

Landauer, Inc.	7,251	407,506
Rural/Metro Corp.†	14,745	110,588

		518,094

Publishing-Books - 0.1%

Cambium Learning Group, Inc.†	12,805	36,366
Courier Corp.	7,887	103,320
Scholastic Corp.	23,562	552,058

		691,744

Publishing-Newspapers - 0.1%

AH Belo Corp.†, Class A	13,893	92,805
Dolan Co.†	23,408	214,651
Lee Enterprises, Inc.†	34,655	76,934
McClatchy Co., Class A†	46,042	123,393

		507,783

Publishing-Periodicals - 0.1%

Dex One Corp.†	38,629	329,119
Playboy Enterprises, Inc., Class B†	16,597	84,479
PRIMEDIA, Inc.	12,906	40,654
SuperMedia, Inc.†	9,892	89,423
Value Line, Inc.	1,040	13,749

		557,424

Racetracks - 0.1%

Churchill Downs, Inc.	8,784	301,906
Empire Resorts, Inc.†	19,585	15,864
Speedway Motorsports, Inc.	9,583	127,646

		445,416

Radio - 0.0%

Beasley Broadcast Group, Inc.† Class A	3,384	12,047
Cumulus Media, Inc., Class A†	16,840	35,533
Entercom Communications Corp., Class A†	18,166	99,913
Radio One, Inc., Class D†	24,200	15,972

Westwood One, Inc.†	4,062	31,846

		195,311

Real Estate Investment Trusts - 7.4%

Acadia Realty Trust	30,986	555,889
Agree Realty Corp.	6,727	159,766
Alexander’s, Inc.	1,589	483,930
American Campus Communities, Inc.	50,411	1,501,744
American Capital Agency Corp.	25,301	689,199
Anworth Mortgage Asset Corp.	91,752	624,831
Apollo Commercial Real Estate Finance, Inc.	8,240	140,327
Ashford Hospitality Trust, Inc.†	31,343	251,684
Associated Estates Realty Corp.	24,368	330,430
BioMed Realty Trust, Inc.	87,685	1,498,537
CapLease, Inc.	44,165	227,008
Capstead Mortage Corp.	54,152	629,246
CBL & Associates Properties, Inc.	106,629	1,300,874
Cedar Shopping Centers, Inc.	42,160	232,723
Chatham Lodging Trust†	6,632	107,903
Chesapeake Lodging Trust	5,863	96,036
Cogdell Spencer, Inc.	33,205	205,207
Colonial Properties Trust	54,127	858,454
Cousins Properties, Inc.	69,142	454,263
CreXus Investment Corp.	10,453	124,704
Cypress Sharpridge Investments, Inc.	19,267	259,526
DCT Industrial Trust, Inc.	163,084	755,079
DiamondRock Hospitality Co.†	119,172	1,043,947
Dupont Fabros Technology, Inc.	31,633	781,651
Dynex Capital, Inc.	12,432	124,942
EastGroup Properties, Inc.	20,806	733,412
Education Realty Trust, Inc.	43,967	300,734
Entertainment Properties Trust	35,902	1,547,017
Equity Lifestyle Properties, Inc.	20,198	1,044,843
Equity One, Inc.	28,216	451,174
Excel Trust, Inc.	11,582	128,444
Extra Space Storage, Inc.	67,350	1,029,782
FelCor Lodging Trust, Inc.†	74,956	298,325
First Industrial Realty Trust, Inc.†	48,859	207,651
First Potomac Reality Trust	28,615	424,360
Franklin Street Properties Corp., Class C	53,416	626,570
Getty Realty Corp.	16,163	401,327
Gladstone Commercial Corp.	6,600	111,342
Glimcher Realty Trust	65,681	390,145
Hatteras Financial Corp.#	28,168	816,309
Healthcare Realty Trust, Inc.	48,111	1,126,279
Hersha Hospitality Trust	85,045	403,113
Highwoods Properties, Inc.	55,292	1,729,534
Home Properties, Inc.	28,957	1,462,328
Inland Real Estate Corp.#	57,433	442,808
Invesco Mortgage Capital, Inc.	20,033	419,090
Investors Real Estate Trust	57,954	475,223
iStar Financial, Inc.†	72,121	251,702
Kilroy Realty Corp.	41,950	1,305,065
Kite Realty Group Trust	41,885	174,660
LaSalle Hotel Properties	53,911	1,135,905
Lexington Realty Trust	74,686	498,156
LTC Properties, Inc.	19,923	491,700
Medical Properties Trust, Inc.	85,894	845,197
MFA Financial, Inc.	216,377	1,594,698
Mid-America Apartment Communities, Inc.	25,330	1,430,385
Mission West Properties, Inc.	13,742	91,247
Monmouth Real Estate Invesment Corp., Class A	20,533	146,811
MPG Office Trust, Inc.†	37,080	83,801
National Health Investors, Inc.	18,867	790,905
National Retail Properties, Inc.	64,343	1,567,395
Newcastle Investment Corp.†	47,887	115,887
NorthStar Realty Finance Corp.	58,254	185,248
Omega Healthcare Investors, Inc.	71,814	1,540,410
One Librty Properties, Inc.	6,510	93,353
Parkway Properties, Inc.	16,658	243,540
Pebblebrook Hotel Trust†	28,592	507,222
Pennsylvania Real Estate Investment Trust	42,713	446,778
PennyMac Mortgage Investment Trust	12,925	225,800
Post Properties, Inc.	37,539	953,491
Potlatch Corp.	30,857	1,033,710
PS Business Parks, Inc.	14,300	804,661
RAIT Investment Trust†	65,893	88,956
Ramco-Gershenson Properties Trust	29,302	305,913
Redwood Trust, Inc.	60,162	830,837
Resource Capital Corp.	33,924	200,830
Saul Centers, Inc.	4,887	202,029
Sovran Self Storage, Inc.	21,301	804,539
Strategic Hotels & Resorts, Inc.†	108,540	387,488
Sun Communities, Inc.	14,664	419,537
Sunstone Hotel Investors, Inc.†	76,090	652,091
Tanger Factory Outlet Centers	31,256	1,444,652
Terreno Realty Corp.†	6,767	117,272
Two Harbors Investment Corp.	20,133	173,546
U-Store-It Trust	72,174	577,392
UMH Properties, Inc.	7,627	72,380
Universal Health Realty Income Trust	8,732	277,765
Urstadt Biddle Properties, Inc., Class A	15,811	290,290
Walter Investment Management Corp.	19,852	321,801
Washington Real Estate Investment Trust	46,917	1,437,537
Winthrop Realty Trust	13,822	189,361

		53,359,653

Real Estate Management/Services - 0.1%

Colony Financial, Inc.	11,300	200,236
HFF, Inc., Class A†	13,753	109,612
Kennedy-Wilson Holdings, Inc.†	16,038	158,776
United Capital Corp.†	1,348	28,847

		497,471

Real Estate Operations & Development - 0.3%

Avatar Holdings, Inc.†	6,857	119,449
Consolidated-Tomoka Land Co.	4,181	113,138
Forestar Group, Inc.†	28,125	418,500
Government Properties Income Trust	21,281	546,283
Retail Opportunity Investments Corp.	32,287	305,112
Starwood Property Trust, Inc.	36,750	698,985
Thomas Properties Group, Inc.†	27,197	85,127

		2,286,594

Recreational Centers - 0.1%

Life Time Fitness, Inc.†	32,247	1,095,431

Recreational Vehicles - 0.2%

Arctic Cat, Inc.†	9,361	65,434
Polaris Industries, Inc.	24,043	1,282,213

		1,347,647

Recycling - 0.0%

Metalico, Inc.†	28,981	90,711

Registered Investment Companies - 0.0%

Solar Capital, Ltd.	4,439	87,182

Rental Auto/Equipment - 0.6%

Avis Budget Group, Inc.†	79,291	723,134
Dollar Thrifty Automotive Group, Inc.†	22,123	1,040,666
Electro Rent Corp.	12,742	150,738
H&E Equipment Services, Inc.†	21,373	145,550
McGrath RentCorp	18,472	371,102
Rent-A-Center, Inc.	50,823	1,020,526
RSC Holdings, Inc.†	38,018	227,348
United Rentals, Inc.†	46,682	525,172

		4,204,236

Research & Development - 0.2%

Albany Molecular Research, Inc.†	18,228	110,644
Kendle International, Inc.†	11,506	90,092
Parexel International Corp.†	45,077	896,581

		1,097,317

Resorts/Theme Parks - 0.1%

Bluegreen Corp.†	11,096	28,406
Vail Resorts, Inc.†	27,995	924,675

		953,081

Retail-Apparel/Shoe - 1.6%

AnnTaylor Stores Corp.†	45,407	696,089
Bebe Stores, Inc.	25,265	143,758
Brown Shoe Co., Inc.	33,535	352,788
Casual Male Retail Group, Inc.†	32,191	103,333
Charming Shoppes, Inc.†	89,484	301,561
Christopher & Banks Corp.	27,650	178,066
Collective Brands, Inc.†	50,034	646,940
Destination Maternity Corp.†	3,852	102,463
Dress Barn, Inc.†	45,855	956,077
DSW, Inc., Class A†	10,918	259,302
Express, Inc.†	12,339	167,934
Genesco, Inc.†	18,574	468,808
Gymboree Corp.†	22,877	860,861
Hot Topic, Inc.	34,373	178,396
JOS. A. Bank Clothiers, Inc.†	21,259	776,591
Kenneth Cole Productions, Inc., Class A†	5,884	71,079
Liz Claiborne, Inc.†	72,985	306,537
New York & Co., Inc.†	19,418	36,117
Pacific Sunwear of California, Inc.†	51,304	193,416
Rue21, Inc.†	11,338	239,118
Shoe Carnival, Inc.†	7,062	116,735
Stein Mart, Inc.†	20,848	150,627
Talbots, Inc.†	54,224	541,156
The Buckle, Inc.	20,172	483,119
The Cato Corp., Class A	21,504	493,517
The Children’s Place Retail Stores, Inc.†	21,424	935,372
The Finish Line, Inc., Class A	39,254	518,153
The Men’s Wearhouse, Inc.	40,646	783,655
The Wet Seal, Inc., Class A†	78,526	237,149

		11,298,717

Retail-Appliances - 0.0%

Conn’s, Inc.†	8,091	35,196
Hhgregg, Inc.†	10,164	192,099

		227,295

Retail-Auto Parts - 0.1%

The Pep Boys-Manny, Moe & Jack	40,509	365,391

Retail-Automobile - 0.3%

America’s Car-Mart, Inc.†	7,709	192,725
Asbury Automotive Group, Inc.†	22,420	267,471
Group 1 Automotive, Inc.†	18,951	478,323
Lithia Motors, Inc., Class A	16,732	127,832
Penske Auto Group, Inc.†	34,158	410,238
Rush Enterprises, Inc., Class A†	24,619	312,538
Sonic Automotive, Inc.†, Class A	30,795	271,304

		2,060,431

Retail-Bookstores - 0.1%

Barnes & Noble, Inc.	29,783	450,915
Books-A-Million, Inc.	5,440	29,430
Borders Group, Inc.†	38,425	41,499

		521,844

Retail-Building Products - 0.0%

Lumber Liquidators Holdings, Inc.†	17,170	343,915

Retail-Catalog Shopping - 0.0%

Coldwater Creek, Inc.†	46,652	201,070

Retail-Computer Equipment - 0.0%

PC Connection, Inc.†	7,359	47,907
Systemax, Inc.	8,326	97,997

		145,904

Retail-Convenience Store - 0.3%

Casey’s General Stores, Inc.	39,324	1,479,369
Susser Holdings Corp.†	5,752	66,781
The Pantry, Inc.†	17,537	330,046

		1,876,196

Retail-Discount - 0.3%

99 Cents Only Stores†	35,495	621,163
Citi Trends, Inc.†	11,457	258,928
Fred’s, Inc. Class A	30,356	334,523
HSN, Inc.†	29,991	788,463
Tuesday Morning Corp.†	22,783	84,525

		2,087,602

Retail-Drug Store - 0.1%

Rite Aid Corp.†	430,530	375,250

Retail-Fabric Store - 0.1%

Jo-Ann Stores, Inc.†	21,138	859,471

Retail-Hair Salons - 0.1%

Regis Corp.	44,358	743,884

Retail-Home Furnishings - 0.1%

Haverty Furniture Cos., Inc.	14,060	135,117
Kirkland’s, Inc.†	12,920	147,417
Pier 1 Imports, Inc.†	80,745	492,544

		775,078

Retail-Leisure Products - 0.0%

MarineMax, Inc.†	17,038	111,769
Steinway Musical Instruments, Inc.†	4,391	67,929
West Marine, Inc.†	11,216	94,439

		274,137

Retail-Major Department Stores - 0.1%

Saks, Inc.†	104,533	824,765

Retail-Misc./Diversified - 0.1%

Gaiam, Inc., Class A	12,275	65,917
Pricesmart, Inc.	12,200	314,882
Winmark Corp.	1,853	57,869

		438,668

Retail-Office Supplies - 0.1%

OfficeMax, Inc.†	65,508	638,048

Retail-Pawn Shops - 0.3%

Cash America International, Inc.	22,817	698,884
EZCORP, Inc., Class A†	35,654	641,059
First Cash Financial Services, Inc.†	23,266	555,127

		1,895,070

Retail-Perfume & Cosmetics - 0.2%

Sally Beauty Holdings, Inc.†	72,802	628,281
Ulta Salon Cosmetics & Fragrance, Inc.†	24,248	549,217

		1,177,498

Retail-Pet Food & Supplies - 0.0%

PetMed Express, Inc.	17,756	274,330

Retail-Petroleum Products - 0.2%

World Fuel Services Corp.	45,879	1,171,750

Retail-Regional Department Stores - 0.2%

Dillard’s, Inc., Class A	33,488	732,382
Retail Ventures, Inc.†	17,836	150,536
Stage Stores, Inc.	29,890	333,572
The Bon-Ton Stores, Inc.†	9,076	57,633

		1,274,123

Retail-Restaurants - 1.4%

AFC Enterprises, Inc.†	19,739	212,194
Biglari Holdings, Inc.†	1,108	321,763
BJ’s Restaurants, Inc.†	17,358	415,551
Bob Evans Farms, Inc.	23,539	601,421
Buffalo Wild Wings, Inc.†	14,022	586,400
California Pizza Kitchen, Inc.†	14,909	229,002
Caribou Coffee Co., Inc.†	5,611	52,575
Carrols Restaurant Group, Inc.†	9,584	41,978
CEC Entertainment, Inc.†	16,970	532,349
Cracker Barrel Old Country Store, Inc.	18,402	820,913
Denny’s Corp.†	76,633	182,770
DineEquity, Inc.†	13,841	441,805
Domino’s Pizza, Inc.†	28,564	366,191
Einstein Noah Restaurant Group, Inc.†	4,313	42,354
Jack in the Box, Inc.†	42,507	857,791
Jamba, Inc.†	45,904	81,709
Krispy Kreme Doughnuts, Inc.†	45,099	178,592
Landry’s Restaurants, Inc.†	5,655	137,699
McCormick & Schmick’s Seafood Restaurants, Inc.†	11,465	71,083
O’Charley’s, Inc.†	13,832	76,214
Papa John’s International, Inc.†	16,128	384,008
PF Chang’s China Bistro, Inc.	17,885	765,657
Red Robin Gourmet Burgers, Inc.†	12,050	223,287
Ruby Tuesday, Inc.†	49,810	458,750
Ruth’s Hospitality Group, Inc.†	23,142	75,674
Sonic Corp.†	47,240	362,331
Texas Roadhouse, Inc.	44,344	588,001
The Cheesecake Factory, Inc.†	46,653	1,044,561

		10,152,623

Retail-Sporting Goods - 0.2%

Big 5 Sporting Goods Corp.	16,819	199,558
Cabela’s Inc.	31,052	483,790
Hibbett Sports, Inc.†	22,250	515,755
Zumiez, Inc.†	15,867	235,942

		1,435,045

Retail-Toy Stores - 0.0%

Build-A-Bear Workshop, Inc.†	13,319	66,595

Retirement/Aged Care - 0.1%

Capital Senior Living Corp.†	20,874	103,535
Emeritus Corp.†	15,415	237,083
Five Star Quality Care, Inc.†	24,380	103,371
Sunrise Senior Living, Inc.†	43,136	95,331

		539,320

Rubber-Tires - 0.1%

Cooper Tire & Rubber Co.	47,290	765,625

Rubber/Plastic Products - 0.0%

Myers Industries, Inc.	27,268	173,697

Satellite Telecom - 0.3%

DigitalGlobe, Inc.†	21,301	653,302
GeoEye, Inc.†	17,042	621,010
Globalstar, Inc.†	53,886	80,829
Hughes Communications, Inc.†	6,882	159,938
ICO Global Communications Holdings, Ltd.†	72,633	97,328
Iridium Communications, Inc.†	26,313	228,134
Loral Space & Communications, Inc.†	8,334	446,202

		2,286,743

Savings & Loans/Thrifts - 1.2%

Abington Bancorp, Inc.	16,103	161,674
Astoria Financial Corp.	66,686	804,233
BankFinancial Corp.	14,760	132,840
Beneficial Mutual Bancorp, Inc.†	26,804	223,545
Berkshire Hills Bancorp, Inc.	10,837	191,652
BofI Holding, Inc.†	5,434	61,622
Brookline Bancorp, Inc.	45,597	426,788
Clifton Savings Bancorp, Inc.	7,706	63,266
Danvers Bancorp, Inc.	14,550	219,268
Dime Community Bancshares	20,621	257,556
ESB Financial Corp.	6,857	84,273
Essa Bancorp, Inc.	10,962	122,555
First Financial Holdings, Inc.	12,764	115,387
Flagstar Bancorp, Inc.†	36,227	82,598

Flushing Financial Corp.	24,063	260,602
Fox Chase Bancorp, Inc.†	4,168	39,596
Heritage Financial Group	1,687	15,116
Home Bancorp, Inc.†	5,894	77,565
Home Federal Bancorp, Inc.	12,889	160,339
Investors Bancorp, Inc.†	37,091	393,906
K-Fed Bancorp	2,977	23,250
Kearny Financial Corp.	11,690	101,703
Meridian Intst Bancorp, Inc.†	7,021	74,493
NASB Financial, Inc.	2,704	36,396
NewAlliance Bancshares, Inc.	81,840	1,001,722
Northfield Bancorp, Inc.	13,872	151,205
Northwest Bancshares, Inc.	85,500	919,125
OceanFirst Financial Corp.	11,207	126,975
Oritani Financial Corp.	42,911	403,793
Provident Financial Services, Inc.	46,281	530,843
Provident New York Bancorp, Inc.	30,013	242,205
Rockville Financial, Inc.	6,281	72,985
Roma Financial Corp.	6,247	63,969
Territorial Bancorp, Inc.	9,448	160,333
United Financial Bancorp, Inc.	12,915	173,836
ViewPoint Financial Group	10,997	98,973
Waterstone Financial, Inc.†	5,527	21,224
Westfield Financial, Inc.	22,846	173,173
WSFS Financial Corp.	4,522	162,656

		8,433,240

Schools - 0.4%

American Public Education, Inc.†	14,195	352,746
Bridgepoint Education, Inc.†	15,051	194,459
Capella Education Co.†	12,952	810,536
Corinthian Colleges, Inc.†	68,062	332,143
Grand Canyon Education, Inc.†	23,931	408,981
K12, Inc.†	19,399	448,893
Learning Tree International, Inc.	4,748	41,972
Lincoln Educational Services Corp.†	12,692	138,597
National American University Holdings, Inc.	6,023	29,452
Princeton Review, Inc.†	14,398	26,924
Universal Technical Institute, Inc.	16,261	251,232

		3,035,935

Seismic Data Collection - 0.1%

Dawson Geophysical Co.†	6,038	145,878
Global Geophysical Services, Inc.†	5,791	34,225
ION Geophysical Corp.†	98,086	335,454

		515,557

Semiconductor Components-Integrated Circuits - 0.8%

Anadigics, Inc.†	50,370	202,236
Cirrus Logic, Inc.†	50,566	764,558
Emulex Corp.†	62,646	597,643
Exar Corp.†	27,866	151,591
Hittite Microwave Corp.†	21,099	897,762
Integrated Device Technology, Inc.†	125,444	642,273
MaxLinear, Inc.Class A†	5,766	65,732
Micrel, Inc.	39,273	347,370
Pericom Semiconductor Corp.†	19,579	165,443
Power Integrations, Inc.	19,042	521,560
Sigma Designs, Inc.†	24,025	228,238
Standard Microsystems Corp.†	17,312	313,693
TriQuint Semiconductor, Inc.†	119,868	833,083

		5,731,182

Semiconductor Equipment - 0.9%

ATMI, Inc.†	24,321	310,701
Axcelis Technologies, Inc.†	80,448	109,409
Brooks Automation, Inc.†	50,196	340,329
Cabot Microelectronics Corp.†	18,253	546,312
Cohu, Inc.	18,197	208,902
Entegris, Inc.†	101,435	390,525
Formfactor, Inc.†#	38,619	271,105
FSI International, Inc.†	29,709	80,511
Kulicke and Soffa Industries, Inc.†	54,157	310,861
LTX-Credence Corp.†	113,416	244,978
Mattson Technology, Inc.†	38,639	80,369
MKS Instruments, Inc.†	38,691	667,807
Nanometrics, Inc.†	13,762	182,346
Photronics, Inc.†	41,246	177,358
Rudolph Technologies, Inc.†	24,087	190,408
Tessera Technologies, Inc.†	38,779	589,441
Ultra Clean Holdings, Inc.†	16,712	141,551
Ultratech, Inc.†	18,489	307,102
Veeco Instruments, Inc.†	31,312	1,040,498

		6,190,513

Metal-Diversified - 0.2%

Hecla Mining Co.†	197,781	1,131,307

Steel Pipe & Tube - 0.1%

Furmanite Corp.†#	28,371	122,563
Mueller Water Products, Inc., Class A	119,297	282,734
Northwest Pipe Co.†	7,136	106,683
Omega Flex, Inc.	2,128	26,792

		538,772

Steel-Producers - 0.0%

Metals USA Holdings Corp.†	8,835	103,546
Shiloh Industries, Inc.†	4,022	33,986

		137,532

Steel-Specialty - 0.0%

Universal Stainless & Alloy Products, Inc.†	5,233	107,643

Storage/Warehousing - 0.1%

Mobile Mini, Inc.†	28,095	399,792

Sugar - 0.0%

Imperial Sugar Co.	9,394	118,834

Superconductor Product & Systems - 0.1%

American Superconductor Corp.†	34,640	931,470

Telecom Equipment-Fiber Optics - 0.4%

Finisar Corp.†	58,174	744,045
Harmonic, Inc.†	74,854	434,902
IPG Photonics Corp.†	20,058	434,456
KVH Industries, Inc.†	11,094	138,342
Oclaro, Inc.†	38,144	390,595
Oplink Communications, Inc.†	16,208	254,790
Sycamore Networks, Inc.	14,909	326,805

		2,723,935

Telecom Services - 0.5%

Aviat Networks, Inc.†	46,092	181,602
Cbeyond, Inc.†	20,708	247,461
Consolidated Communications Holdings, Inc.	19,232	333,483
FiberTower Corp.†	38,589	138,534
Global Crossing Ltd†	23,290	286,467
Knology, Inc.†	23,561	276,371
Neutral Tandem, Inc.†	25,516	288,331
NTELOS Holdings Corp.	22,709	367,432
PAETEC Holding Corp.†	97,230	398,643
Premiere Global Services, Inc.†	46,358	229,936
SAVVIS, Inc.†	28,956	507,020
USA Mobility, Inc.	17,098	245,527
Vonage Holdings Corp.†	81,271	175,545

		3,676,352

Telecommunication Equipment - 1.0%

ADC Telecommunications, Inc.†	74,907	949,072
ADTRAN, Inc.	48,003	1,508,734
Anaren, Inc.†	11,351	154,601
Applied Signal Technology, Inc.	10,276	201,821
Arris Group, Inc.†	97,941	800,178
Comtech Telecommunications Corp.†	22,025	448,649
CPI International, Inc.†	5,741	81,006
Network Equipment Technologies, Inc.†	23,207	62,891
Occam Networks, Inc.†	9,700	45,105
OpNext, Inc.†	33,464	46,180
Plantronics, Inc.	37,271	1,017,871
Preformed Line Products Co.	1,691	55,482
ShoreTel, Inc.†	34,766	160,619
Sonus Networks, Inc.†	160,784	475,921
Symmetricom, Inc.†	33,881	172,115
Tekelec†	52,765	578,304
UTStarcom, Inc.†	90,296	170,659

		6,929,208

Telephone-Integrated - 0.2%

Alaska Communications Systems Group, Inc.	34,419	332,488
Atlantic Tele-Network, Inc.	7,200	307,080
Cincinnati Bell, Inc.†	155,345	365,061
General Communication, Inc., Class A†	36,724	330,883
IDT Corp., Class B†	10,925	158,412
Shenandoah Telecom Co.	18,333	309,644

		1,803,568

Television - 0.1%

Belo Corp., Class A†	70,439	368,396
Gray Television, Inc.†	37,418	69,223
LIN TV Corp., Class A†	22,189	88,534
Sinclair Broadcast Group, Inc., Class A†	34,917	208,804

		734,957

Textile-Apparel - 0.1%

Cherokee, Inc.	5,956	103,694
Perry Ellis International, Inc.†	7,770	142,657
Unifi, Inc.†	31,694	132,164

		378,515

Textile-Products - 0.0%

Culp, Inc.†	6,833	63,342

Theaters - 0.2%

Carmike Cinemas, Inc.†#	7,816	47,287
Cinemark Holdings, Inc.	43,957	642,212
National CineMedia, Inc.	33,312	529,327

		1,218,826

Therapeutics - 0.7%

Alexza Pharmaceuticals, Inc.†	33,736	95,136
Allos Therapeutics, Inc.†	60,710	221,592
Aoxing Pharmaceutical Co., Inc.†	18,660	47,023
AVANIR Pharmaceuticals Inc., Class A†	55,684	157,586
AVI BioPharma, Inc.†	85,253	178,179
Cornerstone Therapeutics, Inc.†	6,070	39,455
Cypress Bioscience, Inc.†	29,638	96,027
Dyax Corp.†	75,447	172,019
Inspire Phamaceuticals, Inc.†	45,932	222,770
Isis Pharmaceuticals, Inc.†#	72,701	569,976
MannKind Corp.†	51,445	285,777
Nabi Biopharmaceuticals†	34,571	167,669
Neurocrine Biosciences, Inc.†	37,859	203,681
Onyx Pharmaceuticals, Inc.†	48,375	1,165,354
Osiris Therapeutics, Inc.†	12,985	84,792
Pharmacyclics, Inc.†	29,335	207,105
Questcor Pharmaceuticals, Inc.†	42,503	411,854
Spectrum Pharmaceuticals, Inc.†	38,229	141,447
Theravance, Inc.†	48,256	583,415

		5,050,857

Tobacco - 0.2%

Alliance One International, Inc.†	68,805	240,817
Star Scientific, Inc.†	74,482	110,978
Universal Corp.	18,663	665,523
Vector Group, Ltd.	33,362	635,546

		1,652,864

Toys - 0.1%

Jakks Pacific, Inc.†	21,549	321,080
Leapfrog Enterprises, Inc.†	26,103	122,684

		443,764

Transactional Software - 0.5%

ACI Worldwide, Inc†	26,267	498,811
ArcSight, Inc.†	18,969	728,410
Bottomline Technologies, Inc.†	24,325	340,793
Innerworkings, Inc.†	18,337	99,570
Synchronoss Technologies, Inc.†	15,707	242,830
VeriFone Systems, Inc.†	65,988	1,595,590

		3,506,004

Transport-Air Freight - 0.1%

Air Transport Services Group, Inc.†	41,818	192,781
Atlas Air Worldwide Holdings, Inc.†	19,946	864,460

		1,057,241

Transport-Equipment & Leasing - 0.2%

Aircastle, Ltd.	39,192	306,090
AMERCO†	6,603	533,588
Greenbrier Cos., Inc.†	14,609	170,487
TAL International Group, Inc.	12,926	275,582

Textainer Group Holdings, Ltd.	7,340	200,382

		1,486,129

Transport-Marine - 0.7%

American Commercial Lines, Inc.†	6,973	195,732
Baltic Trading, Ltd.	12,621	141,103
Cai International, Inc.†	7,693	105,163
DHT Maritime, Inc.	37,594	145,489
Eagle Bulk Shipping, Inc.†	47,982	225,036
Excel Maritime Carriers, Ltd.†	30,737	154,300
Genco Shipping & Trading, Ltd.†	21,904	329,436
General Maritime Corp.	60,767	271,628
Golar LNG, Ltd.	28,079	291,460
GulfMark Offshore, Inc., Class A†	17,977	484,660
Horizon Lines, Inc. Class A	23,514	93,821
International Shipholding Corp.	4,344	102,214
Knightsbridge Tankers, Ltd.	13,207	231,122
Nordic American Tanker Shipping, Ltd.	36,221	958,770
Overseas Shipholding Group, Inc.	19,755	636,111
Scorpio Tankers, Inc.†	10,008	108,287
Ship Finance International, Ltd.	34,527	604,568
Teekay Tankers, Ltd. Class A	20,878	241,141
Ultrapetrol Bahamas, Ltd.†	17,090	86,304

		5,406,345

Transport-Rail - 0.2%

Genesee & Wyoming, Inc., Class A†	29,941	1,162,010
RailAmerica, Inc.†	17,842	178,063

		1,340,073

Transport-Services - 0.3%

Bristow Group, Inc.†	27,757	915,981
Dynamex, Inc.†	7,518	92,171
Echo Global Logistics, Inc.†	8,218	103,218
Hub Group, Inc., Class A†	28,847	766,753
Pacer International, Inc.†	26,995	138,214
PHI, Inc.†	10,229	148,321
Universal Truckload Services, Inc.†	4,517	60,708

		2,225,366

Transport-Truck - 0.6%

Arkansas Best Corp.	19,544	402,997
Celadon Group, Inc.†	16,501	193,227
Forward Air Corp.	22,381	533,115
Heartland Express, Inc.	38,943	567,010
Knight Transportation, Inc.	45,912	864,982
Marten Transport, Ltd.	11,885	234,253
Old Dominion Freight Line, Inc.†	32,265	752,097
P.A.M. Transportation Services, Inc.†	3,548	39,773
Patriot Transportation Holding, Inc.†	1,125	84,049
Quality Distribution, Inc.†	7,247	33,844
Roadrunner Transportation Systems, Inc.†	8,191	96,081
Saia, Inc.†	12,255	143,261
USA Truck, Inc.†	6,072	80,393
Werner Enterprises, Inc.	33,242	662,846

		4,687,928

Travel Services - 0.1%

Ambassadors Group, Inc.	14,731	161,673
Interval Leisure Group, Inc.†	30,749	384,670

		546,343

Ultra Sound Imaging Systems - 0.0%

SonoSite, Inc.†	11,262	327,949

Veterinary Diagnostics - 0.1%

Neogen Corp.†	17,421	509,042

Vitamins & Nutrition Products - 0.1%

Natures Sunshine Products, Inc.†	5,869	51,589
Nutraceutical International Corp.†	7,161	97,175
Schiff Nutrition International, Inc.	8,900	76,629
Synutra International, Inc.†	14,737	149,728
USANA Health Sciences, Inc.†	4,660	198,050
Vitamin Shoppe, Inc.†	12,318	300,682

		873,853

Water - 0.4%

American States Water Co.	14,341	477,986
Artesian Resources Corp. Class A	4,878	87,365
California Water Service Group	15,216	529,669
Connecticut Water Service, Inc.	6,575	148,726
Consolidated Water Co., Inc.	11,235	103,474
Middlesex Water Co.	11,812	193,835
PICO Holdings, Inc.†	17,451	487,232
SJW Corp.	10,002	231,146
Southwest Water Co.	21,254	233,369
York Water Co.	9,737	149,463

		2,642,265

Water Treatment Systems - 0.0%

Energy Recovery, Inc.†	31,698	100,641

Web Hosting/Design - 0.3%

NIC, Inc.	43,121	312,196
Rackspace Hosting, Inc.†	74,882	1,474,427
Terremark Worldwide, Inc.†	44,985	376,974

		2,163,597

Web Portals/ISP - 0.1%

EarthLink, Inc.	83,348	713,459
InfoSpace, Inc.†	27,679	194,030
Local.com Corp.†	12,351	41,870

		949,359

Wire & Cable Products - 0.2%

Belden, Inc.	36,110	790,809
Coleman Cable, Inc.†	6,121	32,564
Encore Wire Corp.#	14,295	261,456
Insteel Industries, Inc.	13,575	107,378

		1,192,207

Wireless Equipment - 0.6%

Aruba Networks, Inc.†	56,568	1,039,154
EMS Technologies, Inc.†	11,822	171,655
Globecomm Systems, Inc.†	16,562	112,787
InterDigital, Inc.†#	33,959	839,467
Novatel Wireless, Inc.†	24,141	140,259
Powerwave Technologies, Inc.†	102,510	174,267
RF Micro Devices, Inc.†	207,302	1,011,634
TeleNav, Inc.†	6,215	34,804
Tessco Technologies, Inc.	3,869	40,741

Viasat, Inc.†	25,624	895,559

		4,460,327

Wound, Burn & Skin Care - 0.0%

Obagi Medical Products, Inc.†	13,224	138,984

Total Common Stock
(cost $836,998,216)		703,921,885

EXCHANGE-TRADED FUNDS - 0.0%
Registered Investment Companies - 0.0%

Kayne Anderson Energy Development Fund (cost $197,909)	7,890	115,115

WARRANTS - 0.0%
Energy-Alternate Sources - 0.0%
Greenhunter Energy, Inc† Expires 09/14/2011 (cost $0)	3	0

Total Long-Term Investment Securities
(cost $837,196,125)		704,037,000

SHORT-TERM INVESTMENT SECURITIES - 17.9%
Collective Investment Pool - 17.6%

Securities Lending Quality Trust(3)(4)	127,262,507	126,912,350

U.S. Government Treasuries - 0.3%

United States Treasury Bills 0.17% due 09/16/10(5)	$2,200,000	2,199,844

Total Short-Term Investment Securities
(cost $129,462,351)		129,112,194

REPURCHASE AGREEMENT - 2.2%

State Street Bank & Trust Co., Joint Repurchase Agreement(6) (cost $15,580,000)	15,580,000	15,580,000

TOTAL INVESTMENTS
(cost $982,238,476)(7)	117.8%	848,729,194
Liabilities in excess of other assets	(17.8)	(128,142,274)

NET ASSETS	100.0%	$720,586,920

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $0 representing 0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	The security is purchased with the cash collateral received from securities loaned.
(4)	At August 31, 2010, the Fund had loaned securities with a total value of $123,136,556. This was secured by collateral of $127,262,507, which was received in cash and subsequently invested in short-term investments currently valued at $126,912,350 as reported in the Portfolio of Investments. The remaining collateral of $211,398 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.88% to 3.50%	11/15/18 to 11/15/39

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 3 for details of Joint Repurchase Agreements.
(7)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2010	Unrealized Appreciation (Depreciation)
281	Long	Russell 2000 Mini Index	September 2010	$17,830,956	$16,904,960	$(925,996)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$41,719,090	$—	$—	$41,719,090
Real Estate Investment Trusts	53,359,653	—	—	53,359,653
Other Industries*	608,843,142	—	0	608,843,142
Exchange Traded Funds	115,115	—	—	115,115
Warrants	—	0	—	0
Short-Term Investment Securities:
Collective Investment Pool	—	126,912,350	—	126,912,350
U.S. Government Treasuries	—	2,199,844	—	2,199,844
Repurchase Agreement	—	15,580,000	—	15,580,000
Other Financial Instruments:+
Open Futures Contracts - Depreciation	(925,996)	—	—	(925,996)

Total	$703,111,004	$144,692,194	$0	$847,803,198

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2010	$0

See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 96.2%
Aerospace/Defense - 0.5%

Esterline Technologies Corp.†	18,800	$864,800

Aerospace/Defense-Equipment - 0.8%

Alliant Techsystems, Inc.†	13,175	868,232
GenCorp, Inc.†#	126,199	552,752

		1,420,984

Apparel Manufacturers - 1.1%

Delta Apparel, Inc.†#(3)	33,092	430,527
Hanesbrands, Inc.†	32,500	778,050
Jones Apparel Group, Inc.	53,450	822,061

		2,030,638

Auto/Truck Parts & Equipment-Original - 0.8%

Modine Manufacturing Co.†	139,907	1,390,676

Auto/Truck Parts & Equipment-Replacement - 0.5%

Commercial Vehicle Group, Inc.†	48,936	444,339
Douglas Dynamics, Inc.†	50,036	568,409

		1,012,748

Banks-Commercial - 7.4%

BancorpSouth, Inc.	44,475	567,056
Bank of Hawaii Corp.	19,625	876,453
First Citizens BancShares, Inc., Class A	29,007	4,872,306
First Commonwealth Financial Corp.	107,200	530,640
FirstMerit Corp.#	50,025	865,433
Fulton Financial Corp.	90,625	750,375
IBERIABANK Corp.	21,610	1,053,487
Old National Bancorp#	107,693	992,929
Synovus Financial Corp.#	128,585	264,885
UMB Financial Corp.#	92,943	2,963,023

		13,736,587

Batteries/Battery Systems - 0.4%

EnerSys†	37,600	829,832

Beverages-Wine/Spirits - 0.4%

Central European Distribution Corp.†	35,310	807,893

Building & Construction Products-Misc. - 1.0%

Builders FirstSource, Inc.†#	73,341	147,415
Quanex Building Products Corp.	103,772	1,639,598

		1,787,013

Building-Heavy Construction - 0.5%

Sterling Construction Co., Inc.†	15,946	174,449
Tutor Perini Corp.†#	40,237	795,083

		969,532

Building-Mobile Home/Manufactured Housing - 0.6%

Cavco Industries, Inc.†#	25,965	870,087
Thor Industries, Inc.	11,119	259,518

		1,129,605

Chemicals-Plastics - 0.5%

A. Schulman, Inc.	48,311	877,811

Chemicals-Specialty - 0.7%

American Pacific Corp.†#(3)	52,148	244,053
Arch Chemicals, Inc.	11,086	340,562
OM Group, Inc.†	31,225	799,360

		1,383,975

Coatings/Paint - 0.4%

RPM International, Inc.	44,925	759,233

Commercial Services-Finance - 0.4%

Jackson Hewitt Tax Service, Inc.†#	78,025	60,859
Net 1 UEPS Technologies, Inc.†#	37,817	435,274
TNS, Inc.†	18,834	282,887

		779,020

Computer Services - 1.1%

CACI International, Inc., Class A†	20,900	852,929
DST Systems, Inc.	23,350	951,279
SYKES Enterprises, Inc.†	14,170	169,473

		1,973,681

Computers-Integrated Systems - 0.6%

BancTec, Inc.†*(1)(2)(3)	41,033	205,165
Jack Henry & Associates, Inc.	35,150	827,431

		1,032,596

Computers-Memory Devices - 2.3%

Imation Corp.†#	299,711	2,565,526
Quantum Corp.†#	1,191,542	1,715,821

		4,281,347

Computers-Periphery Equipment - 1.2%

Electronics for Imaging, Inc.†	51,651	549,825
Lexmark International, Inc., Class A†	23,725	830,138
Synaptics, Inc.†#	29,700	784,674

		2,164,637

Consumer Products-Misc. - 3.8%

Blyth, Inc.#	49,679	1,893,763
Central Garden & Pet Co.†	20,429	188,866
Central Garden & Pet Co., Class A†	28,834	269,310
Helen of Troy, Ltd.†	41,700	928,034
Jarden Corp.	32,501	875,577
Prestige Brands Holdings, Inc.†	102,237	756,554
Spectrum Brands Holdings, Inc.†	15,802	403,109
The Scotts Miracle-Gro Co., Class A	19,900	939,877
WD-40 Co.#	21,778	765,932

		7,021,022

Diagnostic Kits - 0.5%

Alere, Inc.†#	30,321	848,078

Disposable Medical Products - 0.1%

ICU Medical, Inc.†#	6,069	216,238

Distribution/Wholesale - 0.5%

Owens & Minor, Inc.#	31,450	838,457

Diversified Manufacturing Operations - 2.2%

Ameron International Corp.	14,488	816,543
Barnes Group, Inc.#	52,475	798,145
Matthews International Corp., Class A	37,628	1,184,906
The Brink’s Co.	42,075	793,955
Tredegar Corp.	30,262	496,902

		4,090,451

Diversified Operations/Commercial Services - 0.8%

Viad Corp.	94,363	1,495,654

E-Commerce/Products - 0.4%

NutriSystem, Inc.#	37,304	655,058

Electric Products-Misc. - 0.4%

GrafTech International, Ltd.†	58,275	819,346

Electric-Integrated - 5.4%

Allete, Inc.#	138,629	4,931,034
El Paso Electric Co.†	58,582	1,344,457

IDACORP, Inc.	24,700	865,982
MGE Energy, Inc.#	12,388	462,320
NV Energy, Inc.	74,900	958,720
Portland General Electric Co.	23,602	471,568
TECO Energy, Inc.	57,725	974,398

		10,008,479

Electronic Components-Misc. - 1.5%

AVX Corp.	77,141	958,863
Benchmark Electronics, Inc.†	22,076	309,726
Jabil Circuit, Inc.	53,375	547,094
Technitrol, Inc.#	237,206	880,034
Vishay Intertechnology, Inc.†	17,613	135,444

		2,831,161

Electronic Components-Semiconductors - 1.3%

DSP Group, Inc.†	107,398	722,789
Lattice Semiconductor Corp.†	205,861	854,323
Microsemi Corp.†	59,100	827,400

		2,404,512

Electronic Measurement Instruments - 0.6%

Orbotech, Ltd.†	116,906	1,186,596

Electronic Security Devices - 0.1%

American Science and Engineering, Inc.#	2,924	207,516

Energy-Alternate Sources - 0.1%

BioFuel Energy Corp.†#	118,221	139,501

Engineering/R&D Services - 0.4%

EMCOR Group, Inc.†	33,825	769,181

Enterprise Software/Service - 0.2%

MicroStrategy, Inc., Class A†	3,974	309,694

Finance-Investment Banker/Broker - 1.9%

Investment Technology Group, Inc.†	132,061	1,755,091
Knight Capital Group, Inc., Class A†#	68,680	815,918
Raymond James Financial, Inc.	34,650	799,722
SWS Group, Inc.	16,251	117,170

		3,487,901

Finance-Mortgage Loan/Banker - 0.1%

Deerfield Capital Corp.†#(3)	31,828	183,011

Food-Canned - 0.6%

Del Monte Foods Co.	56,900	741,976
Seneca Foods Corp., Class A†#	12,535	312,874

		1,054,850

Food-Misc. - 0.5%

Corn Products International, Inc.	27,075	924,070

Food-Retail - 0.2%

Winn-Dixie Stores, Inc.†	50,343	330,250

Food-Wholesale/Distribution - 0.5%

Nash Finch Co.	25,150	987,640

Footwear & Related Apparel - 0.4%

Wolverine World Wide, Inc.	31,350	792,214

Funeral Services & Related Items - 0.9%

Hillenbrand, Inc.	83,963	1,597,816

Gas-Distribution - 0.5%

Vectren Corp.	37,100	910,434

Gold Mining - 1.6%

Aurizon Mines, Ltd.†#	78,885	523,797
Gammon Gold, Inc.†	125,451	898,229
New Gold, Inc.†#	150,382	962,445
Royal Gold, Inc.	12,833	629,715

		3,014,186

Home Furnishings - 0.6%

Furniture Brands International, Inc.†#	118,760	552,234
La-Z-Boy, Inc.†	91,125	610,537

		1,162,771

Human Resources - 1.9%

AMN Healthcare Services, Inc.†#	97,971	435,971
Heidrick & Struggles International, Inc.	90,873	1,578,464
Kelly Services, Inc., Class A†	57,100	596,124
Korn/Ferry International†	64,945	845,584

		3,456,143

Insurance-Life/Health - 0.4%

Protective Life Corp.	40,650	759,342

Insurance-Property/Casualty - 1.2%

Stewart Information Services Corp.#	122,811	1,280,919
The Hanover Insurance Group, Inc.	21,900	950,022

		2,230,941

Insurance-Reinsurance - 3.2%

Argo Group International Holdings, Ltd.	27,375	834,116
Aspen Insurance Holdings, Ltd.	32,600	925,840
Endurance Specialty Holdings, Ltd.	25,475	938,499
Platinum Underwriters Holdings, Ltd.	24,900	1,001,229
Validus Holdings, Ltd.	85,501	2,177,711

		5,877,395

Internet Application Software - 0.3%

S1 Corp.†	113,169	551,133

Investment Companies - 0.7%

Apollo Investment Corp.	88,000	842,160
Kohlberg Capital Corp.#	94,254	487,293

		1,329,453

Investment Management/Advisor Services - 0.8%

Waddell & Reed Financial, Inc., Class A	36,125	831,236
Westwood Holdings Group, Inc.#	21,320	652,392

		1,483,628

Machinery-Electrical - 0.5%

Franklin Electric Co., Inc.	26,761	847,521

Machinery-General Industrial - 1.0%

Kadant, Inc.†(3)	112,959	1,924,821

Medical Instruments - 0.2%

Conmed Corp.†	15,984	295,864

Medical Labs & Testing Services - 0.1%

Genoptix, Inc.†#	9,935	170,981

Medical Products - 0.5%

Teleflex, Inc.	15,575	748,535
Zoll Medical Corp.†	8,970	236,987

		985,522

Medical Sterilization Products - 0.4%

STERIS Corp.	28,325	814,910

Medical-Biomedical/Gene - 0.3%

Cambrex Corp.†	128,135	534,323

Medical-Drugs - 0.2%

PharMerica Corp.†#	53,426	414,586

Medical-HMO - 0.6%

Healthspring, Inc.†	54,925	1,140,243

Medical-Hospitals - 0.4%

LifePoint Hospitals, Inc.†	26,900	818,298

Medical-Outpatient/Home Medical - 0.9%

Amedisys, Inc.†#	34,078	787,883
Amsurg Corp.†	47,500	791,825

		1,579,708

Metal Processors & Fabrication - 2.6%

Mueller Industries, Inc.	205,043	4,834,914

Multimedia - 0.1%

Journal Communications, Inc., Class A†	43,155	170,894

Networking Products - 1.2%

ADPT Corp.†	343,247	988,551
Anixter International, Inc.†#	17,425	799,459
Netgear, Inc.†	17,096	361,068

		2,149,078

Non-Ferrous Metals - 0.4%

Thompson Creek Metals Co., Inc.†	92,775	796,009

Office Supplies & Forms - 0.6%

ACCO Brands Corp.†#	191,425	1,112,179

Oil & Gas Drilling - 1.2%

Atwood Oceanics, Inc.†	91,616	2,297,729

Oil Companies-Exploration & Production - 3.3%

Comstock Resources, Inc.†#	71,505	1,556,664
Contango Oil & Gas Co.†	19,975	875,904
Forest Oil Corp.†	29,150	761,398
SM Energy Co.	19,575	743,654
Stone Energy Corp.†#	66,205	748,778
Swift Energy Co.†#	20,576	554,523
W&T Offshore, Inc.	88,689	801,749

		6,042,670

Oil Refining & Marketing - 0.4%

Tesoro Corp.	68,257	766,526

Oil-Field Services - 1.4%

Cal Dive International, Inc.†	321,796	1,470,608
Superior Energy Services, Inc.†	40,100	862,150
Willbros Group, Inc.†#	39,251	307,335

		2,640,093

Paper & Related Products - 2.2%

Clearwater Paper Corp.†	11,557	785,414
Glatfelter	74,830	765,511
Neenah Paper, Inc.	100,556	1,480,184
Schweitzer-Mauduit International, Inc.#	18,013	969,820
Wausau Paper Corp.†	23,725	150,179

		4,151,108

Physicians Practice Management - 0.4%

Mednax, Inc.†	16,600	769,244

Printing-Commercial - 0.1%

Cenveo, Inc.†#	17,487	96,004

Private Corrections - 0.5%

The Geo Group, Inc.†	41,189	910,277

Publishing-Books - 0.4%

Courier Corp.#	50,424	660,554

Publishing-Newspapers - 0.4%

AH Belo Corp.†#	121,562	812,034

Publishing-Periodicals - 0.0%

Dex One Corp.†	8,216	70,000

Racetracks - 0.4%

International Speedway Corp., Class A	31,500	721,035

Real Estate Investment Trusts - 2.7%

Alexandria Real Estate Equities, Inc.	13,050	905,279
Anworth Mortgage Asset Corp.#	123,000	837,630
CBL & Associates Properties, Inc.#	69,875	852,475
CommonWealth REIT	32,843	792,173
Hospitality Properties Trust	41,625	813,769
Medical Properties Trust, Inc.	84,717	833,615

		5,034,941

Recreational Centers - 0.5%

Life Time Fitness, Inc.†#	25,350	861,139

Retail-Apparel/Shoe - 1.7%

Christopher & Banks Corp.	30,974	199,473
Genesco, Inc.†#	58,385	1,473,637
Kenneth Cole Productions, Inc., Class A†	88,021	1,063,294
The Men’s Wearhouse, Inc.#	25,389	489,500

		3,225,904

Retail-Arts & Crafts - 0.1%

A.C. Moore Arts & Crafts, Inc.†	53,853	95,320

Retail-Consumer Electronics - 0.4%

RadioShack Corp.#	44,100	814,968

Retail-Convenience Store - 0.7%

Casey’s General Stores, Inc.#	36,535	1,374,447

Retail-Hair Salons - 0.4%

Regis Corp.#	48,925	820,472

Retail-Jewelry - 0.0%

Zale Corp.†#	49,693	77,521

Retail-Pawn Shops - 0.2%

Cash America International, Inc.#	11,117	340,514

Retail-Restaurants - 2.6%

Brinker International, Inc.	54,400	856,800
Denny’s Corp.†#	357,695	853,102
DineEquity, Inc.†#	6,655	212,428
Ruby Tuesday, Inc.†	31,537	290,456
Sonic Corp.†#	103,568	794,366
Wendy’s/Arby’s Group, Inc., Class A	475,721	1,850,555

		4,857,707

Savings & Loans/Thrifts - 1.3%

NewAlliance Bancshares, Inc.	121,815	1,491,016
Provident New York Bancorp, Inc.#	28,859	232,892

Washington Federal, Inc.	46,450	662,841

		2,386,749

Semiconductor Components-Integrated Circuits - 0.8%

Exar Corp.†	176,217	958,620
Standard Microsystems Corp.†#	23,948	433,938

		1,392,558

Semiconductor Equipment - 1.2%

ATMI, Inc.†	91,867	1,173,601
Cabot Microelectronics Corp.†	31,023	928,518
Entegris, Inc.†	8,181	31,497

		2,133,616

Silver Mining - 0.5%

Pan American Silver Corp.	34,925	865,092

Steel-Producers - 0.1%

Metals USA Holdings Corp.†	12,867	150,801

Telecom Services - 0.1%

Aviat Networks, Inc.†	63,721	251,061
Premiere Global Services, Inc.†	3,937	19,527

		270,588

Telecommunication Equipment - 1.0%

CommScope, Inc.†	58,213	1,091,493
Plantronics, Inc.	28,025	765,363

		1,856,856

Textile-Products - 0.2%

Dixie Group, Inc.†#(3)	91,087	292,389

Tobacco - 0.9%

Universal Corp.#	21,259	758,096
Vector Group, Ltd.	49,036	934,136

		1,692,232

Toys - 0.5%

Jakks Pacific, Inc.†	57,650	858,985

Transactional Software - 0.5%

ACI Worldwide, Inc†#	36,739	697,674
Bottomline Technologies, Inc.†	12,304	172,379

		870,053

Transport-Equipment & Leasing - 0.4%

GATX Corp.#	29,500	805,350

Transport-Marine - 0.6%

Diana Shipping, Inc.†	66,350	788,902
Horizon Lines, Inc. Class A#	61,989	247,336

		1,036,238

Transport-Services - 0.4%

Ryder System, Inc.	20,300	778,911

Transport-Truck - 0.7%

Arkansas Best Corp.#	60,643	1,250,459

Water Treatment Systems - 0.3%

RINO International Corp.†#	42,047	620,193

Web Portals/ISP - 0.5%

EarthLink, Inc.	110,125	942,670

Wire & Cable Products - 0.4%

General Cable Corp.†#	35,600	792,100

Total Long-Term Investment Securities
(cost $204,305,289)		178,232,628

SHORT-TERM INVESTMENT SECURITIES - 20.1%
Collective Investment Pool - 16.3%

Securities Lending Quality Trust(4)	30,357,514	30,273,986
Time Deposits - 3.8%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$7,046,000	7,046,000
Total Short-Term Investment Securities
(cost $37,403,514)		39,319,986

TOTAL INVESTMENTS
(cost $241,708,803)(5)	116.3%	215,552,614
Liabilities in excess of other assets	(16.3)	(30,219,696)

NET ASSETS	100.0%	$185,332,918

†	Non-income producing security
#	The security or a portion thereof is out on loan.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $205,165 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration. Under the Securities Act of 1933, as amended (the “1933 Act”), (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Small Cap Special Values Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
BancTec, Inc.	6/20/2007	41,033	$984,800	$205,165	$5.00	0.1%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(3)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $3,932,358 representing 2.1% of net assets.
(4)	The security is purchased with the cash collateral received from securities loaned.
(5)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$13,736,587	$—	$—	$13,736,587
Electric-Integrated	10,008,479	—	—	10,008,479
Other Industries*	154,282,397	—	205,165	154,487,562
Short-Term Investment Securities:
Collective Investment Pool	—	30,273,986	—	30,273,986
Time Deposits	—	7,046,000	—	7,046,000

Total	$178,027,463	$37,319,986	$205,165	$215,552,614

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2010	$205,165
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 8/31/2010	$205,165

See Notes to Portfolio of Investments

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 97.7%
Advanced Materials - 2.0%

Hexcel Corp.†#	81,114	$1,383,805
STR Holdings, Inc.†	20,900	432,003

		1,815,808

Aerospace/Defense-Equipment - 1.1%

Heico Corp.	31,850	976,521

Agricultural Chemicals - 1.3%

Intrepid Potash, Inc.†#	49,762	1,117,157

Apparel Manufacturers - 0.2%

True Religion Apparel, Inc.†#	11,500	202,170

Applications Software - 0.1%

RealPage, Inc.†	6,650	111,521

Audio/Video Products - 0.4%

DTS, Inc.†#	10,100	354,005

Auto/Truck Parts & Equipment-Original - 0.8%

Titan International, Inc.#	48,200	488,748
Wonder Auto Technology, Inc.†	33,200	255,640

		744,388

Banks-Commercial - 0.8%

Iberiabank Corp.#	7,100	346,125
Sterling Bancshares, Inc.#	80,000	396,800

		742,925

Banks-Super Regional - 1.0%

KeyCorp	124,500	917,565

Batteries/Battery Systems - 0.6%

EnerSys†	23,800	525,266

Building & Construction Products-Misc. - 0.5%

Interline Brands, Inc.†	28,755	464,681

Casino Services - 0.5%

Shuffle Master, Inc.†#	53,700	426,915

Cellular Telecom - 1.0%

NII Holdings, Inc.†	23,650	857,313

Chemicals-Diversified - 0.6%

Rockwood Holdings, Inc.†	19,570	505,885

Chemicals-Specialty - 1.7%

Cytec Industries, Inc.	10,700	507,501
Lubrizol Corp.	10,550	984,420

		1,491,921

Commercial Services - 3.7%

Arbitron, Inc.	32,700	831,888
HMS Holdings Corp.†	27,750	1,447,995
Quanta Services, Inc.†#	24,400	437,736
Steiner Leisure, Ltd.†#	14,800	527,028

		3,244,647

Commercial Services-Finance - 0.6%

Dollar Financial Corp.†#	28,811	557,205

Communications Software - 0.3%

Smith Micro Software, Inc.†#	33,300	254,745

Computer Aided Design - 0.9%

ANSYS, Inc.†	21,050	816,319

Computer Services - 3.0%

Cognizant Technology Solutions Corp.,Class A†	7,800	449,319
LivePerson, Inc.†#	51,370	367,296
Syntel, Inc.	20,700	796,846
VanceInfo Technologies, Inc. ADR†	34,850	1,015,877

		2,629,338

Computers-Integrated Systems - 1.7%

Radiant Systems, Inc.†	31,900	571,329
Riverbed Technology, Inc.†	25,450	976,262

		1,547,591

Computers-Memory Devices - 1.3%

Netezza Corp†	58,450	1,137,437

Cosmetics & Toiletries - 0.6%

Elizabeth Arden, Inc.†	31,300	512,381

Data Processing/Management - 0.4%

Pegasystems, Inc.	16,050	351,495

Dental Supplies & Equipment - 0.6%

Sirona Dental Systems, Inc.†	17,800	561,056

Drug Delivery Systems - 0.4%

Nektar Therapeutics†#	27,500	352,275

E-Commerce/Products - 0.6%

Blue Nile, Inc.†#	13,481	553,530

E-Commerce/Services - 0.7%

Internet Brands Inc., Class A†	20,200	209,070
Netflix, Inc.†	3,400	426,768

		635,838

E-Marketing/Info - 1.0%

comScore, Inc.†#	33,119	602,435
Constant Contact, Inc.†#	18,130	321,263

		923,698

E-Services/Consulting - 0.3%

GSI Commerce, Inc.†#	12,400	282,348

Electric-Distribution - 0.5%

EnerNOC, Inc.†#	13,915	453,351

Electronic Components-Misc. - 0.4%

Benchmark Electronics, Inc.†	25,200	353,556

Electronic Components-Semiconductors - 3.2%

Cavium Networks, Inc.†#	55,450	1,338,563
Cree, Inc.†	12,900	690,666
Mellanox Technologies, Ltd.†	15,200	252,320
Netlogic Microsystems, Inc.†	6,300	152,145
Rubicon Technology, Inc.†#	12,661	310,321
Silicon Image, Inc.†	18,100	65,522

		2,809,537

Electronic Measurement Instruments - 0.9%

Itron, Inc.†	14,850	801,900

Enterprise Software/Service - 2.7%

Concur Technologies, Inc.†#	15,800	738,966
MedAssets, Inc.†#	21,000	416,220
Taleo Corp., Class A†#	27,400	702,262
The Ultimate Software Group, Inc.†#	17,551	577,779

		2,435,227

Entertainment Software - 0.5%

RealD, Inc.†	24,400	407,724

Filtration/Separation Products - 0.3%

Polypore International, Inc.†	11,406	308,190

Finance-Consumer Loans - 1.3%

Encore Capital Group, Inc.†	20,400	404,124
Portfolio Recovery Associates, Inc.†	11,100	707,070

		1,111,194

Finance-Investment Banker/Broker - 0.7%

Stifel Financial Corp.†#	14,653	634,182

Food-Misc. - 0.9%

Diamond Foods, Inc.#	20,000	844,600

Footwear & Related Apparel - 1.9%

CROCS, Inc.†	91,050	1,138,125
Iconix Brand Group, Inc.†#	34,600	527,131

		1,665,256

Hospital Beds/Equipment - 1.1%

Hill-Rom Holdings, Inc.	31,300	1,004,730

Hotel/Motels - 1.0%

Intercontinental Hotels Group PLC ADR	60,700	925,068

Human Resources - 0.3%

Emergency Medical Services Corp., Class A†	6,300	302,715

Instruments-Controls - 0.6%

Sensata Technologies Holding NV†	31,400	529,718

Internet Application Software - 0.9%

Lionbridge Technologies, Inc.†	68,000	303,280
Vocus, Inc.†#	32,632	483,606

		786,886

Internet Infrastructure Software - 1.6%

F5 Networks, Inc.†	10,300	900,529
support.com, Inc.†#	138,391	525,886

		1,426,415

Internet Security - 1.7%

Sourcefire, Inc.†#	60,050	1,523,468

Intimate Apparel - 0.7%

The Warnaco Group, Inc.†	13,900	582,132

Machinery-Farming - 0.9%

AGCO Corp.†	24,700	816,335

Machinery-General Industrial - 2.2%

Roper Industries, Inc.	17,100	993,168
Wabtec Corp.	22,450	954,798

		1,947,966

Marine Services - 0.4%

Aegean Marine Petroleum Network, Inc.	25,000	372,250

Medical Information Systems - 0.3%

Allscripts Healthcare Solutions, Inc.†	18,000	300,780

Medical Instruments - 2.5%

Dexcom, Inc.†#	40,500	496,125
Edwards Lifesciences Corp.†	16,900	972,933
Natus Medical, Inc.†	36,383	439,143
Volcano Corp.†	14,200	313,820

		2,222,021

Medical Products - 2.2%

American Medical Systems Holdings, Inc.†#	26,800	488,296
Cyberonics, Inc.†	41,450	888,273
Zoll Medical Corp.†#	22,300	589,166

		1,965,735

Medical-Biomedical/Gene - 2.9%

Alexion Pharmaceuticals, Inc.†	30,350	1,713,864
Incyte Corp., Ltd.†#	39,300	492,036
Regeneron Pharmaceuticals, Inc.†#	12,600	276,948
RTI Biologics, Inc.†#	42,700	90,524

		2,573,372

Medical-Drugs - 1.6%

Salix Pharmaceuticals, Ltd.†	37,500	1,419,750

Medical-Generic Drugs - 1.0%

Par Pharmaceutical Cos., Inc.†	35,250	929,543

Metal Processors & Fabrication - 1.7%

Kaydon Corp.	27,100	878,311
RBC Bearings, Inc.†#	20,600	603,374

		1,481,685

Networking Products - 1.7%

Acme Packet, Inc.†	44,750	1,503,600

Non-Ferrous Metals - 0.5%

Brush Engineered Materials, Inc.†#	18,252	438,961

Non-Hazardous Waste Disposal - 0.6%

Waste Connections, Inc.†#	15,300	577,575

Oil Companies-Exploration & Production - 2.6%

Goodrich Petroleum Corp.†#	42,200	560,416
Newfield Exploration Co.†	7,900	379,279
Petrohawk Energy Corp.†	27,100	409,752
Whiting Petroleum Corp.†	10,900	924,756

		2,274,203

Oil Field Machinery & Equipment - 1.0%

Dril-Quip, Inc.†	16,650	880,286

Oil-Field Services - 0.9%

Core Laboratories NV#	2,900	228,897
Matrix Service Co.†#	33,352	283,826
Willbros Group, Inc.†#	36,000	281,880

		794,603

Pharmacy Services - 2.2%

Catalyst Health Solutions, Inc.†	31,300	1,254,817
SXC Health Solutions Corp.†	8,700	676,860

		1,931,677

Physicians Practice Management - 0.6%

IPC The Hospitalist Co., Inc.†	21,900	511,584

Power Converter/Supply Equipment - 0.4%

Advanced Energy Industries, Inc.†#	23,092	325,828

Retail-Apparel/Shoe - 3.8%

DSW, Inc., Class A†#	14,500	344,375
Genesco, Inc.†	12,600	318,024
Guess?, Inc.	25,350	819,058
Lululemon Athletica, Inc.†	11,700	386,334
Stein Mart, Inc.†	52,700	380,758
The Children’s Place Retail Stores, Inc.†	6,300	275,058

Urban Outfitters, Inc.†	28,200	855,024

		3,378,631

Retail-Building Products - 0.4%

Lumber Liquidators Holdings, Inc.†#	16,100	322,483

Retail-Catalog Shopping - 1.7%

MSC Industrial Direct Co., Inc., Class A	33,350	1,486,409

Retail-Discount - 1.1%

Dollar Tree, Inc.†	21,750	985,927

Retail-Petroleum Products - 0.6%

World Fuel Services Corp.#	20,804	531,334

Retail-Restaurants - 2.6%

California Pizza Kitchen, Inc.†	33,900	520,704
Panera Bread Co., Class A†	12,500	999,250
PF Chang’s China Bistro, Inc.#	8,200	351,042
Texas Roadhouse, Inc., Class A†#	32,300	428,298

		2,299,294

Retail-Sporting Goods - 0.6%

Hibbett Sports, Inc.†	24,500	567,910

Schools - 1.0%

Capella Education Co.†	10,450	653,961
Strayer Education, Inc.	1,500	217,170

		871,131

Semiconductor Components-Integrated Circuits - 0.4%

Power Integrations, Inc.	14,100	386,199

Semiconductor Equipment - 0.3%

ATMI, Inc.†#	18,514	236,516

Telecom Services - 1.3%

Cbeyond, Inc.†#	20,096	240,147
tw telecom, Inc.†	51,950	910,943

		1,151,090

Telecommunication Equipment - 0.8%

ADTRAN, Inc.#	22,300	700,889

Theaters - 1.2%

National CineMedia, Inc.	40,657	646,040
Regal Entertainment Group, Class A	31,000	381,610

		1,027,650

Transactional Software - 0.5%

Innerworkings, Inc.†#	82,434	447,617

Transport-Air Freight - 1.4%

Atlas Air Worldwide Holdings, Inc.†	27,700	1,200,518

Transport-Rail - 1.0%

Kansas City Southern†	25,700	862,749

Transport-Truck - 0.3%

Forward Air Corp.#	11,489	273,668

Web Hosting/Design - 1.9%

Equinix, Inc.†#	7,400	674,954
NIC, Inc.#	57,573	416,829
Rackspace Hosting, Inc.†#	29,500	580,855

		1,672,638

Wireless Equipment - 0.8%

SBA Communications Corp., Class A†#	20,100	719,580

Total Long-Term Investment Securities
(cost $82,929,613)		86,909,780

SHORT-TERM INVESTMENT SECURITIES - 8.1%
Collective Investment Pool - 6.5%

Securiites Lending Quality Trust (1)(2)	5,816,523	5,800,519

Time Deposits - 1.6%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10	$1,393,000	1,393,000

Total Short-Term Investment Securities
(cost $7,209,523)		7,193,519

REPURCHASE AGREEMENT - 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $594,000 and collateralized by $595,000 of Federal Home Loan Bank Bonds, bearing interest at 4.40% due 09/17/10 and having an approximate value of $607,971 (cost $594,000)	594,000	594,000

TOTAL INVESTMENTS
(cost $90,733,137) (3)	106.7%	94,697,299
Liabilities in excess of other assets	(6.7)	(5,889,529)

NET ASSETS	100.0%	$88,807,770

†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The security is purchased with the cash collateral received from securities loaned.
(2)	At August 31, 2010, the Fund had loaned securities with a total value of $6,124,821. This was secured by collateral of $5,816,523, which was received in cash and subsequently invested in short-term investments currently valued at $5,800,519 as reported in the Portfolio of Investments. The remaining collateral of $563,619 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	3.75%-8.13%	11/15/18-11/15/39

(3)	See Note 5 for cost of investments on a tax basis.

ADR    American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock	$86,909,780	$—	$—	$86,909,780
Short-Term Investment Securities:
Collective Investment Pool	—	5,800,519	—	5,800,519
Time Deposits	—	1,393,000	—	1,393,000
Repurchase Agreement	—	594,000	—	594,000

Total	$86,909,780	$7,787,519	$—	$94,697,299

See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 - (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK - 99.4%
Advertising Agencies - 0.2%

Omnicom Group, Inc.	92,600	$3,241,926
The Interpublic Group of Cos., Inc.†	147,600	1,259,028

		4,500,954

Aerospace/Defense - 1.4%

General Dynamics Corp.	116,400	6,503,268
Lockheed Martin Corp.	94,000	6,534,880
Northrop Grumman Corp.	90,900	4,919,508
Raytheon Co.	114,900	5,046,408
Rockwell Collins, Inc.	47,500	2,561,675
The Boeing Co.	229,000	13,998,770

		39,564,509

Aerospace/Defense-Equipment - 0.7%

Goodrich Corp.	37,800	2,588,544
United Technologies Corp.	281,500	18,356,615

		20,945,159

Agricultural Chemicals - 0.4%

CF Industries Holdings, Inc.	21,400	1,979,500
Monsanto Co.	164,600	8,666,190

		10,645,690

Agricultural Operations - 0.2%

Archer-Daniels-Midland Co.	194,000	5,971,320

Airlines - 0.1%

Southwest Airlines Co.	224,600	2,481,830

Apparel Manufacturers - 0.2%

Coach, Inc.	92,000	3,297,280
Polo Ralph Lauren Corp.	19,900	1,507,226
VF Corp.	26,600	1,878,492

		6,682,998

Appliances - 0.1%

Whirlpool Corp.#	22,700	1,683,432

Applications Software - 2.3%

Citrix Systems, Inc.†	56,000	3,244,640
Compuware Corp.†	67,900	487,522
Intuit, Inc.†	94,700	4,053,160
Microsoft Corp.	2,299,900	54,001,652
Red Hat, Inc.†	56,900	1,965,895
Salesforce.com, Inc.†#	34,100	3,746,908

		67,499,777

Athletic Footwear - 0.3%

NIKE, Inc., Class B#	117,200	8,204,000

Audio/Video Products - 0.0%

Harman International Industries, Inc.†	21,000	654,570

Auto-Cars/Light Trucks - 0.4%

Ford Motor Co.†#	1,027,600	11,601,604

Auto-Heavy Duty Trucks - 0.2%

PACCAR, Inc.#	110,100	4,512,999

Auto/Truck Parts & Equipment-Original - 0.2%

Johnson Controls, Inc.	202,900	5,382,937

Banks-Commercial - 0.4%

BB&T Corp.	208,800	4,618,656
First Horizon National Corp.†#	69,000	695,520
M&T Bank Corp.#	25,100	2,149,564
Marshall & Ilsley Corp.	159,000	1,041,450
Regions Financial Corp.	378,800	2,435,684
Zions Bancorporation#	52,100	960,203

		11,901,077

Banks-Fiduciary - 0.6%

Northern Trust Corp.#	73,000	3,368,220
State Street Corp.	151,300	5,307,604
The Bank of New York Mellon Corp.	365,900	8,880,393

		17,556,217

Banks-Super Regional - 2.5%

Capital One Financial Corp.	137,700	5,213,322
Comerica, Inc.#	53,200	1,830,612
Fifth Third Bancorp#	239,700	2,648,685
Huntington Bancshares, Inc.	216,100	1,143,169
KeyCorp	265,200	1,954,524
PNC Financial Services Group, Inc.	158,700	8,087,352
SunTrust Banks, Inc.#	150,800	3,391,492
US Bancorp	578,200	12,026,560
Wells Fargo & Co.	1,571,600	37,011,180

		73,306,896

Beverages-Non-alcoholic - 2.6%

Coca-Cola Enterprises, Inc.†	98,100	2,791,926
Dr Pepper Snapple Group, Inc.	74,100	2,728,362
PepsiCo, Inc.	486,500	31,223,570
The Coca-Cola Co.	695,900	38,914,728

		75,658,586

Beverages-Wine/Spirits - 0.1%

Brown-Forman Corp., Class B	32,800	2,010,312
Constellation Brands, Inc., Class A†	57,900	964,614

		2,974,926

Brewery - 0.1%

Molson Coors Brewing Co., Class B	47,600	2,073,456

Broadcast Services/Program - 0.1%

Discovery Communications, Inc., Class A†#	85,800	3,238,950
Scripps Networks Interactive Inc., Class A#	27,100	1,088,878

		4,327,828

Building Products-Wood - 0.0%

Masco Corp.#	108,200	1,135,018

Building-Residential/Commercial - 0.1%

D.R. Horton, Inc.	83,500	856,710
Lennar Corp., Class A#	49,100	646,647
Pulte Group, Inc.†#	95,800	769,274

		2,272,631

Cable/Satellite TV - 1.1%

Comcast Corp., Class A#	851,100	14,570,832
DIRECTV, Class A†	274,100	10,393,872
Time Warner Cable, Inc.	106,800	5,511,948

		30,476,652

Casino Hotels - 0.1%

Wynn Resorts, Ltd.	20,800	1,676,688

Casino Services - 0.0%

International Game Technology#	89,900	1,312,540

Cellular Telecom - 0.1%

MetroPCS Communications, Inc.†#	78,800	704,472

Sprint Nextel Corp.†	899,200	3,668,736

		4,373,208

Chemicals-Diversified - 0.8%

E.I. du Pont de Nemours & Co.#	273,300	11,142,441
FMC Corp.	21,900	1,363,932
PPG Industries, Inc.	50,200	3,304,666
The Dow Chemical Co.	348,400	8,490,508

		24,301,547

Chemicals-Specialty - 0.3%

Eastman Chemical Co.	21,800	1,341,790
Ecolab, Inc.	70,400	3,336,960
International Flavors & Fragrances, Inc.	24,000	1,096,560
Sigma-Aldrich Corp.#	36,600	1,946,022

		7,721,332

Coal - 0.2%

Consol Energy, Inc.	68,100	2,192,820
Massey Energy Co.	31,100	894,125
Peabody Energy Corp.	81,100	3,471,080

		6,558,025

Coatings/Paint - 0.1%

The Sherwin-Williams Co.	27,800	1,956,564

Commercial Services - 0.1%

Iron Mountain, Inc.#	54,600	1,107,288
Quanta Services, Inc.†	63,600	1,140,984

		2,248,272

Commercial Services-Finance - 1.1%

Automatic Data Processing, Inc.	151,700	5,857,137
Equifax, Inc.	38,200	1,125,754
H&R Block, Inc.	99,300	1,276,005
Mastercard, Inc., Class A	29,200	5,792,112
Moody’s Corp.#	59,300	1,253,602
Paychex, Inc.	97,000	2,414,330
The Western Union Co.	202,700	3,178,336
Total System Services, Inc.#	59,500	844,900
Visa, Inc., Class A	136,500	9,415,770

		31,157,946

Computer Aided Design - 0.1%

Autodesk, Inc.†	69,200	1,920,300

Computer Services - 1.9%

Cognizant Technology Solutions Corp., Class A†	90,300	5,201,731
Computer Sciences Corp.	46,500	1,851,165
International Business Machines Corp.	386,800	47,665,364

		54,718,260

Computers - 3.5%

Apple, Inc.†	274,500	66,805,065
Dell, Inc.†	519,800	6,118,046
Hewlett-Packard Co.	704,200	27,097,616

		100,020,727

Computers-Integrated Systems - 0.1%

Teradata Corp.†	50,300	1,646,822

Computers-Memory Devices - 0.7%

EMC Corp.†	620,000	11,308,800
NetApp, Inc.†	104,000	4,205,760
SanDisk Corp.†	69,400	2,306,856
Western Digital Corp.†	69,100	1,668,765

		19,490,181

Computers-Periphery Equipment - 0.0%

Lexmark International, Inc., Class A†#	23,700	829,263

Consulting Services - 0.0%

SAIC, Inc.†#	88,300	1,313,904

Consumer Products-Misc. - 0.4%

Clorox Co.	42,500	2,754,850
Fortune Brands, Inc.	45,900	2,055,861
Kimberly-Clark Corp.#	124,900	8,043,560

		12,854,271

Containers-Metal/Glass - 0.1%

Ball Corp.	27,900	1,564,632
Owens-Illinois, Inc.†	49,800	1,247,988

		2,812,620

Containers-Paper/Plastic - 0.1%

Bemis Co., Inc.#	32,900	949,823
Pactiv Corp.†#	40,100	1,286,408
Sealed Air Corp.	48,100	986,531

		3,222,762

Cosmetics & Toiletries - 2.4%

Avon Products, Inc.	129,200	3,759,720
Colgate-Palmolive Co.	147,900	10,920,936
The Estee Lauder Cos., Inc., Class A	36,100	2,024,127
The Procter & Gamble Co.	868,700	51,835,329

		68,540,112

Cruise Lines - 0.1%

Carnival Corp.	130,600	4,072,108

Data Processing/Management - 0.2%

Dun & Bradstreet Corp.#	15,200	1,001,680
Fidelity National Information Services, Inc.	77,100	1,992,264
Fiserv, Inc.†#	46,000	2,301,380

		5,295,324

Dental Supplies & Equipment - 0.1%

DENTSPLY International, Inc.	44,100	1,226,862
Patterson Cos., Inc.#	28,100	710,649

		1,937,511

Dialysis Centers - 0.1%

DaVita, Inc.†	31,300	2,022,606

Disposable Medical Products - 0.1%

C.R. Bard, Inc.	28,700	2,205,021

Distribution/Wholesale - 0.2%

Fastenal Co.#	39,600	1,792,692
Genuine Parts Co.#	47,900	2,008,447
WW Grainger, Inc.	18,700	1,978,273

		5,779,412

Diversified Banking Institutions - 4.8%

Bank of America Corp.	3,026,300	37,677,435
Citigroup, Inc.†#	6,818,300	25,364,076

JPMorgan Chase & Co.	1,200,100	43,635,636
Morgan Stanley	421,600	10,409,304
The Goldman Sachs Group, Inc.	155,300	21,266,782

		138,353,233

Diversified Manufacturing Operations - 3.5%

3M Co.	215,100	16,896,105
Danaher Corp.#	158,600	5,761,938
Dover Corp.	56,300	2,519,988
Eaton Corp.	50,600	3,515,688
General Electric Co.	3,220,400	46,631,392
Honeywell International, Inc.	231,100	9,033,699
Illinois Tool Works, Inc.	116,700	4,815,042
ITT Corp.	55,400	2,354,500
Leggett & Platt, Inc.	44,700	856,899
Parker Hannifin Corp.	48,600	2,875,176
Textron, Inc.#	82,400	1,406,568
Tyco International, Ltd.	153,900	5,737,392

		102,404,387

Diversified Operations - 0.0%

Leucadia National Corp.†#	57,200	1,221,220

E-Commerce/Products - 0.4%

Amazon.com, Inc.†#	103,500	12,919,905

E-Commerce/Services - 0.5%

eBay, Inc.†	343,000	7,971,320
Expedia, Inc.#	62,500	1,428,750
priceline.com, Inc.†#	14,300	4,168,164

		13,568,234

Electric Products-Misc. - 0.4%

Emerson Electric Co.	227,200	10,598,880
Molex, Inc.#	40,900	721,885

		11,320,765

Electric-Generation - 0.1%

The AES Corp.†	201,500	2,063,360

Electric-Integrated - 3.4%

Allegheny Energy, Inc.#	51,200	1,154,560
Ameren Corp.	71,900	2,018,233
American Electric Power Co., Inc.#	144,400	5,113,204
CMS Energy Corp.#	69,300	1,212,750
Consolidated Edison, Inc.#	85,100	4,044,803
Constellation Energy Group, Inc.	60,800	1,783,264
Dominion Resources, Inc.#	179,800	7,688,248
DTE Energy Co.	50,800	2,379,980
Duke Energy Corp.#	396,100	6,808,959
Edison International	98,300	3,317,625
Entergy Corp.	57,100	4,501,764
Exelon Corp.#	199,300	8,115,496
FirstEnergy Corp.#	91,900	3,357,107
Integrys Energy Group, Inc.#	23,200	1,124,040
NextEra Energy, Inc.	125,100	6,721,623
Northeast Utilities	53,100	1,538,307
Pepco Holdings, Inc.#	67,300	1,208,035
PG&E Corp.	112,300	5,251,148
Pinnacle West Capital Corp.	32,700	1,303,095
PPL Corp.	141,300	3,837,708
Progress Energy, Inc.	86,600	3,716,006
Public Service Enterprise Group, Inc.	152,600	4,877,096
SCANA Corp.#	34,200	1,334,826
Southern Co.	248,700	9,124,803
TECO Energy, Inc.	64,500	1,088,760
Wisconsin Energy Corp.	35,300	1,967,622
Xcel Energy, Inc.#	138,600	3,092,166

		97,681,228

Electronic Components-Misc. - 0.0%

Jabil Circuit, Inc.	58,400	598,600

Electronic Components-Semiconductors - 1.9%

Advanced Micro Devices, Inc.†#	170,600	958,772
Altera Corp.#	91,000	2,244,970
Broadcom Corp., Class A#	130,300	3,905,091
Intel Corp.	1,678,300	29,739,476
LSI Corp.†	197,200	792,744
MEMC Electronic Materials, Inc.†#	68,600	705,894
Microchip Technology, Inc.#	56,000	1,550,640
Micron Technology, Inc.†#	257,700	1,666,030
National Semiconductor Corp.#	71,800	905,398
NVIDIA Corp.†	172,600	1,610,358
QLogic Corp.†	33,600	500,472
Texas Instruments, Inc.	368,700	8,491,161
Xilinx, Inc.#	78,100	1,886,115

		54,957,121

Electronic Connectors - 0.1%

Amphenol Corp., Class A#	52,300	2,129,656

Electronic Forms - 0.1%

Adobe Systems, Inc.†	158,800	4,408,288

Electronic Measurement Instruments - 0.1%

Agilent Technologies, Inc.†	105,000	2,831,850
FLIR Systems, Inc.†#	46,300	1,163,056

		3,994,906

Electronics-Military - 0.1%

L-3 Communications Holdings, Inc.	34,900	2,324,340

Energy-Alternate Sources - 0.1%

First Solar, Inc.†#	14,700	1,879,395

Engineering/R&D Services - 0.1%

Fluor Corp.	53,900	2,407,174
Jacobs Engineering Group, Inc.†	37,700	1,307,436

		3,714,610

Engines-Internal Combustion - 0.2%

Cummins, Inc.#	60,500	4,501,805

Enterprise Software/Service - 1.1%

BMC Software, Inc.†	54,800	1,976,088
CA, Inc.	117,800	2,121,578
Novell, Inc.†	105,500	592,910
Oracle Corp.	1,180,900	25,838,092

		30,528,668

Entertainment Software - 0.1%

Electronic Arts, Inc.†	98,900	1,507,236

Filtration/Separation Products - 0.0%

Pall Corp.	35,300	1,206,907

Finance-Consumer Loans - 0.1%

SLM Corp.†	146,500	1,618,825

Finance-Credit Card - 0.6%

American Express Co.	362,300	14,444,901
Discover Financial Services	164,000	2,379,640

		16,824,541

Finance-Investment Banker/Broker - 0.2%

E*Trade Financial Corp.†	59,700	740,877
The Charles Schwab Corp.	295,200	3,766,752

		4,507,629

Finance-Other Services - 0.3%

CME Group, Inc.	19,800	4,911,984
IntercontinentalExchange, Inc.†	22,300	2,130,988
NYSE Euronext	78,700	2,183,138
The NASDAQ OMX Group, Inc.†	44,000	788,040

		10,014,150

Food-Confectionery - 0.2%

The Hershey Co.#	50,000	2,323,500
The J.M. Smucker Co.	35,900	2,099,432

		4,422,932

Food-Dairy Products - 0.0%

Dean Foods Co.†	54,800	560,604

Food-Meat Products - 0.1%

Hormel Foods Corp.#	20,900	901,835
Tyson Foods, Inc., Class A	92,100	1,508,598

		2,410,433

Food-Misc. - 1.4%

Campbell Soup Co.#	56,500	2,105,190
ConAgra Foods, Inc.	134,400	2,901,696
General Mills, Inc.	200,200	7,239,232
H.J. Heinz Co.	95,400	4,411,296
Kellogg Co.#	76,900	3,820,392
Kraft Foods, Inc., Class A#	525,900	15,750,705
McCormick & Co., Inc.#	40,000	1,594,800
Sara Lee Corp.#	199,500	2,880,780

		40,704,091

Food-Retail - 0.3%

Safeway, Inc.#	117,200	2,203,360
SUPERVALU, Inc.#	64,000	622,080
The Kroger Co.	194,900	3,845,377
Whole Foods Market, Inc.†#	51,700	1,798,643

		8,469,460

Food-Wholesale/Distribution - 0.2%

Sysco Corp.	178,400	4,904,216

Forestry - 0.1%

Plum Creek Timber Co., Inc.#	49,200	1,695,924
Weyerhaeuser Co.	63,800	1,001,660

		2,697,584

Gas-Distribution - 0.3%

CenterPoint Energy, Inc.	125,600	1,857,624
Nicor, Inc.#	13,700	579,373
NiSource, Inc.	83,700	1,451,358
Sempra Energy	74,700	3,803,724

		7,692,079

Gold Mining - 0.3%

Newmont Mining Corp.	148,200	9,087,624

Hazardous Waste Disposal - 0.1%

Stericycle, Inc.†#	25,500	1,670,250

Home Decoration Products - 0.0%

Newell Rubbermaid, Inc.#	83,900	1,260,178

Hotels/Motels - 0.2%

Marriott International, Inc., Class A#	77,400	2,477,574
Starwood Hotels & Resorts Worldwide, Inc.#	57,200	2,672,956
Wyndham Worldwide Corp.	54,300	1,259,217

		6,409,747

Human Resources - 0.0%

Monster Worldwide, Inc.†#	38,000	419,140
Robert Half International, Inc.#	45,300	977,574

		1,396,714

Independent Power Producers - 0.1%

NRG Energy, Inc.†#	77,000	1,564,640

Industrial Automated/Robotic - 0.1%

Rockwell Automation, Inc.	43,000	2,199,020

Industrial Gases - 0.5%

Air Products & Chemicals, Inc.	64,100	4,745,323
Airgas, Inc.	25,200	1,658,160
Praxair, Inc.	92,300	7,940,569

		14,344,052

Instruments-Scientific - 0.3%

PerkinElmer, Inc.	35,500	745,855
Thermo Fisher Scientific, Inc.†	123,800	5,214,456
Waters Corp.†	28,000	1,694,560

		7,654,871

Insurance Brokers - 0.2%

AON Corp.#	81,300	2,946,312
Marsh & McLennan Cos., Inc.	163,300	3,873,476

		6,819,788

Insurance-Life/Health - 0.7%

Aflac, Inc.	141,600	6,690,600
Lincoln National Corp.	91,200	2,130,432
Principal Financial Group, Inc.	96,400	2,222,020
Prudential Financial, Inc.	140,600	7,110,142
Torchmark Corp.#	24,900	1,228,815
Unum Group	100,400	2,013,020

		21,395,029

Insurance-Multi-line - 1.2%

ACE, Ltd.	101,500	5,427,205
American International Group, Inc.†#(1)	40,700	1,380,951
Assurant, Inc.	33,700	1,232,072
Cincinnati Financial Corp.#	49,200	1,312,656
Genworth Financial, Inc., Class A†	147,500	1,597,425
Hartford Financial Services Group, Inc.	134,000	2,701,440
Loews Corp.	106,000	3,724,840
MetLife, Inc.	270,000	10,152,000
The Allstate Corp.	162,300	4,479,480
XL Group PLC	103,200	1,848,312

		33,856,381

Insurance-Property/Casualty - 0.6%

Chubb Corp.#	98,600	5,434,832
The Progressive Corp.	202,200	4,003,560
The Travelers Cos., Inc.	141,800	6,945,364

		16,383,756

Insurance-Reinsurance - 1.4%

Berkshire Hathaway, Inc., Class B†	499,300	39,334,854

Internet Infrastructure Software - 0.1%

Akamai Technologies, Inc.†#	54,800	2,524,636

Internet Security - 0.2%

McAfee, Inc.†	47,100	2,216,055
Symantec Corp.†	241,000	3,284,830
VeriSign, Inc.†#	55,000	1,602,150

		7,103,035

Investment Management/Advisor Services - 0.5%

Ameriprise Financial, Inc.	77,100	3,360,018
Federated Investors, Inc., Class B#	26,800	558,780
Franklin Resources, Inc.	44,600	4,304,346
Invesco, Ltd.#	140,900	2,550,290
Janus Capital Group, Inc.#	55,400	503,032
Legg Mason, Inc.	46,700	1,182,911
T. Rowe Price Group, Inc.#	78,300	3,427,974

		15,887,351

Linen Supply & Related Items - 0.0%

Cintas Corp.#	39,700	1,011,953

Machinery-Construction & Mining - 0.4%

Caterpillar, Inc.	189,400	12,341,304

Machinery-Farming - 0.3%

Deere & Co.	128,100	8,104,887

Machinery-General Industrial - 0.1%

Roper Industries, Inc.#	28,300	1,643,664

Machinery-Pumps - 0.1%

Flowserve Corp.	16,900	1,510,522

Medical Information Systems - 0.1%

Cerner Corp.†#	20,600	1,500,710

Medical Instruments - 0.7%

Boston Scientific Corp.†	457,400	2,373,906
Intuitive Surgical, Inc.†	11,800	3,127,354
Medtronic, Inc.	332,300	10,460,804
St. Jude Medical, Inc.†	98,600	3,408,602

		19,370,666

Medical Labs & Testing Services - 0.1%

Laboratory Corp. of America Holdings†#	31,400	2,280,268
Quest Diagnostics, Inc.	45,600	1,983,600

		4,263,868

Medical Products - 2.5%

Baxter International, Inc.	179,900	7,656,544
Becton, Dickinson and Co.#	70,400	4,800,576
CareFusion Corp.†	53,600	1,156,688
Hospira, Inc.†	50,000	2,568,000
Johnson & Johnson	831,900	47,434,938
Stryker Corp.#	85,000	3,671,150
Varian Medical Systems, Inc.†#	37,300	1,985,852
Zimmer Holdings, Inc.†	61,200	2,886,804

		72,160,552

Medical-Biomedical/Gene - 1.4%

Amgen, Inc.†#	289,000	14,750,560
Biogen Idec, Inc.†#	72,900	3,922,020
Celgene Corp.†	139,000	7,161,280
Genzyme Corp.†	80,500	5,643,855
Gilead Sciences, Inc.†	252,900	8,057,394
Life Technologies Corp.†	55,100	2,356,627

		41,891,736

Medical-Drugs - 4.5%

Abbott Laboratories	465,600	22,972,704
Allergan, Inc.	92,800	5,699,776
Bristol-Myers Squibb Co.	518,700	13,527,696
Cephalon, Inc.†#	22,700	1,285,047
Eli Lilly & Co.	306,100	10,272,716
Forest Laboratories, Inc.†#	86,100	2,349,669
King Pharmaceuticals, Inc.†	75,300	655,863
Merck & Co., Inc.	940,600	33,071,496
Pfizer, Inc.	2,433,100	38,759,283

		128,594,250

Medical-Generic Drugs - 0.1%

Mylan, Inc.†#	93,200	1,599,312
Watson Pharmaceuticals, Inc.†	32,300	1,391,161

		2,990,473

Medical-HMO - 0.9%

Aetna, Inc.	128,200	3,425,504
CIGNA Corp.	83,500	2,690,370
Coventry Health Care, Inc.†	44,600	863,010
Humana, Inc.†	51,300	2,451,627
UnitedHealth Group, Inc.#	342,900	10,876,788
WellPoint, Inc.†	120,600	5,991,408

		26,298,707

Medical-Hospitals - 0.0%

Tenet Healthcare Corp.†	131,400	515,088

Medical-Wholesale Drug Distribution - 0.4%

AmerisourceBergen Corp.	85,200	2,324,256
Cardinal Health, Inc.	109,200	3,271,632
McKesson Corp.	81,900	4,754,295

		10,350,183

Metal Processors & Fabrication - 0.2%

Precision Castparts Corp.	42,900	4,855,422

Metal-Aluminum - 0.1%

Alcoa, Inc.	308,000	3,144,680

Metal-Copper - 0.4%

Freeport-McMoRan Copper & Gold, Inc.	142,300	10,242,754

Metal-Iron - 0.1%

Cliffs Natural Resources, Inc.	40,900	2,502,671

Motorcycle/Motor Scooter - 0.1%

Harley-Davidson, Inc.	71,000	1,726,720

Multimedia - 1.6%

Meredith Corp.#	11,100	324,786
News Corp., Class A	679,800	8,545,086
The McGraw-Hill Cos., Inc.	95,200	2,632,280

The Walt Disney Co.	590,800	19,254,172
Time Warner, Inc.	343,800	10,307,124
Viacom, Inc., Class B	183,200	5,756,144

		46,819,592

Networking Products - 1.3%

Cisco Systems, Inc.†	1,722,700	34,540,135
Juniper Networks, Inc.†	158,700	4,316,640

		38,856,775

Non-Ferrous Metals - 0.0%

Titanium Metals Corp.†	25,500	462,060

Non-Hazardous Waste Disposal - 0.3%

Republic Services, Inc.	97,900	2,881,197
Waste Management, Inc.#	145,700	4,821,213

		7,702,410

Office Automation & Equipment - 0.2%

Pitney Bowes, Inc.#	62,600	1,204,424
Xerox Corp.	416,000	3,511,040

		4,715,464

Office Supplies & Forms - 0.0%

Avery Dennison Corp.	33,300	1,082,916

Oil & Gas Drilling - 0.2%

Diamond Offshore Drilling, Inc.#	21,000	1,221,780
Helmerich & Payne, Inc.	31,900	1,181,576
Nabors Industries, Ltd.†	86,000	1,348,480
Rowan Cos., Inc.†	34,500	886,995

		4,638,831

Oil Companies-Exploration & Production - 2.4%

Anadarko Petroleum Corp.	149,200	6,861,708
Apache Corp.	108,600	9,757,710
Cabot Oil & Gas Corp.#	31,300	871,392
Chesapeake Energy Corp.	196,300	4,059,484
Denbury Resources, Inc.†	120,400	1,774,696
Devon Energy Corp.	134,800	8,125,744
EOG Resources, Inc.	76,400	6,636,868
EQT Corp.#	43,400	1,414,840
Noble Energy, Inc.	52,700	3,677,406
Occidental Petroleum Corp.	245,000	17,904,600
Pioneer Natural Resources Co.#	35,000	2,023,700
QEP Resources, Inc.	52,800	1,532,784
Range Resources Corp.	48,100	1,626,261
Southwestern Energy Co.†	104,400	3,415,968

		69,683,161

Oil Companies-Integrated - 6.0%

Chevron Corp.	605,900	44,933,544
ConocoPhillips	448,900	23,535,827
Exxon Mobil Corp.	1,542,024	91,226,140
Hess Corp.	88,100	4,427,025
Marathon Oil Corp.	214,000	6,524,860
Murphy Oil Corp.	57,800	3,095,768

		173,743,164

Oil Field Machinery & Equipment - 0.3%

Cameron International Corp.†	73,700	2,710,686
FMC Technologies, Inc.†	36,700	2,269,895
National Oilwell Varco, Inc.	126,400	4,751,376

		9,731,957

Oil Refining & Marketing - 0.1%

Sunoco, Inc.	36,400	1,225,952
Tesoro Corp.	42,600	478,398
Valero Energy Corp.	170,600	2,690,362

		4,394,712

Oil-Field Services - 1.2%

Baker Hughes, Inc.	129,400	4,862,852
Halliburton Co.	273,100	7,704,151
Schlumberger, Ltd.	412,045	21,974,360

		34,541,363

Paper & Related Products - 0.1%

International Paper Co.	131,700	2,694,582
MeadWestvaco Corp.	51,500	1,120,640

		3,815,222

Pharmacy Services - 0.4%

Express Scripts, Inc.†#	165,300	7,041,780
Medco Health Solutions, Inc.†	130,800	5,687,184

		12,728,964

Photo Equipment & Supplies - 0.0%

Eastman Kodak Co.†#	81,000	282,690

Pipelines - 0.4%

El Paso Corp.	212,300	2,418,097
Oneok, Inc.	32,100	1,377,411
Spectra Energy Corp.	195,500	3,976,470
The Williams Cos., Inc.	176,200	3,194,506

		10,966,484

Printing-Commercial - 0.0%

R.R. Donnelley & Sons Co.	62,200	942,019

Publishing-Newspapers - 0.1%

Gannett Co., Inc.#	71,800	868,062
The New York Times Co., Class A†#	35,100	252,018
The Washington Post Co., Class B#	1,800	648,414

		1,768,494

Quarrying - 0.0%

Vulcan Materials Co.#	38,500	1,415,260

Real Estate Investment Trusts - 1.4%

Apartment Investment & Management Co., Class A#	35,200	719,488
AvalonBay Communities, Inc.#	25,000	2,630,500
Boston Properties, Inc.#	41,900	3,410,660
Equity Residential	85,300	3,909,299
HCP, Inc.#	93,600	3,296,592
Health Care REIT, Inc.	37,400	1,718,156
Host Hotels & Resorts, Inc.#	198,500	2,606,305
Kimco Realty Corp.	122,400	1,824,984
ProLogis#	143,800	1,560,230
Public Storage#	41,000	4,018,820
Simon Property Group, Inc.	88,300	7,986,735
Ventas, Inc.#	47,300	2,389,123
Vornado Realty Trust	47,700	3,866,562

		39,937,454

Real Estate Management/Services - 0.0%

CB Richard Ellis Group, Inc., Class A†#	81,500	1,338,230

Retail-Apparel/Shoe - 0.3%

Abercrombie & Fitch Co., Class A#	26,600	920,360
Limited Brands, Inc.#	81,400	1,921,040
Ross Stores, Inc.#	37,000	1,836,310
The Gap, Inc.	135,400	2,286,906
Urban Outfitters, Inc.†#	39,300	1,191,576

		8,156,192

Retail-Auto Parts - 0.1%

AutoZone, Inc.†	8,800	1,846,064
O’Reilly Automotive, Inc.†#	41,700	1,971,159

		3,817,223

Retail-Automobile - 0.1%

AutoNation, Inc.†#	23,400	528,372
CarMax, Inc.†#	67,300	1,341,289

		1,869,661

Retail-Bedding - 0.1%

Bed Bath & Beyond, Inc.†	79,400	2,856,018

Retail-Building Products - 0.8%

Home Depot, Inc.#	506,900	14,096,889
Lowe’s Cos., Inc.	431,100	8,751,330

		22,848,219

Retail-Computer Equipment - 0.0%

GameStop Corp., Class A†#	46,100	826,573

Retail-Consumer Electronics - 0.1%

Best Buy Co., Inc.#	104,400	3,277,116
RadioShack Corp.#	37,800	698,544

		3,975,660

Retail-Discount - 1.8%

Big Lots, Inc.†#	24,300	759,618
Costco Wholesale Corp.#	133,000	7,521,150
Family Dollar Stores, Inc.	40,700	1,741,553
Target Corp.	222,100	11,362,636
Wal-Mart Stores, Inc.	626,600	31,417,724

		52,802,681

Retail-Drug Store - 0.7%

CVS Caremark Corp.#	410,500	11,083,500
Walgreen Co.	295,100	7,932,288

		19,015,788

Retail-Jewelry - 0.1%

Tiffany & Co.#	38,400	1,521,792

Retail-Major Department Stores - 0.3%

J.C. Penney Co., Inc.	71,300	1,426,000
Nordstrom, Inc.#	50,200	1,451,784
Sears Holdings Corp.†#	14,600	903,740
TJX Cos., Inc.#	123,100	4,885,839

		8,667,363

Retail-Office Supplies - 0.1%

Office Depot, Inc.†	83,100	283,371
Staples, Inc.#	220,200	3,912,954

		4,196,325

Retail-Regional Department Stores - 0.2%

Kohl’s Corp.†#	92,900	4,364,442
Macy’s, Inc.	127,300	2,474,712

		6,839,154

Retail-Restaurants - 1.3%

Darden Restaurants, Inc.#	42,400	1,749,424
McDonald’s Corp.	324,500	23,707,970
Starbucks Corp.#	224,800	5,168,152
Yum! Brands, Inc.	141,000	5,879,700

		36,505,246

Rubber-Tires - 0.0%

The Goodyear Tire & Rubber Co.†	73,300	677,292

Savings & Loans/Thrifts - 0.1%

Hudson City Bancorp, Inc.	143,000	1,648,075
People’s United Financial, Inc.#	113,000	1,437,360

		3,085,435

Schools - 0.1%

Apollo Group, Inc., Class A†	38,000	1,614,240
DeVry, Inc.#	18,700	712,657

		2,326,897

Semiconductor Components-Integrated Circuits - 0.2%

Analog Devices, Inc.	89,900	2,506,412
Linear Technology Corp.#	67,600	1,936,740

		4,443,152

Semiconductor Equipment - 0.2%

Applied Materials, Inc.	405,200	4,210,028
KLA-Tencor Corp.	51,300	1,436,913
Novellus Systems, Inc.†	29,000	675,700
Teradyne, Inc.†#	54,400	488,512

		6,811,153

Steel-Producers - 0.2%

AK Steel Holding Corp.#	33,200	422,968
Nucor Corp.	95,100	3,497,778
United States Steel Corp.#	43,300	1,840,683

		5,761,429

Steel-Specialty - 0.0%

Allegheny Technologies, Inc.#	29,700	1,209,384

Telecom Equipment-Fiber Optics - 0.3%

Corning, Inc.#	470,800	7,382,144
JDS Uniphase Corp.†	67,700	622,163

		8,004,307

Telecommunication Equipment - 0.1%

Harris Corp.	39,200	1,649,144
Tellabs, Inc.#	116,200	825,020

		2,474,164

Telephone-Integrated - 2.9%

AT&T, Inc.	1,782,400	48,178,272
CenturyLink, Inc.#	90,600	3,276,096
Frontier Communications Corp.#	298,881	2,310,350
Qwest Communications International, Inc.#	450,400	2,544,760
Verizon Communications, Inc.#	852,700	25,163,177
Windstream Corp.#	145,700	1,680,650

		83,153,305

Television - 0.1%

CBS Corp., Class B	205,100	2,834,482

Tobacco - 1.7%

Altria Group, Inc.	628,200	14,021,424
Lorillard, Inc.	46,100	3,504,061
Philip Morris International, Inc.	558,600	28,734,384
Reynolds American, Inc.#	51,000	2,781,540

		49,041,409

Tools-Hand Held - 0.1%

Snap-On, Inc.	17,400	717,402
Stanley Black & Decker. Inc.#	48,400	2,596,176

		3,313,578

Toys - 0.1%

Hasbro, Inc.	39,500	1,594,220
Mattel, Inc.	110,000	2,308,900

		3,903,120

Transport-Rail - 0.8%

CSX Corp.	117,400	5,857,086
Norfolk Southern Corp.#	111,600	5,990,688
Union Pacific Corp.#	152,700	11,137,938

		22,985,712

Transport-Services - 1.1%

C.H. Robinson Worldwide, Inc.#	50,000	3,249,500
Expeditors International of Washington, Inc.	64,200	2,541,678
FedEx Corp.	94,500	7,375,725
Ryder System, Inc.#	16,000	613,920
United Parcel Service, Inc., Class B#	298,800	19,063,440

		32,844,263

Vitamins & Nutrition Products - 0.1%

Mead Johnson Nutrition Co.	61,700	3,220,123

Web Portals/ISP - 1.3%

Google, Inc., Class A†	73,000	32,851,460
Yahoo!, Inc.†	355,100	4,644,708

		37,496,168

Wireless Equipment - 1.0%

American Tower Corp., Class A†	121,700	5,702,862
Motorola, Inc.†	701,000	5,278,530
QUALCOMM, Inc.	494,800	18,955,788

		29,937,180

Total Long-Term Investment Securities (cost $2,628,057,290)		2,869,013,206

SHORT-TERM INVESTMENT SECURITIES - 8.6%
Collective Investment Pool - 8.5%

Securities Lending Quality Trust(2)(3)	247,019,725	246,340,060

U.S. Government Treasuries - 0.1%

United States Treasury Bills
0.13% due 09/16/10(4)	$200,000	199,990
0.17% due 09/16/10(4)	3,000,000	2,999,787

		3,199,777

Total Short-Term Investment Securities (cost $250,219,502)		249,539,837

REPURCHASE AGREEMENT - 0.3%

State Street Bank & Trust Co., Joint Repurchase Agreement(5) (cost $8,424,000)	8,424,000	8,424,000

TOTAL INVESTMENTS (cost $2,886,700,792)(6)	108.3%	3,126,977,043
Liabilities in excess of other assets	(8.3)	(240,827,838)

NET ASSETS	100.0%	$2,886,149,205

†	Non-income producing security
#	The security or a portion thereof is out on loan
(1)	Security represents an investment in an affiliated company; see Note 4
(2)	The security is purchased with the cash collateral received from securities loaned.
(3)	At August 31, 2010, the Fund had loaned securities with a total value of $244,870,369. This was secured by collateral of $247,019,725, which was received in cash and subsequently invested in short-term investments currently value at $246,340,060 as reported in the Portfolio of Investments. The remaining collateral of $4,117,186 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	0.47%	06/29/12
Federal Home Loan Bank	0.37% to 1.63%	07/08/11 to 12/01/11
Federal Home Loan Mtg. Corp.	0.75%	06/29/12
Federal National Mtg. Assoc.	zero coupon	07/11/11
United States Treasury Notes/Bonds	0.88% to 1.00%	12/31/10 to 08/31/11

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 3 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2010	Unrealized Appreciation (Depreciation)
335	Long	S&P 500 E Mini Index	September 2010	$17,985,536	$17,559,025	$(426,511)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Oil Companies-Integrated	$173,743,164	$—	$—	$173,743,164
Other Industries*	2,695,270,042	—	—	2,695,270,042
Short-Term Investment Securities:
Collective Investment Pool	—	246,340,060	—	246,340,060
U.S. Government Treasuries	—	3,199,777	—	3,199,777
Repurchase Agreement	—	8,424,000	—	8,424,000
Other Financial Instruments:+
Open Futures Contracts - Depreciation	(426,511)	—	—	(426,511)

Total	$2,868,586,695	$257,963,837	$—	$3,126,550,532

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Portfolio of Investments

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS - August 31, 2010 (Unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)
COMMON STOCK - 94.2%
Agricultural Chemicals - 2.4%

The Mosaic Co.	51,340	$3,011,604

Auto-Heavy Duty Trucks - 2.2%

Navistar International Corp.†	64,799	2,713,782

Auto/Truck Parts & Equipment-Original - 1.6%

Lear Corp.†	26,940	1,984,400

Banks-Commercial - 1.1%

CIT Group, Inc.†	37,550	1,377,334

Banks-Fiduciary - 2.6%

State Street Corp.	92,360	3,239,989

Banks-Super Regional - 4.4%

PNC Financial Services Group, Inc.	35,360	1,801,946
Wells Fargo & Co.	157,850	3,717,367

		5,519,313

Beverages-Non-alcoholic - 0.8%

The Coca-Cola Co.	18,520	1,035,638

Brewery - 2.2%

Molson Coors Brewing Co., Class B	64,133	2,793,633

Cable/Satellite TV - 3.0%

Comcast Corp., Class A	123,960	2,122,195
Time Warner Cable, Inc.	32,419	1,673,145

		3,795,340

Chemicals-Diversified - 1.9%

Celanese Corp., Series A	91,480	2,442,516

Coal - 1.8%

Consol Energy, Inc.	69,410	2,235,002

Computers - 1.4%

Dell, Inc.†	153,030	1,801,163

Diversified Banking Institutions - 5.5%

JPMorgan Chase & Co.	141,313	5,138,141
The Goldman Sachs Group, Inc.	13,390	1,833,626

		6,971,767

Diversified Manufacturing Operations - 4.8%

Ingersoll-Rand PLC	63,180	2,055,246
Tyco International, Ltd.	106,090	3,955,035

		6,010,281

Electric-Integrated - 5.6%

Edison International	87,690	2,959,537
Entergy Corp.	17,800	1,403,352
Exelon Corp.	29,126	1,186,011
PG&E Corp.	32,116	1,501,744

		7,050,644

Enterprise Software/Service - 1.9%

Oracle Corp.	110,420	2,415,990

Finance-Investment Banker/Broker - 1.3%

E*Trade Financial Corp.†	132,850	1,648,668

Insurance-Life/Health - 0.5%

CNO Financial Group, Inc.†	140,950	666,694

Insurance-Multi-line - 6.6%

ACE, Ltd.	55,600	2,972,932
Genworth Financial, Inc., Class A†	107,180	1,160,760
MetLife, Inc.	110,942	4,171,419

		8,305,111

Medical-Biomedical/Gene - 4.4%

Amgen, Inc.†	24,390	1,244,866
Gilead Sciences, Inc.†	132,650	4,226,229

		5,471,095

Medical-Drugs - 7.3%

Merck & Co., Inc.	119,680	4,207,949
Pfizer, Inc.	314,975	5,017,552

		9,225,501

Medical-HMO - 0.9%

Aetna, Inc.	42,976	1,148,319

Multimedia - 2.3%

Viacom, Inc., Class B	91,690	2,880,900

Office Automation & Equipment - 1.0%

Xerox Corp.	141,880	1,197,467

Oil Companies-Exploration & Production - 1.3%

Ultra Petroleum Corp.†	40,960	1,597,850

Oil Companies-Integrated - 9.1%

Chevron Corp.	71,107	5,273,295
Exxon Mobil Corp.	40,414	2,390,893
Marathon Oil Corp.	81,480	2,484,325
Royal Dutch Shell PLC ADR	24,060	1,276,383

		11,424,896

Oil-Field Services - 2.2%

Halliburton Co.	96,730	2,728,753

Retail-Discount - 0.5%

Wal-Mart Stores, Inc.	12,510	627,251

Retail-Drug Store - 2.7%

Walgreen Co.	127,702	3,432,630

Retail-Misc./Diversified - 0.5%

AerCap Holdings NV†	57,240	614,758

Telecommunication Equipment - 1.5%

Harris Corp.	46,030	1,936,482

Telephone-Integrated - 3.4%

AT&T, Inc.	155,880	4,213,436

Textile-Home Furnishings - 1.5%

Mohawk Industries, Inc.†	42,840	1,898,240

Transport-Equipment & Leasing - 0.9%

Aircastle, Ltd.	147,030	1,148,304

Transport-Rail - 2.1%

Norfolk Southern Corp.	50,050	2,686,684

Wireless Equipment - 1.0%

QUALCOMM, Inc.	33,510	1,283,768

Total Long-Term Investment Securities
(cost $122,855,444)		118,535,203

REPURCHASE AGREEMENT - 6.2%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $7,852,002 and collateralized by $7,840,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $8,010,912 (cost $7,852,000)	$7,852,000	7,852,000

TOTAL INVESTMENTS
(cost $130,707,444) (1)	100.4%	126,387,203
Liabilities in excess of other assets	(0.4)	(495,475)

NET ASSETS	100.0%	$125,891,728

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
ADR	- American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (See Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$6,971,767	$—	$—	$6,971,767
Electric-Integrated	7,050,644	—	—	7,050,644
Insurance-Multi-line	8,305,111	—	—	8,305,111
Medical Drugs	9,225,501	—	—	9,225,501
Oil Companies-Integrated	11,424,896	—	—	11,424,896
Other Industries*	75,557,284	—	—	75,557,284
Repurchase Agreement	—	7,852,000	—	7,852,000

Total	$118,535,203	$7,852,000	$—	$126,387,203

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

VALIC Company I

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1 — Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Investments in open end and closed end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open end and closed end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Fund’s investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Fund’s net assets as of August 31, 2010 are reported on a schedule following the Portfolio of Investments.

Note 2 — Derivative Instruments

The following tables present the value of derivatives held as of August 31, 2010, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of August 31, 2010, please refer to the Portfolio of Investments.

	Asset Allocation Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity Contracts
Futures contracts (variation margin)(2)(3)	$3,520	$—

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $800
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(73,140) as reported in the Portfolio of Investments.

	Global Equity Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$753,331	$266,736

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $74,354,757

	Global Social Awareness Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$28,140

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $10,473
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(477,692) as reported in the Portfolio of Investments.

	Global Strategy Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$6,313,933	$836,944

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $168,723,103

	Growth Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$3,865	$—

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $1,336,455

	Health Sciences Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Call and put options written, at value(2)	$—	$6,183,813

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity options written contracts was $843,300

	International Equities Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts Futures contracts (variation margin)(2)(3)	$—	$233,084

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $15,592
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(405,764) as reported in the Portfolio of Investments.

	International Government Bond Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Foreign exchange contracts(2)	$—	$2,056

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $460,173

	Mid Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts Futures contracts (variation margin)(2)(3)	$11,900	$—

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $21,400
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(207,176) as reported in the Portfolio of Investments.

	NASDAQ-100 Index Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$4,995

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $1,987
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(71,697) as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$23,182	$—

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $28,467
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(925,996) as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives	Liability Derivatives
Derivatives Contracts(1)	Value	Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$53,600	$—

(1)	The Portfolio’s derivative contracts held during the period ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $14,700
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(426,511) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. During the period ended August 31, 2010, the Global Equity Fund, Global Strategy Fund, Growth Fund and International Government Bond Fund used forward foreign currency contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of August 31, 2010, the following Funds had open forward contracts: Global Equity Fund, Global Strategy Fund, Growth Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. During the period ended August 31, 2010, the Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, NASDAQ 100 Index Fund, Small Cap Index Fund and Stock Index Fund period, used futures contracts to increase exposure to equity or bond markets. As of August 31, 2010, the following Funds had open futures contracts: Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended August 31, 2010, the Health Sciences Fund used options contracts to generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of August 31, 2010, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

During the period ended August 31, 2010 the following Funds had options written:

	Written Options
	Health Sciences Fund
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2010	8,742	$4,937,051
Options Written	2,444	1,214,673
Options terminated in closing purchase transactions	(1,179)	(379,767)
Options exercised	(355)	(116,043)
Options expired	(1,493)	(323,713)

Options Outstanding as of August 31, 2010	8,159	$5,332,201

Note 3 — Repurchase Agreements

As of August 31, 2010, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.09%	$263,000
Government Securities	2.18%	6,608,000
Growth & Income	0.69%	2,105,000
Large Capital Growth	1.65%	4,998,000
Mid Cap Index	2.78%	8,429,000
Nasdaq-100® Index	1.15%	3,478,000
Small Cap Index	5.14%	15,580,000
Stock Index	2.78%	8,424,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated August 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $303,234,000, a repurchase price of $303,234,084, and maturity date of September 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Note	2.50%	04/30/15	$290,315,000	$309,301,601

As of August 31, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	24.61%	$49,220,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated August 31, 2010, bearing interest at a rate of 0.22% per annum, with a principal amount of $200,000,000, a repurchase price of $200,001,222 and maturity date of September 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.63%	04/15/28	$112,011,000	$204,000,034

Note 4 — Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain funds own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. During the period ended August 31, 2010, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 5/31/10	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/10
Stock Index	American International Group, Inc.	$—	$1,432,890	$6,840	$—	$—	$(58,779)	$1,380,951

Note 5 — Federal Income Taxes

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at August 31, 2010

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$125,703,330	$6,249,567	$(8,179,518)	$(1,929,951)
Blue Chip Growth	336,444,426	50,285,601	(5,747,147)	44,538,454
Broad Cap Value Income	21,301,186	1,432,512	(3,369,519)	(1,937,007)
Capital Conservation	148,482,354	6,506,974	(976,379)	5,530,595
Core Equity	241,933,113	8,850,606	(27,753,519)	(18,902,913)
Dividend Value	136,980,238	5,922,546	(10,216,518)	(4,293,972)
Foreign Value	954,919,620	52,819,102	(167,701,592)	(114,882,490)
Global Equity	243,280,626	8,806,454	(21,979,666)	(13,173,212)
Global Real Estate	269,622,193	47,606,314	(34,854,338)	12,751,976
Global Social Awareness	316,722,574	10,266,295	(54,718,617)	(44,452,322)
Global Strategy	430,864,170	34,609,237	(45,184,074)	(10,574,837)
Government Securities	136,191,820	4,052,081	(211,283)	3,840,798
Growth	662,246,063	49,962,068	(48,622,925)	1,339,143
Growth & Income	94,709,390	1,711,815	(17,468,442)	(15,756,627)
Health Sciences	168,614,078	26,329,334	(19,778,342)	6,550,992
Inflation Protected	239,003,335	15,674,916	(2,994,535)	12,680,381
International Equities	968,166,447	40,149,751	(153,237,237)	(113,087,486)
International Government Bond*	146,891,049	13,921,018	(2,198,780)	11,722,238
International Growth I	511,672,415	41,201,345	(47,417,444)	(6,216,099)
Large Cap Core	147,957,795	10,278,293	(10,742,534)	(464,241)
Large Capital Growth	339,952,686	42,400,049	(19,707,648)	22,692,401
Mid Cap Index	2,448,079,706	241,158,014	(441,879,923)	(200,721,909)
Mid Cap Strategic Growth	274,626,484	29,387,445	(32,465,819)	(3,078,374)
Money Market I	523,351,863	—	—	—
NASDAQ-100 Index	86,583,154	26,352,761	(10,455,745)	15,897,016
Science & Technology	775,684,920	75,369,587	(119,341,394)	(43,971,807)
Small Cap Aggressive Growth	97,040,984	6,149,058	(14,438,658)	(8,289,600)
Small Cap	310,439,385	35,071,588	(40,013,382)	(4,941,794)
Small Cap Index	986,589,303	83,199,889	(221,059,998)	(137,860,109)
Small Cap Special Values	248,153,645	9,230,114	(41,831,145)	(32,601,031)
Small -Mid Growth	92,703,309	8,278,997	(6,285,008)	1,993,989
Stock Index	2,939,289,034	693,724,149	(506,036,139)	187,688,010
Value	136,657,424	5,149,438	(15,419,659)	(10,270,221)
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2009.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	October 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt Bernlohr
Kurt Bernlohr
President

Date:	October 28, 2010

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	October 28, 2010